      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009.

                                                             FILE NO. 333-119414

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 198                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR M

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:


X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Funds

X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  Oppenheimer Variable Accounts Funds

X  Putnam Variable Trust


X  The Universal Institutional Funds, Inc.


X  Van Kampen Life Investment Trust


X  BB&T Variable Insurance Funds



X  Evergreen Variable Annuity Trust



X  Huntington Funds



X  MTB Group of Funds



X  Pioneer Variable Contracts Funds



X  Wells Fargo Variable Trust Funds


Please see Appendix A for additional information.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2009



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND         APP C-1
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

-------------------------------------------------------------------------------

1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)


X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)


X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))


X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))


B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:


           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit



*   Closed to new investors.



**  No longer available for sale.


For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.


Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.



Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.


Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.


D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)


You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:


- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?



Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.


X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.


F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)


We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      0.95%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.15%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.20%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation Charge (5)                                                   0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

6

-------------------------------------------------------------------------------


(2) Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%; The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%: Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                THE DIRECTOR M
                                                         MINIMUM               MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.69%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)

                                                            THE DIRECTOR M PLATINUM
                                                         MINIMUM               MAXIMUM
---------------------------------------------------  -------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.49%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)



                                                                 AMSOUTH VA M
                                                         MINIMUM               MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.49%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)

                                                             THE DIRECTOR M SELECT
                                                         MINIMUM               MAXIMUM
---------------------------------------------------  -------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.49%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)



                                                           THE HUNTINGTON DIRECTOR M
                                                         MINIMUM               MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.61%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)

                                                            FIFTH THIRD DIRECTOR M
                                                         MINIMUM               MAXIMUM
---------------------------------------------------  -------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.49%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)



                                                            WELLS FARGO DIRECTOR M
                                                         MINIMUM               MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.69%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)

                                                              CLASSIC DIRECTOR M
                                                         MINIMUM               MAXIMUM
---------------------------------------------------  -------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.32%                 1.49%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses)



                                                                        DIRECTOR M ULTRA
                                                                  MINIMUM               MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.32  %               1.86  %
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


                                                 PLATINUM DIRECTOR M (HL),
                                                     AMSOUTH VA M (HL),
               DIRECTOR M (HL & HLA)              DIRECTOR M SELECT (HL),
                  AND WELLS FARGO               FIFTH THIRD DIRECTOR M (HL),            HUNTINGTON               CLASSIC
               DIRECTOR M (HL & HLA)              CLASSIC DIRECTOR M (HL)            DIRECTOR M (HL)         DIRECTOR M (HL)
--------------------------------------------------------------------------------------------------------------------------------



(1) If you Surrender your variable annuity at the end of the applicable time period:



1 year         $1,091  $1,071       $1,083         $1,071
3 years        $1,966  $1,910       $1,944         $1,910
5 years        $2,658  $2,567       $2,621         $2,567
10 years       $4,412  $4,238       $4,343         $4,238



(2)  If you annuitize at the end of the applicable time period:



1 year           $322    $301         $314           $301
3 years        $1,185  $1,126       $1,161         $1,126
5 years        $2,060  $1,964       $2,022         $1,964
10 years       $4,301  $4,126       $4,231         $4,126



(3)  If you do not Surrender your variable annuity:



1 year           $428    $408         $420           $408
3 years        $1,293  $1,233       $1,269         $1,233
5 years        $2,169  $2,073       $2,131         $2,073
10 years       $4,412  $4,238       $4,343         $4,238



                               DIRECTOR M ULTRA (HL)



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                $1,108
3 years               $2,014
5 years               $2,734
10 years              $4,557



(2)  If you annuitize at the end of the applicable time period:



1 year                  $339
3 years               $1,236
5 years               $2,142
10 years              $4,447



(3)  If you do not Surrender your Contract:



1 year                  $445
3 years               $1,343
5 years               $2,249
10 years              $4,557


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.



AVAILABLE INFORMATION



We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.



You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.



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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.


- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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-   Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of


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the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.


Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.



We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.


We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any

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optional charge deductions, and do not include deduction for CDSC or the Annual
Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;


- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;


-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

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The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:



- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;



- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and



-   for all applications where the Owner or joint Owner are non-resident aliens.


You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.


HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may

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directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.


If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.


You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.


Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.


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We have no discretionary authority or control over your investment decisions.
These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.


-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".


- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.


- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

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-   If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.


Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.


Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

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16

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-   Additional considerations apply for qualified Contracts with respect to
    Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


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We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.


Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

18

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HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

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We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.


B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

20

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PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.


Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we

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would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

22

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WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO
DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a

24

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combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement
Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

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26

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Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity

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Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.


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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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                                                                          29

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium
    Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

30

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.


WHEN CAN YOU BUY THIS RIDER?


You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at

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any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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If your Contract Value is reduced to zero due to receiving annual Benefit
Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.


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-   The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.


- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.



- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.


B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?



The Hartford's Lifetime Income Foundation is closed to new investors.


When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

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The Relevant Covered Life will be one factor used to establish your Withdrawal
Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it

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                                                                          35

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  will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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36

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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                                                                          37

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

38

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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                                                                          39

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

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40

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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                                                                          41

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.


- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.



- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.


C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder II is closed to new investors.


When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

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42

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.


We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.


Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.


You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:



-   Notifying us in writing, verbally or electronically, if available.



- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.



- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.



- We will only honor notifications from the Owner or joint Owner and not through your broker.



- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.



- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.


DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a

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                                                                          43

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       dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

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44

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    C.  For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or


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    B.  If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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46

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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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                                                                        47

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See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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48

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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-   Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.


- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?


This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.


You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

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WHEN CAN YOU BUY THIS RIDER?


You may elect this benefit at any time, provided we are still offering this rider for new sales.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.


We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.


DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.


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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.


- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.


- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.


- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.



- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.


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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: Individual Markets Group, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".


GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

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NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.


- ILLINOIS -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.


- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.


  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.


-   OKLAHOMA -- The only AIRs available are 3% and 5%.

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-   OREGON -- We will accept subsequent Premium Payments during the first three
    Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.


- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.



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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the


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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds


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Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing
Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.


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C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



    1.   NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."


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iv.  The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii.  The 10% penalty tax will not apply to the following distributions:



       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



       3.   Distributions attributable to a recipient's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



       5. Distributions made under certain annuities issued in connection with structured settlement agreements.



       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).


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       7.   Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



       f.   REQUIRED DISTRIBUTIONS



i.   Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:



       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



iii.  Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.



       g.   ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



       h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers


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to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.



    3.   DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts


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without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the


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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.



H. TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.



10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



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The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may


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make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount


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($16,500 for 2009). The Plan may provide for additional "catch-up"
contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.


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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.


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7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a

74

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"direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- EXAMPLES

TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

-------------------------------------------------------------------------------

PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

-------------------------------------------------------------------------------

EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

-------------------------------------------------------------------------------

THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER


FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.


EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.


- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.



       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.


EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.


- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.



       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.


EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.


- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.



       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.


EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.


- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.



       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.


EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.


-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.


-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.


       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.



         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.


       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.


       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.



         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.


       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------


EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.


VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)


New Contract Value = $2,000


- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)


New Contract Value = $2,000


- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated


EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.



VALUES PRIOR TO ANNIVERSARY:



                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500



VALUES AFTER THE ANNIVERSARY PROCESSING:



                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------


EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.



                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000


MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,135            1,339              513               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               74               59               46
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               60               37                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                9                2                3
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,375            3,492            2,034              460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              234              208               86
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              474              245               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               65               47               27

APP II-2

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,377            1,839            1,007              257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              112               94               47
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,193           11,869            6,355              966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    691              743              592              270
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,352            1,927            1,156              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              169              134               79
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              777              512              111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               72               53               21
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,413            2,360            1,513              331
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              319              294              139

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              255              100               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               11                2
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,626            7,734            5,013            2,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              338              351              201
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,692           69,599           46,298           10,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,329            3,672            3,456            1,506
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,751           76,301           37,194            5,920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,460            1,389              885              416
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,141            3,181            1,340              306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    323              282              234              119

APP II-4

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              515              233               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               30                -               15
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,284              809              518               74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               57               30                8
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,017            1,536              800              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              101               80               45
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,970            2,619            1,928              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              145              351              373
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,438            8,003            4,573              888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,541            1,753            1,368              626

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,072            6,578            3,048              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              353              309              145
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,902            2,750            1,382              306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               93               85               81
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,526            5,943            3,090              960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              465              283              135
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,268           16,369           10,931            2,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    595              538              549              247
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,943            2,186              990              388
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              349              238              135
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -

APP II-6

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,131           17,091            9,397            1,575
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,285              930              406              133
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,166            3,799              398                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              101               28                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            3,865            3,006            1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              619              565              314
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,267            5,153            4,521            1,348
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              236              201              115

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99,069           95,170           51,367           11,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,187            2,504            1,973            1,146
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48,733           48,217           24,211            4,626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,508            2,621            2,033              891
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,935            6,940            1,315              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    433              314              287              176
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,572            3,539            1,362              410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              537              293              238
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              282              179               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               27               18               10
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              149               63               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                6                5

APP II-8

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              902              373               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              113               42               18
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,943            5,506            2,559              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              183              135               20
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              143               70               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19                5                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,094            1,429              750              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               83               54               25
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,365            6,880            3,219              319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              308              212               74
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    251              252              157               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16               12                8

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,342            2,202            1,196              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              127              109               38
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               70               50                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11               28               25
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    949              982              434               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               34                8
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               57               22               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                6                3
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               55               19                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,041              660              157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               78               61               27

APP II-10

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727              778               64                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               31                7                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              128              104               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                8                3
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              854              520               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               51               45               17
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              168               76               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6               15               12
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               20               11                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                1

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               10                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                7                5
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              405              197               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               44               22               13
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              302              147               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                8                5
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              297              152               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               23               20                9
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,336            1,453              935              270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              140              127               85
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,062            1,097              394               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               50               40               17

APP II-12

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.184           $1.174           $1.026           $0.939
  Accumulation Unit Value at end of
   period                                     $0.723           $1.184           $1.174           $1.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    593              836              613              385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.130           $1.129           $0.995           $0.915
  Accumulation Unit Value at end of
   period                                     $0.685           $1.130           $1.129           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
BB&T LARGE CAP VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.714           $1.842           $1.536           $1.437
  Accumulation Unit Value at end of
   period                                     $1.060           $1.714           $1.842           $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,080            1,063              254               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.630           $1.765           $1.484           $1.396
  Accumulation Unit Value at end of
   period                                     $1.000           $1.630           $1.765           $1.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               44                -                -
BB&T MID CAP GROWTH VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.522           $1.491           $1.210
  Accumulation Unit Value at end of
   period                                     $0.968           $2.031           $1.522           $1.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              657              362              136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.941           $1.466           $1.447           $1.181
  Accumulation Unit Value at end of
   period                                     $0.918           $1.941           $1.466           $1.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               22                -                -
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.757           $1.567           $1.271           $1.178
  Accumulation Unit Value at end of
   period                                     $1.151           $1.757           $1.567           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,842            3,517            1,598              618
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.709           $1.537           $1.257           $1.171
  Accumulation Unit Value at end of
   period                                     $1.111           $1.709           $1.537           $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289              250              200              181
BB&T TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.103           $1.048           $1.025           $1.020
  Accumulation Unit Value at end of
   period                                     $1.128           $1.103           $1.048           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,173            1,239              932              525
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.028           $1.013           $1.014
  Accumulation Unit Value at end of
   period                                     $1.088           $1.074           $1.028           $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.216           $1.174           $1.021           $0.995
  Accumulation Unit Value at end of
   period                                     $0.789           $1.216           $1.174           $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               57               57               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.194           $1.162           $1.019           $0.994
  Accumulation Unit Value at end of
   period                                     $0.769           $1.194           $1.162           $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PIONEER OAK RIDGE LARGE CAP GROWTH VCT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.056           $1.040           $1.019
  Accumulation Unit Value at end of
   period                                     $0.688           $1.129           $1.056           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               16               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.109           $1.046           $1.038           $1.018
  Accumulation Unit Value at end of
   period                                     $0.671           $1.109           $1.046           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               12                -
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.056           $0.972           $0.911
  Accumulation Unit Value at end of
   period                                     $0.600           $1.114           $1.056           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93              126               40                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.006           $0.933           $0.879
  Accumulation Unit Value at end of
   period                                     $0.562           $1.052           $1.006           $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.371           $1.231           $1.121
  Accumulation Unit Value at end of
   period                                     $0.975           $1.468           $1.371           $1.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               10                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.421           $1.338           $1.211           $1.108
  Accumulation Unit Value at end of
   period                                     $0.936           $1.421           $1.338           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.586           $1.444           $1.316           $1.128
  Accumulation Unit Value at end of
   period                                     $0.923           $1.586           $1.444           $1.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    647              721              663              125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.095           $1.006           $0.924           $0.796
  Accumulation Unit Value at end of
   period                                     $0.632           $1.095           $1.006           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               47               31
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.291           $2.016           $1.655           $1.418
  Accumulation Unit Value at end of
   period                                     $1.325           $2.291           $2.016           $1.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              158               47               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.357           $1.204           $0.997           $0.858
  Accumulation Unit Value at end of
   period                                     $0.779           $1.357           $1.204           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               23                2                2
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.947           $0.856           $0.816           $0.723
  Accumulation Unit Value at end of
   period                                     $0.682           $0.947           $0.856           $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.706           $0.643           $0.618           $0.551
  Accumulation Unit Value at end of
   period                                     $0.504           $0.706           $0.643           $0.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3

APP II-14

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.969           $2.153           $1.792           $1.559
  Accumulation Unit Value at end of
   period                                     $1.337           $1.969           $2.153           $1.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,107            1,172              738              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.876           $2.068           $1.735           $1.517
  Accumulation Unit Value at end of
   period                                     $1.264           $1.876           $2.068           $1.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292              287              266               73
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.605           $1.393           $1.335
  Accumulation Unit Value at end of
   period                                     $1.059           $1.489           $1.605           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    841              975              591              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.547           $1.353           $1.303
  Accumulation Unit Value at end of
   period                                     $1.004           $1.424           $1.547           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              105               63               37
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.033           $0.911           $0.855           $0.824
  Accumulation Unit Value at end of
   period                                     $0.634           $1.033           $0.911           $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,175              916              388               86
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.985           $0.876           $0.829           $0.803
  Accumulation Unit Value at end of
   period                                     $0.600           $0.985           $0.876           $0.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               25               24
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.383           $1.386           $1.245           $1.203
  Accumulation Unit Value at end of
   period                                     $0.850           $1.383           $1.386           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    897              885              627              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.316           $1.330           $1.204           $1.169
  Accumulation Unit Value at end of
   period                                     $0.802           $1.316           $1.330           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               87               87               87
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.282          $14.476          $11.644          $10.099
  Accumulation Unit Value at end of
   period                                     $9.568          $16.282          $14.476          $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               82               45                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.949          $14.294          $11.590          $10.091
  Accumulation Unit Value at end of
   period                                     $9.297          $15.949          $14.294          $11.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -                -
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.162           $1.095           $0.959
  Accumulation Unit Value at end of
   period                                     $0.729           $1.116           $1.162           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    489              584              465              189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.139           $1.082           $0.953
  Accumulation Unit Value at end of
   period                                     $0.703           $1.085           $1.139           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               31               17               13

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.796           $1.670           $1.576           $1.378
  Accumulation Unit Value at end of
   period                                     $1.086           $1.796           $1.670           $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    832              837              556              156
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.609           $1.530           $1.345
  Accumulation Unit Value at end of
   period                                     $1.029           $1.716           $1.609           $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              122              106               97
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.776          $10.488          $10.019          $10.036
  Accumulation Unit Value at end of
   period                                    $10.881          $10.776          $10.488          $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               63               29                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.555          $10.356           $9.972          $10.028
  Accumulation Unit Value at end of
   period                                    $10.573          $10.555          $10.356           $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.920           $1.727           $1.584           $1.364
  Accumulation Unit Value at end of
   period                                     $0.899           $1.920           $1.727           $1.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              898              645              103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.835           $1.663           $1.538           $1.332
  Accumulation Unit Value at end of
   period                                     $0.852           $1.835           $1.663           $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               34               27               25
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.638           $1.519           $1.285           $1.132
  Accumulation Unit Value at end of
   period                                     $0.938           $1.638           $1.519           $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    275              295              101               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.566           $1.463           $1.247           $1.105
  Accumulation Unit Value at end of
   period                                     $0.890           $1.566           $1.463           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.493           $1.356           $1.308           $1.088
  Accumulation Unit Value at end of
   period                                     $0.867           $1.493           $1.356           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,216            1,168              965              234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.329           $1.292           $1.081
  Accumulation Unit Value at end of
   period                                     $0.836           $1.451           $1.329           $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               57               36               22
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.418           $1.333           $1.202           $1.129
  Accumulation Unit Value at end of
   period                                     $0.993           $1.418           $1.333           $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.284           $1.168           $1.103
  Accumulation Unit Value at end of
   period                                     $0.942           $1.355           $1.284           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP II-16

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.305           $1.336           $1.107           $1.070
  Accumulation Unit Value at end of
   period                                     $0.838           $1.305           $1.336           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.247           $1.287           $1.075           $1.045
  Accumulation Unit Value at end of
   period                                     $0.795           $1.247           $1.287           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.444          $12.771          $11.269          $10.526
  Accumulation Unit Value at end of
   period                                     $8.495          $15.444          $12.771          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.128          $12.610          $11.216          $10.518
  Accumulation Unit Value at end of
   period                                     $8.255          $15.128          $12.610          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.418           $1.210           $1.148
  Accumulation Unit Value at end of
   period                                     $0.905           $1.441           $1.418           $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.367           $1.175           $1.121
  Accumulation Unit Value at end of
   period                                     $0.858           $1.378           $1.367           $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.632           $1.465           $1.227           $1.100
  Accumulation Unit Value at end of
   period                                     $0.913           $1.632           $1.465           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.560           $1.412           $1.192           $1.074
  Accumulation Unit Value at end of
   period                                     $0.866           $1.560           $1.412           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.143           $1.130           $0.989           $0.955
  Accumulation Unit Value at end of
   period                                     $0.684           $1.143           $1.130           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.089           $0.960           $0.933
  Accumulation Unit Value at end of
   period                                     $0.649           $1.093           $1.089           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.149           $1.080           $1.067           $0.917
  Accumulation Unit Value at end of
   period                                     $0.693           $1.149           $1.080           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.040           $1.037           $0.895
  Accumulation Unit Value at end of
   period                                     $0.657           $1.098           $1.040           $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.072           $1.036           $1.004           $0.992
  Accumulation Unit Value at end of
   period                                     $1.084           $1.072           $1.036           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.998           $0.975           $0.969
  Accumulation Unit Value at end of
   period                                     $1.027           $1.024           $0.998           $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.707          $12.054          $10.866          $10.332
  Accumulation Unit Value at end of
   period                                     $7.525          $12.707          $12.054          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.447          $11.902          $10.815          $10.324
  Accumulation Unit Value at end of
   period                                     $7.312          $12.447          $11.902          $10.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.599           $1.421           $1.171           $0.976
  Accumulation Unit Value at end of
   period                                     $0.926           $1.599           $1.421           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.528           $1.369           $1.137           $0.953
  Accumulation Unit Value at end of
   period                                     $0.878           $1.528           $1.369           $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.859          $12.115          $10.827
  Accumulation Unit Value at end of
   period                                     $7.458          $13.606          $13.859          $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.327          $13.685          $12.058          $10.819
  Accumulation Unit Value at end of
   period                                     $7.247          $13.327          $13.685          $12.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.198           $1.167           $1.162
  Accumulation Unit Value at end of
   period                                     $1.273           $1.258           $1.198           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.202           $1.154           $1.133           $1.134
  Accumulation Unit Value at end of
   period                                     $1.207           $1.202           $1.154           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.810           $1.817           $1.582           $1.464
  Accumulation Unit Value at end of
   period                                     $1.111           $1.810           $1.817           $1.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               14                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.768           $1.552           $1.445
  Accumulation Unit Value at end of
   period                                     $1.064           $1.748           $1.768           $1.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

APP II-18

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP
 GROWTH STOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.517           $1.331           $1.215           $1.162
  Accumulation Unit Value at end of
   period                                     $0.889           $1.517           $1.331           $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.465           $1.295           $1.192           $1.146
  Accumulation Unit Value at end of
   period                                     $0.852           $1.465           $1.295           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
RIDGEWORTH VARIABLE TRUST LARGE CAP
 VALUE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.882           $1.838           $1.518           $1.444
  Accumulation Unit Value at end of
   period                                     $1.250           $1.882           $1.838           $1.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    496              389              199               64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.817           $1.789           $1.490           $1.425
  Accumulation Unit Value at end of
   period                                     $1.198           $1.817           $1.789           $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               20               17               10
RIDGEWORTH VARIABLE TRUST MID-CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.906           $1.833           $1.675           $1.461
  Accumulation Unit Value at end of
   period                                     $1.118           $1.906           $1.833           $1.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.841           $1.785           $1.644           $1.441
  Accumulation Unit Value at end of
   period                                     $1.071           $1.841           $1.785           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MTB LARGE CAP GROWTH FUND II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.195           $1.107           $1.015           $0.960
  Accumulation Unit Value at end of
   period                                     $0.720           $1.195           $1.107           $1.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    468              375              146               63
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.159           $1.083           $1.001           $0.952
  Accumulation Unit Value at end of
   period                                     $0.693           $1.159           $1.083           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               20                8
MTB LARGE CAP VALUE FUND II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.336           $1.330           $1.144           $1.013
  Accumulation Unit Value at end of
   period                                     $0.800           $1.336           $1.330           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,018            1,127              371               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.296           $1.301           $1.128           $1.004
  Accumulation Unit Value at end of
   period                                     $0.770           $1.296           $1.301           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               17               13                3
MTB MANAGED ALLOCATION FUND - AGGRESSIVE
 GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.792          $12.014          $10.587           $9.615
  Accumulation Unit Value at end of
   period                                     $7.508          $12.792          $12.014          $10.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               17               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.530          $11.862          $10.537           $9.608
  Accumulation Unit Value at end of
   period                                     $7.296          $12.530          $11.862          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND -
 CONSERVATIVE GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.204          $10.778          $10.194          $10.039
  Accumulation Unit Value at end of
   period                                     $8.894          $11.204          $10.778          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               29                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.975          $10.642          $10.146          $10.031
  Accumulation Unit Value at end of
   period                                     $8.643          $10.975          $10.642          $10.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
MTB MANAGED ALLOCATION FUND - MODERATE
 GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.213           $1.148           $1.052           $0.988
  Accumulation Unit Value at end of
   period                                     $0.851           $1.213           $1.148           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,522            1,247              721              597
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.123           $1.038           $0.979
  Accumulation Unit Value at end of
   period                                     $0.819           $1.178           $1.123           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               68               50               50



(a)  Inception date November 10, 2008.



(b) Inception date May 1, 2008.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,955            1,451              623              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              162              119               53
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              122               58                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7               10                8
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    392               15                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                6                -                -

APP II-20

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,128            5,588            3,064              842
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              399              307              158
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              647              340               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90              102               44                5
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,917            3,035            1,625              458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              202              154               92
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,741           11,755            5,407              838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              585              420              119
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,327            2,779            1,558              445
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212              215              169               90

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,165            1,078              611              117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               72               50               20
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,804            2,610            1,683              273
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              185              154               39
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    253              277               93               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               19                9                6
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,626            8,516            5,767            2,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    262              324              249              113
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94,723          104,893           68,608           17,391
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,434            6,100            5,311            2,708

APP II-22

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90,204           79,772           37,177            6,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,956            1,864            1,109              303
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,908            6,041            3,026              911
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              376              330              102
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750              942              576              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4                -                -
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,481            1,436              713              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               77               62               19
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,024            2,875            1,310              374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              335              239               12

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,542            4,230            3,207            1,345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    314              302              236              113
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,126           16,951            8,227            1,580
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,202            1,023              813              408
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,960            7,997            3,516              886
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    468              428              370              167
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,297            4,871            3,277              775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              145              121               80
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,564            9,485            5,257            1,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,276              854              773              328
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,867           23,238           16,060            4,233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              762              686              383

APP II-24

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,007            4,561            2,415              445
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              381              175               61
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               12                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                2                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,226           21,284           10,710            2,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,951            1,970            1,466              570
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,968            7,740            1,175                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              236               48                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,745            6,001            4,955            2,263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,300            1,179              907              658

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,885            9,852            7,197            3,690
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              107              123               28
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98,588           92,831           46,964           10,950
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,468            2,484            1,827              809
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69,083           65,677           30,216            6,242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,355            2,076            1,024
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,574           12,023            2,287              580
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,684            1,593              649              181
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,790            8,045            5,218            1,055
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    735              522              619              359

APP II-26

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              543              398               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               46               23                7
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              384              225               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               29               41               17
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,681            1,403              887              130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               96               68               25
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,701            7,074            3,016              346
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              264              154               45
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              198              112               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               45               49                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,211            2,243            1,091              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    185              170              129               60

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,315            7,494            3,241              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    230              226              141               40
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    352              366              164               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               38               31                8
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,991            3,701            1,913              371
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              210              159               61
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              107               61               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               21               25                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,094            1,014              392               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               56               16                4
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               76               27               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                -                -

APP II-28

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               26               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,834            1,632            1,025              278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              105               92               54
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            1,426               96               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116               82                5                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              169               89               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               20                2
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,141            1,272              759              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               82               73               25

                                                                   APP II-29

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    260              215              132               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9               21                5
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               40               23                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    789              716              395              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               70               39               24
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    383              331              187               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               31               19               11
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              432              150               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14               13                9

APP II-30

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,815            1,962            1,263              393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              132              107               48
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,163            1,033              453              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               56               41               13
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.418           $1.333           $1.202           $1.129
  Accumulation Unit Value at end of
   period                                     $0.993           $1.418           $1.333           $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               85               61                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.284           $1.168           $1.103
  Accumulation Unit Value at end of
   period                                     $0.942           $1.355           $1.284           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.305           $1.336           $1.107           $1.070
  Accumulation Unit Value at end of
   period                                     $0.838           $1.305           $1.336           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    914              506              135               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.247           $1.287           $1.075           $1.045
  Accumulation Unit Value at end of
   period                                     $0.795           $1.247           $1.287           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.444          $12.771          $11.269          $10.526
  Accumulation Unit Value at end of
   period                                     $8.495          $15.444          $12.771          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.128          $12.610          $11.216          $10.518
  Accumulation Unit Value at end of
   period                                     $8.255          $15.128          $12.610          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.418           $1.210           $1.148
  Accumulation Unit Value at end of
   period                                     $0.905           $1.441           $1.418           $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                5                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.367           $1.175           $1.121
  Accumulation Unit Value at end of
   period                                     $0.858           $1.378           $1.367           $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                   APP II-31

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.632           $1.465           $1.227           $1.100
  Accumulation Unit Value at end of
   period                                     $0.913           $1.632           $1.465           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               17                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.560           $1.412           $1.192           $1.074
  Accumulation Unit Value at end of
   period                                     $0.866           $1.560           $1.412           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.143           $1.130           $0.989           $0.955
  Accumulation Unit Value at end of
   period                                     $0.684           $1.143           $1.130           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.089           $0.960           $0.933
  Accumulation Unit Value at end of
   period                                     $0.649           $1.093           $1.089           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.149           $1.080           $1.067           $0.917
  Accumulation Unit Value at end of
   period                                     $0.693           $1.149           $1.080           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,031            1,102              386               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.040           $1.037           $0.895
  Accumulation Unit Value at end of
   period                                     $0.657           $1.098           $1.040           $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               25               26               21
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.072           $1.036           $1.004           $0.992
  Accumulation Unit Value at end of
   period                                     $1.084           $1.072           $1.036           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    690               12               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.998           $0.975           $0.969
  Accumulation Unit Value at end of
   period                                     $1.027           $1.024           $0.998           $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.707          $12.054          $10.866          $10.332
  Accumulation Unit Value at end of
   period                                     $7.525          $12.707          $12.054          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               31                5                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.447          $11.902          $10.815          $10.324
  Accumulation Unit Value at end of
   period                                     $7.312          $12.447          $11.902          $10.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.599           $1.421           $1.171           $0.976
  Accumulation Unit Value at end of
   period                                     $0.926           $1.599           $1.421           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    731              561              168               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.528           $1.369           $1.137           $0.953
  Accumulation Unit Value at end of
   period                                     $0.878           $1.528           $1.369           $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               18               13               12

APP II-32

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.859          $12.115          $10.827
  Accumulation Unit Value at end of
   period                                     $7.458          $13.606          $13.859          $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                6                5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.327          $13.685          $12.058          $10.819
  Accumulation Unit Value at end of
   period                                     $7.247          $13.327          $13.685          $12.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.198           $1.167           $1.162
  Accumulation Unit Value at end of
   period                                     $1.273           $1.258           $1.198           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227              120               75                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.202           $1.154           $1.133           $1.134
  Accumulation Unit Value at end of
   period                                     $1.207           $1.202           $1.154           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                -                -



(a)  Inception date November 10, 2008.



(b) Inception date May 1, 2008.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP A-2

--------------------------------------------------------------------------------

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges -- As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

                    APP A-3

--------------------------------------------------------------------------------

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

APP A-4

--------------------------------------------------------------------------------

II. EXAMPLES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:


                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $458   $1,381   $2,310        $4,666
Core                                   $464   $1,395   $2,334        $4,708
Outlook                              $1,137   $1,901   $2,380        $4,791
Plus                                 $1,231   $2,187   $3,051        $4,791


(2)  If you annuitize at the end of the applicable time period:


                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $353        $1,274   $2,203        $4,558
Core                              $358        $1,289   $2,227        $4,600
Outlook                           $368        $1,319   $2,274        $4,683
Plus                              $368        $1,319   $2,274        $4,683


(3)  If you do not Surrender your variable annuity:


                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $458        $1,381   $2,310        $4,666
Core                              $464        $1,395   $2,334        $4,708
Outlook                           $474        $1,425   $2,380        $4,791
Plus                              $474        $1,425   $2,380        $4,791

                    APP A-5

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS (STANDARD)


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS       Maximize total return           AllianceBernstein L.P.            X      X       X      X      X
  Balanced Wealth Strategy   consistent with Advisor's
  Portfolio - Class B        determination of reasonable
                             risk
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  International Growth
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  International Value
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  Small/Mid Cap Value
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  Value Portfolio - Class B
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)  Seeks long-term capital         Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  appreciation                    Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Dynamic        Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Capital Appreciation                                       Company
  Portfolio - Service Class                                  Sub-advised by FMR Co., Inc.
  2                                                          and other Fidelity affiliates
 Fidelity VIP Equity-Income  Seeks reasonable income. Fund   Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  will also consider potential    Company
  2                          for capital appreciation.       Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Growth         Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Mid Cap        Long-term capital growth        Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Value          Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Strategies Portfolio -                                     Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates

APP A-6

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
II, INC.
 Hartford Growth             Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford LargeCap Growth    Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Hartford
                                                             Investment Management Company
 Hartford MidCap Growth HLS  Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA                                            Services, LLC.
                                                             Sub-advised by Hartford
                                                             Investment Management Company
 Hartford SmallCap Growth    Long-term capital appreciation  Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP and
                                                             Hartford Investment Management
                                                             Company
 Hartford SmallCap Value     Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Kayne Anderson
                                                             Rudnick Investment Management,
                                                             LLC, Metropolitan West Capital
                                                             Management, LLC and SSgA Funds
                                                             Management, Inc.
 Hartford U.S. Government    Maximize total return with a    Hartford Investment Financial     X      X       X      X      X
  Securities HLS Fund -      high level of current income    Services, LLC.
  Class IA                   consistent with prudent         Sub-advised by Hartford
                             investment risk                 Investment Management Company
 Hartford Value              Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund  Maximum long-term total return  Hartford Investment Financial     X      X       X      X      X
  - Class IA                                                 Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-7

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital            Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Appreciation HLS Fund -                                    Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Disciplined        Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Equity HLS Fund - Class                                    Services, LLC.
  IA                                                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Dividend and       High level of current income    Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class    consistent with growth of       Services, LLC.
  IA                         capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Equity Income HLS  High level of current income    Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            consistent with growth of       Services, LLC.
                             capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Fundamental        Seeks long-term capital         Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class    appreciation                    Services, LLC.
  IA (1)                                                     Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Advisers    Maximum long-term total rate    Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA        of return                       Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Equity HLS  Seeks long term capital         Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            appreciation                    Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Growth HLS  Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA (2)                                        Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Growth HLS Fund -  Seeks long-term capital         Hartford Investment Financial     X      X       X      X      X
  Class IA                   appreciation                    Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford High Yield HLS     High current income with        Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            growth of capital as a          Services, LLC.
                             secondary objective             Sub-advised by Hartford
                                                             Investment Management Company

APP A-8

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -   Seeks to provide investment     Hartford Investment Financial     X      X       X      X      X
  Class IA                   results which approximate the   Services, LLC.
                             price and yield performance of  Sub-advised by Hartford
                             publicly traded common stocks   Investment Management Company
                             in the aggregate
 Hartford International      Seeks capital appreciation      Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class                                    Services, LLC.
  IA (3)                                                     Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford International      Long-term capital growth        Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford International      Seeks capital appreciation      Hartford Investment Financial     X      X       X      X      X
  Small Company HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Money Market HLS   Maximum current income          Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA*           consistent with liquidity and   Services, LLC.
                             preservation of capital         Sub-advised by Hartford
                                                             Investment Management Company
 Hartford Small Company HLS  Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA                                            Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP and
                                                             Hartford Investment Management
                                                             Company
 Hartford Stock HLS Fund -   Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  Class IA                                                   Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Total Return Bond  Competitive total return, with  Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA        income as a secondary           Services, LLC.
                             objective                       Sub-advised by Hartford
                                                             Investment Management Company
 Hartford Value HLS Fund -   Long-term total return          Hartford Investment Financial     X      X       X      X      X
  Class IA                                                   Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-9

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND,
INC.
 Lord Abbett All Value       Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       and income without excessive
                             fluctuations in market value
 Lord Abbett America's       Current income and capital      Lord, Abbett & Co. LLC            X      X       X      X      X
  Value Portfolio - Class    appreciation
  VC
 Lord Abbett Bond-Debenture  High current income and         Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       capital appreciation to
                             produce the opportunity for a
                             high total return
 Lord Abbett Growth and      Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Income Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
 Lord Abbett Large-Cap Core  Growth of capital and growth    Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       of income consistent with
                             reasonable risk
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
 Oppenheimer Capital         Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  Appreciation Fund/VA -     appreciation by investing in
  Service Shares             securities of well-known
                             established companies.
 Oppenheimer Global          Seeks long-term capital         OppenheimerFunds, Inc.            X      X       X      X      X
  Securities Fund/VA -       appreciation by investing a
  Service Shares             substantial portion of its
                             assets in securities of
                             foreign issuers, "growth-type"
                             companies, cyclical industries
                             and special situations which
                             are considered to have
                             appreciation possibilities.
 Oppenheimer Main Street     Seeks a high total return       OppenheimerFunds, Inc.            X      X       X      X      X
  Fund(R)/VA - Service       (which includes growth in the
  Shares                     value of its shares as well as
                             current income) from equity
                             and debt securities. From time
                             to time the Fund may focus on
                             small to medium capitalization
                             common stocks, bonds and
                             convertible securities.
 Oppenheimer Main Street     The Fund seeks capital          OppenheimerFunds, Inc.            X      X       X      X      X
  Small Cap Fund(R)/VA -     appreciation from investing
  Service Shares             mainly in small company
                             stocks.
 Oppenheimer MidCap Fund/VA  Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  - Service Shares           appreciation by investing in
                             "growth-type" companies.

APP A-10

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Diversified       As high a level of current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income as Putnam Management     LLC
                             believes is consistent with
                             preservation of capital
 Putnam VT Equity Income     Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB            income                          LLC
 Putnam VT Global Asset      High level of long-term total   Putnam Investment Management,     X      X       X      X      X
  Allocation Fund - Class    return consistent with          LLC
  IB                         preservation of capital         Putnam Advisory Company, LLC
 Putnam VT Growth and        Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB++   income                          LLC
 Putnam VT International     Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Equity Fund - Class IB                                     LLC
                                                             Putnam Advisory Company, LLC
 Putnam VT International     Capital growth. Current income  Putnam Management                 X      X       X      X      X
  Growth and Income Fund -   is a secondary objective        Putnam Advisory Company, LLC
  Class IB
 Putnam VT Investors Fund -  Long-term growth of capital     Putnam Investment Management,     X      X       X      X      X
  Class IB                   and any increased income that   LLC
                             results from this growth
 Putnam VT Small Cap Value   Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT The George        A balanced investment composed  Putnam Investment Management,     X      X       X      X      X
  Putnam Fund of Boston -    of a well diversified           LLC
  Class IB                   portfolio of stocks and bonds
                             which provide both capital
                             growth and current income
 Putnam VT Vista Fund -      Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Class IB                                                   LLC
 Putnam VT Voyager Fund -    Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Class IB++                                                 LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen - UIF Emerging   Long-term capital appreciation  Morgan Stanley Investment         X      X       X      X      X
  Markets Equity Portfolio   by investing primarily in       Management Inc., doing
  - Class II                 growth-oriented equity          business as Van Kampen
                             securities of issuers in
                             emerging market countries.
 Van Kampen - UIF Mid Cap    Long-term capital growth by     Morgan Stanley Investment         X      X       X      X      X
  Growth Portfolio - Class   investing primarily in common   Management Inc., doing
  II                         stocks and other equity         business as Van Kampen
                             securities.
 Van Kampen - UIF U.S. Mid   Above-average total return      Morgan Stanley Investment         X      X       X      X      X
  Cap Value Portfolio -      over a market cycle of three    Management Inc., doing
  Class II                   to five years by investing in   business as Van Kampen
                             common stocks and other equity
                             securities.

                    APP A-11

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock     Seeks capital growth and        Van Kampen Asset Management       X      X       X      X      X
  Portfolio - Class II       income through investments in
                             equity securities, including
                             common stocks, preferred
                             stocks and securities
                             convertible into common and
                             preferred stocks.
 Van Kampen LIT Growth and   Seeks long-term growth of       Van Kampen Asset Management       X      X       X      X      X
  Income Portfolio - Class   capital and income.
  II
 Fixed Accumulation          Preservation of capital         General Account                   X              X
  Feature**



++ Closed to Contracts issued on or after 11/12/2007



NOTES



(1)  Formerly Hartford Focus HLS Fund - Class IA



(2)  Formerly Hartford Global Leaders HLS Fund - Class IA



(3)  Formerly Hartford International Capital Appreciation HLS Fund - Class IA



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

APP A-12

--------------------------------------------------------------------------------


IV. INVESTMENT OPTIONS PROPRIETARY



FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
BB&T VARIABLE INSURANCE
FUNDS
 BB&T Capital Manager        Seeks capital appreciation      BB&T Asset Management, Inc.       X                            X
  Equity VIF
 BB&T Large Cap VIF          Capital growth, current income  BB&T Asset Management, Inc.       X                            X
                             or both
 BB&T Mid Cap Growth VIF     Seeks long-term capital         BB&T Asset Management, Inc.       X                            X
                             appreciation
 BB&T Special Opportunities  Seeks long-term capital         BB&T Asset Management, Inc.       X                            X
  Equity VIF                 appreciation                    Sub-advised by Scott &
                                                             Stringfellow, LLC
 BB&T Total Return Bond VIF  High level of current income    BB&T Asset Management, Inc.       X                            X
                             and a competitive total return  Sub-advised by Sterling
                                                             Capital Management, LLC
EVERGREEN VARIABLE ANNUITY
TRUST
 Evergreen VA Diversified    Capital growth and current      Evergreen Investment              X                     X      X
  Capital Builder Fund -     income                          Management Company, LLC
  Class 1 (1)
 Evergreen VA Fundamental    Capital growth with the         Evergreen Investment              X                     X      X
  Large Cap Fund - Class 1   potential for current income    Management Company, LLC
 Evergreen VA Growth Fund -  Seeks long-term capital growth  Evergreen Investment              X                     X      X
  Class 1                                                    Management Company, LLC
 Evergreen VA International  Long-term capital growth and    Evergreen Investment              X                     X      X
  Equity Fund - Class 1      secondarily, modest income      Management Company, LLC
 Evergreen VA Omega Fund -   Seeks long-term capital growth  Evergreen Investment              X                     X      X
  Class 1                                                    Management Company, LLC
 Evergreen VA Special        Seeks capital growth in the     Evergreen Investment              X                     X      X
  Values Fund - Class 1      value of its shares             Management Company, LLC
HUNTINGTON FUNDS
 Huntington VA Dividend      Total return with dividend      Huntington Asset Advisors,        X                            X
  Capture Fund               income as an important          Inc.
                             component of that return
 Huntington VA Growth Fund   Seeks long-term capital         Huntington Asset Advisors,        X                            X
                             appreciation                    Inc.
 Huntington VA Income        Current income and moderate     Huntington Asset Advisors,        X                            X
  Equity Fund                appreciation of capital         Inc.
 Huntington VA               Seeks total return              Huntington Asset Advisors,        X                            X
  International Equity Fund                                  Inc.
 Huntington VA Macro 100     Total return consisting of      Huntington Asset Advisors,        X                            X
  Fund                       capital appreciation and        Inc.
                             income

                    APP A-13

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Huntington VA Mid Corp      Seeks long-term capital         Huntington Asset Advisors,        X                            X
  America Fund               appreciation                    Inc.
 Huntington VA Mortgage      Current income                  Huntington Asset Advisors,        X                            X
  Securities Fund                                            Inc.
 Huntington VA New Economy   Seeks capital appreciation      Huntington Asset Advisors,        X                            X
  Fund                                                       Inc.
 Huntington VA Rotating      Seeks capital appreciation      Huntington Asset Advisors,        X                            X
  Markets Fund                                               Inc.
 Huntington VA Situs Fund    Seeks long-term capital         Huntington Asset Advisors,        X                            X
                             appreciation                    Inc.
MTB GROUP OF FUNDS
 MTB Managed Allocation      Seeks capital appreciation      MTB Investment Advisors, Inc.     X                            X
  Fund - Moderate Growth II  and, secondarily, income
PIONEER VARIABLE CONTRACTS
TRUST
 Pioneer Fund VCT Portfolio  Long-term growth of capital     Pioneer Investment Management,    X                     X      X
  - Class II                 and reasonable current income   Inc.
WELLS FARGO VARIABLE TRUST
FUNDS (2)
 Wells Fargo Advantage VT    Long-term total return,         Wells Fargo Funds Management,     X                            X
  Asset Allocation Fund      consisting of capital           LLC
                             appreciation and current        Sub-advised by Wells Capital
                             income                          Management Incorporated
 Wells Fargo Advantage VT    Maximum long-term total return  Wells Fargo Funds Management,     X                            X
  C&B Large Cap Value Fund   (current income and capital     LLC
                             appreciation), consistent with  Sub-advised by Cooke & Bieler,
                             minimizing risk to principal    L.P.
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  Discovery Fund             appreciation                    LLC
                                                             Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Long-term capital appreciation  Wells Fargo Funds Management,     X                            X
  Equity Income Fund         and above-average dividend      LLC
                             income                          Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  International Core Fund    appreciation                    LLC
                                                             Evergreen Investment
                                                             Management Company, LLC

APP A-14

--------------------------------------------------------------------------------


FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage VT    Total return comprised of       Wells Fargo Funds Management,     X                            X
  Large Company Core Fund    long-term capital appreciation  LLC
                             and current income              Sub-advised by Matrix Asset
                                                             Advisors, Inc.
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  Large Company Growth Fund  appreciation                    LLC
                                                             Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Current income, while           Wells Fargo Funds Management,     X                            X
  Money Market Fund*         preserving capital and          LLC
                             liquidity                       Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  Opportunity Fund           appreciation                    LLC
                                                             Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  Small Cap Growth Fund      appreciation                    LLC
                                                             Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Seeks long-term capital         Wells Fargo Funds Management,     X                            X
  Small/Mid Cap Value Fund   appreciation                    LLC
                                                             Sub-advised by Wells Capital
                                                             Management Incorporated
 Wells Fargo Advantage VT    Total return consisting of      Wells Fargo Funds Management,     X                            X
  Total Return Bond Fund     income and capital              LLC
                             appreciation                    Sub-advised by Wells Capital
                                                             Management Incorporated



NOTES



(1)  Formerly Evergreen VA Balanced Fund - Class 1



(2)  Formerly Strong Variable Insurance Funds, Inc.

                                                                     APP B-1

-------------------------------------------------------------------------------


APPENDIX B -- THE HARTFORD'S LIFETIME INCOME BUILDER


OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?



The Hartford's Lifetime Income Builder is closed to new investors.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.


You may decline the fee increase and permanently waive automatic Benefit Amount increases by:



-   Notifying us in writing, verbally or electronically, if available.



- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.



- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.



- We will only honor notifications from the Owner or joint Owner and not through your broker.



- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.



- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

                                                                     APP B-3

-------------------------------------------------------------------------------

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

APP B-4

-------------------------------------------------------------------------------

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.


If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.


If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

                                                                     APP B-5

-------------------------------------------------------------------------------

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.


- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

-------------------------------------------------------------------------------


APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THE RIDERS?


The Hartford's Lifetime Income Builders Selects is closed to new investors.


When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?


The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

-------------------------------------------------------------------------------


We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.



Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.



Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.



You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:



-   Notifying us in writing, verbally or electronically, if available.



- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.



- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.



- We will only honor notifications from the Owner or joint Owner and not through your broker.



- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.



- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.



- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.


DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

-------------------------------------------------------------------------------

    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

-------------------------------------------------------------------------------


As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:



                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%



Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.



    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or



    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;



    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.



If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.



Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.


IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract -- generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and


- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;


- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.


- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.


- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.


- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: Individual Markets Group
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for The Director M variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                                 THE DIRECTOR M

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS described in Note 1 and Note 17) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information for the periods ended March 31, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $19,192,922; 2007: $76,038,094; and 2006: $76,991,638.


ADDITIONAL PAYMENTS


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2008 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

-------------------------------------------------------------------------------


A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds & Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group, American Independent Securities, Inc., American Investors Company, American Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity

4

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Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group,
Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First Midwest Bank, First Midwest Securities, First Montauk Securities, First National Bank, First National Investments Inc, First Niagara Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investment Co., Huntington National Bank, Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions, Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc., Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett & Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc.,

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Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products,
Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP Securities, Inc., NIA Securities, LLC., Nodaway Valley Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt


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Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson
Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit Union, Wescom Financial Services, West Alabama Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union, Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

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Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.


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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,135            1,339              513               50
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.425          $11.965          $10.661           $9.741
  Accumulation Unit Value at end of
   period                                     $8.556          $12.425          $11.965          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              251              186               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.390          $11.943          $10.652           $9.740
  Accumulation Unit Value at end of
   period                                     $8.523          $12.390          $11.943          $10.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    207              144              117               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.320          $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                     $8.458          $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    745              709              502              152
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.320          $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                     $8.458          $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    745              709              502              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               74               59               46
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               60               37                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.010          $13.563          $11.982          $10.000
  Accumulation Unit Value at end of
   period                                     $7.148          $15.010          $13.563          $11.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.970          $13.540          $11.974          $10.000
  Accumulation Unit Value at end of
   period                                     $7.122          $14.970          $13.540          $11.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.890          $13.495          $11.958          $10.000
  Accumulation Unit Value at end of
   period                                     $7.070          $14.890          $13.495          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               53               26                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.890          $13.495          $11.958          $10.000
  Accumulation Unit Value at end of
   period                                     $7.070          $14.890          $13.495          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               53               26                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                9                2                3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.524          $10.369                -                -
  Accumulation Unit Value at end of
   period                                     $5.299          $10.524                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.521          $10.367                -                -
  Accumulation Unit Value at end of
   period                                     $5.292          $10.521                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.515          $10.364                -                -
  Accumulation Unit Value at end of
   period                                     $5.279          $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               22                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515          $10.364                -                -
  Accumulation Unit Value at end of
   period                                     $5.279          $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               22                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,375            3,492            2,034              460
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.360          $14.746          $11.061           $9.319
  Accumulation Unit Value at end of
   period                                     $7.080          $15.360          $14.746          $11.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    511              454              423              277
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.317          $14.719          $11.052           $9.318
  Accumulation Unit Value at end of
   period                                     $7.052          $15.317          $14.719          $11.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    481              394              211               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.230          $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                     $6.998          $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,686            2,358            1,808              917
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.230          $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                     $6.998          $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,686            2,358            1,808              917
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              234              208               86
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              474              245               73

10

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.927          $11.907          $10.568           $9.417
  Accumulation Unit Value at end of
   period                                     $7.561          $11.927          $11.907          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               38               36               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $11.885          $10.559           $9.415
  Accumulation Unit Value at end of
   period                                     $7.532          $11.893          $11.885          $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               64               32                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.826          $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                     $7.474          $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              351              292              152
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.826          $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                     $7.474          $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              351              292              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               65               47               27
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,377            1,839            1,007              257
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.645          $12.316          $10.314           $9.631
  Accumulation Unit Value at end of
   period                                     $6.777          $11.645          $12.316          $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              308              266              176
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.612          $12.293          $10.306           $9.629
  Accumulation Unit Value at end of
   period                                     $6.751          $11.612          $12.293          $10.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              172               80               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.546          $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                     $6.699          $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,451            1,332            1,002              547
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.546          $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                     $6.699          $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,451            1,332            1,002              547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              112               94               47
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,193           11,869            6,355              966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.433          $12.471          $11.344           $9.566
  Accumulation Unit Value at end of
   period                                     $8.160          $14.433          $12.471          $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,092            1,127              908              410

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.392          $12.448          $11.334           $9.565
  Accumulation Unit Value at end of
   period                                     $8.129          $14.392          $12.448          $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,324            1,240              683              133
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.311          $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                     $8.067          $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,975            7,026            5,066            1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.311          $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                     $8.067          $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,975            7,026            5,066            1,890
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    691              743              592              270
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.555           $9.645                -                -
  Accumulation Unit Value at end of
   period                                     $5.529           $9.555                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.552           $9.644                -                -
  Accumulation Unit Value at end of
   period                                     $5.522           $9.552                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.641                -                -
  Accumulation Unit Value at end of
   period                                     $5.508           $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                1                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.641                -                -
  Accumulation Unit Value at end of
   period                                     $5.508           $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                1                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,352            1,927            1,156              304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.295          $12.305          $10.400           $9.547
  Accumulation Unit Value at end of
   period                                     $6.937          $12.295          $12.305          $10.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300              301              263              176
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.260          $12.283          $10.391           $9.546
  Accumulation Unit Value at end of
   period                                     $6.910          $12.260          $12.283          $10.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    234              201               99               27

12

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.190          $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                     $6.857          $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,564            1,521            1,203              635
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.190          $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                     $6.857          $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,564            1,521            1,203              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              169              134               79
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              777              512              111
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.991          $11.197          $10.649           $9.557
  Accumulation Unit Value at end of
   period                                     $7.273          $13.991          $11.197          $10.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               76               74               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.952          $11.176          $10.640           $9.555
  Accumulation Unit Value at end of
   period                                     $7.245          $13.952          $11.176          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               73               35                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.873          $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                     $7.190          $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    441              410              362              122
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.873          $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                     $7.190          $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    441              410              362              122
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               72               53               21
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,413            2,360            1,513              331
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.132          $12.419          $11.199           $9.322
  Accumulation Unit Value at end of
   period                                     $8.420          $14.132          $12.419          $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              203              187               84
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.092          $12.396          $11.190           $9.320
  Accumulation Unit Value at end of
   period                                     $8.388          $14.092          $12.396          $11.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              318              250               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.012          $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                     $8.324          $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,903            1,950            1,539              590

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.012          $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                     $8.324          $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,903            1,950            1,539              590
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              319              294              139
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              255              100               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.410          $11.929          $10.423           $8.957
  Accumulation Unit Value at end of
   period                                     $5.964          $12.410          $11.929          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11               11                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.374          $11.907          $10.414           $8.955
  Accumulation Unit Value at end of
   period                                     $5.941          $12.374          $11.907          $10.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15                8                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.304          $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                     $5.896          $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              156               80               43
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.304          $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                     $5.896          $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              156               80               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               11                2
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,626            7,734            5,013            2,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.244           $1.182           $1.083           $1.002
  Accumulation Unit Value at end of
   period                                     $0.839           $1.244           $1.182           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    791              802              759              578
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.442           $5.178           $4.746           $4.394
  Accumulation Unit Value at end of
   period                                     $3.667           $5.442           $5.178           $4.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    155              182               93               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                     $0.844           $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,880            5,918            5,373            2,954
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                     $0.844           $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,880            5,918            5,373            2,954

14

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              338              351              201
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.519                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.391                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.518                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.389                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.517                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.385                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.517                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.385                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,692           69,599           46,298           10,141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.242           $1.162           $1.047           $0.961
  Accumulation Unit Value at end of
   period                                     $0.769           $1.242           $1.162           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,612           11,769           11,724            7,124
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.505           $1.409           $1.271           $1.168
  Accumulation Unit Value at end of
   period                                     $0.930           $1.505           $1.409           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,008            5,387            3,175              657
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                     $0.839           $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,438           46,205           39,605           19,146
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                     $0.839           $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,438           46,205           39,605           19,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,329            3,672            3,456            1,506

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,751           76,301           37,194            5,920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.729           $1.619           $1.363           $1.267
  Accumulation Unit Value at end of
   period                                     $1.153           $1.729           $1.619           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,533            6,591            5,317            2,730
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.122           $3.863           $3.257           $3.028
  Accumulation Unit Value at end of
   period                                     $2.745           $4.122           $3.863           $3.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,547            3,414            1,689              266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.647           $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                     $1.095           $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46,999           47,575           32,724           12,690
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.647           $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                     $1.095           $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46,999           47,575           32,724           12,690
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,460            1,389              885              416
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,141            3,181            1,340              306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.508           $1.429           $1.199           $1.151
  Accumulation Unit Value at end of
   period                                     $1.060           $1.508           $1.429           $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305              218              137               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.502           $1.425           $1.197           $1.149
  Accumulation Unit Value at end of
   period                                     $1.054           $1.502           $1.425           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    708              651              173                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.416           $1.191           $1.146
  Accumulation Unit Value at end of
   period                                     $1.044           $1.489           $1.416           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,810            1,746              879              342
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.416           $1.191           $1.146
  Accumulation Unit Value at end of
   period                                     $1.044           $1.489           $1.416           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,810            1,746              879              342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    323              282              234              119
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              515              233               21

16

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.162           $1.073           $0.949
  Accumulation Unit Value at end of
   period                                     $0.765           $1.320           $1.162           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               25               25                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.307           $1.152           $1.066           $0.943
  Accumulation Unit Value at end of
   period                                     $0.757           $1.307           $1.152           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              215               70                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.139           $1.056           $0.935
  Accumulation Unit Value at end of
   period                                     $0.746           $1.290           $1.139           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    490              270              221              123
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.139           $1.056           $0.935
  Accumulation Unit Value at end of
   period                                     $0.746           $1.290           $1.139           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    490              270              221              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               30                -               15
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,284              809              518               74
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.462           $1.271           $1.184           $1.098
  Accumulation Unit Value at end of
   period                                     $0.973           $1.462           $1.271           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               77               89               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.309           $2.010           $1.873           $1.739
  Accumulation Unit Value at end of
   period                                     $1.536           $2.309           $2.010           $1.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160              166               68                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.297           $1.212           $1.126
  Accumulation Unit Value at end of
   period                                     $0.988           $1.488           $1.297           $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,075            1,109              817              574
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.297           $1.212           $1.126
  Accumulation Unit Value at end of
   period                                     $0.988           $1.488           $1.297           $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,075            1,109              817              574
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               57               30                8
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.482                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.163                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.481                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.158                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.477                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.148                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.477                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.148                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,017            1,536              800              223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.400           $1.243           $1.100
  Accumulation Unit Value at end of
   period                                     $0.810           $1.727           $1.400           $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    174              245              196              102
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.573           $2.087           $1.855           $1.643
  Accumulation Unit Value at end of
   period                                     $1.205           $2.573           $2.087           $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    260              271              112               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.518           $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                     $1.177           $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,165            1,190            1,112              530
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.518           $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                     $1.177           $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,165            1,190            1,112              530
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              101               80               45
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,970            2,619            1,928              503
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.533           $1.330           $1.289           $1.144
  Accumulation Unit Value at end of
   period                                     $0.880           $1.533           $1.330           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              449              323              139
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.523           $1.323           $1.284           $1.140
  Accumulation Unit Value at end of
   period                                     $0.874           $1.523           $1.323           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    248              277              131               97

18

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.506           $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                     $0.862           $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,343            2,300            1,822              922
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.506           $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                     $0.862           $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,343            2,300            1,822              922
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              145              351              373
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,438            8,003            4,573              888
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.044           $1.598           $1.446           $1.158
  Accumulation Unit Value at end of
   period                                     $1.096           $2.044           $1.598           $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    780              736              493              197
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.032           $1.590           $1.440           $1.154
  Accumulation Unit Value at end of
   period                                     $1.088           $2.032           $1.590           $1.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,206            1,089              594              138
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                     $1.074           $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,002            7,340            5,076            2,037
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                     $1.074           $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,002            7,340            5,076            2,037
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,541            1,753            1,368              626
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,072            6,578            3,048              636
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.375           $1.356           $1.236           $1.186
  Accumulation Unit Value at end of
   period                                     $1.014           $1.375           $1.356           $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    548              648              494              300
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.406           $1.283           $1.231
  Accumulation Unit Value at end of
   period                                     $1.050           $1.424           $1.406           $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    925              868              425               66
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.394           $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                     $1.025           $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,077            5,005            2,833            1,148

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.394           $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                     $1.025           $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,077            5,005            2,833            1,148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              353              309              145
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,902            2,750            1,382              306
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.143           $1.102           $0.967           $0.899
  Accumulation Unit Value at end of
   period                                     $0.709           $1.143           $1.102           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    618              638              525               37
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.529           $5.333           $4.686           $4.360
  Accumulation Unit Value at end of
   period                                     $3.427           $5.529           $5.333           $4.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              175               85                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                     $0.743           $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,399            1,508            1,546              823
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                     $0.743           $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,399            1,508            1,546              823
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               93               85               81
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,526            5,943            3,090              960
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.644           $1.343           $1.168
  Accumulation Unit Value at end of
   period                                     $0.857           $2.009           $1.644           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    442              523              474              242
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.630           $1.333           $1.160
  Accumulation Unit Value at end of
   period                                     $0.848           $1.991           $1.630           $1.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    895            1,133              500              136
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.964           $1.612           $1.321           $1.151
  Accumulation Unit Value at end of
   period                                     $0.835           $1.964           $1.612           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,854            5,081            3,136            1,461
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.964           $1.612           $1.321           $1.151
  Accumulation Unit Value at end of
   period                                     $0.835           $1.964           $1.612           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,854            5,081            3,136            1,461

20

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              465              283              135
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,268           16,369           10,931            2,537
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.714           $1.363           $1.110           $0.951
  Accumulation Unit Value at end of
   period                                     $0.977           $1.714           $1.363           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,153            2,306            2,478            1,531
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $3.195           $2.544           $2.074           $1.777
  Accumulation Unit Value at end of
   period                                     $1.819           $3.195           $2.544           $2.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    961              833              515              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.762           $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                     $1.001           $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           10,900            9,589            4,886
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.762           $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                     $1.001           $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           10,900            9,589            4,886
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    595              538              549              247
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,943            2,186              990              388
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.457           $2.285           $1.791           $1.517
  Accumulation Unit Value at end of
   period                                     $1.396           $2.457           $2.285           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              182              156               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.435           $2.266           $1.778           $1.507
  Accumulation Unit Value at end of
   period                                     $1.381           $2.435           $2.266           $1.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    328              329              175               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.403           $2.241           $1.761           $1.495
  Accumulation Unit Value at end of
   period                                     $1.360           $2.403           $2.241           $1.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,086            1,187              665              292
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.403           $2.241           $1.761           $1.495
  Accumulation Unit Value at end of
   period                                     $1.360           $2.403           $2.241           $1.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,086            1,187              665              292
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              349              238              135

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               10                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.811           $9.529                -                -
  Accumulation Unit Value at end of
   period                                     $5.521           $9.811                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.809           $9.528                -                -
  Accumulation Unit Value at end of
   period                                     $5.514           $9.809                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.803           $9.525                -                -
  Accumulation Unit Value at end of
   period                                     $5.500           $9.803                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.803           $9.525                -                -
  Accumulation Unit Value at end of
   period                                     $5.500           $9.803                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.513                -                -
  Accumulation Unit Value at end of
   period                                     $5.135           $9.792                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.790           $9.512                -                -
  Accumulation Unit Value at end of
   period                                     $5.128           $9.790                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.784           $9.509                -                -
  Accumulation Unit Value at end of
   period                                     $5.115           $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                9                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.784           $9.509                -                -
  Accumulation Unit Value at end of
   period                                     $5.115           $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,131           17,091            9,397            1,575

22

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.173           $1.133           $1.097           $1.084
  Accumulation Unit Value at end of
   period                                     $1.182           $1.173           $1.133           $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,191            1,747              802              470
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.039           $1.971           $1.910           $1.888
  Accumulation Unit Value at end of
   period                                     $2.052           $2.039           $1.971           $1.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,339            1,262              344              103
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.183           $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                     $1.188           $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29,900           11,293            9,348            1,335
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.183           $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                     $1.188           $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29,900           11,293            9,348            1,335
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,285              930              406              133
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,166            3,799              398                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.760           $1.561           $1.526                -
  Accumulation Unit Value at end of
   period                                     $1.031           $1.760           $1.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              277                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.865           $2.544           $2.489                -
  Accumulation Unit Value at end of
   period                                     $1.677           $2.865           $2.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    515              298               44                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                     $1.163           $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,378            1,427               96                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                     $1.163           $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,378            1,427               96                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              101               28                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            3,865            3,006            1,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.376           $1.421           $1.347           $1.149
  Accumulation Unit Value at end of
   period                                     $0.849           $1.376           $1.421           $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    963            1,022            1,104              755

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.367           $1.413           $1.342           $1.145
  Accumulation Unit Value at end of
   period                                     $0.843           $1.367           $1.413           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    697              668              394              100
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.352           $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                     $0.832           $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,417            5,917            5,311            2,974
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.352           $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                     $0.832           $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,417            5,917            5,311            2,974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              619              565              314
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.115           $9.328                -                -
  Accumulation Unit Value at end of
   period                                     $6.353           $9.115                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.113           $9.326                -                -
  Accumulation Unit Value at end of
   period                                     $6.344           $9.113                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.107           $9.324                -                -
  Accumulation Unit Value at end of
   period                                     $6.328           $9.107                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.107           $9.324                -                -
  Accumulation Unit Value at end of
   period                                     $6.328           $9.107                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,267            5,153            4,521            1,348
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.066           $0.942           $0.842
  Accumulation Unit Value at end of
   period                                     $0.625           $1.114           $1.066           $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,309            1,268            1,213              786
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.940           $6.649           $5.884           $5.258
  Accumulation Unit Value at end of
   period                                     $3.890           $6.940           $6.649           $5.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              114               73               11

24

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                     $0.650           $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,119            5,142            4,691            2,567
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                     $0.650           $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,119            5,142            4,691            2,567
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              236              201              115
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99,069           95,170           51,367           11,944
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.547           $1.498           $1.449           $1.441
  Accumulation Unit Value at end of
   period                                     $1.410           $1.547           $1.498           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,266           14,230           12,175            6,612
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $3.312           $3.211           $3.108           $3.094
  Accumulation Unit Value at end of
   period                                     $3.016           $3.312           $3.211           $3.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,382            3,892            1,954              519
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.481           $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                     $1.346           $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60,868           65,381           48,893           22,344
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.481           $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                     $1.346           $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60,868           65,381           48,893           22,344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,187            2,504            1,973            1,146
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48,733           48,217           24,211            4,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.152           $1.119           $1.090           $1.089
  Accumulation Unit Value at end of
   period                                     $1.129           $1.152           $1.119           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,486            7,410            5,356            3,146
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.145           $1.113           $1.086           $1.086
  Accumulation Unit Value at end of
   period                                     $1.121           $1.145           $1.113           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,202            4,593            1,824              354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.132           $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                     $1.106           $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,350           32,217           22,472            9,846

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.132           $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                     $1.106           $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,350           32,217           22,472            9,846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,508            2,621            2,033              891
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,935            6,940            1,315              174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.461           $1.359           $1.131           $1.050
  Accumulation Unit Value at end of
   period                                     $0.951           $1.461           $1.359           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    872              686              118               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.448           $1.348           $1.123           $1.043
  Accumulation Unit Value at end of
   period                                     $0.941           $1.448           $1.348           $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,281              805               72                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.429           $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                     $0.927           $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,138            3,688            1,017              481
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.429           $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                     $0.927           $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,138            3,688            1,017              481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    433              314              287              176
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,572            3,539            1,362              410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.518           $1.642           $1.398           $1.246
  Accumulation Unit Value at end of
   period                                     $0.883           $1.518           $1.642           $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300              397              252              125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.509           $1.634           $1.393           $1.242
  Accumulation Unit Value at end of
   period                                     $0.876           $1.509           $1.634           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    600              466              267              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.618           $1.382           $1.235
  Accumulation Unit Value at end of
   period                                     $0.865           $1.492           $1.618           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,729            3,291            1,705              677
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.618           $1.382           $1.235
  Accumulation Unit Value at end of
   period                                     $0.865           $1.492           $1.618           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,729            3,291            1,705              677

26

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              537              293              238
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              282              179               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.575          $11.943          $10.560           $9.512
  Accumulation Unit Value at end of
   period                                     $8.850          $12.575          $11.943          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               23               22                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.540          $11.921          $10.551           $9.511
  Accumulation Unit Value at end of
   period                                     $8.816          $12.540          $11.921          $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               33               19                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.469          $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                     $8.748          $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              148              126               55
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.469          $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                     $8.748          $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              148              126               55
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               27               18               10
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              149               63               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.770          $11.564          $10.232           $9.646
  Accumulation Unit Value at end of
   period                                     $8.571          $11.770          $11.564          $10.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               24               19                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.736          $11.543          $10.224           $9.644
  Accumulation Unit Value at end of
   period                                     $8.538          $11.736          $11.543          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               27               14                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.670          $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                     $8.473          $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              110              101               67
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.670          $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                     $8.473          $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              110              101               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                6                5

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              902              373               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.263          $10.751           $9.967           $9.565
  Accumulation Unit Value at end of
   period                                     $9.163          $11.263          $10.751           $9.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               68               59               24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.231          $10.731           $9.959           $9.563
  Accumulation Unit Value at end of
   period                                     $9.128          $11.231          $10.731           $9.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108               99               51               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                     $9.058          $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              770              487              205
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                     $9.058          $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              770              487              205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              113               42               18
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,943            5,506            2,559              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.067          $11.824          $10.220           $9.587
  Accumulation Unit Value at end of
   period                                     $7.569          $12.067          $11.824          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    311              313              250              101
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.803          $10.211           $9.586
  Accumulation Unit Value at end of
   period                                     $7.540          $12.033          $11.803          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    719              660              282               23
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.965          $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                     $7.482          $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,707            3,045            1,864              559
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.965          $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                     $7.482          $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,707            3,045            1,864              559
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              183              135               20
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              143               70               12

28

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.807          $10.599          $10.000
  Accumulation Unit Value at end of
   period                                     $8.741          $12.893          $11.807          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               10                7                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.858          $11.788          $10.592          $10.000
  Accumulation Unit Value at end of
   period                                     $8.709          $12.858          $11.788          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               17               13                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.790          $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                     $8.645          $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               98               43               22
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                     $8.645          $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123               98               43               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19                5                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,094            1,429              750              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.593          $11.210          $10.552           $9.700
  Accumulation Unit Value at end of
   period                                     $6.751          $12.593          $11.210          $10.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              210              171              103
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.557          $11.190          $10.543           $9.699
  Accumulation Unit Value at end of
   period                                     $6.725          $12.557          $11.190          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    186              148               68               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.486          $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                     $6.674          $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,277            1,156              858              412
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.486          $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                     $6.674          $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,277            1,156              858              412
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               83               54               25
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,365            6,880            3,219              319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.899          $13.280          $11.469           $9.611
  Accumulation Unit Value at end of
   period                                     $8.182          $13.899          $13.280          $11.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              496              359              151

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.860          $13.256          $11.460           $9.610
  Accumulation Unit Value at end of
   period                                     $8.151          $13.860          $13.256          $11.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    774              692              321               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.781          $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                     $8.088          $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,281            3,382            2,136              604
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.781          $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                     $8.088          $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,281            3,382            2,136              604
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              308              212               74
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    251              252              157               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.811          $10.432           $9.597
  Accumulation Unit Value at end of
   period                                     $7.349          $12.136          $11.811          $10.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               25               18               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.102          $11.789          $10.423           $9.595
  Accumulation Unit Value at end of
   period                                     $7.320          $12.102          $11.789          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               52               38                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                     $7.264          $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              149               96               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                     $7.264          $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              149               96               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16               12                8
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,342            2,202            1,196              197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $12.349          $10.916           $9.304
  Accumulation Unit Value at end of
   period                                     $7.348          $12.013          $12.349          $10.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              286              247              129
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.979          $12.326          $10.907           $9.302
  Accumulation Unit Value at end of
   period                                     $7.320          $11.979          $12.326          $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              210              120               23

30

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.912          $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                     $7.264          $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,433            1,501            1,107              430
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.912          $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                     $7.264          $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,433            1,501            1,107              430
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              127              109               38
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               70               50                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.737          $11.219          $11.072           $9.487
  Accumulation Unit Value at end of
   period                                     $5.881          $11.737          $11.219          $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.704          $11.198          $11.063           $9.486
  Accumulation Unit Value at end of
   period                                     $5.858          $11.704          $11.198          $11.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               12                3                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.637          $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                     $5.814          $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               94               63               24
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.637          $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                     $5.814          $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               94               63               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11               28               25
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    949              982              434               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.363          $17.874          $17.045          $16.747
  Accumulation Unit Value at end of
   period                                    $12.534          $18.363          $17.874          $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               76               63               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $18.257          $17.789          $16.980          $16.695
  Accumulation Unit Value at end of
   period                                    $12.449          $18.257          $17.789          $16.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               58               33                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.282          $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                     $9.719          $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              611              378              143

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.282          $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                     $9.719          $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              611              378              143
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               34                8
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               57               22               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $37.446          $36.871          $33.114          $31.061
  Accumulation Unit Value at end of
   period                                    $24.633          $37.446          $36.871          $33.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10                9                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $37.229          $36.695          $32.989          $30.964
  Accumulation Unit Value at end of
   period                                    $24.466          $37.229          $36.695          $32.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.256          $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                     $7.383          $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    287              313              271              124
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.256          $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                     $7.383          $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    287              313              271              124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                6                3
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               55               19                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $54.211          $58.479          $51.138          $47.487
  Accumulation Unit Value at end of
   period                                    $32.787          $54.211          $58.479          $51.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                4                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $53.898          $58.200          $50.944          $47.339
  Accumulation Unit Value at end of
   period                                    $32.565          $53.898          $58.200          $50.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.104          $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                     $7.901          $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    114              140               93               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.104          $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                     $7.901          $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    114              140               93               40

32

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,041              660              157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $25.957          $24.278          $19.268          $16.871
  Accumulation Unit Value at end of
   period                                    $14.353          $25.957          $24.278          $19.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    171              164              166              110
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $25.807          $24.162          $19.195          $16.818
  Accumulation Unit Value at end of
   period                                    $14.256          $25.807          $24.162          $19.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               83               56               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.122          $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                     $6.132          $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,955            1,920            1,597              824
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.122          $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                     $6.132          $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,955            1,920            1,597              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               78               61               27
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.755           $9.868                -                -
  Accumulation Unit Value at end of
   period                                     $5.195           $9.755                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.752           $9.866                -                -
  Accumulation Unit Value at end of
   period                                     $5.188           $9.752                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.747           $9.863                -                -
  Accumulation Unit Value at end of
   period                                     $5.175           $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93                5                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.747           $9.863                -                -
  Accumulation Unit Value at end of
   period                                     $5.175           $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93                5                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727              778               64                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.292          $11.001           $9.787           $8.664
  Accumulation Unit Value at end of
   period                                     $6.139          $10.292          $11.001           $9.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124               85               16               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.233          $10.948           $9.750           $8.636
  Accumulation Unit Value at end of
   period                                     $6.097          $10.233          $10.948           $9.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              113               35                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.077           $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                     $4.208           $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    984              665              219               53
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.077           $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                     $4.208           $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    984              665              219               53
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               31                7                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              128              104               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.482          $21.827          $19.070          $17.558
  Accumulation Unit Value at end of
   period                                    $11.163          $20.482          $21.827          $19.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16               14               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.364          $21.723          $18.998          $17.504
  Accumulation Unit Value at end of
   period                                    $11.087          $20.364          $21.723          $18.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               10                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.734          $20.025          $17.548          $16.189
  Accumulation Unit Value at end of
   period                                    $10.179          $18.734          $20.025          $17.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              155              130               74
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.734          $20.025          $17.548          $16.189
  Accumulation Unit Value at end of
   period                                    $10.179          $18.734          $20.025          $17.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109              155              130               74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                8                3
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              854              520               98

34

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.819          $26.500          $22.900          $20.053
  Accumulation Unit Value at end of
   period                                    $13.651          $22.819          $26.500          $22.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98              108               96               44
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.688          $26.374          $22.813          $19.991
  Accumulation Unit Value at end of
   period                                    $13.559          $22.688          $26.374          $22.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               91               63               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.078          $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                    $12.572          $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    729              798              605              217
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.078          $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                    $12.572          $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    729              798              605              217
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               51               45               17
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              168               76               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.465          $13.519          $12.243          $11.724
  Accumulation Unit Value at end of
   period                                     $7.874          $13.465          $13.519          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               26               21               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.387          $13.454          $12.197          $11.687
  Accumulation Unit Value at end of
   period                                     $7.821          $13.387          $13.454          $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               12               16                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.136          $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                     $8.242          $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              132               96               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.136          $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                     $8.242          $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              132               96               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6               15               12
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               20               11                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.554          $16.163          $15.536          $13.292
  Accumulation Unit Value at end of
   period                                     $8.893          $16.554          $16.163          $15.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                3                3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.458          $16.086          $15.477          $13.251
  Accumulation Unit Value at end of
   period                                     $8.833          $16.458          $16.086          $15.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.799           $5.679           $5.475           $4.694
  Accumulation Unit Value at end of
   period                                     $3.106           $5.799           $5.679           $5.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               71               42               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.799           $5.679           $5.475           $4.694
  Accumulation Unit Value at end of
   period                                     $3.106           $5.799           $5.679           $5.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               71               42               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               10                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $56.764          $54.526          $52.418          $46.425
  Accumulation Unit Value at end of
   period                                    $35.263          $56.764          $54.526          $52.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $56.436          $54.265          $52.219          $46.280
  Accumulation Unit Value at end of
   period                                    $35.024          $56.436          $54.265          $52.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.724           $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                     $3.545           $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               89               73              142
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.724           $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                     $3.545           $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               89               73              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                7                5
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              405              197               45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.650          $16.344          $12.077           $9.036
  Accumulation Unit Value at end of
   period                                     $9.666          $22.650          $16.344          $12.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               37               24               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.586          $16.314          $12.067           $9.034
  Accumulation Unit Value at end of
   period                                     $9.629          $22.586          $16.314          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               71               44               12

36

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.458          $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                     $9.556          $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              361              229               64
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.458          $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                     $9.556          $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              361              229               64
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               44               22               13
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              302              147               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.313          $12.659          $11.757           $9.498
  Accumulation Unit Value at end of
   period                                     $8.035          $15.313          $12.659          $11.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               25               22               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.270          $12.635          $11.747           $9.496
  Accumulation Unit Value at end of
   period                                     $8.004          $15.270          $12.635          $11.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               37               14                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                     $7.943          $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              235              171               58
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                     $7.943          $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              235              171               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                8                5
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              297              152               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.831          $13.012          $10.934           $9.634
  Accumulation Unit Value at end of
   period                                     $7.994          $13.831          $13.012          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               30               31               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.792          $12.988          $10.925           $9.633
  Accumulation Unit Value at end of
   period                                     $7.963          $13.792          $12.988          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               25                6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                     $7.902          $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              219              163               58

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                     $7.902          $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              219              163               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               23               20                9
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,336            1,453              935              270
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.365          $16.983          $14.833          $14.057
  Accumulation Unit Value at end of
   period                                    $10.365          $16.365          $16.983          $14.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    252              286              254              157
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.318          $16.951          $14.821          $14.055
  Accumulation Unit Value at end of
   period                                    $10.325          $16.318          $16.951          $14.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    124              130               82               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.226          $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                    $10.246          $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,084            1,224            1,008              562
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.226          $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                    $10.246          $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,084            1,224            1,008              562
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              140              127               85
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,062            1,097              394               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.230          $17.034          $14.887          $13.590
  Accumulation Unit Value at end of
   period                                    $11.523          $17.230          $17.034          $14.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               97               77               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.181          $17.003          $14.875          $13.588
  Accumulation Unit Value at end of
   period                                    $11.479          $17.181          $17.003          $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               65               37               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.084          $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                    $11.391          $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    513              513              388              158
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.084          $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                    $11.391          $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    513              513              388              158

38

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               50               40               17
BB&T CAPITAL MANAGER EQUITY VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.184           $1.174           $1.026           $0.939
  Accumulation Unit Value at end of
   period                                     $0.723           $1.184           $1.174           $1.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    593              836              613              385
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.175           $1.167           $1.022           $0.936
  Accumulation Unit Value at end of
   period                                     $0.716           $1.175           $1.167           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.163           $1.156           $1.014           $0.930
  Accumulation Unit Value at end of
   period                                     $0.708           $1.163           $1.156           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.651           $1.644           $1.445           $1.327
  Accumulation Unit Value at end of
   period                                     $1.003           $1.651           $1.644           $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133              279              274               56
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.651           $1.644           $1.445           $1.327
  Accumulation Unit Value at end of
   period                                     $1.003           $1.651           $1.644           $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133              279              274               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.130           $1.129           $0.995           $0.915
  Accumulation Unit Value at end of
   period                                     $0.685           $1.130           $1.129           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
BB&T LARGE CAP VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.714           $1.842           $1.536           $1.437
  Accumulation Unit Value at end of
   period                                     $1.060           $1.714           $1.842           $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,080            1,063              254               72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.700           $1.831           $1.530           $1.433
  Accumulation Unit Value at end of
   period                                     $1.050           $1.700           $1.831           $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    271              279               77               61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.683           $1.814           $1.517           $1.422
  Accumulation Unit Value at end of
   period                                     $1.038           $1.683           $1.814           $1.517
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202              305              107               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.766           $1.481           $1.390
  Accumulation Unit Value at end of
   period                                     $1.007           $1.635           $1.766           $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    416              490              206              109
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.766           $1.481           $1.390
  Accumulation Unit Value at end of
   period                                     $1.007           $1.635           $1.766           $1.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    416              490              206              109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.630           $1.765           $1.484           $1.396
  Accumulation Unit Value at end of
   period                                     $1.000           $1.630           $1.765           $1.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               44                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
BB&T MID CAP GROWTH VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.522           $1.491           $1.210
  Accumulation Unit Value at end of
   period                                     $0.968           $2.031           $1.522           $1.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              657              362              136
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.015           $1.512           $1.485           $1.206
  Accumulation Unit Value at end of
   period                                     $0.958           $2.015           $1.512           $1.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               81               82               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.997           $1.500           $1.474           $1.199
  Accumulation Unit Value at end of
   period                                     $0.949           $1.997           $1.500           $1.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              150               77               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.247           $1.692           $1.666           $1.357
  Accumulation Unit Value at end of
   period                                     $1.066           $2.247           $1.692           $1.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    435              630              637               99
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.247           $1.692           $1.666           $1.357
  Accumulation Unit Value at end of
   period                                     $1.066           $2.247           $1.692           $1.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    435              630              637               99
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.941           $1.466           $1.447           $1.181
  Accumulation Unit Value at end of
   period                                     $0.918           $1.941           $1.466           $1.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               22                -                -
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.757           $1.567           $1.271           $1.178
  Accumulation Unit Value at end of
   period                                     $1.151           $1.757           $1.567           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,842            3,517            1,598              618
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.745           $1.560           $1.268           $1.177
  Accumulation Unit Value at end of
   period                                     $1.141           $1.745           $1.560           $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              344              339              301
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.739           $1.556           $1.266           $1.175
  Accumulation Unit Value at end of
   period                                     $1.136           $1.739           $1.556           $1.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    575              656              439              233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.548           $1.262           $1.174
  Accumulation Unit Value at end of
   period                                     $1.126           $1.727           $1.548           $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,008            2,509            2,017            1,061
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.548           $1.262           $1.174
  Accumulation Unit Value at end of
   period                                     $1.126           $1.727           $1.548           $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,008            2,509            2,017            1,061
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.709           $1.537           $1.257           $1.171
  Accumulation Unit Value at end of
   period                                     $1.111           $1.709           $1.537           $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289              250              200              181
BB&T TOTAL RETURN BOND VIF
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.103           $1.048           $1.025           $1.020
  Accumulation Unit Value at end of
   period                                     $1.128           $1.103           $1.048           $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,173            1,239              932              525

40

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.096           $1.043           $1.022           $1.019
  Accumulation Unit Value at end of
   period                                     $1.118           $1.096           $1.043           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    228              197              166              150
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.092           $1.041           $1.020           $1.018
  Accumulation Unit Value at end of
   period                                     $1.113           $1.092           $1.041           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              151               51               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.036           $1.017           $1.016
  Accumulation Unit Value at end of
   period                                     $1.103           $1.085           $1.036           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,771              678              572              291
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.036           $1.017           $1.016
  Accumulation Unit Value at end of
   period                                     $1.103           $1.085           $1.036           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,771              678              572              291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.028           $1.013           $1.014
  Accumulation Unit Value at end of
   period                                     $1.088           $1.074           $1.028           $1.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIONEER FUND VCT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.216           $1.174           $1.021           $0.995
  Accumulation Unit Value at end of
   period                                     $0.789           $1.216           $1.174           $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               57               57               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.211           $1.171           $1.020           $0.995
  Accumulation Unit Value at end of
   period                                     $0.784           $1.211           $1.171           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.170           $1.020           $0.995
  Accumulation Unit Value at end of
   period                                     $0.781           $1.208           $1.170           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.203           $1.167           $1.019           $0.995
  Accumulation Unit Value at end of
   period                                     $0.776           $1.203           $1.167           $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               25               26               19
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.203           $1.167           $1.019           $0.995
  Accumulation Unit Value at end of
   period                                     $0.776           $1.203           $1.167           $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               25               26               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.194           $1.162           $1.019           $0.994
  Accumulation Unit Value at end of
   period                                     $0.769           $1.194           $1.162           $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PIONEER OAK RIDGE LARGE CAP GROWTH VCT
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.056           $1.040           $1.019
  Accumulation Unit Value at end of
   period                                     $0.688           $1.129           $1.056           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               16               16               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.124           $1.054           $1.039           $1.019
  Accumulation Unit Value at end of
   period                                     $0.684           $1.124           $1.054           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                1

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.122           $1.052           $1.039           $1.019
  Accumulation Unit Value at end of
   period                                     $0.682           $1.122           $1.052           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.117           $1.050           $1.038           $1.018
  Accumulation Unit Value at end of
   period                                     $0.677           $1.117           $1.050           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               41               46               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.117           $1.050           $1.038           $1.018
  Accumulation Unit Value at end of
   period                                     $0.677           $1.117           $1.050           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               41               46               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.109           $1.046           $1.038           $1.018
  Accumulation Unit Value at end of
   period                                     $0.671           $1.109           $1.046           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11               12                -
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.056           $0.972           $0.911
  Accumulation Unit Value at end of
   period                                     $0.600           $1.114           $1.056           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93              126               40                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.105           $1.050           $0.968           $0.908
  Accumulation Unit Value at end of
   period                                     $0.594           $1.105           $1.050           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               30               30                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.032           $0.953           $0.894
  Accumulation Unit Value at end of
   period                                     $0.583           $1.085           $1.032           $0.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.070           $1.020           $0.944           $0.887
  Accumulation Unit Value at end of
   period                                     $0.573           $1.070           $1.020           $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               87               64               11
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.070           $1.020           $0.944           $0.887
  Accumulation Unit Value at end of
   period                                     $0.573           $1.070           $1.020           $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               87               64               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.006           $0.933           $0.879
  Accumulation Unit Value at end of
   period                                     $0.562           $1.052           $1.006           $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.371           $1.231           $1.121
  Accumulation Unit Value at end of
   period                                     $0.975           $1.468           $1.371           $1.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               15               10                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.364           $1.227           $1.119
  Accumulation Unit Value at end of
   period                                     $0.965           $1.457           $1.364           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.450           $1.359           $1.223           $1.116
  Accumulation Unit Value at end of
   period                                     $0.960           $1.450           $1.359           $1.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                6

42

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.438           $1.350           $1.218           $1.113
  Accumulation Unit Value at end of
   period                                     $0.950           $1.438           $1.350           $1.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               70               54                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.438           $1.350           $1.218           $1.113
  Accumulation Unit Value at end of
   period                                     $0.950           $1.438           $1.350           $1.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               70               54                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.421           $1.338           $1.211           $1.108
  Accumulation Unit Value at end of
   period                                     $0.936           $1.421           $1.338           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.586           $1.444           $1.316           $1.128
  Accumulation Unit Value at end of
   period                                     $0.923           $1.586           $1.444           $1.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    647              721              663              125
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.573           $1.436           $1.310           $1.125
  Accumulation Unit Value at end of
   period                                     $0.913           $1.573           $1.436           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132              142              142               85
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.032           $0.943           $0.810
  Accumulation Unit Value at end of
   period                                     $0.655           $1.129           $1.032           $0.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    167              159               68               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.020           $0.934           $0.803
  Accumulation Unit Value at end of
   period                                     $0.645           $1.114           $1.020           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    547              624              628              350
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.020           $0.934           $0.803
  Accumulation Unit Value at end of
   period                                     $0.645           $1.114           $1.020           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    547              624              628              350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.095           $1.006           $0.924           $0.796
  Accumulation Unit Value at end of
   period                                     $0.632           $1.095           $1.006           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               47               31
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.291           $2.016           $1.655           $1.418
  Accumulation Unit Value at end of
   period                                     $1.325           $2.291           $2.016           $1.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              158               47               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.273           $2.003           $1.649           $1.414
  Accumulation Unit Value at end of
   period                                     $1.312           $2.273           $2.003           $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               37               35               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.400           $1.235           $1.017           $0.873
  Accumulation Unit Value at end of
   period                                     $0.807           $1.400           $1.235           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               58                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.220           $1.007           $0.866
  Accumulation Unit Value at end of
   period                                     $0.795           $1.381           $1.220           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              182               48               39

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.220           $1.007           $0.866
  Accumulation Unit Value at end of
   period                                     $0.795           $1.381           $1.220           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              182               48               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.357           $1.204           $0.997           $0.858
  Accumulation Unit Value at end of
   period                                     $0.779           $1.357           $1.204           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               23                2                2
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.947           $0.856           $0.816           $0.723
  Accumulation Unit Value at end of
   period                                     $0.682           $0.947           $0.856           $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.939           $0.851           $0.813           $0.721
  Accumulation Unit Value at end of
   period                                     $0.675           $0.939           $0.851           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.728           $0.660           $0.631           $0.560
  Accumulation Unit Value at end of
   period                                     $0.522           $0.728           $0.660           $0.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.718           $0.652           $0.625           $0.556
  Accumulation Unit Value at end of
   period                                     $0.514           $0.718           $0.652           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.718           $0.652           $0.625           $0.556
  Accumulation Unit Value at end of
   period                                     $0.514           $0.718           $0.652           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.706           $0.643           $0.618           $0.551
  Accumulation Unit Value at end of
   period                                     $0.504           $0.706           $0.643           $0.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                3
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.969           $2.153           $1.792           $1.559
  Accumulation Unit Value at end of
   period                                     $1.337           $1.969           $2.153           $1.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,107            1,172              738              154
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.953           $2.140           $1.785           $1.555
  Accumulation Unit Value at end of
   period                                     $1.323           $1.953           $2.140           $1.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              205              190              131
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.932           $2.120           $1.770           $1.542
  Accumulation Unit Value at end of
   period                                     $1.308           $1.932           $2.120           $1.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              294              230               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.485           $1.633           $1.366           $1.192
  Accumulation Unit Value at end of
   period                                     $1.004           $1.485           $1.633           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,142            1,318              940              388
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.485           $1.633           $1.366           $1.192
  Accumulation Unit Value at end of
   period                                     $1.004           $1.485           $1.633           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,142            1,318              940              388

44

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.876           $2.068           $1.735           $1.517
  Accumulation Unit Value at end of
   period                                     $1.264           $1.876           $2.068           $1.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292              287              266               73
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.605           $1.393           $1.335
  Accumulation Unit Value at end of
   period                                     $1.059           $1.489           $1.605           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    841              975              591              174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.595           $1.387           $1.331
  Accumulation Unit Value at end of
   period                                     $1.048           $1.477           $1.595           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135              134              100               65
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.464           $1.583           $1.377           $1.323
  Accumulation Unit Value at end of
   period                                     $1.038           $1.464           $1.583           $1.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               46               33                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.473           $1.596           $1.391           $1.338
  Accumulation Unit Value at end of
   period                                     $1.042           $1.473           $1.596           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,066            1,154            1,044              704
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.473           $1.596           $1.391           $1.338
  Accumulation Unit Value at end of
   period                                     $1.042           $1.473           $1.596           $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,066            1,154            1,044              704
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.547           $1.353           $1.303
  Accumulation Unit Value at end of
   period                                     $1.004           $1.424           $1.547           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              105               63               37
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.033           $0.911           $0.855           $0.824
  Accumulation Unit Value at end of
   period                                     $0.634           $1.033           $0.911           $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,175              916              388               86
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.905           $0.851           $0.821
  Accumulation Unit Value at end of
   period                                     $0.627           $1.024           $0.905           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               24               18                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.014           $0.897           $0.845           $0.816
  Accumulation Unit Value at end of
   period                                     $0.621           $1.014           $0.897           $0.845
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               39                7                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.442           $1.278           $1.206           $1.166
  Accumulation Unit Value at end of
   period                                     $0.881           $1.442           $1.278           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    534              434              314              116
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.442           $1.278           $1.206           $1.166
  Accumulation Unit Value at end of
   period                                     $0.881           $1.442           $1.278           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    534              434              314              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.985           $0.876           $0.829           $0.803
  Accumulation Unit Value at end of
   period                                     $0.600           $0.985           $0.876           $0.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               25               24

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.383           $1.386           $1.245           $1.203
  Accumulation Unit Value at end of
   period                                     $0.850           $1.383           $1.386           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    897              885              627              198
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.372           $1.378           $1.240           $1.200
  Accumulation Unit Value at end of
   period                                     $0.842           $1.372           $1.378           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               13               21                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.358           $1.365           $1.230           $1.190
  Accumulation Unit Value at end of
   period                                     $0.832           $1.358           $1.365           $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              201               46                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.487           $1.343           $1.301
  Accumulation Unit Value at end of
   period                                     $0.903           $1.477           $1.487           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    634              631              556              262
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.487           $1.343           $1.301
  Accumulation Unit Value at end of
   period                                     $0.903           $1.477           $1.487           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    634              631              556              262
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.316           $1.330           $1.204           $1.169
  Accumulation Unit Value at end of
   period                                     $0.802           $1.316           $1.330           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               87               87               87
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.282          $14.476          $11.644          $10.099
  Accumulation Unit Value at end of
   period                                     $9.568          $16.282          $14.476          $11.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               82               45                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.198          $14.430          $11.630          $10.097
  Accumulation Unit Value at end of
   period                                     $9.499          $16.198          $14.430          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               15               13                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.157          $14.407          $11.624          $10.096
  Accumulation Unit Value at end of
   period                                     $9.465          $16.157          $14.407          $11.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                4                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.073          $14.362          $11.610          $10.094
  Accumulation Unit Value at end of
   period                                     $9.398          $16.073          $14.362          $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               46               35                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.073          $14.362          $11.610          $10.094
  Accumulation Unit Value at end of
   period                                     $9.398          $16.073          $14.362          $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               46               35                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.949          $14.294          $11.590          $10.091
  Accumulation Unit Value at end of
   period                                     $9.297          $15.949          $14.294          $11.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                -                -
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.162           $1.095           $0.959
  Accumulation Unit Value at end of
   period                                     $0.729           $1.116           $1.162           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    489              584              465              189

46

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.108           $1.156           $1.092           $0.958
  Accumulation Unit Value at end of
   period                                     $0.723           $1.108           $1.156           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    107              115              149               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.105           $1.153           $1.090           $0.957
  Accumulation Unit Value at end of
   period                                     $0.719           $1.105           $1.153           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               42               26               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.097           $1.147           $1.087           $0.955
  Accumulation Unit Value at end of
   period                                     $0.713           $1.097           $1.147           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              768              718              339
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.097           $1.147           $1.087           $0.955
  Accumulation Unit Value at end of
   period                                     $0.713           $1.097           $1.147           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    586              768              718              339
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.139           $1.082           $0.953
  Accumulation Unit Value at end of
   period                                     $0.703           $1.085           $1.139           $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               31               17               13
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.796           $1.670           $1.576           $1.378
  Accumulation Unit Value at end of
   period                                     $1.086           $1.796           $1.670           $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    832              837              556              156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.781           $1.660           $1.569           $1.374
  Accumulation Unit Value at end of
   period                                     $1.075           $1.781           $1.660           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               44               36               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.765           $1.647           $1.558           $1.365
  Accumulation Unit Value at end of
   period                                     $1.064           $1.765           $1.647           $1.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               35               29                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.860           $1.739           $1.648           $1.446
  Accumulation Unit Value at end of
   period                                     $1.119           $1.860           $1.739           $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    470              532              515              322
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.860           $1.739           $1.648           $1.446
  Accumulation Unit Value at end of
   period                                     $1.119           $1.860           $1.739           $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    470              532              515              322
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.609           $1.530           $1.345
  Accumulation Unit Value at end of
   period                                     $1.029           $1.716           $1.609           $1.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              122              106               97
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.776          $10.488          $10.019          $10.036
  Accumulation Unit Value at end of
   period                                    $10.881          $10.776          $10.488          $10.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               63               29                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.720          $10.455          $10.007          $10.034
  Accumulation Unit Value at end of
   period                                    $10.803          $10.720          $10.455          $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.692          $10.438          $10.002          $10.033
  Accumulation Unit Value at end of
   period                                    $10.765          $10.692          $10.438          $10.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                3                2                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.637          $10.405           $9.990          $10.031
  Accumulation Unit Value at end of
   period                                    $10.688          $10.637          $10.405           $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               39               28                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.637          $10.405           $9.990          $10.031
  Accumulation Unit Value at end of
   period                                    $10.688          $10.637          $10.405           $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               39               28                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.555          $10.356           $9.972          $10.028
  Accumulation Unit Value at end of
   period                                    $10.573          $10.555          $10.356           $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.920           $1.727           $1.584           $1.364
  Accumulation Unit Value at end of
   period                                     $0.899           $1.920           $1.727           $1.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    970              898              645              103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.905           $1.716           $1.577           $1.360
  Accumulation Unit Value at end of
   period                                     $0.890           $1.905           $1.716           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    231              222              215               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.888           $1.702           $1.566           $1.352
  Accumulation Unit Value at end of
   period                                     $0.881           $1.888           $1.702           $1.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               83               44               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.020           $1.826           $1.683           $1.455
  Accumulation Unit Value at end of
   period                                     $0.941           $2.020           $1.826           $1.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    482              489              466              215
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.020           $1.826           $1.683           $1.455
  Accumulation Unit Value at end of
   period                                     $0.941           $2.020           $1.826           $1.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    482              489              466              215
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.835           $1.663           $1.538           $1.332
  Accumulation Unit Value at end of
   period                                     $0.852           $1.835           $1.663           $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               34               27               25
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.638           $1.519           $1.285           $1.132
  Accumulation Unit Value at end of
   period                                     $0.938           $1.638           $1.519           $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    275              295              101               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.625           $1.510           $1.279           $1.129
  Accumulation Unit Value at end of
   period                                     $0.929           $1.625           $1.510           $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                4                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.611           $1.498           $1.270           $1.121
  Accumulation Unit Value at end of
   period                                     $0.920           $1.611           $1.498           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               20               13                -

48

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.894           $1.764           $1.500           $1.326
  Accumulation Unit Value at end of
   period                                     $1.079           $1.894           $1.764           $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               65               48                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.894           $1.764           $1.500           $1.326
  Accumulation Unit Value at end of
   period                                     $1.079           $1.894           $1.764           $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               65               48                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.566           $1.463           $1.247           $1.105
  Accumulation Unit Value at end of
   period                                     $0.890           $1.566           $1.463           $1.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -
HUNTINGTON VA SITUS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.493           $1.356           $1.308           $1.088
  Accumulation Unit Value at end of
   period                                     $0.867           $1.493           $1.356           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,216            1,168              965              234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.349           $1.304           $1.086
  Accumulation Unit Value at end of
   period                                     $0.859           $1.482           $1.349           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    305              316              282               62
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.345           $1.302           $1.085
  Accumulation Unit Value at end of
   period                                     $0.856           $1.477           $1.345           $1.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    176              141               91               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.467           $1.339           $1.298           $1.084
  Accumulation Unit Value at end of
   period                                     $0.848           $1.467           $1.339           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    886              922              827              385
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.467           $1.339           $1.298           $1.084
  Accumulation Unit Value at end of
   period                                     $0.848           $1.467           $1.339           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    886              922              827              385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.329           $1.292           $1.081
  Accumulation Unit Value at end of
   period                                     $0.836           $1.451           $1.329           $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               57               36               22
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.418           $1.333           $1.202           $1.129
  Accumulation Unit Value at end of
   period                                     $0.993           $1.418           $1.333           $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.401           $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $0.980           $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.394           $1.314           $1.189           $1.119
  Accumulation Unit Value at end of
   period                                     $0.974           $1.394           $1.314           $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.377           $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $0.960           $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.377           $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $0.960           $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.284           $1.168           $1.103
  Accumulation Unit Value at end of
   period                                     $0.942           $1.355           $1.284           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.305           $1.336           $1.107           $1.070
  Accumulation Unit Value at end of
   period                                     $0.838           $1.305           $1.336           $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $0.827           $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.283           $1.317           $1.094           $1.061
  Accumulation Unit Value at end of
   period                                     $0.822           $1.283           $1.317           $1.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.267           $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $0.810           $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.267           $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $0.810           $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.247           $1.287           $1.075           $1.045
  Accumulation Unit Value at end of
   period                                     $0.795           $1.247           $1.287           $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.444          $12.771          $11.269          $10.526
  Accumulation Unit Value at end of
   period                                     $8.495          $15.444          $12.771          $11.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.364          $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                     $8.434          $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.325          $12.711          $11.249          $10.523
  Accumulation Unit Value at end of
   period                                     $8.404          $15.325          $12.711          $11.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.246          $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                     $8.344          $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.246          $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                     $8.344          $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

50

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.128          $12.610          $11.216          $10.518
  Accumulation Unit Value at end of
   period                                     $8.255          $15.128          $12.610          $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.418           $1.210           $1.148
  Accumulation Unit Value at end of
   period                                     $0.905           $1.441           $1.418           $1.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.404           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $0.893           $1.424           $1.404           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.399           $1.197           $1.137
  Accumulation Unit Value at end of
   period                                     $0.887           $1.417           $1.399           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.400           $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $0.875           $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.400           $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $0.875           $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.367           $1.175           $1.121
  Accumulation Unit Value at end of
   period                                     $0.858           $1.378           $1.367           $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.632           $1.465           $1.227           $1.100
  Accumulation Unit Value at end of
   period                                     $0.913           $1.632           $1.465           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.613           $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $0.900           $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.604           $1.445           $1.213           $1.090
  Accumulation Unit Value at end of
   period                                     $0.895           $1.604           $1.445           $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.585           $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $0.882           $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.585           $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $0.882           $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.560           $1.412           $1.192           $1.074
  Accumulation Unit Value at end of
   period                                     $0.866           $1.560           $1.412           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.143           $1.130           $0.989           $0.955
  Accumulation Unit Value at end of
   period                                     $0.684           $1.143           $1.130           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.130           $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $0.675           $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.124           $1.115           $0.978           $0.947
  Accumulation Unit Value at end of
   period                                     $0.670           $1.124           $1.115           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $0.661           $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $0.661           $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $1.089           $0.960           $0.933
  Accumulation Unit Value at end of
   period                                     $0.649           $1.093           $1.089           $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.149           $1.080           $1.067           $0.917
  Accumulation Unit Value at end of
   period                                     $0.693           $1.149           $1.080           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.135           $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $0.683           $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               12               12                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.065           $1.056           $0.908
  Accumulation Unit Value at end of
   period                                     $0.679           $1.129           $1.065           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $0.669           $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                2                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $0.669           $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.040           $1.037           $0.895
  Accumulation Unit Value at end of
   period                                     $0.657           $1.098           $1.040           $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.072           $1.036           $1.004           $0.992
  Accumulation Unit Value at end of
   period                                     $1.084           $1.072           $1.036           $1.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

52

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.059           $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.069           $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.022           $0.993           $0.983
  Accumulation Unit Value at end of
   period                                     $1.062           $1.054           $1.022           $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.041           $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.047           $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.041           $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.047           $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.024           $0.998           $0.975           $0.969
  Accumulation Unit Value at end of
   period                                     $1.027           $1.024           $0.998           $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.707          $12.054          $10.866          $10.332
  Accumulation Unit Value at end of
   period                                     $7.525          $12.707          $12.054          $10.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.642          $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                     $7.471          $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.609          $11.997          $10.847          $10.329
  Accumulation Unit Value at end of
   period                                     $7.444          $12.609          $11.997          $10.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.544          $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                     $7.391          $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.544          $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                     $7.391          $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.447          $11.902          $10.815          $10.324
  Accumulation Unit Value at end of
   period                                     $7.312          $12.447          $11.902          $10.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.599           $1.421           $1.171           $0.976
  Accumulation Unit Value at end of
   period                                     $0.926           $1.599           $1.421           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.580           $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $0.913           $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                6                6                3

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.572           $1.401           $1.158           $0.967
  Accumulation Unit Value at end of
   period                                     $0.907           $1.572           $1.401           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.552           $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $0.894           $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.552           $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $0.894           $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.528           $1.369           $1.137           $0.953
  Accumulation Unit Value at end of
   period                                     $0.878           $1.528           $1.369           $1.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.859          $12.115          $10.827
  Accumulation Unit Value at end of
   period                                     $7.458          $13.606          $13.859          $12.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.536          $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                     $7.405          $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.501          $13.793          $12.093          $10.824
  Accumulation Unit Value at end of
   period                                     $7.378          $13.501          $13.793          $12.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.431          $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                     $7.326          $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.431          $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                     $7.326          $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.327          $13.685          $12.058          $10.819
  Accumulation Unit Value at end of
   period                                     $7.247          $13.327          $13.685          $12.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.198           $1.167           $1.162
  Accumulation Unit Value at end of
   period                                     $1.273           $1.258           $1.198           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.243           $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.255           $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.236           $1.181           $1.154           $1.151
  Accumulation Unit Value at end of
   period                                     $1.248           $1.236           $1.181           $1.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

54

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.221           $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.230           $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.221           $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.230           $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.202           $1.154           $1.133           $1.134
  Accumulation Unit Value at end of
   period                                     $1.207           $1.202           $1.154           $1.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.810           $1.817           $1.582           $1.464
  Accumulation Unit Value at end of
   period                                     $1.111           $1.810           $1.817           $1.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               14                4                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.800           $1.810           $1.579           $1.464
  Accumulation Unit Value at end of
   period                                     $1.103           $1.800           $1.810           $1.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.795           $1.807           $1.578           $1.464
  Accumulation Unit Value at end of
   period                                     $1.098           $1.795           $1.807           $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.776           $1.791           $1.567           $1.456
  Accumulation Unit Value at end of
   period                                     $1.085           $1.776           $1.791           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               31               31                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.776           $1.791           $1.567           $1.456
  Accumulation Unit Value at end of
   period                                     $1.085           $1.776           $1.791           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               31               31                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.768           $1.552           $1.445
  Accumulation Unit Value at end of
   period                                     $1.064           $1.748           $1.768           $1.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
RIDGEWORTH VARIABLE TRUST LARGE CAP
 GROWTH STOCK FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.517           $1.331           $1.215           $1.162
  Accumulation Unit Value at end of
   period                                     $0.889           $1.517           $1.331           $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.508           $1.326           $1.213           $1.161
  Accumulation Unit Value at end of
   period                                     $0.883           $1.508           $1.326           $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.504           $1.323           $1.212           $1.161
  Accumulation Unit Value at end of
   period                                     $0.879           $1.504           $1.323           $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.312           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $0.868           $1.488           $1.312           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.312           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $0.868           $1.488           $1.312           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.465           $1.295           $1.192           $1.146
  Accumulation Unit Value at end of
   period                                     $0.852           $1.465           $1.295           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
RIDGEWORTH VARIABLE TRUST LARGE CAP
 VALUE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.882           $1.838           $1.518           $1.444
  Accumulation Unit Value at end of
   period                                     $1.250           $1.882           $1.838           $1.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    496              389              199               64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.871           $1.831           $1.516           $1.444
  Accumulation Unit Value at end of
   period                                     $1.241           $1.871           $1.831           $1.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               29               27               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.866           $1.828           $1.514           $1.444
  Accumulation Unit Value at end of
   period                                     $1.236           $1.866           $1.828           $1.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               28               10                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.846           $1.812           $1.505           $1.436
  Accumulation Unit Value at end of
   period                                     $1.220           $1.846           $1.812           $1.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              166              158              102
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.846           $1.812           $1.505           $1.436
  Accumulation Unit Value at end of
   period                                     $1.220           $1.846           $1.812           $1.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    208              166              158              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.817           $1.789           $1.490           $1.425
  Accumulation Unit Value at end of
   period                                     $1.198           $1.817           $1.789           $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               20               17               10
RIDGEWORTH VARIABLE TRUST MID-CAP CORE
 EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.906           $1.833           $1.675           $1.461
  Accumulation Unit Value at end of
   period                                     $1.118           $1.906           $1.833           $1.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.896           $1.827           $1.672           $1.460
  Accumulation Unit Value at end of
   period                                     $1.110           $1.896           $1.827           $1.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.890           $1.823           $1.671           $1.460
  Accumulation Unit Value at end of
   period                                     $1.106           $1.890           $1.823           $1.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.870           $1.808           $1.660           $1.452
  Accumulation Unit Value at end of
   period                                     $1.092           $1.870           $1.808           $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               17               16               15
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.870           $1.808           $1.660           $1.452
  Accumulation Unit Value at end of
   period                                     $1.092           $1.870           $1.808           $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               17               16               15

56

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.841           $1.785           $1.644           $1.441
  Accumulation Unit Value at end of
   period                                     $1.071           $1.841           $1.785           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
MTB LARGE CAP GROWTH FUND II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.195           $1.107           $1.015           $0.960
  Accumulation Unit Value at end of
   period                                     $0.720           $1.195           $1.107           $1.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    468              375              146               63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.187           $1.102           $1.012           $0.959
  Accumulation Unit Value at end of
   period                                     $0.714           $1.187           $1.102           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84              101               56               32
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.181           $1.098           $1.010           $0.957
  Accumulation Unit Value at end of
   period                                     $0.710           $1.181           $1.098           $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               76                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.172           $1.092           $1.006           $0.955
  Accumulation Unit Value at end of
   period                                     $0.703           $1.172           $1.092           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              509              418              191
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.172           $1.092           $1.006           $0.955
  Accumulation Unit Value at end of
   period                                     $0.703           $1.172           $1.092           $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              509              418              191
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.159           $1.083           $1.001           $0.952
  Accumulation Unit Value at end of
   period                                     $0.693           $1.159           $1.083           $1.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               20                8
MTB LARGE CAP VALUE FUND II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.336           $1.330           $1.144           $1.013
  Accumulation Unit Value at end of
   period                                     $0.800           $1.336           $1.330           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,018            1,127              371               12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.327           $1.324           $1.141           $1.012
  Accumulation Unit Value at end of
   period                                     $0.793           $1.327           $1.324           $1.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               44               25               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.321           $1.319           $1.138           $1.010
  Accumulation Unit Value at end of
   period                                     $0.789           $1.321           $1.319           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    252              174               69                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.311           $1.312           $1.134           $1.008
  Accumulation Unit Value at end of
   period                                     $0.781           $1.311           $1.312           $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,117            1,145              951              394
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.311           $1.312           $1.134           $1.008
  Accumulation Unit Value at end of
   period                                     $0.781           $1.311           $1.312           $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,117            1,145              951              394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.296           $1.301           $1.128           $1.004
  Accumulation Unit Value at end of
   period                                     $0.770           $1.296           $1.301           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               17               13                3

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND - AGGRESSIVE
 GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.792          $12.014          $10.587           $9.615
  Accumulation Unit Value at end of
   period                                     $7.508          $12.792          $12.014          $10.587
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               17               11                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.726          $11.976          $10.574           $9.613
  Accumulation Unit Value at end of
   period                                     $7.455          $12.726          $11.976          $10.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.693          $11.957          $10.568           $9.612
  Accumulation Unit Value at end of
   period                                     $7.428          $12.693          $11.957          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               13                9                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.628          $11.919          $10.556           $9.610
  Accumulation Unit Value at end of
   period                                     $7.375          $12.628          $11.919          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               13                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.628          $11.919          $10.556           $9.610
  Accumulation Unit Value at end of
   period                                     $7.375          $12.628          $11.919          $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               13                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.530          $11.862          $10.537           $9.608
  Accumulation Unit Value at end of
   period                                     $7.296          $12.530          $11.862          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1
MTB MANAGED ALLOCATION FUND -
 CONSERVATIVE GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.204          $10.778          $10.194          $10.039
  Accumulation Unit Value at end of
   period                                     $8.894          $11.204          $10.778          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               29                6                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.146          $10.744          $10.182          $10.037
  Accumulation Unit Value at end of
   period                                     $8.831          $11.146          $10.744          $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.118          $10.727          $10.176          $10.036
  Accumulation Unit Value at end of
   period                                     $8.799          $11.118          $10.727          $10.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.060          $10.693          $10.164          $10.034
  Accumulation Unit Value at end of
   period                                     $8.736          $11.060          $10.693          $10.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               16               12                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.060          $10.693          $10.164          $10.034
  Accumulation Unit Value at end of
   period                                     $8.736          $11.060          $10.693          $10.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               16               12                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.975          $10.642          $10.146          $10.031
  Accumulation Unit Value at end of
   period                                     $8.643          $10.975          $10.642          $10.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -
MTB MANAGED ALLOCATION FUND - MODERATE
 GROWTH II
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.213           $1.148           $1.052           $0.988
  Accumulation Unit Value at end of
   period                                     $0.851           $1.213           $1.148           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,522            1,247              721              597

58

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.205           $1.143           $1.049           $0.986
  Accumulation Unit Value at end of
   period                                     $0.843           $1.205           $1.143           $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    313              376              339               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.200           $1.139           $1.047           $0.985
  Accumulation Unit Value at end of
   period                                     $0.839           $1.200           $1.139           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              345              138               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.133           $1.043           $0.983
  Accumulation Unit Value at end of
   period                                     $0.831           $1.191           $1.133           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    752              761              864              674
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.191           $1.133           $1.043           $0.983
  Accumulation Unit Value at end of
   period                                     $0.831           $1.191           $1.133           $1.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    752              761              864              674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.123           $1.038           $0.979
  Accumulation Unit Value at end of
   period                                     $0.819           $1.178           $1.123           $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               68               50               50



(a)  Inception date November 10, 2008.



(b) Inception date May 1, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Three as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH           GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO          GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                  4,630,294                   185,821
                                      =============              ============
  Cost:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                $56,040,365                $2,444,070
                                      =============              ============
  Market Value:
   Class I                                       --                        --
   Class II                                      --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Class 1                                       --                        --
   Class 2                                       --                        --
   Other                                $39,959,437                $1,213,413
 Due from Hartford Life
  Insurance Company                              --                        --
 Receivable from fund shares
  sold                                       80,081                    22,554
 Other assets                                    --                        --
                                      -------------              ------------
 Total Assets                            40,039,518                 1,235,967
                                      -------------              ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          80,081                    22,554
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                        --
                                      -------------              ------------
 Total Liabilities                           80,081                    22,554
                                      -------------              ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $39,959,437                $1,213,413
                                      =============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL              SMALL/MID CAP          ALLIANCEBERNSTEIN VPS
                                   VALUE PORTFOLIO            VALUE PORTFOLIO            VALUE PORTFOLIO
                                     SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                        --                         --
   Class II                                     --                        --                         --
   Class X                                      --                        --                         --
   Class Y                                      --                        --                         --
   Class 1                                      --                        --                         --
   Class 2                                      --                        --                         --
   Other                                 7,829,508                 1,075,354                  5,875,699
                                    ==============             =============              =============
  Cost:
   Class I                                      --                        --                         --
   Class II                                     --                        --                         --
   Class X                                      --                        --                         --
   Class Y                                      --                        --                         --
   Class 1                                      --                        --                         --
   Class 2                                      --                        --                         --
   Other                              $165,724,941               $18,768,846                $79,077,418
                                    ==============             =============              =============
  Market Value:
   Class I                                      --                        --                         --
   Class II                                     --                        --                         --
   Class X                                      --                        --                         --
   Class Y                                      --                        --                         --
   Class 1                                      --                        --                         --
   Class 2                                      --                        --                         --
   Other                               $85,576,523               $10,613,746                $44,596,555
 Due from Hartford Life
  Insurance Company                             --                        --                         --
 Receivable from fund shares
  sold                                      15,467                        13                     10,336
 Other assets                                    1                         2                         --
                                    --------------             -------------              -------------
 Total Assets                           85,591,991                10,613,761                 44,606,891
                                    --------------             -------------              -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         15,467                        13                     10,336
 Payable for fund shares
  purchased                                     --                        --                         --
 Other liabilities                              --                        --                          3
                                    --------------             -------------              -------------
 Total Liabilities                          15,467                        13                     10,339
                                    --------------             -------------              -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $85,576,524               $10,613,748                $44,596,552
                                    ==============             =============              =============

                                ALLIANCEBERNSTEIN VPS        AMERICAN FUNDS
                                    INTERNATIONAL                GLOBAL              AMERICAN FUNDS
                                   GROWTH PORTFOLIO           GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class II                                    --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class 2                                     --                  176,048                  464,958
   Other                                  199,936                       --                       --
                                     ============             ============            =============
  Cost:
   Class I                                     --                       --                       --
   Class II                                    --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class 2                                     --               $2,991,529              $22,376,250
   Other                               $4,412,257                       --                       --
                                     ============             ============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class II                                    --                       --                       --
   Class X                                     --                       --                       --
   Class Y                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class 2                                     --               $2,443,544              $15,469,172
   Other                               $2,481,200                       --                       --
 Due from Hartford Life
  Insurance Company                            --                       --                       --
 Receivable from fund shares
  sold                                      3,581                      117                      799
 Other assets                                  --                       --                       --
                                     ------------             ------------            -------------
 Total Assets                           2,484,781                2,443,661               15,469,971
                                     ------------             ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         3,581                      117                      799
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                        2                        1
                                     ------------             ------------            -------------
 Total Liabilities                          3,581                      119                      800
                                     ------------             ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $2,481,200               $2,443,542              $15,469,171
                                     ============             ============            =============

(a)  Not used.

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                                 516,347                 613,384
   Other                                        --                      --
                                     =============            ============
  Cost:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                             $16,503,014              $9,567,081
   Other                                        --                      --
                                     =============            ============
  Market Value:
   Class I                                      --                      --
   Class II                                     --                      --
   Class X                                      --                      --
   Class Y                                      --                      --
   Class 1                                      --                      --
   Class 2                             $12,449,137              $7,477,153
   Other                                        --                      --
 Due from Hartford Life
  Insurance Company                             --                      --
 Receivable from fund shares
  sold                                       2,305                   1,285
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           12,451,442               7,478,438
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2,305                   1,285
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               1                       1
                                     -------------            ------------
 Total Liabilities                           2,306                   1,286
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,449,136              $7,477,152
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS               BB&T                    BB&T
                                    GLOBAL SMALL              MID CAP             CAPITAL MANAGER               BB&T
                                CAPITALIZATION FUND          GROWTH VIF              EQUITY VIF            LARGE CAP VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                               147,854                      --                      --                      --
   Other                                      --                 223,104                 151,085                 395,242
                                    ============            ============            ============            ============
  Cost:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                            $2,163,684                      --                      --                      --
   Other                                      --              $3,383,568              $1,563,190              $5,711,170
                                    ============            ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --                      --
   Class II                                   --                      --                      --                      --
   Class X                                    --                      --                      --                      --
   Class Y                                    --                      --                      --                      --
   Class 1                                    --                      --                      --                      --
   Class 2                            $1,630,828                      --                      --                      --
   Other                                      --              $1,539,415                $717,655              $2,565,121
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                     2,052                      80                      27                      98
 Other assets                                 --                       1                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          1,632,880               1,539,496                 717,682               2,565,219
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,052                      80                      27                      98
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         2,052                      80                      27                      98
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,630,828              $1,539,416                $717,655              $2,565,121
                                    ============            ============            ============            ============

                                   BB&T
                                  SPECIAL              BB&T                EVERGREEN VA
                               OPPORTUNITIES       TOTAL RETURN        DIVERSIFIED CAPITAL
                                EQUITY VIF           BOND VIF              BUILDER FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                 --                 36,759
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                             908,305            659,285                     --
                               =============       ============             ==========
  Cost:
   Class I                                --                 --               $533,475
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                         $13,081,318         $6,551,600                     --
                               =============       ============             ==========
  Market Value:
   Class I                                --                 --               $310,249
   Class II                               --                 --                     --
   Class X                                --                 --                     --
   Class Y                                --                 --                     --
   Class 1                                --                 --                     --
   Class 2                                --                 --                     --
   Other                          $9,328,287         $6,553,294                     --
 Due from Hartford Life
  Insurance Company                       --                 --                     --
 Receivable from fund shares
  sold                                   636              1,290                    359
 Other assets                             --                 --                     --
                               -------------       ------------             ----------
 Total Assets                      9,328,923          6,554,584                310,608
                               -------------       ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      636              1,290                    359
 Payable for fund shares
  purchased                               --                 --                     --
 Other liabilities                        --                 15                     --
                               -------------       ------------             ----------
 Total Liabilities                       636              1,305                    359
                               -------------       ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $9,328,287         $6,553,279               $310,249
                               =============       ============             ==========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             EVERGREEN VA
                                     EVERGREEN VA           INTERNATIONAL
                                     GROWTH FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                339,926                 174,311
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Cost:
   Class I                             $5,047,194              $2,785,175
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
                                     ============            ============
  Market Value:
   Class I                             $2,804,387              $1,675,129
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                       --                      --
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        164                      89
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,804,551               1,675,218
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           164                      89
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total Liabilities                            165                      89
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,804,386              $1,675,129
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    EVERGREEN VA       EVERGREEN VA           FIDELITY VIP
                                  EVERGREEN VA         SPECIAL         FUNDAMENTAL            EQUITY-INCOME
                                   OMEGA FUND        VALUES FUND      LARGE CAP FUND            PORTFOLIO
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              6,100             779,128            9,727                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --                3,628,248
                                    =========       =============       ==========            =============
  Cost:
   Class I                            $94,859         $13,112,334         $183,007                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --              $89,182,036
                                    =========       =============       ==========            =============
  Market Value:
   Class I                            $88,021          $7,152,392         $123,723                       --
   Class II                                --                  --               --                       --
   Class X                                 --                  --               --                       --
   Class Y                                 --                  --               --                       --
   Class 1                                 --                  --               --                       --
   Class 2                                 --                  --               --                       --
   Other                                   --                  --               --              $47,167,217
 Due from Hartford Life
  Insurance Company                        --                  --               --                    3,348
 Receivable from fund shares
  sold                                      4               4,871                6                       --
 Other assets                              --                   1               --                        1
                                    ---------       -------------       ----------            -------------
 Total Assets                          88,025           7,157,264          123,729               47,170,566
                                    ---------       -------------       ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4               4,871                6                       --
 Payable for fund shares
  purchased                                --                  --               --                    3,348
 Other liabilities                         --                  --               --                       --
                                    ---------       -------------       ----------            -------------
 Total Liabilities                          4               4,871                6                    3,348
                                    ---------       -------------       ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $88,021          $7,152,393         $123,723              $47,167,218
                                    =========       =============       ==========            =============

                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                  GROWTH      CONTRAFUND(R)      MID CAP
                                 PORTFOLIO      PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                             626,364      16,319,906       3,225,804
                               =============  ==============  ==============
  Cost:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                         $21,212,683    $491,698,672    $104,084,679
                               =============  ==============  ==============
  Market Value:
   Class I                                --              --              --
   Class II                               --              --              --
   Class X                                --              --              --
   Class Y                                --              --              --
   Class 1                                --              --              --
   Class 2                                --              --              --
   Other                         $14,600,551    $247,083,375     $58,451,560
 Due from Hartford Life
  Insurance Company                      629              --              --
 Receivable from fund shares
  sold                                    --          24,332           4,453
 Other assets                             --              --              --
                               -------------  --------------  --------------
 Total Assets                     14,601,180     247,107,707      58,456,013
                               -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --          24,332           4,453
 Payable for fund shares
  purchased                              629              --              --
 Other liabilities                         1               8               4
                               -------------  --------------  --------------
 Total Liabilities                       630          24,340           4,457
                               -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $14,600,550    $247,083,367     $58,451,556
                               =============  ==============  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                FIDELITY VIP
                                         FIDELITY VIP         DYNAMIC CAPITAL
                                       VALUE STRATEGIES         APPRECIATION
                                          PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                         --                    --
   Class II                                        --                    --
   Class X                                         --                    --
   Class Y                                         --                    --
   Class 1                                         --                    --
   Class 2                                         --                 6,291
   Other                                      690,954                38,066
                                         ============            ==========
  Cost:
   Class I                                         --                    --
   Class II                                        --                    --
   Class X                                         --                    --
   Class Y                                         --                    --
   Class 1                                         --                    --
   Class 2                                         --               $56,175
   Other                                   $7,711,390               282,126
                                         ============            ==========
  Market Value:
   Class I                                         --                    --
   Class II                                        --                    --
   Class X                                         --                    --
   Class Y                                         --                    --
   Class 1                                         --                    --
   Class 2                                         --               $52,904
   Other                                   $3,427,133               177,749
 Due from Hartford Life Insurance
  Company                                          --                    --
 Receivable from fund shares sold                 150                    15
 Other assets                                      --                    --
                                         ------------            ----------
 Total Assets                               3,427,283               230,668
                                         ------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         150                    15
 Payable for fund shares purchased                 --                    --
 Other liabilities                                 15                    --
                                         ------------            ----------
 Total Liabilities                                165                    15
                                         ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                              $3,427,118              $230,653
                                         ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN               FRANKLIN
                                   SMALL-MID CAP            SMALL CAP              STRATEGIC
                                       GROWTH                 VALUE                  INCOME              MUTUAL SHARES
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                    688,062                      --
   Class 2                               171,747                 --                         --                 609,968
   Other                                      --                  5                         --                      --
                                    ============               ====               ============            ============
  Cost:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                 $8,112,100                      --
   Class 2                            $3,082,115                 --                         --              $8,884,064
   Other                                      --                $69                         --                      --
                                    ============               ====               ============            ============
  Market Value:
   Class I                                    --                 --                         --                      --
   Class II                                   --                 --                         --                      --
   Class X                                    --                 --                         --                      --
   Class Y                                    --                 --                         --                      --
   Class 1                                    --                 --                 $7,279,697                      --
   Class 2                            $2,018,031                 --                         --              $7,185,428
   Other                                      --                $51                         --                      --
 Due from Hartford Life
  Insurance Company                           --                 --                         --                      --
 Receivable from fund shares
  sold                                        96                 --                        332                     342
 Other assets                                 --                 --                         --                      --
                                    ------------               ----               ------------            ------------
 Total Assets                          2,018,127                 51                  7,280,029               7,185,770
                                    ------------               ----               ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           96                 --                        332                     342
 Payable for fund shares
  purchased                                   --                 --                         --                      --
 Other liabilities                            --                 --                         --                      --
                                    ------------               ----               ------------            ------------
 Total Liabilities                            96                 --                        332                     342
                                    ------------               ----               ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,018,031                $51                 $7,279,697              $7,185,428
                                    ============               ====               ============            ============

                                     TEMPLETON
                                     DEVELOPING              TEMPLETON              TEMPLETON
                                      MARKETS                  GROWTH             GLOBAL INCOME
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (B)
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                               185,072                      --                  --
   Class 2                                    --                 207,858                  --
   Other                                      --                      --                 113
                                    ============            ============             =======
  Cost:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                            $1,533,126                      --                  --
   Class 2                                    --              $2,199,108                  --
   Other                                      --                      --              $1,877
                                    ============            ============             =======
  Market Value:
   Class I                                    --                      --                  --
   Class II                                   --                      --                  --
   Class X                                    --                      --                  --
   Class Y                                    --                      --                  --
   Class 1                            $1,130,790                      --                  --
   Class 2                                    --              $1,704,436                  --
   Other                                      --                      --              $1,969
 Due from Hartford Life
  Insurance Company                           --                      --                  --
 Receivable from fund shares
  sold                                        56                      83                  --
 Other assets                                 --                       2                  --
                                    ------------            ------------             -------
 Total Assets                          1,130,846               1,704,521               1,969
                                    ------------            ------------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           56                      83                  --
 Payable for fund shares
  purchased                                   --                      --                  --
 Other liabilities                            --                      --                  --
                                    ------------            ------------             -------
 Total Liabilities                            56                      83                  --
                                    ------------            ------------             -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,130,790              $1,704,438              $1,969
                                    ============            ============             =======

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     HARTFORD
                                  HARTFORD           LARGECAP
                                  ADVISERS            GROWTH
                                  HLS FUND           HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                            1,335,052           40,489
                                =============       ==========
  Cost:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                          $30,336,925         $625,311
                                =============       ==========
  Market Value:
   Class I                                 --               --
   Class II                                --               --
   Class X                                 --               --
   Class Y                                 --               --
   Class 1                                 --               --
   Class 2                                 --               --
   Other                          $18,276,562         $400,153
 Due from Hartford Life
  Insurance Company                     7,776               --
 Receivable from fund shares
  sold                                     --               14
 Other assets                               1               --
                                -------------       ----------
 Total Assets                      18,284,339          400,167
                                -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --               14
 Payable for fund shares
  purchased                             7,776               --
 Other liabilities                         --               --
                                -------------       ----------
 Total Liabilities                      7,776               14
                                -------------       ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $18,276,563         $400,153
                                =============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL             DIVIDEND          FUNDAMENTAL
                                RETURN BOND         APPRECIATION         AND GROWTH            GROWTH
                                  HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (B)       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                 --                   --                 --
   Class II                                --                 --                   --                 --
   Class X                                 --                 --                   --                 --
   Class Y                                 --                 --                   --                 --
   Class 1                                 --                 --                   --                 --
   Class 2                                 --                 --                   --                 --
   Other                           36,251,599            163,194           15,187,512            235,082
                               ==============       ============       ==============       ============
  Cost:
   Class I                                 --                 --                   --                 --
   Class II                                --                 --                   --                 --
   Class X                                 --                 --                   --                 --
   Class Y                                 --                 --                   --                 --
   Class 1                                 --                 --                   --                 --
   Class 2                                 --                 --                   --                 --
   Other                         $409,542,636         $4,053,044         $340,751,873         $2,437,658
                               ==============       ============       ==============       ============
  Market Value:
   Class I                                 --                 --                   --                 --
   Class II                                --                 --                   --                 --
   Class X                                 --                 --                   --                 --
   Class Y                                 --                 --                   --                 --
   Class 1                                 --                 --                   --                 --
   Class 2                                 --                 --                   --                 --
   Other                         $345,954,847         $4,135,331         $218,210,920         $1,391,674
 Due from Hartford Life
  Insurance Company                        --             12,439               35,329                 --
 Receivable from fund shares
  sold                                114,522                 --                   --                 76
 Other assets                              --                 --                   --                 --
                               --------------       ------------       --------------       ------------
 Total Assets                     346,069,369          4,147,770          218,246,249          1,391,750
                               --------------       ------------       --------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   114,522                 --                   --                 76
 Payable for fund shares
  purchased                                --             12,439               35,329                 --
 Other liabilities                         67                  3                   13                 --
                               --------------       ------------       --------------       ------------
 Total Liabilities                    114,589             12,442               35,342                 76
                               --------------       ------------       --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $345,954,780         $4,135,328         $218,210,907         $1,391,674
                               ==============       ============       ==============       ============

                                      HARTFORD
                                       GLOBAL               HARTFORD               HARTFORD
                                      ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                      HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                                 489,419               10,032                 445,049
                                    ============            =========            ============
  Cost:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                              $6,153,802              $80,765              $8,671,077
                                    ============            =========            ============
  Market Value:
   Class I                                    --                   --                      --
   Class II                                   --                   --                      --
   Class X                                    --                   --                      --
   Class Y                                    --                   --                      --
   Class 1                                    --                   --                      --
   Class 2                                    --                   --                      --
   Other                              $4,161,887              $61,758              $4,527,847
 Due from Hartford Life
  Insurance Company                           --                   --                      --
 Receivable from fund shares
  sold                                       175                    2                   2,662
 Other assets                                 --                   --                      --
                                    ------------            ---------            ------------
 Total Assets                          4,162,062               61,760               4,530,509
                                    ------------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          175                    2                   2,662
 Payable for fund shares
  purchased                                   --                   --                      --
 Other liabilities                             1                   --                       1
                                    ------------            ---------            ------------
 Total Liabilities                           176                    2                   2,663
                                    ------------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,161,886              $61,758              $4,527,846
                                    ============            =========            ============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED      HARTFORD
                                    EQUITY         GROWTH
                                   HLS FUND       HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                            17,163,607      1,012,697
                                ==============  =============
  Cost:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                          $226,286,990    $12,514,123
                                ==============  =============
  Market Value:
   Class I                                  --             --
   Class II                                 --             --
   Class X                                  --             --
   Class Y                                  --             --
   Class 1                                  --             --
   Class 2                                  --             --
   Other                          $145,127,685     $7,628,690
 Due from Hartford Life
  Insurance Company                         --             --
 Receivable from fund shares
  sold                                  12,434          1,188
 Other assets                               28             --
                                --------------  -------------
 Total Assets                      145,140,147      7,629,878
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     12,434          1,188
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          --              2
                                --------------  -------------
 Total Liabilities                      12,434          1,190
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $145,127,713     $7,628,688
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                              HARTFORD
                                  GROWTH        HARTFORD            HARTFORD         INTERNATIONAL
                               OPPORTUNITIES   HIGH YIELD            INDEX              GROWTH
                                 HLS FUND       HLS FUND            HLS FUND           HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                           1,976,521      3,513,024            293,231           2,874,915
                               =============  =============       ============       =============
  Cost:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                         $62,176,796    $31,381,623         $9,292,048         $39,018,122
                               =============  =============       ============       =============
  Market Value:
   Class I                                --             --                 --                  --
   Class II                               --             --                 --                  --
   Class X                                --             --                 --                  --
   Class Y                                --             --                 --                  --
   Class 1                                --             --                 --                  --
   Class 2                                --             --                 --                  --
   Other                         $33,707,552    $20,133,971         $5,499,235         $16,831,878
 Due from Hartford Life
  Insurance Company                       --             --                 --                  --
 Receivable from fund shares
  sold                                 3,430          3,268                216               3,211
 Other assets                             --             --                 --                   3
                               -------------  -------------       ------------       -------------
 Total Assets                     33,710,982     20,137,239          5,499,451          16,835,092
                               -------------  -------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    3,430          3,268                216               3,211
 Payable for fund shares
  purchased                               --             --                 --                  --
 Other liabilities                         1              4                  1                  --
                               -------------  -------------       ------------       -------------
 Total Liabilities                     3,431          3,272                217               3,211
                               -------------  -------------       ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $33,707,551    $20,133,967         $5,499,234         $16,831,881
                               =============  =============       ============       =============

                                      HARTFORD            HARTFORD           HARTFORD
                                    INTERNATIONAL       INTERNATIONAL         MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES         GROWTH
                                      HLS FUND            HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                                  956,301           5,381,159          100,040
                                    =============       =============       ==========
  Cost:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                              $15,818,350         $76,826,756         $865,395
                                    =============       =============       ==========
  Market Value:
   Class I                                     --                  --               --
   Class II                                    --                  --               --
   Class X                                     --                  --               --
   Class Y                                     --                  --               --
   Class 1                                     --                  --               --
   Class 2                                     --                  --               --
   Other                               $7,936,358         $45,209,625         $534,332
 Due from Hartford Life
  Insurance Company                            --                  --               --
 Receivable from fund shares
  sold                                        648               2,787            6,921
 Other assets                                  --                   1               --
                                    -------------       -------------       ----------
 Total Assets                           7,937,006          45,212,413          541,253
                                    -------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           648               2,787            6,921
 Payable for fund shares
  purchased                                    --                  --               --
 Other liabilities                             --                  --               --
                                    -------------       -------------       ----------
 Total Liabilities                            648               2,787            6,921
                                    -------------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $7,936,358         $45,209,626         $534,332
                                    =============       =============       ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD           HARTFORD
                                 MONEY MARKET      SMALLCAP VALUE
                                   HLS FUND           HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                           176,082,665           96,959
                                ==============       ==========
  Cost:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                          $176,082,665         $828,996
                                ==============       ==========
  Market Value:
   Class I                                  --               --
   Class II                                 --               --
   Class X                                  --               --
   Class Y                                  --               --
   Class 1                                  --               --
   Class 2                                  --               --
   Other                          $176,082,665         $714,158
 Due from Hartford Life
  Insurance Company                         --            3,718
 Receivable from fund shares
  sold                                  17,164               --
 Other assets                               56               --
                                --------------       ----------
 Total Assets                      176,099,885          717,876
                                --------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     17,164               --
 Payable for fund shares
  purchased                                 --            3,718
 Other liabilities                          --               --
                                --------------       ----------
 Total Liabilities                      17,164            3,718
                                --------------       ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $176,082,721         $714,158
                                ==============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD         U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK             SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                                1,538,876                1,071,477             448,450           15,334,546
                                    =============            =============       =============       ==============
  Cost:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                              $28,421,138              $22,601,648         $21,980,939         $168,957,103
                                    =============            =============       =============       ==============
  Market Value:
   Class I                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Other                              $16,938,469              $12,394,335         $11,598,687         $156,282,769
 Due from Hartford Life
  Insurance Company                            --                      403               3,149                   --
 Receivable from fund shares
  sold                                        746                       --                  --                5,182
 Other assets                                   4                       --                   1                   --
                                    -------------            -------------       -------------       --------------
 Total Assets                          16,939,219               12,394,738          11,601,837          156,287,951
                                    -------------            -------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           746                       --                  --                5,182
 Payable for fund shares
  purchased                                    --                      403               3,149                   --
 Other liabilities                             --                        1                  --                   67
                                    -------------            -------------       -------------       --------------
 Total Liabilities                            746                      404               3,149                5,249
                                    -------------            -------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $16,938,473              $12,394,334         $11,598,688         $156,282,702
                                    =============            =============       =============       ==============

                                                HARTFORD       HARTFORD
                                 HARTFORD         VALUE         EQUITY
                                   VALUE      OPPORTUNITIES     INCOME
                                 HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                           3,514,440      1,201,238        928,195
                               =============  =============  =============
  Cost:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                         $43,389,199    $22,730,109    $12,317,413
                               =============  =============  =============
  Market Value:
   Class I                                --             --             --
   Class II                               --             --             --
   Class X                                --             --             --
   Class Y                                --             --             --
   Class 1                                --             --             --
   Class 2                                --             --             --
   Other                         $27,321,653    $10,539,855     $8,535,241
 Due from Hartford Life
  Insurance Company                       --             --             --
 Receivable from fund shares
  sold                                13,030            888            342
 Other assets                             11              1              1
                               -------------  -------------  -------------
 Total Assets                     27,334,694     10,540,744      8,535,584
                               -------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   13,030            888            342
 Payable for fund shares
  purchased                               --             --             --
 Other liabilities                        --             --             --
                               -------------  -------------  -------------
 Total Liabilities                    13,030            888            342
                               -------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $27,321,664    $10,539,856     $8,535,242
                               =============  =============  =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL
                                   CAPITALIZATION
                                      HLS FUND
                                   SUB-ACCOUNT (E)
-----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --
   Class II                                 --
   Class X                                  --
   Class Y                                  --
   Class 1                                  --
   Class 2                                  --
   Other                                     8
                                       =======
  Cost:
   Class I                                  --
   Class II                                 --
   Class X                                  --
   Class Y                                  --
   Class 1                                  --
   Class 2                                  --
   Other                                   $71
                                       =======
  Market Value:
   Class I                                  --
   Class II                                 --
   Class X                                  --
   Class Y                                  --
   Class 1                                  --
   Class 2                                  --
   Other                                   $39
 Due from Hartford Life
  Insurance Company                         --
 Receivable from fund shares
  sold                                      --
 Other assets                               --
                                       -------
 Total Assets                               39
                                       -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --
 Payable for fund shares
  purchased                                 --
 Other liabilities                          --
                                       -------
 Total Liabilities                          --
                                       -------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                              $39
                                       =======

(a)  Not used.

(e)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA
                                       INCOME                 DIVIDEND             HUNTINGTON VA
                                    EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                 268,831                 459,760                 251,025
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $3,140,470              $5,600,515              $2,324,792
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                                    --                      --                      --
   Class Y                                    --                      --                      --
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                              $1,766,216              $3,259,698              $1,541,295
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                       316                     150                     176
 Other assets                                 --                       5                      --
                                    ------------            ------------            ------------
 Total Assets                          1,766,532               3,259,853               1,541,471
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          316                     150                     176
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                       1
                                    ------------            ------------            ------------
 Total Liabilities                           316                     150                     177
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,766,216              $3,259,703              $1,541,294
                                    ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA
                                      MID CORP                  NEW
                                    AMERICA FUND            ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                                 179,767                 234,162
                                    ============            ============
  Cost:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $2,967,332              $3,855,578
                                    ============            ============
  Market Value:
   Class I                                    --                      --
   Class II                                   --                      --
   Class X                                    --                      --
   Class Y                                    --                      --
   Class 1                                    --                      --
   Class 2                                    --                      --
   Other                              $1,937,889              $1,899,052
 Due from Hartford Life
  Insurance Company                           --                      --
 Receivable from fund shares
  sold                                       192                     148
 Other assets                                 --                      --
                                    ------------            ------------
 Total Assets                          1,938,081               1,899,200
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          192                     148
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total Liabilities                           192                     148
                                    ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,937,889              $1,899,052
                                    ============            ============

(a)  Not used.

(e)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       ROTATING             INTERNATIONAL
                                     MARKETS FUND            EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                   88,942                 185,194
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,268,572              $2,788,653
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                 $698,196              $1,863,057
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        168                     230
 Other assets                                  --                       3
                                     ------------            ------------
 Total Assets                             698,364               1,863,290
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           168                     230
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            168                     230
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $698,196              $1,863,060
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA                                LORD ABBETT
                                   HUNTINGTON VA              MORTGAGE             HUNTINGTON VA         ALL VALUE
                                   MACRO 100 FUND         SECURITIES FUND            SITUS FUND          PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (F)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                                 149,678                 143,385                 383,421             692,047
                                    ============            ============            ============       =============
  Cost:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                              $1,726,635              $1,572,632              $5,462,789         $10,882,906
                                    ============            ============            ============       =============
  Market Value:
   Class I                                    --                      --                      --                  --
   Class II                                   --                      --                      --                  --
   Class X                                    --                      --                      --                  --
   Class Y                                    --                      --                      --                  --
   Class 1                                    --                      --                      --                  --
   Class 2                                    --                      --                      --                  --
   Other                                $978,893              $1,522,752              $3,351,101          $8,186,915
 Due from Hartford Life
  Insurance Company                           --                      --                      --                  --
 Receivable from fund shares
  sold                                       223                      74                     253                 407
 Other assets                                 --                      --                      --                   1
                                    ------------            ------------            ------------       -------------
 Total Assets                            979,116               1,522,826               3,351,354           8,187,323
                                    ------------            ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          223                      74                     253                 407
 Payable for fund shares
  purchased                                   --                      --                      --                  --
 Other liabilities                            --                      --                      --                  --
                                    ------------            ------------            ------------       -------------
 Total Liabilities                           223                      74                     253                 407
                                    ------------            ------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $978,893              $1,522,752              $3,351,101          $8,186,916
                                    ============            ============            ============       =============

                                                                                 LORD ABBETT
                                    LORD ABBETT              LORD ABBETT          GROWTH AND
                                  AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                     PORTFOLIO                  FUND              PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                                 477,253                3,307,853            5,653,512
                                    ============            =============       ==============
  Cost:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $6,831,528              $38,740,010         $161,596,419
                                    ============            =============       ==============
  Market Value:
   Class I                                    --                       --                   --
   Class II                                   --                       --                   --
   Class X                                    --                       --                   --
   Class Y                                    --                       --                   --
   Class 1                                    --                       --                   --
   Class 2                                    --                       --                   --
   Other                              $4,786,844              $29,506,051          $97,636,154
 Due from Hartford Life
  Insurance Company                           --                       --                   --
 Receivable from fund shares
  sold                                       470                      432                9,008
 Other assets                                 --                       --                    7
                                    ------------            -------------       --------------
 Total Assets                          4,787,314               29,506,483           97,645,169
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          470                      432                9,008
 Payable for fund shares
  purchased                                   --                       --                   --
 Other liabilities                            --                       --                   --
                                    ------------            -------------       --------------
 Total Liabilities                           470                      432                9,008
                                    ------------            -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,786,844              $29,506,051          $97,636,161
                                    ============            =============       ==============

(f) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                    LARGE-CAP CORE          MFS(R) CORE
                                      PORTFOLIO            EQUITY SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                                  489,421                26,656
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $5,679,272              $451,413
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class II                                    --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Class 1                                     --                    --
   Class 2                                     --                    --
   Other                               $4,248,172              $276,694
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                        197                    12
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           4,248,369               276,706
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           197                    12
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                            197                    12
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,248,172              $276,694
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       MFS(R) INVESTORS
                                  MFS(R) GROWTH             GROWTH           MFS(R) INVESTORS
                                      SERIES             STOCK SERIES          TRUST SERIES
                                 SUB-ACCOUNT (G)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                                25,776                34,157                50,003
                                    ==========            ==========            ==========
  Cost:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                              $685,881              $401,450              $894,124
                                    ==========            ==========            ==========
  Market Value:
   Class I                                  --                    --                    --
   Class II                                 --                    --                    --
   Class X                                  --                    --                    --
   Class Y                                  --                    --                    --
   Class 1                                  --                    --                    --
   Class 2                                  --                    --                    --
   Other                              $402,621              $242,514              $732,044
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      18                    10                    35
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          402,639               242,524               732,079
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18                    10                    35
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          18                    10                    35
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $402,621              $242,514              $732,044
                                    ==========            ==========            ==========

                                                          VAN KAMPEN --          VAN KAMPEN --
                                                          UIF EQUITY AND         UIF CORE PLUS
                                    MFS(R) TOTAL              INCOME              FIXED INCOME
                                   RETURN SERIES            PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                 883,631
   Class II                                   --                11,067                      --
   Class X                                    --                    --                      --
   Class Y                                    --                    --                      --
   Class 1                                    --                    --                      --
   Class 2                                    --                    --                      --
   Other                                 529,859                    --                      --
                                    ============            ==========            ============
  Cost:
   Class I                                    --                    --              $9,787,748
   Class II                                   --              $144,875                      --
   Class X                                    --                    --                      --
   Class Y                                    --                    --                      --
   Class 1                                    --                    --                      --
   Class 2                                    --                    --                      --
   Other                              $9,944,630                    --                      --
                                    ============            ==========            ============
  Market Value:
   Class I                                    --                    --              $8,756,783
   Class II                                   --              $119,196                      --
   Class X                                    --                    --                      --
   Class Y                                    --                    --                      --
   Class 1                                    --                    --                      --
   Class 2                                    --                    --                      --
   Other                              $8,170,429                    --                      --
 Due from Hartford Life
  Insurance Company                           --                    --                      --
 Receivable from fund shares
  sold                                       395                     6                     415
 Other assets                                 --                    --                      --
                                    ------------            ----------            ------------
 Total Assets                          8,170,824               119,202               8,757,198
                                    ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          395                     6                     415
 Payable for fund shares
  purchased                                   --                    --                      --
 Other liabilities                            --                    --                      --
                                    ------------            ----------            ------------
 Total Liabilities                           395                     6                     415
                                    ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $8,170,429              $119,196              $8,756,783
                                    ============            ==========            ============

(a)  Not used.

(b) From inception February 29, 2008 to December 31, 2008.

(g)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN --           VAN KAMPEN --
                                    UIF EMERGING           UIF EMERGING
                                    MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              112,793                   82,161
   Class II                                  --                1,819,183
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
                                     ==========            =============
  Cost:
   Class I                             $897,271               $1,027,847
   Class II                                  --               32,900,620
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
                                     ==========            =============
  Market Value:
   Class I                             $729,769                 $629,353
   Class II                                  --               13,880,365
   Class X                                   --                       --
   Class Y                                   --                       --
   Class 1                                   --                       --
   Class 2                                   --                       --
   Other                                     --                       --
 Due from Hartford Life
  Insurance Company                          --                       --
 Receivable from fund shares
  sold                                       33                   15,565
 Other assets                                --                        1
                                     ----------            -------------
 Total Assets                           729,802               14,525,284
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          33                   15,565
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                       --
                                     ----------            -------------
 Total Liabilities                           33                   15,565
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $729,769              $14,509,719
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            VAN KAMPEN --            VAN KAMPEN --
                                   VAN KAMPEN --             UIF MID CAP               UIF U.S.            MORGAN STANLEY --
                                   UIF HIGH YIELD              GROWTH                MID CAP VALUE            FOCUS GROWTH
                                     PORTFOLIO                PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                81,180                       --                  296,515                      --
   Class II                                   --                1,221,027                  880,740                      --
   Class X                                    --                       --                       --                 419,913
   Class Y                                    --                       --                       --                 108,394
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
                                    ============            =============            =============            ============
  Cost:
   Class I                            $1,304,964                       --               $4,100,103                      --
   Class II                                   --              $14,928,420               14,557,175                      --
   Class X                                    --                       --                       --              $5,671,756
   Class Y                                    --                       --                       --               2,617,771
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
                                    ============            =============            =============            ============
  Market Value:
   Class I                              $735,492                       --               $2,280,205                      --
   Class II                                   --               $7,045,323                6,728,851                      --
   Class X                                    --                       --                       --              $4,304,110
   Class Y                                    --                       --                       --               1,100,204
   Class 1                                    --                       --                       --                      --
   Class 2                                    --                       --                       --                      --
   Other                                      --                       --                       --                      --
 Due from Hartford Life
  Insurance Company                           --                      763                       --                      --
 Receivable from fund shares
  sold                                        33                       --                       59                   2,435
 Other assets                                 --                       --                       --                      --
                                    ------------            -------------            -------------            ------------
 Total Assets                            735,525                7,046,086                9,009,115               5,406,749
                                    ------------            -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           33                       --                       59                   2,435
 Payable for fund shares
  purchased                                   --                      763                       --                      --
 Other liabilities                            --                       --                       --                      --
                                    ------------            -------------            -------------            ------------
 Total Liabilities                            33                      763                       59                   2,435
                                    ------------            -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $735,492               $7,045,323               $9,009,056              $5,404,314
                                    ============            =============            =============            ============

                                                         MORGAN STANLEY --       MORGAN STANLEY --
                                 MORGAN STANLEY --            CAPITAL                 MID CAP
                                      BALANCED             OPPORTUNITIES               GROWTH
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (H)           SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                               362,532                 118,117                  84,303
   Class Y                                87,846                 111,767                  23,761
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Cost:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $4,705,160              $1,253,485              $1,194,164
   Class Y                             1,279,838               1,869,329                 559,086
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
                                    ============            ============            ============
  Market Value:
   Class I                                    --                      --                      --
   Class II                                   --                      --                      --
   Class X                            $4,005,983                $907,142              $1,400,272
   Class Y                               966,308                 840,487                 388,265
   Class 1                                    --                      --                      --
   Class 2                                    --                      --                      --
   Other                                      --                      --                      --
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                     2,133                     554                     572
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          4,974,424               1,748,183               1,789,109
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,133                     554                     572
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         2,133                     554                     572
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,972,291              $1,747,629              $1,788,537
                                    ============            ============            ============

(h) Formerly Balanced Growth. Change effective March 8, 2008.

(i)  Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY --
                                  MORGAN STANLEY --            DIVIDEND
                                   FLEXIBLE INCOME              GROWTH
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                                257,308                  746,573
   Class Y                                151,876                  103,517
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                                       --                       --
                                     ============            =============
  Cost:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                             $2,542,698              $10,198,778
   Class Y                              1,113,943                1,543,157
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                                       --                       --
                                     ============            =============
  Market Value:
   Class I                                     --                       --
   Class II                                    --                       --
   Class X                             $1,407,478               $8,787,166
   Class Y                                826,206                1,214,251
   Class 1                                     --                       --
   Class 2                                     --                       --
   Other                                       --                       --
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                      1,622                    3,735
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           2,235,306               10,005,152
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1,622                    3,735
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                          1,622                    3,735
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,233,684              $10,001,417
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      MORGAN STANLEY --                                MORGAN STANLEY --
                              MORGAN STANLEY --            CAPITAL             MORGAN STANLEY --             GLOBAL
                                GLOBAL EQUITY               GROWTH               MONEY MARKET            INFRASTRUCTURE
                                  PORTFOLIO               PORTFOLIO                PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT (J)            SUB-ACCOUNT           SUB-ACCOUNT (K)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                       --                      --
   Class II                                --                      --                       --                      --
   Class X                            312,788                  88,164                4,814,775                 129,171
   Class Y                             38,677                  38,933               11,035,184                  37,339
   Class 1                                 --                      --                       --                      --
   Class 2                                 --                      --                       --                      --
   Other                                   --                      --                       --                      --
                                 ============            ============            =============            ============
  Cost:
   Class I                                 --                      --                       --                      --
   Class II                                --                      --                       --                      --
   Class X                         $3,509,189              $1,074,195               $4,814,776              $1,646,931
   Class Y                            559,739                 728,105               11,035,182                 864,619
   Class 1                                 --                      --                       --                      --
   Class 2                                 --                      --                       --                      --
   Other                                   --                      --                       --                      --
                                 ============            ============            =============            ============
  Market Value:
   Class I                                 --                      --                       --                      --
   Class II                                --                      --                       --                      --
   Class X                         $2,965,234              $1,000,666               $4,814,775              $2,561,453
   Class Y                            363,178                 435,666               11,035,184                 738,563
   Class 1                                 --                      --                       --                      --
   Class 2                                 --                      --                       --                      --
   Other                                   --                      --                       --                      --
 Due from Hartford Life
  Insurance Company                        --                      --                       --                      --
 Receivable from fund
  shares sold                             140                     536                      791                     190
 Other assets                              --                      --                       --                      --
                                 ------------            ------------            -------------            ------------
 Total Assets                       3,328,552               1,436,868               15,850,750               3,300,206
                                 ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       140                     536                      791                     190
 Payable for fund shares
  purchased                                --                      --                       --                      --
 Other liabilities                         --                      --                       --                      --
                                 ------------            ------------            -------------            ------------
 Total Liabilities                        140                     536                      791                     190
                                 ------------            ------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,328,412              $1,436,332              $15,849,959              $3,300,016
                                 ============            ============            =============            ============

                              MORGAN STANLEY --        VAN KAMPEN --         VAN KAMPEN --
                               EQUALLY-WEIGHTED          UIF SMALL             UIF GLOBAL
                                   S&P 500             COMPANY GROWTH          FRANCHISE
                                  PORTFOLIO              PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                    --                    --
   Class II                                --                29,866                43,286
   Class X                            412,057                    --                    --
   Class Y                            320,797                    --                    --
   Class 1                                 --                    --                    --
   Class 2                                 --                    --                    --
   Other                                   --                    --                    --
                                 ============            ==========            ==========
  Cost:
   Class I                                 --                    --                    --
   Class II                                --              $454,347              $588,825
   Class X                         $5,437,781                    --                    --
   Class Y                          6,397,890                    --                    --
   Class 1                                 --                    --                    --
   Class 2                                 --                    --                    --
   Other                                   --                    --                    --
                                 ============            ==========            ==========
  Market Value:
   Class I                                 --                    --                    --
   Class II                                --              $271,482              $510,778
   Class X                         $4,783,985                    --                    --
   Class Y                          3,673,128                    --                    --
   Class 1                                 --                    --                    --
   Class 2                                 --                    --                    --
   Other                                   --                    --                    --
 Due from Hartford Life
  Insurance Company                        --                    --                    --
 Receivable from fund
  shares sold                          35,822                    16                    27
 Other assets                               3                    --                    --
                                 ------------            ----------            ----------
 Total Assets                       8,492,938               271,498               510,805
                                 ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    35,822                    16                    27
 Payable for fund shares
  purchased                                --                    --                    --
 Other liabilities                         --                    --                    --
                                 ------------            ----------            ----------
 Total Liabilities                     35,822                    16                    27
                                 ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $8,457,116              $271,482              $510,778
                                 ============            ==========            ==========

(j)  Formerly Growth. Change effective May 1, 2008.

(k) Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                    MTB LARGE CAP           MTB LARGE CAP
                                    GROWTH FUND II          VALUE FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  117,864                 279,622
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $1,246,838              $3,273,418
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                 $790,865              $1,934,984
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         30                      79
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                             790,895               1,935,063
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            30                      79
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             30                      79
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $790,865              $1,934,984
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MTB MANAGED            MTB MANAGED            MTB MANAGED
                                     ALLOCATION             ALLOCATION             ALLOCATION             OPPENHEIMER
                                  FUND -- MODERATE      FUND -- AGGRESSIVE    FUND -- CONSERVATIVE           MIDCAP
                                     GROWTH II              GROWTH II              GROWTH II                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                                 380,529                54,768                 79,793                   63,917
                                    ============            ==========             ==========             ============
  Cost:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                              $3,871,470              $565,304               $806,595               $3,060,223
                                    ============            ==========             ==========             ============
  Market Value:
   Class I                                    --                    --                     --                       --
   Class II                                   --                    --                     --                       --
   Class X                                    --                    --                     --                       --
   Class Y                                    --                    --                     --                       --
   Class 1                                    --                    --                     --                       --
   Class 2                                    --                    --                     --                       --
   Other                              $2,640,868              $317,655               $635,151               $1,727,670
 Due from Hartford Life
  Insurance Company                           --                    --                     --                       --
 Receivable from fund shares
  sold                                        97                    12                  4,665                       71
 Other assets                                 --                    --                     --                       --
                                    ------------            ----------             ----------             ------------
 Total Assets                          2,640,965               317,667                639,816                1,727,741
                                    ------------            ----------             ----------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           97                    12                  4,665                       71
 Payable for fund shares
  purchased                                   --                    --                     --                       --
 Other liabilities                            --                    --                     --                       --
                                    ------------            ----------             ----------             ------------
 Total Liabilities                            97                    12                  4,665                       71
                                    ------------            ----------             ----------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,640,868              $317,655               $635,151               $1,727,670
                                    ============            ==========             ==========             ============

                                OPPENHEIMER
                                  CAPITAL           OPPENHEIMER          OPPENHEIMER
                               APPRECIATION      GLOBAL SECURITIES       MAIN STREET
                                  FUND/VA             FUND/VA            FUND(R)/VA
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                           1,465,976            6,520,959             488,945
                               =============       ==============       =============
  Cost:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                         $59,110,554         $223,334,397         $11,299,260
                               =============       ==============       =============
  Market Value:
   Class I                                --                   --                  --
   Class II                               --                   --                  --
   Class X                                --                   --                  --
   Class Y                                --                   --                  --
   Class 1                                --                   --                  --
   Class 2                                --                   --                  --
   Other                         $37,265,100         $130,549,605          $7,050,584
 Due from Hartford Life
  Insurance Company                       --                   --                  --
 Receivable from fund shares
  sold                                 7,526                5,213               1,165
 Other assets                              2                    9                  --
                               -------------       --------------       -------------
 Total Assets                     37,272,628          130,554,827           7,051,749
                               -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    7,526                5,213               1,165
 Payable for fund shares
  purchased                               --                   --                  --
 Other liabilities                        --                   --                   2
                               -------------       --------------       -------------
 Total Liabilities                     7,526                5,213               1,167
                               -------------       --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $37,265,102         $130,549,614          $7,050,582
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET     PUTNAM VT
                                  SMALL CAP     DIVERSIFIED
                                 FUND(R)/VA     INCOME FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                            4,451,329      4,460,702
                                =============  =============
  Cost:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                          $80,268,632    $38,251,203
                                =============  =============
  Market Value:
   Class I                                 --             --
   Class II                                --             --
   Class X                                 --             --
   Class Y                                 --             --
   Class 1                                 --             --
   Class 2                                 --             --
   Other                          $46,917,006    $25,336,787
 Due from Hartford Life
  Insurance Company                        --         29,434
 Receivable from fund shares
  sold                                  7,129             --
 Other assets                              --             --
                                -------------  -------------
 Total Assets                      46,924,135     25,366,221
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     7,129             --
 Payable for fund shares
  purchased                                --         29,434
 Other liabilities                          5             --
                                -------------  -------------
 Total Liabilities                      7,134         29,434
                                -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $46,917,001    $25,336,787
                                =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PUTNAM VT
                                    PUTNAM VT             PUTNAM VT           INTERNATIONAL        PUTNAM VT
                                   GLOBAL ASSET           GROWTH AND            GROWTH AND       INTERNATIONAL
                                 ALLOCATION FUND         INCOME FUND           INCOME FUND        EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --                    --                 --
   Class II                                  --                    --                    --                 --
   Class X                                   --                    --                    --                 --
   Class Y                                   --                    --                    --                 --
   Class 1                                   --                    --                    --                 --
   Class 2                                   --                    --                    --                 --
   Other                                451,995               336,387                88,259          5,435,323
                                   ============          ============          ============      =============
  Cost:
   Class I                                   --                    --                    --                 --
   Class II                                  --                    --                    --                 --
   Class X                                   --                    --                    --                 --
   Class Y                                   --                    --                    --                 --
   Class 1                                   --                    --                    --                 --
   Class 2                                   --                    --                    --                 --
   Other                             $7,065,305            $8,399,663            $1,096,043        $91,109,493
                                   ============          ============          ============      =============
  Market Value:
   Class I                                   --                    --                    --                 --
   Class II                                  --                    --                    --                 --
   Class X                                   --                    --                    --                 --
   Class Y                                   --                    --                    --                 --
   Class 1                                   --                    --                    --                 --
   Class 2                                   --                    --                    --                 --
   Other                             $4,926,748            $3,858,362              $630,173        $48,320,023
 Due from Hartford Life
  Insurance Company                          --                    --                    --                 --
 Receivable from fund shares
  sold                                      208                   197                    33              3,921
 Other assets                                --                    --                    --                 --
                                   ------------          ------------          ------------      -------------
 Total Assets                         4,926,956             3,858,559               630,206         48,323,944
                                   ------------          ------------          ------------      -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         208                   197                    33              3,921
 Payable for fund shares
  purchased                                  --                    --                    --                 --
 Other liabilities                           --                    --                    --                  1
                                   ------------          ------------          ------------      -------------
 Total Liabilities                          208                   197                    33              3,922
                                   ------------          ------------          ------------      -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $4,926,748            $3,858,362              $630,173        $48,320,022
                                   ============          ============          ============      =============


                                                      PUTNAM VT     PUTNAM VT
                                    PUTNAM VT            NEW        SMALL CAP
                                  INVESTORS FUND      VALUE FUND    VALUE FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
-----------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                --            --
   Class II                                  --                --            --
   Class X                                   --                --            --
   Class Y                                   --                --            --
   Class 1                                   --                --            --
   Class 2                                   --                --            --
   Other                              3,600,952           739,520     3,724,275
                                   ============      ============  ============
  Cost:
   Class I                                   --                --            --
   Class II                                  --                --            --
   Class X                                   --                --            --
   Class Y                                   --                --            --
   Class 1                                   --                --            --
   Class 2                                   --                --            --
   Other                            $39,741,388       $11,717,482   $78,545,939
                                   ============      ============  ============
  Market Value:
   Class I                                   --                --            --
   Class II                                  --                --            --
   Class X                                   --                --            --
   Class Y                                   --                --            --
   Class 1                                   --                --            --
   Class 2                                   --                --            --
   Other                            $25,062,625        $4,925,203   $31,768,067
 Due from Hartford Life
  Insurance Company                          --                --            --
 Receivable from fund shares
  sold                                   13,708               244         2,819
 Other assets                                --                --            --
                                   ------------      ------------  ------------
 Total Assets                        25,076,333         4,925,447    31,770,886
                                   ------------      ------------  ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      13,708               244         2,819
 Payable for fund shares
  purchased                                  --                --            --
 Other liabilities                           --                --            --
                                   ------------      ------------  ------------
 Total Liabilities                       13,708               244         2,819
                                   ------------      ------------  ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $25,062,625        $4,925,203   $31,768,067
                                   ============      ============  ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  THE GEORGE PUTNAM           PUTNAM VT
                                    FUND OF BOSTON            VISTA FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                                  625,514                  80,071
                                     ============            ============
  Cost:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $6,941,500              $1,086,643
                                     ============            ============
  Market Value:
   Class I                                     --                      --
   Class II                                    --                      --
   Class X                                     --                      --
   Class Y                                     --                      --
   Class 1                                     --                      --
   Class 2                                     --                      --
   Other                               $3,571,684                $665,387
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                        141                      28
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,571,825                 665,415
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           141                      28
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            141                      28
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,571,684                $665,387
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 PIONEER OAK
                                                             PIONEER           RIDGE LARGE CAP        VAN KAMPEN LIT
                                     PUTNAM VT               FUND VCT             GROWTH VCT            ENTERPRISE
                                    VOYAGER FUND            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                    --                    --                22,794
   Class II                                   --                22,131                33,663                37,148
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                                  57,040                    --                    --                    --
                                    ============            ==========            ==========            ==========
  Cost:
   Class I                                    --                    --                    --              $503,377
   Class II                                   --              $469,735              $398,073               656,606
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                              $1,571,763                    --                    25                    --
                                    ============            ==========            ==========            ==========
  Market Value:
   Class I                                    --                    --                    --              $224,977
   Class II                                   --              $352,543              $257,521               367,021
   Class X                                    --                    --                    --                    --
   Class Y                                    --                    --                    --                    --
   Class 1                                    --                    --                    --                    --
   Class 2                                    --                    --                    --                    --
   Other                              $1,139,656                     1                    35                    --
 Due from Hartford Life
  Insurance Company                           --                    --                    --                    --
 Receivable from fund shares
  sold                                        48                    18                    13                   512
 Other assets                                  1                    --                    --                    --
                                    ------------            ----------            ----------            ----------
 Total Assets                          1,139,705               352,562               257,569               592,510
                                    ------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           48                    18                    13                   512
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                            --                     1                    34                    --
                                    ------------            ----------            ----------            ----------
 Total Liabilities                            48                    19                    47                   512
                                    ------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,139,657              $352,543              $257,522              $591,998
                                    ============            ==========            ==========            ==========

                                   VAN KAMPEN LIT                                   VAN KAMPEN LIT
                                     GROWTH AND             VAN KAMPEN LIT             CAPITAL
                                       INCOME                  COMSTOCK                 GROWTH
                                      PORTFOLIO                PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (L)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 74,948                       --                    --
   Class II                             2,254,697                5,714,901                 8,961
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
                                    =============            =============            ==========
  Cost:
   Class I                             $1,216,034                       --                    --
   Class II                            46,116,073              $77,980,451              $235,847
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
                                    =============            =============            ==========
  Market Value:
   Class I                             $1,029,785                       --                    --
   Class II                            30,911,894              $46,976,485              $151,538
   Class X                                     --                       --                    --
   Class Y                                     --                       --                    --
   Class 1                                     --                       --                    --
   Class 2                                     --                       --                    --
   Other                                       --                       --                    --
 Due from Hartford Life
  Insurance Company                            --                       --                    --
 Receivable from fund shares
  sold                                      1,136                    1,119                     8
 Other assets                                  --                       --                    --
                                    -------------            -------------            ----------
 Total Assets                          31,942,815               46,977,604               151,546
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1,136                    1,119                     8
 Payable for fund shares
  purchased                                    --                       --                    --
 Other liabilities                              1                        3                    --
                                    -------------            -------------            ----------
 Total Liabilities                          1,137                    1,122                     8
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $31,941,678              $46,976,482              $151,538
                                    =============            =============            ==========

(l) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT
                                      MID CAP            VAN KAMPEN LIT
                                       GROWTH              GOVERNMENT
                                     PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (M)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --
   Class II                              66,322                47,925
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Cost:
   Class I                                   --                    --
   Class II                            $250,415              $440,624
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
                                     ==========            ==========
  Market Value:
   Class I                                   --                    --
   Class II                            $135,297              $443,789
   Class X                                   --                    --
   Class Y                                   --                    --
   Class 1                                   --                    --
   Class 2                                   --                    --
   Other                                     --                    --
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                        7                    26
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           135,304               443,815
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           7                    26
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                            7                    26
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $135,297              $443,789
                                     ==========            ==========

(m) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO          WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                  C&B LARGE CAP        LARGE COMPANY            MONEY              SMALL CAP
                                   VALUE FUND           GROWTH FUND          MARKET FUND          GROWTH FUND
                                 SUB-ACCOUNT (N)        SUB-ACCOUNT        SUB-ACCOUNT (O)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                   --                    --                   --
   Class II                               --                   --                    --                   --
   Class X                                --                   --                    --                   --
   Class Y                                --                   --                    --                   --
   Class 1                                --                   --                    --                   --
   Class 2                                --                   --                    --                   --
   Other                                 370                1,062                71,227                1,332
                                     =======              =======             =========            =========
  Cost:
   Class I                                --                   --                    --                   --
   Class II                               --                   --                    --                   --
   Class X                                --                   --                    --                   --
   Class Y                                --                   --                    --                   --
   Class 1                                --                   --                    --                   --
   Class 2                                --                   --                    --                   --
   Other                              $3,800               $9,935               $71,227              $11,380
                                     =======              =======             =========            =========
  Market Value:
   Class I                                --                   --                    --                   --
   Class II                               --                   --                    --                   --
   Class X                                --                   --                    --                   --
   Class Y                                --                   --                    --                   --
   Class 1                                --                   --                    --                   --
   Class 2                                --                   --                    --                   --
   Other                              $2,604               $6,671               $71,227               $5,541
 Due from Hartford Life
  Insurance Company                       --                   --                    --                   --
 Receivable from fund shares
  sold                                    --                   --                     3                   --
 Other assets                             --                   --                    --                   --
                                     -------              -------             ---------            ---------
 Total Assets                          2,604                6,671                71,230                5,541
                                     -------              -------             ---------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                   --                     3                   --
 Payable for fund shares
  purchased                               --                   --                    --                   --
 Other liabilities                        --                   --                    --                   --
                                     -------              -------             ---------            ---------
 Total Liabilities                        --                   --                     3                   --
                                     -------              -------             ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,604               $6,671               $71,227               $5,541
                                     =======              =======             =========            =========

                                    RIDGEWORTH             RIDGEWORTH           RIDGEWORTH             RIDGEWORTH
                                  VARIABLE TRUST         VARIABLE TRUST       VARIABLE TRUST         VARIABLE TRUST
                                 LARGE CAP GROWTH        LARGE CAP CORE        MID-CAP CORE         LARGE CAP VALUE
                                    STOCK FUND            EQUITY FUND           EQUITY FUND           EQUITY FUND
                                  SUB-ACCOUNT (P)       SUB-ACCOUNT (Q)       SUB-ACCOUNT (R)       SUB-ACCOUNT (S)
-----------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                     --                   --                      --
   Class II                                 --                     --                   --                      --
   Class X                                  --                     --                   --                      --
   Class Y                                  --                     --                   --                      --
   Class 1                                  --                     --                   --                      --
   Class 2                                  --                     --                   --                      --
   Other                                 1,914                 13,249                7,606                 167,069
                                     =========             ==========            =========            ============
  Cost:
   Class I                                  --                     --                   --                      --
   Class II                                 --                     --                   --                      --
   Class X                                  --                     --                   --                      --
   Class Y                                  --                     --                   --                      --
   Class 1                                  --                     --                   --                      --
   Class 2                                  --                     --                   --                      --
   Other                               $30,846               $160,520              $97,770              $2,661,723
                                     =========             ==========            =========            ============
  Market Value:
   Class I                                  --                     --                   --                      --
   Class II                                 --                     --                   --                      --
   Class X                                  --                     --                   --                      --
   Class Y                                  --                     --                   --                      --
   Class 1                                  --                     --                   --                      --
   Class 2                                  --                     --                   --                      --
   Other                               $17,341                $89,164              $48,073              $1,787,639
 Due from Hartford Life
  Insurance Company                         --                     --                   --                      10
 Receivable from fund shares
  sold                                       1                      4                    2                      --
 Other assets                               --                     --                   --                      --
                                     ---------             ----------            ---------            ------------
 Total Assets                           17,342                 89,168               48,075               1,787,649
                                     ---------             ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1                      4                    2                      --
 Payable for fund shares
  purchased                                 --                     --                   --                      10
 Other liabilities                          --                     --                   --                      --
                                     ---------             ----------            ---------            ------------
 Total Liabilities                           1                      4                    2                      10
                                     ---------             ----------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $17,341                $89,164              $48,073              $1,787,639
                                     =========             ==========            =========            ============

(n) Funded as of April 9, 2008.

(o) Funded as of October 9, 2008.

(p) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(r) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(s) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY      UNIT FAIR          UNIT FAIR       CONTRACT
                                          PARTICIPANTS     VALUE #            VALUE #       LIABILITY
--------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB -ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                4,660,330     $8.249888   to     $8.806247     $39,955,581
AllianceBernstein VPS Global Research
 Growth Portfolio -- Class B                    171,389      5.107427   to      7.307081       1,213,413
AllianceBernstein VPS International
 Value Portfolio -- Class B                  12,179,166      4.650983   to      7.244492      85,576,524
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B                   1,413,927      7.247982   to      7.736813      10,613,748
AllianceBernstein VPS Value Portfolio --
 Class B                                      6,623,403      6.496340   to      6.934511      44,596,552
AllianceBernstein VPS International
 Growth Portfolio -- Class B                    469,181      5.227997   to      5.339751       2,481,200
American Funds Global Growth Fund --
 Class 2                                        301,119      1.148788   to     10.926441       2,443,542
American Funds Growth Fund -- Class 2         2,521,290      0.855005   to      8.844060      15,469,171
American Funds Growth-Income Fund --
 Class 2                                      1,483,743      0.849750   to      9.024019      12,445,532
American Funds International Fund --
 Class 2                                      1,145,629      1.208820   to     11.105759       7,474,597
American Funds Global Small
 Capitalization Fund -- Class 2                 172,363      7.816645   to     11.655071       1,613,695
BB&T Mid Cap Growth VIF                       1,538,594      0.917804   to      1.065911       1,526,784
BB&T Capital Manager Equity VIF                 926,101      0.684512   to      1.003246         717,655
BB&T Large Cap VIF                            2,469,571      0.979422   to      1.060141       2,565,121
BB&T Special Opportunities Equity VIF         8,194,764      1.092461   to      1.151245       9,328,287
BB&T Total Return Bond VIF                    5,890,270      1.082537   to      1.127745       6,553,279
Evergreen VA Diversified Capital Builder
 Fund -- Class I                                539,463      0.552318   to      0.599863         310,249
Evergreen VA Growth Fund -- Class I           4,049,188      0.621239   to      0.922761       2,804,386
Evergreen VA International Equity Fund
 -- Class I                                   1,930,277      0.765357   to      1.325462       1,675,129
Evergreen VA Omega Fund -- Class I              169,147      0.497429   to      0.674791          88,021
Evergreen VA Special Values Fund --
 Class I                                      6,251,708      0.970027   to      1.336782       7,152,393
Evergreen VA Fundamental Large Cap Fund
 -- Class I                                     132,544      0.871258   to      0.974565         123,723
Fidelity VIP Equity-Income Portfolio --
 Class SRV2                                   6,846,856      6.649588   to      7.098308      47,167,218
Fidelity VIP Growth Portfolio -- Class
 SRV2                                         2,017,954      6.985734   to      7.442810      14,600,550
Fidelity VIP Contrafund(R) Portfolio --
 Class SRV2                                  30,401,852      7.822733   to      8.350476     247,055,415
Fidelity VIP Mid Cap Portfolio -- Class
 SRV2                                         6,991,111      8.071916   to      8.616452      58,449,018
Fidelity VIP Value Strategies Portfolio
 -- Class SRV2                                  578,042      5.717159   to      6.103049       3,427,118
Fidelity VIP Dynamic Capital
 Appreciation Portfolio -- Class SRV2            41,838      5.455028   to      5.543220         230,653
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                510,282      0.739330   to      8.432728       2,018,031
Franklin Small Cap Value Securities Fund
 -- Class 4                                           7      7.009158   to      7.009158              51
Franklin Strategic Income Securities
 Fund -- Class 1                                582,946      1.312418   to     14.302007       7,279,697
Mutual Shares Securities Fund -- Class
 2                                              806,901      0.948803   to     11.084438       7,185,428
Templeton Developing Markets Securities
 Fund -- Class 1                                112,917      1.597720   to     13.762697       1,130,790
Templeton Growth Securities Fund --
 Class 2                                        209,685      0.866879   to      9.170497       1,704,438
Templeton Global Income Securities Fund
 -- Class 4                                         199      9.917849   to      9.917849           1,969
Hartford Advisers HLS Fund -- Class IA       17,975,562      0.810892   to      3.666788      18,276,563
Hartford LargeCap Growth HLS Fund --
 Class IA                                        72,429      5.468293   to      5.535343         400,153
Hartford Total Return Bond HLS Fund --
 Class IA                                   221,145,735      1.298620   to     12.515210     345,865,726
Hartford Capital Appreciation HLS Fund
 -- Class IA                                    559,925      7.371198   to      7.401954       4,135,328
Hartford Dividend and Growth HLS Fund --
 Class IA                                   172,111,509      1.052246   to      2.788864     218,185,261
Hartford Fundamental Growth HLS Fund --
 Class IA                                     1,844,429      0.718433   to      0.774742       1,391,674
Hartford Global Advisers HLS Fund --
 Class IA                                     3,920,631      0.951331   to      1.560759       4,161,886
Hartford Global Equity HLS Fund -- Class
 IA                                              10,008      6.109152   to      6.173557          61,758
Hartford Global Growth HLS Fund -- Class
 IA                                           4,466,823      0.788413   to      6.624934       4,527,846
Hartford Disciplined Equity HLS Fund --
 Class IA                                   172,714,514      0.748164   to      7.766213     145,127,713
Hartford Growth HLS Fund -- Class IA          8,783,127      0.829923   to      0.910599       7,628,688

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY      UNIT FAIR          UNIT FAIR       CONTRACT
                                          PARTICIPANTS     VALUE #            VALUE #       LIABILITY
--------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund
 -- Class IA                                 30,428,600     $1.033217   to    $10.893724     $33,707,551
Hartford High Yield HLS Fund -- Class
 IA                                          19,363,843      0.987452   to      8.756855      20,098,006
Hartford Index HLS Fund -- Class IA           6,194,310      0.709350   to      3.481821       5,499,234
Hartford International Growth HLS Fund
 -- Class IA                                 19,915,054      0.804725   to      5.038597      16,831,881
Hartford International Small Company HLS
 Fund -- Class IA                             5,767,587      1.310931   to      5.719045       7,936,358
Hartford International Opportunities HLS
 Fund -- Class IA                            41,587,517      0.964157   to      6.911230      45,209,626
Hartford MidCap Growth HLS Fund -- Class
 IA                                             104,316      5.065890   to      5.147819         534,332
Hartford Money Market HLS Fund -- Class
 IA                                         135,833,317      1.035301   to      2.052162     175,953,399
Hartford SmallCap Value HLS Fund --
 Class IA                                       112,619      6.267578   to      6.368877         714,158
Hartford Small Company HLS Fund -- Class
 IA                                          14,338,200      0.896115   to      6.661263      16,938,473
Hartford SmallCap Growth HLS Fund --
 Class IA                                    14,436,429      0.800757   to      8.313641      12,394,334
Hartford Stock HLS Fund -- Class IA          14,798,643      0.624832   to      3.951794      11,598,688
Hartford U.S. Government Securities HLS
 Fund -- Class IA                           140,040,903      1.064651   to      1.168037     156,282,702
Hartford Value HLS Fund -- Class IA          29,086,064      0.892530   to      0.963202      27,321,664
Hartford Value Opportunities HLS Fund --
 Class IA                                    11,875,923      0.832316   to      9.699977      10,539,856
Hartford Equity Income HLS Fund -- Class
 IA                                           8,085,233      1.010645   to      1.090261       8,515,449
American Funds Global Small
 Capitalization HLS Fund -- Class IB                  8      5.051966   to      5.051966              39
Huntington VA Income Equity Fund              2,041,585      0.802388   to      8.888374       1,766,216
Huntington VA Dividend Capture Fund           2,658,975      1.004155   to     10.260704       3,259,703
Huntington VA Growth Fund                     2,113,513      0.599925   to      8.670735       1,541,294
Huntington VA Mid Corp America Fund           1,688,942      1.029451   to     11.015150       1,937,889
Huntington VA New Economy Fund                2,007,781      0.852010   to      9.262616       1,899,052
Huntington VA Rotating Markets Fund             692,518      0.889502   to     10.622530         698,196
Huntington VA International Equity Fund         196,742      9.247406   to      9.567867       1,863,060
Huntington VA Macro 100 Fund                  1,361,527      0.698715   to      0.729270         978,893
Huntington VA Mortgage Securities Fund          142,006     10.516739   to     10.881186       1,522,752
Huntington VA Situs Fund                      3,929,901      0.830834   to      0.867163       3,351,101
Lord Abbett All Value Portfolio -- Class
 VC                                             929,245      8.500104   to      9.055859       8,186,916
Lord Abbett America's Value Portfolio --
 Class VC                                       564,210      8.232069   to      8.770359       4,786,844
Lord Abbett Bond-Debenture Fund -- Class
 VC                                           3,242,549      8.784491   to      9.376827      29,506,051
Lord Abbett Growth and Income Portfolio
 -- Class VC                                 12,935,717      7.256097   to      7.745474      97,602,642
Lord Abbett Large-Cap Core Portfolio --
 Class VC                                       488,189      8.395121   to      8.935018       4,244,276
MFS(R) Core Equity Series -- Class INIT          91,275      0.730666   to      6.259637         276,694
MFS(R) Growth Series -- Class INIT               89,733      3.935804   to      6.328317         402,621
MFS(R) Investors Growth Stock Series --
 Class INIT                                      49,658      4.219743   to      5.799550         242,514
MFS(R) Investors Trust Series -- Class
 INIT                                           209,242      0.879327   to      7.092705         732,044
MFS(R) Total Return Series -- Class
 INIT                                           784,786      1.022140   to     11.403335       8,155,597
Van Kampen -- UIF Equity and Income
 Portfolio -- Class II                           10,508     11.090078   to     11.600634         119,196
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio -- Class I                           866,976      1.099033   to     12.929310       8,756,783
Van Kampen -- UIF Emerging Markets Debt
 Portfolio -- Class I                            42,377     15.301190   to     19.550493         729,769
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                     53,533      1.532453   to     13.572887         585,832
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class II                 1,447,151      5.705553   to      9.891401      13,869,315
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                     101,146      1.059525   to      8.933492         735,492
Van Kampen -- UIF Mid Cap Growth
 Portfolio -- Class II                          881,643      7.717449   to      8.222129       7,045,323
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class I                           217,350      0.908882   to     12.090853       2,274,152
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class II                          846,286      7.677937   to      8.180000       6,728,852
Morgan Stanley -- Focus Growth Portfolio
 -- Class X                                     307,098      0.639343   to     16.475352       4,276,748
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                     272,964      3.835145   to      4.077787       1,100,204

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY      UNIT FAIR          UNIT FAIR       CONTRACT
                                          PARTICIPANTS     VALUE #            VALUE #       LIABILITY
--------------------------------------------------------------------------------------------------------
Morgan Stanley -- Balanced Portfolio --
 Class X                                        636,216     $1.037274   to    $19.974276      $3,931,043
Morgan Stanley -- Balanced Portfolio --
 Class Y                                         87,539     10.544030   to     11.154780         966,308
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                           141,118      0.758844   to      7.190639         896,344
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                           312,859      2.531990   to      2.722889         840,487
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class X                            91,700      0.995874   to     20.825287       1,389,230
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class Y                            67,145      5.453858   to      5.865020         388,265
Morgan Stanley -- Flexible Income
 Portfolio -- Class X                           208,631      1.081452   to     11.473379       1,407,478
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y                            91,706      8.586317   to      9.233324         826,206
Morgan Stanley -- Dividend Growth
 Portfolio -- Class X                           689,517      0.767650   to     19.065295       8,763,437
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                           150,522      7.649395   to      8.133212       1,214,251
Morgan Stanley -- Global Equity
 Portfolio -- Class X                           266,285      0.911411   to     13.911141       2,926,713
Morgan Stanley -- Global Equity
 Portfolio -- Class Y                            55,071      6.242001   to      6.712507         363,178
Morgan Stanley -- Capital Growth
 Portfolio -- Class X                           286,553      0.697147   to     12.420900       1,000,666
Morgan Stanley -- Capital Growth
 Portfolio -- Class Y                           102,173      4.092333   to      4.400884         435,666
Morgan Stanley -- Money Market Portfolio
 -- Class X                                     723,625      1.083695   to     13.967757       4,814,775
Morgan Stanley -- Money Market Portfolio
 -- Class Y                                   1,036,001     10.165174   to     10.931102      11,035,184
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class X                           270,507      1.253489   to     24.999811       2,538,550
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class Y                            93,158      7.668504   to      8.014776         738,563
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio -- Class X                       481,171      0.890452   to     21.702271       4,742,097
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio -- Class Y                       394,125      8.893738   to      9.564133       3,673,129
Van Kampen -- UIF Small Company Growth
 Portfolio -- Class II                           34,209      7.779124   to      8.196631         271,482
Van Kampen -- UIF Global Franchise
 Portfolio -- Class II                           38,582     12.777273   to     13.585555         510,778
MTB Large Cap Growth Fund II                  1,112,129      0.692965   to      0.719731         790,865
MTB Large Cap Value Fund II                   2,449,848      0.770256   to      0.799992       1,934,984
MTB Managed Allocation Fund -- Moderate
 Growth II                                    3,134,670      0.819082   to      0.850690       2,640,868
MTB Managed Allocation Fund --
 Aggressive Growth II                            42,729      7.295864   to      7.508286         317,655
MTB Managed Allocation Fund --
 Conservative Growth II                          71,900      8.642691   to      8.894238         635,151
Oppenheimer MidCap Fund/VA -- Class SRV         296,017      5.637671   to      5.926277       1,727,670
Oppenheimer Capital Appreciation Fund/VA
 -- Class SRV                                 5,552,449      6.471717   to      6.908280      37,265,102
Oppenheimer Global Securities Fund/VA --
 Class SRV                                   16,011,909      5.999599   to      8.372758     130,521,392
Oppenheimer Main Street Fund(R)/VA --
 Class SRV                                      971,932      7.044732   to      7.519888       7,050,582
Oppenheimer Main Street Small Cap
 Fund(R)/VA -- Class SRV                      6,427,668      7.044132   to      7.519269      46,917,001
Putnam VT Diversified Income Fund --
 Class IB                                     2,173,915      9.350340   to     12.954271      25,333,192
Putnam VT Global Asset Allocation Fund
 -- Class IB                                    418,157      6.470360   to     25.458789       4,926,748
Putnam VT Growth and Income Fund --
 Class IB                                       233,140      6.669551   to     33.886310       3,858,362
Putnam VT International Growth and
 Income Fund -- Class IB                        121,691      5.122141   to      5.208302         630,173
Putnam VT International Equity Fund --
 Class IB                                     4,743,712      5.617009   to     14.834573      48,320,022
Putnam VT Investors Fund -- Class IB          4,496,525      4.048101   to      6.344414      25,062,625
Putnam VT New Value Fund -- Class IB            465,035      7.952811   to     11.537165       4,925,203
Putnam VT Small Cap Value Fund -- Class
 IB                                           2,415,024     11.385034   to     14.109315      31,768,067
Putnam VT The George Putnam Fund of
 Boston -- Class IB                             450,315      7.104520   to      8.242076       3,571,684
Putnam VT Vista Fund -- Class IB                142,217      3.106151   to      9.191769         665,387
Putnam VT Voyager Fund -- Class IB              117,917      3.410380   to     35.705565       1,128,937
Pioneer Fund VCT Portfolio -- Class II          458,022      0.765073   to      0.789105         352,543
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio -- Class II                          383,202      0.660850   to      0.688279         257,522
Van Kampen LIT Enterprise Portfolio --
 Class I                                         41,203      5.455176   to      5.575323         224,977
Van Kampen LIT Enterprise Portfolio --
 Class II                                        99,283      3.510529   to      3.775173         367,021
Van Kampen LIT Growth and Income
 Portfolio -- Class I                           215,354      0.980293   to     11.181872       1,025,596

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              UNITS        MINIMUM            MAXIMUM
                                            OWNED BY      UNIT FAIR          UNIT FAIR       CONTRACT
                                          PARTICIPANTS     VALUE #            VALUE #       LIABILITY
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income
 Portfolio -- Class II                        2,706,299    $10.728106   to    $11.612121     $30,911,893
Van Kampen LIT Comstock Portfolio --
 Class II                                     4,582,691      9.718718   to     10.472431      46,976,482
Van Kampen LIT Capital Growth Portfolio
 -- Class II                                     20,311      7.233687   to      7.691740         151,538
Van Kampen LIT Mid Cap Growth Portfolio
 -- Class II                                     18,694      7.019577   to      7.396327         135,297
Van Kampen LIT Government Portfolio --
 Class II                                        41,620     10.421719   to     10.928816         443,789
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                       3,215      0.810118   to      0.810118           2,604
Wells Fargo Advantage VT Large Company
 Growth Fund                                     10,114      0.650367   to      0.669469           6,671
Wells Fargo Advantage VT Money Market
 Fund                                            66,655      1.068593   to      1.068593          71,227
Wells Fargo Advantage VT Small Cap
 Growth Fund                                      6,269      0.868884   to      0.894400           5,541
RidgeWorth Variable Trust Large Cap
 Growth Stock Fund                                2,029      8.546285   to      8.546285          17,341
RidgeWorth Variable Trust Large Cap Core
 Equity Fund                                     82,368      1.055473   to      1.111143          89,164
RidgeWorth Variable Trust Mid-Cap Core
 Equity Fund                                     44,503      1.062348   to      1.095223          48,073
RidgeWorth Variable Trust Large Cap
 Value Equity Fund                            1,407,931      1.187517   to     12.014111       1,787,639
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                      445      8.672055   to      8.672055           3,856
American Funds Growth-Income Fund --
 Class 2                                            399      9.024019   to      9.024019           3,604
American Funds International Fund --
 Class 2                                            334      7.659076   to      7.659076           2,555
American Funds Global Small
 Capitalization Fund -- Class 2                   1,648      8.405794   to     11.655071          17,133
BB&T Mid Cap Growth VIF -- Class                 13,457      0.938656   to      0.938656          12,632
Fidelity VIP Contrafund(R) Portfolio --
 Class SRV2                                       3,399      8.223200   to      8.223200          27,952
Fidelity VIP Mid Cap Portfolio -- Class
 SRV2                                               304      8.339747   to      8.339747           2,538
Hartford Total Return Bond HLS Fund --
 Class IA                                        51,785      1.428229   to      2.972252          89,054
Hartford Dividend and Growth HLS Fund --
 Class IA                                        11,388      1.167585   to      2.705511          25,646
Hartford High Yield HLS Fund -- Class
 IA                                              34,997      1.027542   to      1.027542          35,961
Hartford Money Market HLS Fund -- Class
 IA                                             108,017      1.197239   to      1.197239         129,322
Hartford Equity Income HLS Fund -- Class
 IA                                              18,484      1.070808   to      1.070808          19,793
Lord Abbett Growth and Income Portfolio
 -- Class VC                                      4,395      7.627429   to      7.627429          33,519
Lord Abbett Large-Cap Core Portfolio --
 Class VC                                           442      8.804945   to      8.804945           3,896
MFS(R) Total Return Series -- Class
 INIT                                             1,301     11.403335   to     11.403335          14,832
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                      3,349     10.357754   to     13.572887          43,520
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class II                     1,154      9.573940   to      9.573940          11,052
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class I                               684      8.842952   to      8.842952           6,052
Morgan Stanley -- Focus Growth Portfolio
 -- Class X                                       1,661     16.475352   to     16.475352          27,362
Morgan Stanley -- Balanced Portfolio --
 Class X                                          3,752     19.974276   to     19.974276          74,940
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class X                             1,502      7.190639   to      7.190639          10,798
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class X                               530     20.825287   to     20.825287          11,042
Morgan Stanley -- Dividend Growth
 Portfolio -- Class X                             1,245     19.065295   to     19.065295          23,729
Morgan Stanley -- Global Equity
 Portfolio -- Class X                             2,769     13.911141   to     13.911141          38,521
Morgan Stanley -- Global Infrastructure
 Portfolio -- Class X                               916     24.999811   to     24.999811          22,903
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio -- Class X                         1,930     21.702271   to     21.702271          41,890
Oppenheimer Global Securities Fund/VA --
 Class SRV                                        3,423      8.245159   to      8.245159          28,222
Putnam VT Diversified Income Fund --
 Class IB                                           283     12.691211   to     12.691211           3,595
Putnam VT Voyager Fund -- Class IB                  309     34.688588   to     34.688588          10,720
Van Kampen LIT Growth and Income
 Portfolio -- Class I                               379     11.051101   to     11.051101           4,189

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,463,346                    $3,380
                                     --------------             -------------
EXPENSE:
 Administrative charges                     (91,313)                   (4,387)
 Mortality and expense risk
  charges                                  (574,290)                  (30,487)
                                     --------------             -------------
  Total Expenses                           (665,603)                  (34,874)
                                     --------------             -------------
  Net investment income (loss)              797,743                   (31,494)
                                     --------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (447,555)                 (244,199)
 Net realized gain on
  distributions                           1,113,577                   216,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,276,075)               (1,471,780)
                                     --------------             -------------
  Net gain (loss) on
   investments                          (17,610,053)               (1,499,849)
                                     --------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(16,812,310)              $(1,531,343)
                                     ==============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                INTERNATIONAL            SMALL/MID CAP       ALLIANCEBERNSTEIN VPS        INTERNATIONAL
                               VALUE PORTFOLIO          VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,135,462                $65,994                $1,271,165                   $ --
                                --------------           ------------            --------------           ------------
EXPENSE:
 Administrative charges               (257,403)               (29,662)                 (120,464)                    --
 Mortality and expense
  risk charges                      (1,708,664)              (198,481)                 (797,505)               (38,086)
                                --------------           ------------            --------------           ------------
  Total Expenses                    (1,966,067)              (228,143)                 (917,969)               (38,086)
                                --------------           ------------            --------------           ------------
  Net investment income
   (loss)                             (830,605)              (162,149)                  353,196                (38,086)
                                --------------           ------------            --------------           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,299,497)              (459,340)                 (816,326)              (118,845)
 Net realized gain on
  distributions                      8,123,416              1,554,295                 3,240,945                 41,529
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             (98,682,908)            (7,314,428)              (34,579,478)            (1,898,747)
                                --------------           ------------            --------------           ------------
  Net gain (loss) on
   investments                     (91,858,989)            (6,219,473)              (32,154,859)            (1,976,063)
                                --------------           ------------            --------------           ------------
  Net increase (decrease)
   in net assets resulting
   from operations                $(92,689,594)           $(6,381,622)             $(31,801,663)           $(2,014,149)
                                ==============           ============            ==============           ============

                                  AIM V.I.           AMERICAN FUNDS
                               INTERNATIONAL             GLOBAL             AMERICAN FUNDS
                                GROWTH FUND           GROWTH FUND            GROWTH FUND
                             SUB-ACCOUNT (A)(B)       SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $ --                  $61,381                $194,690
                                   ------             ------------          --------------
EXPENSE:
 Administrative charges                --                   (4,942)                (36,147)
 Mortality and expense
  risk charges                         (3)                 (56,965)               (431,260)
                                   ------             ------------          --------------
  Total Expenses                       (3)                 (61,907)               (467,407)
                                   ------             ------------          --------------
  Net investment income
   (loss)                              (3)                    (526)               (272,717)
                                   ------             ------------          --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (316)                 (59,842)               (325,667)
 Net realized gain on
  distributions                        --                  294,399               3,025,803
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 --               (1,932,637)            (16,677,293)
                                   ------             ------------          --------------
  Net gain (loss) on
   investments                       (316)              (1,698,080)            (13,977,157)
                                   ------             ------------          --------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $(319)             $(1,698,606)           $(14,249,874)
                                   ======             ============          ==============

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS           AMERICAN FUNDS
                                   GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $305,811                 $213,695
                                     --------------            -------------
EXPENSE:
 Administrative charges                     (26,689)                 (18,068)
 Mortality and expense risk
  charges                                  (319,308)                (194,060)
                                     --------------            -------------
  Total Expenses                           (345,997)                (212,128)
                                     --------------            -------------
  Net investment income (loss)              (40,186)                   1,567
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      64,667                 (398,554)
 Net realized gain on
  distributions                           1,290,432                1,755,062
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,113,029)              (8,109,369)
                                     --------------            -------------
  Net gain (loss) on
   investments                           (8,757,930)              (6,752,861)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(8,798,116)             $(6,751,294)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           BB&T                    BB&T
                                    GLOBAL SMALL           MID CAP             CAPITAL MANAGER              BB&T
                                 CAPITALIZATION FUND     GROWTH VIF              EQUITY VIF             LARGE CAP VIF
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $ --                $15,627                  $58,025
                                    -------------       -------------            -----------            -------------
EXPENSE:
 Administrative charges                    (5,158)             (5,474)                (2,332)                  (7,169)
 Mortality and expense risk
  charges                                 (58,220)            (34,274)               (13,797)                 (42,590)
                                    -------------       -------------            -----------            -------------
  Total Expenses                          (63,378)            (39,748)               (16,129)                 (49,759)
                                    -------------       -------------            -----------            -------------
  Net investment income
   (loss)                                 (63,378)            (39,748)                  (502)                   8,266
                                    -------------       -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (406,239)           (130,292)              (114,894)                (106,203)
 Net realized gain on
  distributions                           514,822             568,344                276,349                  840,875
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,601,991)         (2,266,722)              (729,801)              (2,427,673)
                                    -------------       -------------            -----------            -------------
  Net gain (loss) on
   investments                         (2,493,408)         (1,828,670)              (568,346)              (1,693,001)
                                    -------------       -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,556,786)        $(1,868,418)             $(568,848)             $(1,684,735)
                                    =============       =============            ===========            =============

                                        BB&T
                                       SPECIAL                  BB&T              EVERGREEN VA
                                    OPPORTUNITIES           TOTAL RETURN       DIVERSIFIED CAPITAL
                                     EQUITY VIF               BOND VIF            BUILDER FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $16,557              $220,881                   $ --
                                    -------------            ----------            -----------
EXPENSE:
 Administrative charges                   (26,431)              (10,743)                  (982)
 Mortality and expense risk
  charges                                (160,236)              (66,660)                (6,858)
                                    -------------            ----------            -----------
  Total Expenses                         (186,667)              (77,403)                (7,840)
                                    -------------            ----------            -----------
  Net investment income
   (loss)                                (170,110)              143,478                 (7,840)
                                    -------------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (414,067)              (15,739)                (7,119)
 Net realized gain on
  distributions                           455,397                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,152,643)              (38,039)              (247,884)
                                    -------------            ----------            -----------
  Net gain (loss) on
   investments                         (5,111,313)              (53,778)              (255,003)
                                    -------------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,281,423)              $89,700              $(262,843)
                                    =============            ==========            ===========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              EVERGREEN VA
                                     EVERGREEN VA             INTERNATIONAL
                                      GROWTH FUND              EQUITY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,242                     $ --
                                     -------------            -------------
EXPENSE:
 Administrative charges                     (8,501)                  (4,234)
 Mortality and expense risk
  charges                                  (61,155)                 (30,343)
                                     -------------            -------------
  Total Expenses                           (69,656)                 (34,577)
                                     -------------            -------------
  Net investment income (loss)             (68,414)                 (34,577)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (181,851)                 (55,229)
 Net realized gain on
  distributions                                 --                   53,506
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,959,158)              (1,141,194)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (2,141,009)              (1,142,917)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,209,423)             $(1,177,494)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         EVERGREEN VA           EVERGREEN VA       FIDELITY VIP
                                  EVERGREEN VA              SPECIAL              FUNDAMENTAL      EQUITY-INCOME
                                   OMEGA FUND             VALUES FUND          LARGE CAP FUND       PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $116,971               $2,469           $1,595,523
                                    ---------            -------------            ---------       --------------
EXPENSE:
 Administrative charges                  (121)                 (20,840)                (375)            (132,266)
 Mortality and expense risk
  charges                                (945)                (151,788)              (2,928)            (881,714)
                                    ---------            -------------            ---------       --------------
  Total Expenses                       (1,066)                (172,628)              (3,303)          (1,013,980)
                                    ---------            -------------            ---------       --------------
  Net investment income
   (loss)                              (1,066)                 (55,657)                (834)             581,543
                                    ---------            -------------            ---------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (12,660)                (417,315)              (8,415)            (705,428)
 Net realized gain on
  distributions                            --                       --                   --               65,193
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (13,896)              (3,221,407)             (62,044)         (36,196,072)
                                    ---------            -------------            ---------       --------------
  Net gain (loss) on
   investments                        (26,556)              (3,638,722)             (70,459)         (36,836,307)
                                    ---------            -------------            ---------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,622)             $(3,694,379)            $(71,293)        $(36,254,764)
                                    =========            =============            =========       ==============

                                FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                   GROWTH            CONTRAFUND(R)           MID CAP
                                 PORTFOLIO             PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $133,669            $2,853,090             $201,250
                               --------------       ---------------       --------------
EXPENSE:
 Administrative charges               (42,160)             (699,944)            (168,392)
 Mortality and expense risk
  charges                            (268,833)           (4,420,737)          (1,130,561)
                               --------------       ---------------       --------------
  Total Expenses                     (310,993)           (5,120,681)          (1,298,953)
                               --------------       ---------------       --------------
  Net investment income
   (loss)                            (177,324)           (2,267,591)          (1,097,703)
                               --------------       ---------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (304,126)           (4,091,061)          (1,606,729)
 Net realized gain on
  distributions                            --             9,799,660           13,841,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (12,325,194)         (194,713,897)         (52,287,171)
                               --------------       ---------------       --------------
  Net gain (loss) on
   investments                    (12,629,320)         (189,005,298)         (40,052,153)
                               --------------       ---------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(12,806,644)        $(191,272,889)        $(41,149,856)
                               ==============       ===============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             FIDELITY VIP
                                     FIDELITY VIP           DYNAMIC CAPITAL
                                   VALUE STRATEGIES          APPRECIATION
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $30,541                 $1,523
                                     -------------            -----------
EXPENSE:
 Administrative charges                    (10,097)                    --
 Mortality and expense risk
  charges                                  (64,499)                (2,636)
                                     -------------            -----------
  Total Expenses                           (74,596)                (2,636)
                                     -------------            -----------
  Net investment income (loss)             (44,055)                (1,113)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (459,828)               (13,478)
 Net realized gain on
  distributions                          1,017,296                    325
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,002,134)              (106,033)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (3,444,666)              (119,186)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(3,488,721)             $(120,299)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN            FRANKLIN             FRANKLIN
                                  SMALL-MID CAP          SMALL CAP           STRATEGIC
                                      GROWTH               VALUE               INCOME            MUTUAL SHARES
                                 SECURITIES FUND      SECURITIES FUND     SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $3                $993,175              $318,576
                                   ------------           ------            ------------          ------------
EXPENSE:
 Administrative charges                  (4,156)              --                 (18,423)              (14,512)
 Mortality and expense risk
  charges                               (49,174)              (2)               (195,762)             (174,332)
                                   ------------           ------            ------------          ------------
  Total Expenses                        (53,330)              (2)               (214,185)             (188,844)
                                   ------------           ------            ------------          ------------
  Net investment income
   (loss)                               (53,330)               1                 778,990               129,732
                                   ------------           ------            ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (64,301)            (189)               (738,082)               36,379
 Net realized gain on
  distributions                         382,240               16                  34,386               453,117
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,872,418)             (18)             (1,508,573)           (5,535,032)
                                   ------------           ------            ------------          ------------
  Net gain (loss) on
   investments                       (1,554,479)            (191)             (2,212,269)           (5,045,536)
                                   ------------           ------            ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,607,809)           $(190)            $(1,433,279)          $(4,915,804)
                                   ============           ======            ============          ============

                                    TEMPLETON
                                    DEVELOPING             TEMPLETON           TEMPLETON
                                     MARKETS                GROWTH           GLOBAL INCOME
                                 SECURITIES FUND        SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (B)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $64,418                $53,215            $ --
                                   ------------          -------------           -----
EXPENSE:
 Administrative charges                  (2,969)                (3,953)             --
 Mortality and expense risk
  charges                               (34,763)               (48,674)            (13)
                                   ------------          -------------           -----
  Total Expenses                        (37,732)               (52,627)            (13)
                                   ------------          -------------           -----
  Net investment income
   (loss)                                26,686                    588             (13)
                                   ------------          -------------           -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,738)              (171,157)             --
 Net realized gain on
  distributions                         427,342                209,698              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,966,055)            (1,657,482)             92
                                   ------------          -------------           -----
  Net gain (loss) on
   investments                       (1,542,451)            (1,618,941)             92
                                   ------------          -------------           -----
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,515,765)           $(1,618,353)            $79
                                   ============          =============           =====

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                          HARTFORD
                                  HARTFORD                LARGECAP
                                  ADVISERS                 GROWTH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $748,539                 $3,996
                                -------------            -----------
EXPENSE:
 Administrative charges               (49,529)                    --
 Mortality and expense risk
  charges                            (328,649)                (3,772)
                                -------------            -----------
  Total Expenses                     (378,178)                (3,772)
                                -------------            -----------
  Net investment income (loss)        370,361                    224
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (640,889)                (1,688)
 Net realized gain on
  distributions                       157,813                 45,023
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (9,323,622)              (225,089)
                                -------------            -----------
  Net gain (loss) on
   investments                     (9,806,698)              (181,754)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(9,436,337)             $(181,530)
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                HARTFORD           HARTFORD             HARTFORD
                                   TOTAL                  CAPITAL            DIVIDEND            FUNDAMENTAL
                                RETURN BOND             APPRECIATION        AND GROWTH             GROWTH
                                  HLS FUND                HLS FUND           HLS FUND             HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (B)       SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $25,256,436               $84,907            $6,519,971              $6,238
                               --------------            ----------       ---------------       -------------
EXPENSE:
 Administrative charges              (774,516)                   --              (565,402)             (4,001)
 Mortality and expense risk
  charges                          (4,956,137)               (5,164)           (3,556,146)            (25,236)
                               --------------            ----------       ---------------       -------------
  Total Expenses                   (5,730,653)               (5,164)           (4,121,548)            (29,237)
                               --------------            ----------       ---------------       -------------
  Net investment income
   (loss)                          19,525,783                79,743             2,398,423             (22,999)
                               --------------            ----------       ---------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (2,500,667)                 (672)           (3,999,254)           (318,888)
 Net realized gain on
  distributions                            --                    58             6,150,754             278,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (53,758,434)               82,287          (116,474,178)         (1,101,509)
                               --------------            ----------       ---------------       -------------
  Net gain (loss) on
   investments                    (56,259,101)               81,673          (114,322,678)         (1,141,405)
                               --------------            ----------       ---------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(36,733,318)             $161,416         $(111,924,255)        $(1,164,404)
                               ==============            ==========       ===============       =============

                                      HARTFORD
                                       GLOBAL                HARTFORD               HARTFORD
                                      ADVISERS             GLOBAL EQUITY          GLOBAL GROWTH
                                      HLS FUND               HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $251,506                 $570                  $51,463
                                    -------------            ---------            -------------
EXPENSE:
 Administrative charges                   (10,573)                  --                  (15,070)
 Mortality and expense risk
  charges                                 (72,048)                (314)                 (99,023)
                                    -------------            ---------            -------------
  Total Expenses                          (82,621)                (314)                (114,093)
                                    -------------            ---------            -------------
  Net investment income
   (loss)                                 168,885                  256                  (62,630)
                                    -------------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (154,007)              (4,137)                (560,706)
 Net realized gain on
  distributions                            96,066                   --                  330,709
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,245,101)             (19,007)              (5,049,729)
                                    -------------            ---------            -------------
  Net gain (loss) on
   investments                         (2,303,042)             (23,144)              (5,279,726)
                                    -------------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,134,157)            $(22,888)             $(5,342,356)
                                    =============            =========            =============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                  DISCIPLINED           HARTFORD
                                    EQUITY               GROWTH
                                   HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,356,977             $28,226
                                ---------------       -------------
EXPENSE:
 Administrative charges                (412,349)            (21,595)
 Mortality and expense risk
  charges                            (2,758,549)           (144,168)
                                ---------------       -------------
  Total Expenses                     (3,170,898)           (165,763)
                                ---------------       -------------
  Net investment income (loss)         (813,921)           (137,537)
                                ---------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (4,067,581)           (339,495)
 Net realized gain on
  distributions                      20,479,090             390,807
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (111,301,653)         (5,656,898)
                                ---------------       -------------
  Net gain (loss) on
   investments                      (94,890,144)         (5,605,586)
                                ---------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(95,704,065)        $(5,743,123)
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                     HARTFORD
                                   GROWTH             HARTFORD            HARTFORD          INTERNATIONAL
                               OPPORTUNITIES         HIGH YIELD             INDEX               GROWTH
                                  HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $199,698          $2,532,924            $163,991             $299,570
                               --------------       -------------       -------------       --------------
EXPENSE:
 Administrative charges               (95,860)            (50,754)            (15,058)             (59,316)
 Mortality and expense risk
  charges                            (650,257)           (337,184)            (95,549)            (403,719)
                               --------------       -------------       -------------       --------------
  Total Expenses                     (746,117)           (387,938)           (110,607)            (463,035)
                               --------------       -------------       -------------       --------------
  Net investment income
   (loss)                            (546,419)          2,144,986              53,384             (163,465)
                               --------------       -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (919,163)           (281,209)           (268,787)          (1,533,402)
 Net realized gain on
  distributions                     2,044,644                  --             185,297            1,642,967
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (29,507,845)         (9,073,725)         (3,493,904)         (23,434,851)
                               --------------       -------------       -------------       --------------
  Net gain (loss) on
   investments                    (28,382,364)         (9,354,934)         (3,577,394)         (23,325,286)
                               --------------       -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(28,928,783)        $(7,209,948)        $(3,524,010)        $(23,488,751)
                               ==============       =============       =============       ==============

                                           HARTFORD             HARTFORD                HARTFORD
                                         INTERNATIONAL       INTERNATIONAL               MIDCAP
                                         SMALL COMPANY       OPPORTUNITIES               GROWTH
                                           HLS FUND             HLS FUND                HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $147,162           $1,458,870                 $2,496
                                         -------------       --------------            -----------
EXPENSE:
 Administrative charges                        (23,641)            (124,326)                    --
 Mortality and expense risk
  charges                                     (158,770)            (820,530)                (7,491)
                                         -------------       --------------            -----------
  Total Expenses                              (182,411)            (944,856)                (7,491)
                                         -------------       --------------            -----------
  Net investment income
   (loss)                                      (35,249)             514,014                 (4,995)
                                         -------------       --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       (625,037)            (866,727)               (45,635)
 Net realized gain on
  distributions                                374,216            2,701,383                  4,831
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (6,374,560)         (36,463,263)              (319,611)
                                         -------------       --------------            -----------
  Net gain (loss) on
   investments                              (6,625,381)         (34,628,607)              (360,415)
                                         -------------       --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                              $(6,660,630)        $(34,114,593)             $(365,410)
                                         =============       ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     MONEY MARKET           SMALLCAP VALUE
                                       HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,318,197                $11,014
                                     -------------            -----------
EXPENSE:
 Administrative charges                   (247,359)                    --
 Mortality and expense risk
  charges                               (1,607,884)                (5,352)
                                     -------------            -----------
  Total Expenses                        (1,855,243)                (5,352)
                                     -------------            -----------
  Net investment income (loss)             462,954                  5,662
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --                (16,824)
 Net realized gain on
  distributions                                 --                  3,165
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (112,098)
                                     -------------            -----------
  Net gain (loss) on
   investments                                  --               (125,757)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $462,954              $(120,095)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              HARTFORD
                                       HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH          STOCK                  SECURITIES
                                       HLS FUND                 HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $24,768                  $78,648            $354,498               $13,702,515
                                    --------------            -------------       -------------            --------------
EXPENSE:
 Administrative charges                         --                  (36,019)            (34,699)                 (341,728)
 Mortality and expense risk
  charges                                 (296,003)                (244,028)           (235,115)               (2,250,439)
                                    --------------            -------------       -------------            --------------
  Total Expenses                          (296,003)                (280,047)           (269,814)               (2,592,167)
                                    --------------            -------------       -------------            --------------
  Net investment income
   (loss)                                 (271,235)                (201,399)             84,684                11,110,348
                                    --------------            -------------       -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (149,069)                (696,622)           (533,871)               (1,287,990)
 Net realized gain on
  distributions                             75,786                  139,065             109,349                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,198,474)              (7,388,202)         (9,118,960)              (13,728,275)
                                    --------------            -------------       -------------            --------------
  Net gain (loss) on
   investments                         (10,271,757)              (7,945,759)         (9,543,482)              (15,016,265)
                                    --------------            -------------       -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(10,542,992)             $(8,147,158)        $(9,458,798)              $(3,905,917)
                                    ==============            =============       =============            ==============

                                                          HARTFORD           HARTFORD
                                  HARTFORD                  VALUE             EQUITY
                                   VALUE                OPPORTUNITIES         INCOME
                                  HLS FUND                HLS FUND           HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $675,005                $305,797           $341,242
                               --------------           -------------      -------------
EXPENSE:
 Administrative charges               (65,213)                (29,921)           (20,668)
 Mortality and expense risk
  charges                            (420,963)               (213,544)          (130,683)
                               --------------           -------------      -------------
  Total Expenses                     (486,176)               (243,465)          (151,351)
                               --------------           -------------      -------------
  Net investment income
   (loss)                             188,829                  62,332            189,891
                               --------------           -------------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (462,251)               (570,783)          (261,194)
 Net realized gain on
  distributions                     2,263,310                 104,675            678,391
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (16,099,390)             (7,581,910)        (4,198,056)
                               --------------           -------------      -------------
  Net gain (loss) on
   investments                    (14,298,331)             (8,048,018)        (3,780,859)
                               --------------           -------------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(14,109,502)            $(7,985,686)       $(3,590,968)
                               ==============           =============      =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL SMALL
                                         BOND             CAPITALIZATION
                                       HLS FUND              HLS FUND
                                  SUB-ACCOUNT (A)(E)      SUB-ACCOUNT (E)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --
                                        ------                 -----
EXPENSE:
 Administrative charges                     --                    --
 Mortality and expense risk
  charges                                   (9)                   --
                                        ------                 -----
  Total Expenses                            (9)                   --
                                        ------                 -----
  Net investment income (loss)              (9)                   --
                                        ------                 -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (283)                   --
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                   (32)
                                        ------                 -----
  Net gain (loss) on
   investments                            (283)                  (32)
                                        ------                 -----
  Net increase (decrease) in
   net assets resulting from
   operations                            $(292)                 $(32)
                                        ======                 =====

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS        AMERICAN FUNDS         HUNTINGTON VA          HUNTINGTON VA
                                      GROWTH            INTERNATIONAL             INCOME                DIVIDEND
                                     HLS FUND              HLS FUND             EQUITY FUND           CAPTURE FUND
                                SUB-ACCOUNT (A)(E)    SUB-ACCOUNT (A)(E)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                  $ --                  $140,632               $471,581
                                      ------                ------             -------------          -------------
EXPENSE:
 Administrative charges                   --                    --                    (4,658)                (8,832)
 Mortality and expense risk
  charges                                 (5)                   (3)                  (28,827)               (60,735)
                                      ------                ------             -------------          -------------
  Total Expenses                          (5)                   (3)                  (33,485)               (69,567)
                                      ------                ------             -------------          -------------
  Net investment income
   (loss)                                 (5)                   (3)                  107,147                402,014
                                      ------                ------             -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (620)                 (409)                  (21,600)              (124,430)
 Net realized gain on
  distributions                           --                    --                   165,684                245,904
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --                    --                (1,371,094)            (1,951,157)
                                      ------                ------             -------------          -------------
  Net gain (loss) on
   investments                          (620)                 (409)               (1,227,010)            (1,829,683)
                                      ------                ------             -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(625)                $(412)              $(1,119,863)           $(1,427,669)
                                      ======                ======             =============          =============

                                                          HUNTINGTON VA          HUNTINGTON VA
                                   HUNTINGTON VA            MID CORP                  NEW
                                    GROWTH FUND           AMERICA FUND           ECONOMY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $22,391                $33,530                $24,275
                                   -------------          -------------          -------------
EXPENSE:
 Administrative charges                   (3,711)                (5,490)                (6,005)
 Mortality and expense risk
  charges                                (22,769)               (34,268)               (36,018)
                                   -------------          -------------          -------------
  Total Expenses                         (26,480)               (39,758)               (42,023)
                                   -------------          -------------          -------------
  Net investment income
   (loss)                                 (4,089)                (6,228)               (17,748)
                                   -------------          -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (22,247)               (35,067)               (25,506)
 Net realized gain on
  distributions                          178,432                133,236                413,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,017,189)            (1,322,392)            (2,422,705)
                                   -------------          -------------          -------------
  Net gain (loss) on
   investments                          (861,004)            (1,224,223)            (2,035,079)
                                   -------------          -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(865,093)           $(1,230,451)           $(2,052,827)
                                   =============          =============          =============

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                      ROTATING              INTERNATIONAL
                                    MARKETS FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $27,384                  $72,915
                                     -----------            -------------
EXPENSE:
 Administrative charges                   (2,094)                      --
 Mortality and expense risk
  charges                                (13,341)                 (37,948)
                                     -----------            -------------
  Total Expenses                         (15,435)                 (37,948)
                                     -----------            -------------
  Net investment income (loss)            11,949                   34,967
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (35,687)                 (79,090)
 Net realized gain on
  distributions                           89,231                   64,048
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (611,103)              (1,369,280)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (557,559)              (1,384,322)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(545,610)             $(1,349,355)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HUNTINGTON VA                                LORD ABBETT
                                   HUNTINGTON VA            MORTGAGE             HUNTINGTON VA         ALL VALUE
                                  MACRO 100 FUND        SECURITIES FUND           SITUS FUND           PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT (F)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $23,223              $117,024                  $10,884             $55,008
                                    -----------            ----------            -------------       -------------
EXPENSE:
 Administrative charges                  (2,846)                   --                   (9,524)            (18,658)
 Mortality and expense risk
  charges                               (18,037)              (21,862)                 (63,467)           (118,278)
                                    -----------            ----------            -------------       -------------
  Total Expenses                        (20,883)              (21,862)                 (72,991)           (136,936)
                                    -----------            ----------            -------------       -------------
  Net investment income
   (loss)                                 2,340                95,162                  (62,107)            (81,928)
                                    -----------            ----------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (100,955)                 (282)                 (72,551)           (198,908)
 Net realized gain on
  distributions                              --                 2,200                   85,674              63,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (489,192)              (89,837)              (2,364,243)         (3,092,013)
                                    -----------            ----------            -------------       -------------
  Net gain (loss) on
   investments                         (590,147)              (87,919)              (2,351,120)         (3,227,918)
                                    -----------            ----------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(587,807)               $7,243              $(2,413,227)        $(3,309,846)
                                    ===========            ==========            =============       =============

                                                                                  LORD ABBETT
                                     LORD ABBETT              LORD ABBETT          GROWTH AND
                                   AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                      PORTFOLIO                  FUND              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $236,788               $2,241,377           $1,994,874
                                    -------------            -------------       --------------
EXPENSE:
 Administrative charges                   (12,069)                 (68,215)            (261,683)
 Mortality and expense risk
  charges                                 (83,851)                (458,096)          (1,620,875)
                                    -------------            -------------       --------------
  Total Expenses                          (95,920)                (526,311)          (1,882,558)
                                    -------------            -------------       --------------
  Net investment income
   (loss)                                 140,868                1,715,066              112,316
                                    -------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (242,090)                (373,394)          (3,162,637)
 Net realized gain on
  distributions                           142,117                   85,143              467,015
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,005,203)              (8,426,987)         (57,419,543)
                                    -------------            -------------       --------------
  Net gain (loss) on
   investments                         (2,105,176)              (8,715,238)         (60,115,165)
                                    -------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,964,308)             $(7,000,172)        $(60,002,849)
                                    =============            =============       ==============

(f) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                   LARGE-CAP CORE           MFS(R) CORE
                                      PORTFOLIO            EQUITY SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $49,568                 $4,007
                                     -----------            -----------
EXPENSE:
 Administrative charges                  (10,321)                  (735)
 Mortality and expense risk
  charges                                (65,986)                (6,908)
                                     -----------            -----------
  Total Expenses                         (76,307)                (7,643)
                                     -----------            -----------
  Net investment income (loss)           (26,739)                (3,636)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (181,723)               (66,833)
 Net realized gain on
  distributions                           31,927                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,752,087)              (173,725)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (1,901,883)              (240,558)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,928,622)             $(244,194)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        MFS(R) INVESTORS
                                   MFS(R) GROWTH             GROWTH            MFS(R) INVESTORS          MFS(R) TOTAL
                                      SERIES              STOCK SERIES           TRUST SERIES            RETURN SERIES
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,501                 $2,006                 $9,007                 $336,944
                                    -----------            -----------            -----------            -------------
EXPENSE:
 Administrative charges                    (822)                  (549)                (1,387)                 (14,012)
 Mortality and expense risk
  charges                                (9,399)                (5,482)               (16,589)                (174,573)
                                    -----------            -----------            -----------            -------------
  Total Expenses                        (10,221)                (6,031)               (17,976)                (188,585)
                                    -----------            -----------            -----------            -------------
  Net investment income
   (loss)                                (8,720)                (4,025)                (8,969)                 148,359
                                    -----------            -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,613)               (47,511)                27,155                 (100,805)
 Net realized gain on
  distributions                              --                 16,393                 74,367                  667,380
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (251,356)              (173,486)              (494,882)              (3,488,075)
                                    -----------            -----------            -----------            -------------
  Net gain (loss) on
   investments                         (255,969)              (204,604)              (393,360)              (2,921,500)
                                    -----------            -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(264,689)             $(208,629)             $(402,329)             $(2,773,141)
                                    ===========            ===========            ===========            =============

                                                       VAN KAMPEN --          VAN KAMPEN --
                                                      UIF EQUITY AND          UIF CORE PLUS
                                  MFS(R) VALUE            INCOME              FIXED INCOME
                                     SERIES              PORTFOLIO              PORTFOLIO
                               SUB-ACCOUNT (A)(B)       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                 $4,946                 $459,567
                                     ------              ---------            -------------
EXPENSE:
 Administrative charges                  --                   (240)                 (13,242)
 Mortality and expense risk
  charges                                (5)                (3,246)                (152,758)
                                     ------              ---------            -------------
  Total Expenses                         (5)                (3,486)                (166,000)
                                     ------              ---------            -------------
  Net investment income
   (loss)                                (5)                 1,460                  293,567
                                     ------              ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (440)               (12,506)                (157,219)
 Net realized gain on
  distributions                          --                  6,657                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            --                (43,617)              (1,383,620)
                                     ------              ---------            -------------
  Net gain (loss) on
   investments                         (440)               (49,466)              (1,540,839)
                                     ------              ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(445)              $(48,006)             $(1,247,272)
                                     ======              =========            =============

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

(g)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                    UIF EMERGING             UIF EMERGING
                                    MARKETS DEBT            MARKETS EQUITY
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $68,999                      $ --
                                     -----------            --------------
EXPENSE:
 Administrative charges                   (1,363)                  (53,165)
 Mortality and expense risk
  charges                                (14,857)                 (369,684)
                                     -----------            --------------
  Total Expenses                         (16,220)                 (422,849)
                                     -----------            --------------
  Net investment income (loss)            52,779                  (422,849)
                                     -----------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (22,152)               (1,692,024)
 Net realized gain on
  distributions                           39,825                 8,360,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (226,941)              (27,327,001)
                                     -----------            --------------
  Net gain (loss) on
   investments                          (209,268)              (20,658,989)
                                     -----------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(156,489)             $(21,081,838)
                                     ===========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           VAN KAMPEN --            VAN KAMPEN --
                                   VAN KAMPEN --            UIF MID CAP                UIF U.S.             MORGAN STANLEY --
                                  UIF HIGH YIELD              GROWTH                MID CAP VALUE             FOCUS GROWTH
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $95,665                  $79,837                  $105,267                  $36,022
                                    -----------            -------------            --------------            -------------
EXPENSE:
 Administrative charges                  (1,770)                 (22,089)                  (24,417)                 (15,777)
 Mortality and expense risk
  charges                               (19,681)                (142,324)                 (182,713)                (136,692)
                                    -----------            -------------            --------------            -------------
  Total Expenses                        (21,451)                (164,413)                 (207,130)                (152,469)
                                    -----------            -------------            --------------            -------------
  Net investment income
   (loss)                                74,214                  (84,576)                 (101,863)                (116,447)
                                    -----------            -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (126,531)                (345,200)                 (218,778)                 (85,476)
 Net realized gain on
  distributions                              --                3,044,352                 4,233,825                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (211,756)              (9,173,112)              (10,764,994)              (6,495,585)
                                    -----------            -------------            --------------            -------------
  Net gain (loss) on
   investments                         (338,287)              (6,473,960)               (6,749,947)              (6,581,061)
                                    -----------            -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(264,073)             $(6,558,536)              $(6,851,810)             $(6,697,508)
                                    ===========            =============            ==============            =============

                                                           MORGAN STANLEY --        MORGAN STANLEY --
                                  MORGAN STANLEY --             CAPITAL                  MID CAP
                                      BALANCED               OPPORTUNITIES               GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (H)            SUB-ACCOUNT            SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $54,656                     $ --                  $21,375
                                    -------------            -------------            -------------
EXPENSE:
 Administrative charges                   (10,012)                  (5,115)                  (4,697)
 Mortality and expense risk
  charges                                 (85,707)                 (48,390)                 (41,186)
                                    -------------            -------------            -------------
  Total Expenses                          (95,719)                 (53,505)                 (45,883)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                 (41,063)                 (53,505)                 (24,508)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (136,030)                (141,079)                 213,697
 Net realized gain on
  distributions                           842,604                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,435,541)              (1,885,005)              (2,088,923)
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         (1,728,967)              (2,026,084)              (1,875,226)
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,770,030)             $(2,079,589)             $(1,899,734)
                                    =============            =============            =============

(h) Formerly Balanced Growth. Change effective March 8, 2008.

(i)  Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                          MORGAN STANLEY --
                                  MORGAN STANLEY --           DIVIDEND
                                   FLEXIBLE INCOME             GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $75,853                  $64,675
                                     -----------            -------------
EXPENSE:
 Administrative charges                   (4,828)                 (22,280)
 Mortality and expense risk
  charges                                (45,277)                (189,338)
                                     -----------            -------------
  Total Expenses                         (50,105)                (211,618)
                                     -----------            -------------
  Net investment income (loss)            25,748                 (146,943)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (449,277)                 (13,336)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (383,317)              (6,480,507)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (832,594)              (6,493,843)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(806,846)             $(6,640,786)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY --                               MORGAN STANLEY --
                                  MORGAN STANLEY --             CAPITAL            MORGAN STANLEY --            GLOBAL
                                    GLOBAL EQUITY               GROWTH               MONEY MARKET           INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (J)           SUB-ACCOUNT           SUB-ACCOUNT (K)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $51,448                   $6,518               $222,221                  $27,780
                                    -------------            -------------            -----------            -------------
EXPENSE:
 Administrative charges                    (8,059)                  (3,700)               (15,747)                  (7,105)
 Mortality and expense risk
  charges                                 (69,157)                 (37,142)              (173,808)                 (61,243)
                                    -------------            -------------            -----------            -------------
  Total Expenses                          (77,216)                 (40,842)              (189,555)                 (68,348)
                                    -------------            -------------            -----------            -------------
  Net investment income
   (loss)                                 (25,768)                 (34,324)                32,666                  (40,568)
                                    -------------            -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    24,666                   42,834                     --                  163,380
 Net realized gain on
  distributions                           348,273                       --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,603,187)              (1,661,352)                    --               (2,006,862)
                                    -------------            -------------            -----------            -------------
  Net gain (loss) on
   investments                         (3,230,248)              (1,618,518)                    --               (1,843,482)
                                    -------------            -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,256,016)             $(1,652,842)               $32,666              $(1,884,050)
                                    =============            =============            ===========            =============

                                  MORGAN STANLEY --          VAN KAMPEN --          VAN KAMPEN --
                                   EQUALLY-WEIGHTED            UIF SMALL             UIF GLOBAL
                                       S&P 500              COMPANY GROWTH            FRANCHISE
                                      PORTFOLIO                PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $283,017                   $ --                $14,280
                                    --------------            -----------            -----------
EXPENSE:
 Administrative charges                    (20,942)                    --                 (1,017)
 Mortality and expense risk
  charges                                 (207,975)                (9,968)               (14,663)
                                    --------------            -----------            -----------
  Total Expenses                          (228,917)                (9,968)               (15,680)
                                    --------------            -----------            -----------
  Net investment income
   (loss)                                   54,100                 (9,968)                (1,400)
                                    --------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    127,180               (114,912)               (39,631)
 Net realized gain on
  distributions                          3,375,430                 43,965                 51,062
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,459,631)              (200,118)              (313,257)
                                    --------------            -----------            -----------
  Net gain (loss) on
   investments                          (6,957,021)              (271,065)              (301,826)
                                    --------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(6,902,921)             $(281,033)             $(303,226)
                                    ==============            ===========            ===========

(j)  Formerly Growth. Change effective May 1, 2008.

(k) Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                    MTB LARGE CAP           MTB LARGE CAP
                                   GROWTH FUND II           VALUE FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,829                  $35,098
                                     -----------            -------------
EXPENSE:
 Administrative charges                   (2,207)                  (5,431)
 Mortality and expense risk
  charges                                (13,496)                 (33,034)
                                     -----------            -------------
  Total Expenses                         (15,703)                 (38,465)
                                     -----------            -------------
  Net investment income (loss)           (10,874)                  (3,367)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (30,781)                 (57,398)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (489,602)              (1,274,386)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (520,383)              (1,331,784)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(531,257)             $(1,335,151)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MTB MANAGED             MTB MANAGED              MTB MANAGED
                                     ALLOCATION              ALLOCATION               ALLOCATION                OPPENHEIMER
                                  FUND -- MODERATE       FUND -- AGGRESSIVE      FUND -- CONSERVATIVE             MIDCAP
                                      GROWTH II               GROWTH II                GROWTH II                  FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $46,499                 $2,719                  $12,896                       $ --
                                    -------------            -----------              -----------              -------------
EXPENSE:
 Administrative charges                    (6,294)                    --                       --                     (5,092)
 Mortality and expense risk
  charges                                 (36,676)                (6,627)                  (8,488)                   (34,300)
                                    -------------            -----------              -----------              -------------
  Total Expenses                          (42,970)                (6,627)                  (8,488)                   (39,392)
                                    -------------            -----------              -----------              -------------
  Net investment income
   (loss)                                   3,529                 (3,908)                   4,408                    (39,392)
                                    -------------            -----------              -----------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (20,182)               (14,828)                  (1,267)                   (44,773)
 Net realized gain on
  distributions                           195,896                 51,248                   17,416                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,283,353)              (264,652)                (168,117)                (1,510,264)
                                    -------------            -----------              -----------              -------------
  Net gain (loss) on
   investments                         (1,107,639)              (228,232)                (151,968)                (1,555,037)
                                    -------------            -----------              -----------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,104,110)             $(232,140)               $(147,560)               $(1,594,429)
                                    =============            ===========              ===========              =============

                                OPPENHEIMER
                                  CAPITAL                  OPPENHEIMER               OPPENHEIMER
                                APPRECIATION            GLOBAL SECURITIES            MAIN STREET
                                  FUND/VA                    FUND/VA                 FUND(R)/VA
                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $2,268,058                 $122,434
                               --------------            ---------------            -------------
EXPENSE:
 Administrative charges              (102,949)                  (364,653)                 (19,784)
 Mortality and expense risk
  charges                            (675,659)                (2,264,544)                (145,245)
                               --------------            ---------------            -------------
  Total Expenses                     (778,608)                (2,629,197)                (165,029)
                               --------------            ---------------            -------------
  Net investment income
   (loss)                            (778,608)                  (361,139)                 (42,595)
                               --------------            ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (394,180)                (3,339,527)                (190,938)
 Net realized gain on
  distributions                            --                 12,161,941                  643,538
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (28,963,165)              (102,010,446)              (5,159,189)
                               --------------            ---------------            -------------
  Net gain (loss) on
   investments                    (29,357,345)               (93,188,032)              (4,706,589)
                               --------------            ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(30,135,953)              $(93,549,171)             $(4,749,184)
                               ==============            ===============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET           PUTNAM VT
                                  SMALL CAP           DIVERSIFIED
                                  FUND(R)/VA          INCOME FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $186,681           $2,100,982
                                --------------       --------------
EXPENSE:
 Administrative charges               (135,621)             (70,114)
 Mortality and expense risk
  charges                             (897,678)            (432,938)
                                --------------       --------------
  Total Expenses                    (1,033,299)            (503,052)
                                --------------       --------------
  Net investment income (loss)        (846,618)           1,597,930
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (1,103,993)            (580,537)
 Net realized gain on
  distributions                      3,882,310                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (32,891,041)         (13,330,170)
                                --------------       --------------
  Net gain (loss) on
   investments                     (30,112,724)         (13,910,707)
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(30,959,342)        $(12,312,777)
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                      PUTNAM VT           PUTNAM VT             INTERNATIONAL        PUTNAM VT
                                    GLOBAL ASSET         GROWTH AND              GROWTH AND        INTERNATIONAL
                                   ALLOCATION FUND       INCOME FUND             INCOME FUND        EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $260,310            $117,873                 $7,373           $1,408,111
                                    -------------       -------------            -----------       --------------
EXPENSE:
 Administrative charges                   (13,662)            (10,988)                    --             (133,793)
 Mortality and expense risk
  charges                                 (90,979)            (70,684)               (11,727)            (889,906)
                                    -------------       -------------            -----------       --------------
  Total Expenses                         (104,641)            (81,672)               (11,727)          (1,023,699)
                                    -------------       -------------            -----------       --------------
  Net investment income
   (loss)                                 155,669              36,201                 (4,354)             384,412
                                    -------------       -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (147,203)           (163,630)               (25,550)            (789,532)
 Net realized gain on
  distributions                                --           1,013,533                 81,707           10,818,844
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,696,874)         (3,586,845)              (466,187)         (48,148,622)
                                    -------------       -------------            -----------       --------------
  Net gain (loss) on
   investments                         (2,844,077)         (2,736,942)              (410,030)         (38,119,310)
                                    -------------       -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,688,408)        $(2,700,741)             $(414,384)        $(37,734,898)
                                    =============       =============            ===========       ==============


                                                           PUTNAM VT           PUTNAM VT
                                      PUTNAM VT               NEW              SMALL CAP
                                    INVESTORS FUND        VALUE FUND           VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $64,420            $144,634             $709,401
                                    --------------       -------------       --------------
EXPENSE:
 Administrative charges                    (58,836)            (14,810)             (96,475)
 Mortality and expense risk
  charges                                 (374,845)           (101,217)            (640,580)
                                    --------------       -------------       --------------
  Total Expenses                          (433,681)           (116,027)            (737,055)
                                    --------------       -------------       --------------
  Net investment income
   (loss)                                 (369,261)             28,607              (27,654)
                                    --------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (320,423)           (322,232)            (958,004)
 Net realized gain on
  distributions                                 --           1,761,735           12,422,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,189,962)         (5,891,760)         (34,384,382)
                                    --------------       -------------       --------------
  Net gain (loss) on
   investments                         (14,510,385)         (4,452,257)         (22,919,979)
                                    --------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(14,879,646)        $(4,423,650)        $(22,947,633)
                                    ==============       =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  THE GEORGE PUTNAM          PUTNAM VT
                                   FUND OF BOSTON           VISTA FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $239,313                   $ --
                                     -----------            -----------
EXPENSE:
 Administrative charges                  (10,448)                (1,778)
 Mortality and expense risk
  charges                                (66,611)               (12,260)
                                     -----------            -----------
  Total Expenses                         (77,059)               (14,038)
                                     -----------            -----------
  Net investment income (loss)           162,254                (14,038)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (125,779)               (12,886)
 Net realized gain on
  distributions                          466,857                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,070,211)              (483,844)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (2,729,133)              (496,730)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(2,566,879)             $(510,768)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PIONEER OAK
                                                             PIONEER            RIDGE LARGE CAP        VAN KAMPEN LIT
                                     PUTNAM VT              FUND VCT              GROWTH VCT             ENTERPRISE
                                   VOYAGER FUND             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $8,092                 $1,462                 $8,402
                                    -----------            -----------            -----------            -----------
EXPENSE:
 Administrative charges                  (3,273)                    --                     --                 (1,421)
 Mortality and expense risk
  charges                               (22,035)               (10,711)                (7,326)               (14,389)
                                    -----------            -----------            -----------            -----------
  Total Expenses                        (25,308)               (10,711)                (7,326)               (15,810)
                                    -----------            -----------            -----------            -----------
  Net investment income
   (loss)                               (25,308)                (2,619)                (5,864)                (7,408)
                                    -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (46,361)               (20,620)                (5,589)               (76,319)
 Net realized gain on
  distributions                              --                 22,356                 18,314                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (670,057)              (216,973)              (189,085)              (433,106)
                                    -----------            -----------            -----------            -----------
  Net gain (loss) on
   investments                         (716,418)              (215,237)              (176,360)              (509,425)
                                    -----------            -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(741,726)             $(217,856)             $(182,224)             $(516,833)
                                    ===========            ===========            ===========            ===========

                                  VAN KAMPEN LIT                                VAN KAMPEN LIT
                                    GROWTH AND           VAN KAMPEN LIT             CAPITAL
                                      INCOME                COMSTOCK                GROWTH
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $781,858             $1,558,145                   $536
                                    -----------            -----------            -----------
EXPENSE:
 Administrative charges                 (81,619)              (133,542)                  (371)
 Mortality and expense risk
  charges                              (556,543)              (937,748)                (4,891)
                                    -----------            -----------            -----------
  Total Expenses                       (638,162)            (1,071,290)                (5,262)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                               143,696                486,855                 (4,726)
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (694,107)            (2,202,887)                 2,985
 Net realized gain on
  distributions                       1,510,879              3,826,805                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (17,614,984)           (31,684,073)              (155,906)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                      (16,798,212)           (30,060,155)              (152,921)
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(16,654,516)          $(29,573,300)            $(157,647)
                                    ===========            ===========            ===========

(l) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT
                                       MID CAP           VAN KAMPEN LIT
                                       GROWTH              GOVERNMENT
                                      PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (M)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --              $16,459
                                     -----------            ---------
EXPENSE:
 Administrative charges                       --                   --
 Mortality and expense risk
  charges                                 (2,743)             (11,014)
                                     -----------            ---------
  Total Expenses                          (2,743)             (11,014)
                                     -----------            ---------
  Net investment income (loss)            (2,743)               5,445
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (1,778)              (7,113)
 Net realized gain on
  distributions                           43,243                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (138,368)              (7,952)
                                     -----------            ---------
  Net gain (loss) on
   investments                           (96,903)             (15,065)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(99,646)             $(9,620)
                                     ===========            =========

(m) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                  C&B LARGE CAP         LARGE COMPANY             MONEY               SMALL CAP
                                    VALUE FUND           GROWTH FUND           MARKET FUND           GROWTH FUND
                                 SUB-ACCOUNT (N)         SUB-ACCOUNT         SUB-ACCOUNT (O)         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $41                   $57                 $283                   $ --
                                    ----------            ----------             --------             ----------
EXPENSE:
 Administrative charges                     (4)                  (38)                 (32)                   (27)
 Mortality and expense risk
  charges                                  (37)                 (265)                (186)                  (192)
                                    ----------            ----------             --------             ----------
  Total Expenses                           (41)                 (303)                (218)                  (219)
                                    ----------            ----------             --------             ----------
  Net investment income
   (loss)                                   --                  (246)                  65                   (219)
                                    ----------            ----------             --------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (50)               (4,202)                  --                 (5,401)
 Net realized gain on
  distributions                             --                    --                   --                  4,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,196)               (5,270)                  --                 (6,320)
                                    ----------            ----------             --------             ----------
  Net gain (loss) on
   investments                          (1,246)               (9,472)                  --                 (7,323)
                                    ----------            ----------             --------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,246)              $(9,718)                 $65                $(7,542)
                                    ==========            ==========             ========             ==========

                                    RIDGEWORTH             RIDGEWORTH             RIDGEWORTH               RIDGEWORTH
                                  VARIABLE TRUST         VARIABLE TRUST         VARIABLE TRUST           VARIABLE TRUST
                                 LARGE CAP GROWTH        LARGE CAP CORE          MID-CAP CORE           LARGE CAP VALUE
                                    STOCK FUND             EQUITY FUND            EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (P)        SUB-ACCOUNT (Q)        SUB-ACCOUNT (R)         SUB-ACCOUNT (S)
-----------------------------  ---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $61                 $1,361                   $494                   $48,753
                                    -----------            -----------            -----------            --------------
EXPENSE:
 Administrative charges                     (43)                  (259)                  (142)                   (4,436)
 Mortality and expense risk
  charges                                  (366)                (1,898)                (1,155)                  (30,567)
                                    -----------            -----------            -----------            --------------
  Total Expenses                           (409)                (2,157)                (1,297)                  (35,003)
                                    -----------            -----------            -----------            --------------
  Net investment income
   (loss)                                  (348)                  (796)                  (803)                   13,750
                                    -----------            -----------            -----------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      43                 (4,803)                (1,543)                  (20,255)
 Net realized gain on
  distributions                           3,587                 15,268                  8,773                   192,111
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (14,188)               (69,316)               (42,253)               (1,089,818)
                                    -----------            -----------            -----------            --------------
  Net gain (loss) on
   investments                          (10,558)               (58,851)               (35,023)                 (917,962)
                                    -----------            -----------            -----------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(10,906)              $(59,647)              $(35,826)                $(904,212)
                                    ===========            ===========            ===========            ==============

(n) Funded as of April 9, 2008.

(o) Funded as of October 9, 2008.

(p) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(r) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(s) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $797,743                  $(31,494)
 Net realized gain (loss) on
  security transactions                    (447,555)                 (244,199)
 Net realized gain on
  distributions                           1,113,577                   216,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,276,075)               (1,471,780)
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (16,812,310)               (1,531,343)
                                     --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                2,277,841                   165,410
 Net transfers                           14,698,936                    56,901
 Surrenders for benefit
  payments and fees                      (3,234,041)                 (205,080)
 Net annuity transactions                      (412)                       --
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,742,324                    17,231
                                     --------------             -------------
 Net increase (decrease) in
  net assets                             (3,069,986)               (1,514,112)
NET ASSETS:
 Beginning of year                       43,029,423                 2,727,525
                                     --------------             -------------
 End of year                            $39,959,437                $1,213,413
                                     ==============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID CAP       ALLIANCEBERNSTEIN VPS      INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(830,605)             $(162,149)                $353,196              $(38,086)
 Net realized gain (loss) on
  security transactions               (1,299,497)              (459,340)                (816,326)             (118,845)
 Net realized gain on
  distributions                        8,123,416              1,554,295                3,240,945                41,529
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (98,682,908)            (7,314,428)             (34,579,478)           (1,898,747)
                                   -------------           ------------            -------------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (92,689,594)            (6,381,622)             (31,801,663)           (2,014,149)
                                   -------------           ------------            -------------           -----------
UNIT TRANSACTIONS:
 Purchases                             6,492,769                612,454                3,958,380               630,458
 Net transfers                        26,514,031                (36,630)              12,722,731             3,484,136
 Surrenders for benefit
  payments and fees                   (8,787,323)              (731,699)              (4,251,581)             (140,710)
 Net annuity transactions                     --                     --                       --                    --
                                   -------------           ------------            -------------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   24,219,477               (155,875)              12,429,530             3,973,884
                                   -------------           ------------            -------------           -----------
 Net increase (decrease) in
  net assets                         (68,470,117)            (6,537,497)             (19,372,133)            1,959,735
NET ASSETS:
 Beginning of year                   154,046,641             17,151,245               63,968,685               521,465
                                   -------------           ------------            -------------           -----------
 End of year                         $85,576,524            $10,613,748              $44,596,552            $2,481,200
                                   =============           ============            =============           ===========

                                     AIM V.I.           AMERICAN FUNDS
                                  INTERNATIONAL             GLOBAL            AMERICAN FUNDS
                                   GROWTH FUND           GROWTH FUND            GROWTH FUND
                                SUB-ACCOUNT (A)(B)       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3)                   $(526)             $(272,717)
 Net realized gain (loss) on
  security transactions                 (316)                 (59,842)              (325,667)
 Net realized gain on
  distributions                           --                  294,399              3,025,803
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --               (1,932,637)           (16,677,293)
                                      ------             ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (319)              (1,698,606)           (14,249,874)
                                      ------             ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               400                   37,581                233,315
 Net transfers                           (81)                 110,025             (2,069,613)
 Surrenders for benefit
  payments and fees                       --                 (305,910)            (2,475,449)
 Net annuity transactions                 --                       --                     --
                                      ------             ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      319                 (158,304)            (4,311,747)
                                      ------             ------------          -------------
 Net increase (decrease) in
  net assets                              --               (1,856,910)           (18,561,621)
NET ASSETS:
 Beginning of year                        --                4,300,452             34,030,792
                                      ------             ------------          -------------
 End of year                            $ --               $2,443,542            $15,469,171
                                      ======             ============          =============

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS           AMERICAN FUNDS
                                   GROWTH-INCOME FUND       INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(40,186)                  $1,567
 Net realized gain (loss) on
  security transactions                      64,667                 (398,554)
 Net realized gain on
  distributions                           1,290,432                1,755,062
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,113,029)              (8,109,369)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (8,798,116)              (6,751,294)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  151,537                   69,794
 Net transfers                           (1,755,915)              (1,289,828)
 Surrenders for benefit
  payments and fees                      (2,247,753)              (1,401,416)
 Net annuity transactions                    (1,328)                    (942)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (3,853,459)              (2,622,392)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                            (12,651,575)              (9,373,686)
NET ASSETS:
 Beginning of year                       25,100,711               16,850,838
                                     --------------            -------------
 End of year                            $12,449,136               $7,477,152
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           BB&T                     BB&T
                                    GLOBAL SMALL           MID CAP              CAPITAL MANAGER               BB&T
                                 CAPITALIZATION FUND     GROWTH VIF               EQUITY VIF              LARGE CAP VIF
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(63,378)           $(39,748)                   $(502)                  $8,266
 Net realized gain (loss) on
  security transactions                  (406,239)           (130,292)                (114,894)                (106,203)
 Net realized gain on
  distributions                           514,822             568,344                  276,349                  840,875
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,601,991)         (2,266,722)                (729,801)              (2,427,673)
                                    -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,556,786)         (1,868,418)                (568,848)              (1,684,735)
                                    -------------       -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    600              53,640                   35,974                  209,148
 Net transfers                           (706,518)           (123,586)                (379,618)                 (92,147)
 Surrenders for benefit
  payments and fees                      (373,623)           (203,919)                 (99,629)                (189,536)
 Net annuity transactions                  (3,606)             12,644                       --                       --
                                    -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,083,147)           (261,221)                (443,273)                 (72,535)
                                    -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (3,639,933)         (2,129,639)              (1,012,121)              (1,757,270)
NET ASSETS:
 Beginning of year                      5,270,761           3,669,055                1,729,776                4,322,391
                                    -------------       -------------            -------------            -------------
 End of year                           $1,630,828          $1,539,416                 $717,655               $2,565,121
                                    =============       =============            =============            =============

                                   BB&T
                                  SPECIAL                   BB&T               EVERGREEN VA
                               OPPORTUNITIES            TOTAL RETURN        DIVERSIFIED CAPITAL
                                EQUITY VIF                BOND VIF             BUILDER FUND
                                SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(170,110)               $143,478                $(7,840)
 Net realized gain (loss) on
  security transactions             (414,067)                (15,739)                (7,119)
 Net realized gain on
  distributions                      455,397                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,152,643)                (38,039)              (247,884)
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (5,281,423)                 89,700               (262,843)
                               -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                           786,434                 245,926                  1,955
 Net transfers                       305,739               3,653,328                 13,021
 Surrenders for benefit
  payments and fees                 (772,946)               (345,819)               (63,378)
 Net annuity transactions                 --                      --                     --
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  319,227               3,553,435                (48,402)
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets                      (4,962,196)              3,643,135               (311,245)
NET ASSETS:
 Beginning of year                14,290,483               2,910,144                621,494
                               -------------            ------------            -----------
 End of year                      $9,328,287              $6,553,279               $310,249
                               =============            ============            ===========

(c)  Formerly Evergreen VA Balanced Fund. Change effective May 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              EVERGREEN VA
                                     EVERGREEN VA             INTERNATIONAL
                                      GROWTH FUND              EQUITY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(68,414)                $(34,577)
 Net realized gain (loss) on
  security transactions                   (181,851)                 (55,229)
 Net realized gain on
  distributions                                 --                   53,506
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,959,158)              (1,141,194)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,209,423)              (1,177,494)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  16,068                  218,417
 Net transfers                              (6,346)                 777,994
 Surrenders for benefit
  payments and fees                       (275,141)                (153,919)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (265,419)                 842,492
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (2,474,842)                (335,002)
NET ASSETS:
 Beginning of year                       5,279,228                2,010,131
                                     -------------            -------------
 End of year                            $2,804,386               $1,675,129
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    EVERGREEN VA            EVERGREEN VA        FIDELITY VIP
                                  EVERGREEN VA         SPECIAL               FUNDAMENTAL       EQUITY-INCOME
                                   OMEGA FUND        VALUES FUND           LARGE CAP FUND        PORTFOLIO
                                   SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,066)           $(55,657)                 $(834)            $581,543
 Net realized gain (loss) on
  security transactions               (12,660)           (417,315)                (8,415)            (705,428)
 Net realized gain on
  distributions                            --                  --                     --               65,193
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (13,896)         (3,221,407)               (62,044)         (36,196,072)
                                    ---------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (27,622)         (3,694,379)               (71,293)         (36,254,764)
                                    ---------       -------------            -----------       --------------
UNIT TRANSACTIONS:
 Purchases                                 --             281,472                     --            3,338,584
 Net transfers                         71,347            (799,303)               (50,524)          10,085,272
 Surrenders for benefit
  payments and fees                       (39)           (587,372)                  (789)          (4,053,335)
 Net annuity transactions                  --                  --                     --                   --
                                    ---------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    71,308          (1,105,203)               (51,313)           9,370,521
                                    ---------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets                           43,686          (4,799,582)              (122,606)         (26,884,243)
NET ASSETS:
 Beginning of year                     44,335          11,951,975                246,329           74,051,461
                                    ---------       -------------            -----------       --------------
 End of year                          $88,021          $7,152,393               $123,723          $47,167,218
                                    =========       =============            ===========       ==============

                                FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                   GROWTH            CONTRAFUND(R)           MID CAP
                                 PORTFOLIO             PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(177,324)          $(2,267,591)         $(1,097,703)
 Net realized gain (loss) on
  security transactions              (304,126)           (4,091,061)          (1,606,729)
 Net realized gain on
  distributions                            --             9,799,660           13,841,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (12,325,194)         (194,713,897)         (52,287,171)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (12,806,644)         (191,272,889)         (41,149,856)
                               --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            658,560            20,577,811            4,603,536
 Net transfers                      2,315,002            27,626,797             (674,128)
 Surrenders for benefit
  payments and fees                (1,195,321)          (20,668,646)          (4,611,204)
 Net annuity transactions                  --                (2,648)               3,342
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,778,241            27,533,314             (678,454)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                      (11,028,403)         (163,739,575)         (41,828,310)
NET ASSETS:
 Beginning of year                 25,628,953           410,822,942          100,279,866
                               --------------       ---------------       --------------
 End of year                      $14,600,550          $247,083,367          $58,451,556
                               ==============       ===============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             FIDELITY VIP
                                     FIDELITY VIP           DYNAMIC CAPITAL
                                   VALUE STRATEGIES          APPRECIATION
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(44,055)               $(1,113)
 Net realized gain (loss) on
  security transactions                   (459,828)               (13,478)
 Net realized gain on
  distributions                          1,017,296                    325
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,002,134)              (106,033)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,488,721)              (120,299)
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 411,048                 20,717
 Net transfers                             (16,128)               323,504
 Surrenders for benefit
  payments and fees                       (427,546)               (14,908)
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (32,626)               329,313
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (3,521,347)               209,014
NET ASSETS:
 Beginning of year                       6,948,465                 21,639
                                     -------------            -----------
 End of year                            $3,427,118               $230,653
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN               FRANKLIN              FRANKLIN
                                 SMALL-MID CAP           SMALL CAP              STRATEGIC
                                    GROWTH                 VALUE                 INCOME                MUTUAL SHARES
                                SECURITIES FUND       SECURITIES FUND        SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT (B)          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(53,330)                $1                  $778,990                 $129,732
 Net realized gain (loss)
  on security transactions             (64,301)              (189)                 (738,082)                  36,379
 Net realized gain on
  distributions                        382,240                 16                    34,386                  453,117
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,872,418)               (18)               (1,508,573)              (5,535,032)
                                 -------------             ------             -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (1,607,809)              (190)               (1,433,279)              (4,915,804)
                                 -------------             ------             -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              36,062                200                   121,102                   69,778
 Net transfers                         (81,389)                40                (5,536,758)                (835,275)
 Surrenders for benefit
  payments and fees                   (286,496)                 1                (2,101,808)              (1,129,634)
 Net annuity transactions                   --                 --                        --                       --
                                 -------------             ------             -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (331,823)               241                (7,517,464)              (1,895,131)
                                 -------------             ------             -------------            -------------
 Net increase (decrease)
  in net assets                     (1,939,632)                51                (8,950,743)              (6,810,935)
NET ASSETS:
 Beginning of year                   3,957,663                 --                16,230,440               13,996,363
                                 -------------             ------             -------------            -------------
 End of year                        $2,018,031                $51                $7,279,697               $7,185,428
                                 =============             ======             =============            =============

                                   TEMPLETON
                                  DEVELOPING                TEMPLETON              TEMPLETON
                                    MARKETS                  GROWTH              GLOBAL INCOME
                                SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (B)
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $26,686                     $588                $(13)
 Net realized gain (loss)
  on security transactions              (3,738)                (171,157)                 --
 Net realized gain on
  distributions                        427,342                  209,698                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,966,055)              (1,657,482)                 92
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets resulting
  from operations                   (1,515,765)              (1,618,353)                 79
                                 -------------            -------------             -------
UNIT TRANSACTIONS:
 Purchases                               8,856                   40,264               2,100
 Net transfers                        (361,195)                (460,109)               (210)
 Surrenders for benefit
  payments and fees                   (155,932)                (261,431)                 --
 Net annuity transactions                   --                       --                  --
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (508,271)                (681,276)              1,890
                                 -------------            -------------             -------
 Net increase (decrease)
  in net assets                     (2,024,036)              (2,299,629)              1,969
NET ASSETS:
 Beginning of year                   3,154,826                4,004,067                  --
                                 -------------            -------------             -------
 End of year                        $1,130,790               $1,704,438              $1,969
                                 =============            =============             =======

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           HARTFORD
                                   HARTFORD                LARGECAP
                                   ADVISERS                 GROWTH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $370,361                   $224
 Net realized gain (loss) on
  security transactions               (640,889)                (1,688)
 Net realized gain on
  distributions                        157,813                 45,023
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (9,323,622)              (225,089)
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (9,436,337)              (181,530)
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                             971,205                130,747
 Net transfers                         (59,668)               356,078
 Surrenders for benefit
  payments and fees                 (1,485,786)                (6,051)
 Net annuity transactions                   --                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (574,249)               480,774
                                --------------            -----------
 Net increase (decrease) in
  net assets                       (10,010,586)               299,244
NET ASSETS:
 Beginning of year                  28,287,149                100,909
                                --------------            -----------
 End of year                       $18,276,563               $400,153
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD            HARTFORD             HARTFORD
                                   TOTAL                   CAPITAL             DIVIDEND            FUNDAMENTAL
                                RETURN BOND              APPRECIATION         AND GROWTH             GROWTH
                                  HLS FUND                 HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (B)        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $19,525,783                 $79,743            $2,398,423            $(22,999)
 Net realized gain (loss) on
  security transactions            (2,500,667)                   (672)           (3,999,254)           (318,888)
 Net realized gain on
  distributions                            --                      58             6,150,754             278,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (53,758,434)                 82,287          (116,474,178)         (1,101,509)
                               --------------            ------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (36,733,318)                161,416          (111,924,255)         (1,164,404)
                               --------------            ------------       ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                         17,655,510                  26,324            16,556,525              46,814
 Net transfers                      6,580,936               3,990,810            17,307,798             908,629
 Surrenders for benefit
  payments and fees               (27,838,007)                (43,222)          (16,727,523)            (91,861)
 Net annuity transactions              24,355                      --                20,639                  --
                               --------------            ------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,577,206)              3,973,912            17,157,439             863,582
                               --------------            ------------       ---------------       -------------
 Net increase (decrease) in
  net assets                      (40,310,524)              4,135,328           (94,766,816)           (300,822)
NET ASSETS:
 Beginning of year                386,265,304                      --           312,977,723           1,692,496
                               --------------            ------------       ---------------       -------------
 End of year                     $345,954,780              $4,135,328          $218,210,907          $1,391,674
                               ==============            ============       ===============       =============

                                      HARTFORD
                                       GLOBAL                 HARTFORD               HARTFORD
                                      ADVISERS             GLOBAL EQUITY           GLOBAL GROWTH
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $168,885                  $256                 $(62,630)
 Net realized gain (loss) on
  security transactions                  (154,007)               (4,137)                (560,706)
 Net realized gain on
  distributions                            96,066                    --                  330,709
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,245,101)              (19,007)              (5,049,729)
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,134,157)              (22,888)              (5,342,356)
                                    -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                223,486                    --                  301,570
 Net transfers                          1,457,580               104,898                1,216,824
 Surrenders for benefit
  payments and fees                      (323,402)              (20,252)                (538,722)
 Net annuity transactions                      --                    --                       --
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,357,664                84,646                  979,672
                                    -------------            ----------            -------------
 Net increase (decrease) in
  net assets                             (776,493)               61,758               (4,362,684)
NET ASSETS:
 Beginning of year                      4,938,379                    --                8,890,530
                                    -------------            ----------            -------------
 End of year                           $4,161,886               $61,758               $4,527,846
                                    =============            ==========            =============

(b) From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                  DISCIPLINED           HARTFORD
                                    EQUITY               GROWTH
                                   HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(813,921)          $(137,537)
 Net realized gain (loss) on
  security transactions              (4,067,581)           (339,495)
 Net realized gain on
  distributions                      20,479,090             390,807
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (111,301,653)         (5,656,898)
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (95,704,065)         (5,743,123)
                                ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                            2,215,460             368,292
 Net transfers                       (8,915,909)            967,177
 Surrenders for benefit
  payments and fees                 (14,848,026)           (506,542)
 Net annuity transactions                    --                  --
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (21,548,475)            828,927
                                ---------------       -------------
 Net increase (decrease) in
  net assets                       (117,252,540)         (4,914,196)
NET ASSETS:
 Beginning of year                  262,380,253          12,542,884
                                ---------------       -------------
 End of year                       $145,127,713          $7,628,688
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                     HARTFORD
                                   GROWTH             HARTFORD            HARTFORD          INTERNATIONAL
                               OPPORTUNITIES         HIGH YIELD             INDEX               GROWTH
                                  HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(546,419)         $2,144,986             $53,384            $(163,465)
 Net realized gain (loss) on
  security transactions              (919,163)           (281,209)           (268,787)          (1,533,402)
 Net realized gain on
  distributions                     2,044,644                  --             185,297            1,642,967
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (29,507,845)         (9,073,725)         (3,493,904)         (23,434,851)
                               --------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (28,928,783)         (7,209,948)         (3,524,010)         (23,488,751)
                               --------------       -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          4,592,871           1,236,961             231,020            1,283,058
 Net transfers                      6,897,591           1,673,302             243,807              708,609
 Surrenders for benefit
  payments and fees                (2,309,711)         (1,698,640)           (623,853)          (1,303,263)
 Net annuity transactions                  --              (3,050)                 --                   --
                               --------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,180,751           1,208,573            (149,026)             688,404
                               --------------       -------------       -------------       --------------
 Net increase (decrease) in
  net assets                      (19,748,032)         (6,001,375)         (3,673,036)         (22,800,347)
NET ASSETS:
 Beginning of year                 53,455,583          26,135,342           9,172,270           39,632,228
                               --------------       -------------       -------------       --------------
 End of year                      $33,707,551         $20,133,967          $5,499,234          $16,831,881
                               ==============       =============       =============       ==============

                                      HARTFORD             HARTFORD                HARTFORD
                                    INTERNATIONAL       INTERNATIONAL               MIDCAP
                                    SMALL COMPANY       OPPORTUNITIES               GROWTH
                                      HLS FUND             HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(35,249)            $514,014                $(4,995)
 Net realized gain (loss) on
  security transactions                  (625,037)            (866,727)               (45,635)
 Net realized gain on
  distributions                           374,216            2,701,383                  4,831
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,374,560)         (36,463,263)              (319,611)
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,660,630)         (34,114,593)              (365,410)
                                    -------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                981,245            2,389,810                193,032
 Net transfers                           (787,363)           2,100,183                570,862
 Surrenders for benefit
  payments and fees                      (616,565)          (3,883,928)               (13,621)
 Net annuity transactions                      --                   --                     --
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (422,683)             606,065                750,273
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets                           (7,083,313)         (33,508,528)               384,863
NET ASSETS:
 Beginning of year                     15,019,671           78,718,154                149,469
                                    -------------       --------------            -----------
 End of year                           $7,936,358          $45,209,626               $534,332
                                    =============       ==============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALLCAP VALUE
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $462,954                 $5,662
 Net realized gain (loss) on
  security transactions                     --                (16,824)
 Net realized gain on
  distributions                             --                  3,165
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               (112,098)
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           462,954               (120,095)
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                           7,661,582                252,916
 Net transfers                     136,986,355                546,799
 Surrenders for benefit
  payments and fees                (29,078,496)               (10,113)
 Net annuity transactions              123,725                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                115,693,166                789,602
                                --------------            -----------
 Net increase (decrease) in
  net assets                       116,156,120                669,507
NET ASSETS:
 Beginning of year                  59,926,601                 44,651
                                --------------            -----------
 End of year                      $176,082,721               $714,158
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              HARTFORD
                                       HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH          STOCK                  SECURITIES
                                       HLS FUND                 HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(271,235)               $(201,399)            $84,684               $11,110,348
 Net realized gain (loss) on
  security transactions                   (149,069)                (696,622)           (533,871)               (1,287,990)
 Net realized gain on
  distributions                             75,786                  139,065             109,349                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,198,474)              (7,388,202)         (9,118,960)              (13,728,275)
                                    --------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (10,542,992)              (8,147,158)         (9,458,798)               (3,905,917)
                                    --------------            -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               3,690,903                  787,668             676,274                 8,805,688
 Net transfers                           8,804,396                 (663,096)            235,636                (3,319,195)
 Surrenders for benefit
  payments and fees                     (1,090,660)              (1,088,346)           (974,157)              (13,604,835)
 Net annuity transactions                       --                       --                  --                        --
                                    --------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,404,639                 (963,774)            (62,247)               (8,118,342)
                                    --------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets                               861,647               (9,110,932)         (9,521,045)              (12,024,259)
NET ASSETS:
 Beginning of year                      16,076,826               21,505,266          21,119,733               168,306,961
                                    --------------            -------------       -------------            --------------
 End of year                           $16,938,473              $12,394,334         $11,598,688              $156,282,702
                                    ==============            =============       =============            ==============

                                                      HARTFORD            HARTFORD
                                  HARTFORD              VALUE              EQUITY
                                   VALUE            OPPORTUNITIES          INCOME
                                  HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $188,829             $62,332            $189,891
 Net realized gain (loss) on
  security transactions              (462,251)           (570,783)           (261,194)
 Net realized gain on
  distributions                     2,263,310             104,675             678,391
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (16,099,390)         (7,581,910)         (4,198,056)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (14,109,502)         (7,985,686)         (3,590,968)
                               --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          5,391,400             550,029             364,889
 Net transfers                     11,831,742            (766,488)            600,485
 Surrenders for benefit
  payments and fees                (1,962,462)           (865,553)           (656,766)
 Net annuity transactions                  --                  --              (1,541)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                15,260,680          (1,082,012)            307,067
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets                        1,151,178          (9,067,698)         (3,283,901)
NET ASSETS:
 Beginning of year                 26,170,486          19,607,554          11,819,143
                               --------------       -------------       -------------
 End of year                      $27,321,664         $10,539,856          $8,535,242
                               ==============       =============       =============

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS         GLOBAL SMALL
                                        BOND             CAPITALIZATION
                                      HLS FUND              HLS FUND
                                 SUB-ACCOUNT (A)(E)      SUB-ACCOUNT (E)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(9)                $ --
 Net realized gain (loss) on
  security transactions                   (283)                  --
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                  (32)
                                       -------                -----
 Net increase (decrease) in
  net assets resulting from
  operations                              (292)                 (32)
                                       -------                -----
UNIT TRANSACTIONS:
 Purchases                               1,200                   --
 Net transfers                            (908)                  71
 Surrenders for benefit
  payments and fees                         --                   --
 Net annuity transactions                   --                   --
                                       -------                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        292                   71
                                       -------                -----
 Net increase (decrease) in
  net assets                                --                   39
NET ASSETS:
 Beginning of year                          --                   --
                                       -------                -----
 End of year                              $ --                  $39
                                       =======                =====

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           AMERICAN FUNDS            HUNTINGTON VA             HUNTINGTON VA
                                       GROWTH                INTERNATIONAL                INCOME                   DIVIDEND
                                      HLS FUND                 HLS FUND                EQUITY FUND               CAPTURE FUND
                                 SUB-ACCOUNT (A)(E)       SUB-ACCOUNT (A)(E)           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(5)                     $(3)                    $107,147                  $402,014
 Net realized gain (loss) on
  security transactions                   (620)                    (409)                     (21,600)                 (124,430)
 Net realized gain on
  distributions                             --                       --                      165,684                   245,904
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                       --                   (1,371,094)               (1,951,157)
                                       -------                  -------               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (625)                    (412)                  (1,119,863)               (1,427,669)
                                       -------                  -------               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 600                      400                       60,414                    70,028
 Net transfers                              24                       12                      178,826                  (225,543)
 Surrenders for benefit
  payments and fees                          1                       --                     (153,764)                 (271,666)
 Net annuity transactions                   --                       --                           --                        --
                                       -------                  -------               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        625                      412                       85,476                  (427,181)
                                       -------                  -------               --------------            --------------
 Net increase (decrease) in
  net assets                                --                       --                   (1,034,387)               (1,854,850)
NET ASSETS:
 Beginning of year                          --                       --                    2,800,603                 5,114,553
                                       -------                  -------               --------------            --------------
 End of year                              $ --                     $ --                   $1,766,216                $3,259,703
                                       =======                  =======               ==============            ==============

                                                              HUNTINGTON VA             HUNTINGTON VA
                                    HUNTINGTON VA                MID CORP                    NEW
                                     GROWTH FUND               AMERICA FUND              ECONOMY FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4,089)                  $(6,228)                 $(17,748)
 Net realized gain (loss) on
  security transactions                    (22,247)                  (35,067)                  (25,506)
 Net realized gain on
  distributions                            178,432                   133,236                   413,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,017,189)               (1,322,392)               (2,422,705)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (865,093)               (1,230,451)               (2,052,827)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 185,699                    80,853                   184,529
 Net transfers                             404,676                    47,706                   187,921
 Surrenders for benefit
  payments and fees                       (133,306)                 (234,695)                 (176,172)
 Net annuity transactions                       --                        --                        --
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        457,069                  (106,136)                  196,278
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                              (408,024)               (1,336,587)               (1,856,549)
NET ASSETS:
 Beginning of year                       1,949,318                 3,274,476                 3,755,601
                                    --------------            --------------            --------------
 End of year                            $1,541,294                $1,937,889                $1,899,052
                                    ==============            ==============            ==============

(a)  Not funded as of December 31, 2008.

(e)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    HUNTINGTON VA            HUNTINGTON VA
                                       ROTATING              INTERNATIONAL
                                     MARKETS FUND             EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,949                  $34,967
 Net realized gain (loss) on
  security transactions                   (35,687)                 (79,090)
 Net realized gain on
  distributions                            89,231                   64,048
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (611,103)              (1,369,280)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (545,610)              (1,349,355)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 96,013                  167,558
 Net transfers                            (16,064)                 179,202
 Surrenders for benefit
  payments and fees                       (82,892)                (183,461)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (2,943)                 163,299
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (548,553)              (1,186,056)
NET ASSETS:
 Beginning of year                      1,246,749                3,049,116
                                     ------------            -------------
 End of year                             $698,196               $1,863,060
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA                                 LORD ABBETT
                                HUNTINGTON VA              MORTGAGE              HUNTINGTON VA         ALL VALUE
                                MACRO 100 FUND         SECURITIES FUND            SITUS FUND           PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $2,340                 $95,162                 $(62,107)           $(81,928)
 Net realized gain (loss)
  on security transactions           (100,955)                   (282)                 (72,551)           (198,908)
 Net realized gain on
  distributions                            --                   2,200                   85,674              63,003
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (489,192)                (89,837)              (2,364,243)         (3,092,013)
                                 ------------            ------------            -------------       -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (587,807)                  7,243               (2,413,227)         (3,309,846)
                                 ------------            ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             30,732                  55,460                  235,472             779,295
 Net transfers                       (152,199)                258,312                   48,374           1,728,882
 Surrenders for benefit
  payments and fees                  (131,729)               (103,246)                (318,057)           (426,829)
 Net annuity transactions                  --                      --                       --                  --
                                 ------------            ------------            -------------       -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (253,196)                210,526                  (34,211)          2,081,348
                                 ------------            ------------            -------------       -------------
 Net increase (decrease)
  in net assets                      (841,003)                217,769               (2,447,438)         (1,228,498)
NET ASSETS:
 Beginning of year                  1,819,896               1,304,983                5,798,539           9,415,414
                                 ------------            ------------            -------------       -------------
 End of year                         $978,893              $1,522,752               $3,351,101          $8,186,916
                                 ============            ============            =============       =============

                                                                               LORD ABBETT
                                  LORD ABBETT              LORD ABBETT          GROWTH AND
                                AMERICA'S VALUE          BOND-DEBENTURE           INCOME
                                   PORTFOLIO                  FUND              PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $140,868               $1,715,066             $112,316
 Net realized gain (loss)
  on security transactions            (242,090)                (373,394)          (3,162,637)
 Net realized gain on
  distributions                        142,117                   85,143              467,015
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (2,005,203)              (8,426,987)         (57,419,543)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (1,964,308)              (7,000,172)         (60,002,849)
                                 -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             160,866                1,704,089            9,181,858
 Net transfers                         461,291                5,328,779            4,514,217
 Surrenders for benefit
  payments and fees                   (373,256)              (2,000,098)          (7,768,998)
 Net annuity transactions                   --                       --               (2,813)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               248,901                5,032,770            5,924,264
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets                     (1,715,407)              (1,967,402)         (54,078,585)
NET ASSETS:
 Beginning of year                   6,502,251               31,473,453          151,714,746
                                 -------------            -------------       --------------
 End of year                        $4,786,844              $29,506,051          $97,636,161
                                 =============            =============       ==============

(f) Formerly Huntington VA Situs Small Cap Fund. Change effective January 24, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                    LARGE-CAP CORE            MFS(R) CORE
                                       PORTFOLIO             EQUITY SERIES
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(26,739)               $(3,636)
 Net realized gain (loss) on
  security transactions                   (181,723)               (66,833)
 Net realized gain on
  distributions                             31,927                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,752,087)              (173,725)
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,928,622)              (244,194)
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 332,568                     --
 Net transfers                             787,630                (67,183)
 Surrenders for benefit
  payments and fees                       (202,680)               (53,306)
 Net annuity transactions                     (427)                    --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        917,091               (120,489)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (1,011,531)              (364,683)
NET ASSETS:
 Beginning of year                       5,259,703                641,377
                                     -------------            -----------
 End of year                            $4,248,172               $276,694
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    MFS(R) INVESTORS
                                 MFS(R) GROWTH           GROWTH         MFS(R) INVESTORS   MFS(R) TOTAL
                                     SERIES           STOCK SERIES        TRUST SERIES     RETURN SERIES
                                SUB-ACCOUNT (G)       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(8,720)            $(4,025)            $(8,969)        $148,359
 Net realized gain (loss) on
  security transactions                (4,613)            (47,511)             27,155         (100,805)
 Net realized gain on
  distributions                            --              16,393              74,367          667,380
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (251,356)           (173,486)           (494,882)      (3,488,075)
                                   ----------          ----------          ----------       ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (264,689)           (208,629)           (402,329)      (2,773,141)
                                   ----------          ----------          ----------       ----------
UNIT TRANSACTIONS:
 Purchases                                264                  --                   5           89,961
 Net transfers                            362              39,041            (108,751)        (863,341)
 Surrenders for benefit
  payments and fees                  (134,852)            (19,303)            (60,779)      (1,456,629)
 Net annuity transactions                  --                  --                  --           19,721
                                   ----------          ----------          ----------       ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (134,226)             19,738            (169,525)      (2,210,288)
                                   ----------          ----------          ----------       ----------
 Net increase (decrease) in
  net assets                         (398,915)           (188,891)           (571,854)      (4,983,429)
NET ASSETS:
 Beginning of year                    801,536             431,405           1,303,898       13,153,858
                                   ----------          ----------          ----------       ----------
 End of year                         $402,621            $242,514            $732,044       $8,170,429
                                   ==========          ==========          ==========       ==========

                                                       VAN KAMPEN --        VAN KAMPEN --
                                                       UIF EQUITY AND       UIF CORE PLUS
                                   MFS(R) VALUE            INCOME            FIXED INCOME
                                      SERIES             PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT (A)(B)      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5)               $1,460              $293,567
 Net realized gain (loss) on
  security transactions                  (440)              (12,506)             (157,219)
 Net realized gain on
  distributions                            --                 6,657                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (43,617)           (1,383,620)
                                    ---------            ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (445)              (48,006)           (1,247,272)
                                    ---------            ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                800                    --                 5,019
 Net transfers                           (355)              (62,320)              439,178
 Surrenders for benefit
  payments and fees                        --               (46,192)           (1,091,824)
 Net annuity transactions                  --                    --                    15
                                    ---------            ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       445              (108,512)             (647,612)
                                    ---------            ----------          ------------
 Net increase (decrease) in
  net assets                               --              (156,518)           (1,894,884)
NET ASSETS:
 Beginning of year                         --               275,714            10,651,667
                                    ---------            ----------          ------------
 End of year                             $ --              $119,196            $8,756,783
                                    =========            ==========          ============

(a)  Not funded as of December 31, 2008.

(b) From inception February 29, 2008 to December 31, 2008.

(g)  Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --            VAN KAMPEN --
                                     UIF EMERGING             UIF EMERGING
                                     MARKETS DEBT            MARKETS EQUITY
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $52,779                 $(422,849)
 Net realized gain (loss) on
  security transactions                   (22,152)               (1,692,024)
 Net realized gain on
  distributions                            39,825                 8,360,036
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (226,941)              (27,327,001)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (156,489)              (21,081,838)
                                     ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 22,522                 1,594,849
 Net transfers                            (57,465)                2,005,394
 Surrenders for benefit
  payments and fees                      (155,056)               (1,379,874)
 Net annuity transactions                      --                      (969)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (189,999)                2,219,400
                                     ------------            --------------
 Net increase (decrease) in
  net assets                             (346,488)              (18,862,438)
NET ASSETS:
 Beginning of year                      1,076,257                33,372,157
                                     ------------            --------------
 End of year                             $729,769               $14,509,719
                                     ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             VAN KAMPEN --            VAN KAMPEN --
                                    VAN KAMPEN --             UIF MID CAP                UIF U.S.             MORGAN STANLEY --
                                   UIF HIGH YIELD               GROWTH                MID CAP VALUE             FOCUS GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $74,214                 $(84,576)                $(101,863)               $(116,447)
 Net realized gain (loss) on
  security transactions                  (126,531)                (345,200)                 (218,778)                 (85,476)
 Net realized gain on
  distributions                                --                3,044,352                 4,233,825                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (211,756)              (9,173,112)              (10,764,994)              (6,495,585)
                                    -------------            -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (264,073)              (6,558,536)               (6,851,810)              (6,697,508)
                                    -------------            -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                  724,141                   510,504                   47,327
 Net transfers                           (528,896)               1,102,665                    69,383                 (820,398)
 Surrenders for benefit
  payments and fees                      (254,667)                (586,306)               (1,094,316)              (1,233,913)
 Net annuity transactions                      --                       --                    (2,235)                  (6,470)
                                    -------------            -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (783,563)               1,240,500                  (516,664)              (2,013,454)
                                    -------------            -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (1,047,636)              (5,318,036)               (7,368,474)              (8,710,962)
NET ASSETS:
 Beginning of year                      1,783,128               12,363,359                16,377,530               14,115,276
                                    -------------            -------------            --------------            -------------
 End of year                             $735,492               $7,045,323                $9,009,056               $5,404,314
                                    =============            =============            ==============            =============

                                                           MORGAN STANLEY --        MORGAN STANLEY --
                                  MORGAN STANLEY --             CAPITAL                  MID CAP
                                      BALANCED               OPPORTUNITIES               GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (H)            SUB-ACCOUNT            SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,063)                $(53,505)                $(24,508)
 Net realized gain (loss) on
  security transactions                  (136,030)                (141,079)                 213,697
 Net realized gain on
  distributions                           842,604                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,435,541)              (1,885,005)              (2,088,923)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,770,030)              (2,079,589)              (1,899,734)
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  7,608                   23,857                   12,765
 Net transfers                           (628,584)                (481,532)                (267,888)
 Surrenders for benefit
  payments and fees                      (850,526)                (415,347)                (302,819)
 Net annuity transactions                 (12,280)                  (2,195)                  (2,409)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,483,782)                (875,217)                (560,351)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (3,253,812)              (2,954,806)              (2,460,085)
NET ASSETS:
 Beginning of year                      8,226,103                4,702,435                4,248,622
                                    -------------            -------------            -------------
 End of year                           $4,972,291               $1,747,629               $1,788,537
                                    =============            =============            =============

(h) Formerly Balanced Growth. Change effective March 8, 2008.

(i)  Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                   MORGAN STANLEY --            DIVIDEND
                                    FLEXIBLE INCOME              GROWTH
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $25,748                $(146,943)
 Net realized gain (loss) on
  security transactions                   (449,277)                 (13,336)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (383,317)              (6,480,507)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (806,846)              (6,640,786)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                  120,880
 Net transfers                            (579,741)              (1,308,144)
 Surrenders for benefit
  payments and fees                       (668,642)              (1,867,628)
 Net annuity transactions                       --                   (4,461)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,248,383)              (3,059,353)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (2,055,229)              (9,700,139)
NET ASSETS:
 Beginning of year                       4,288,913               19,701,556
                                     -------------            -------------
 End of year                            $2,233,684              $10,001,417
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY --                                 MORGAN STANLEY --
                                  MORGAN STANLEY --             CAPITAL             MORGAN STANLEY --             GLOBAL
                                    GLOBAL EQUITY               GROWTH                MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (J)            SUB-ACCOUNT            SUB-ACCOUNT (K)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,768)                $(34,324)                 $32,666                 $(40,568)
 Net realized gain (loss) on
  security transactions                    24,666                   42,834                       --                  163,380
 Net realized gain on
  distributions                           348,273                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,603,187)              (1,661,352)                      --               (2,006,862)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,256,016)              (1,652,842)                  32,666               (1,884,050)
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 61,142                       --                    6,000                    3,689
 Net transfers                           (335,628)                (181,283)              12,347,717                 (142,264)
 Surrenders for benefit
  payments and fees                      (651,167)                (274,013)              (4,356,657)                (626,565)
 Net annuity transactions                  (7,780)                      --                       --                   34,285
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (933,433)                (455,296)               7,997,060                 (730,855)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (4,189,449)              (2,108,138)               8,029,726               (2,614,905)
NET ASSETS:
 Beginning of year                      7,517,861                3,544,470                7,820,233                5,914,921
                                    -------------            -------------            -------------            -------------
 End of year                           $3,328,412               $1,436,332              $15,849,959               $3,300,016
                                    =============            =============            =============            =============

                                  MORGAN STANLEY --          VAN KAMPEN --          VAN KAMPEN --
                                   EQUALLY-WEIGHTED            UIF SMALL              UIF GLOBAL
                                       S&P 500              COMPANY GROWTH            FRANCHISE
                                      PORTFOLIO                PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $54,100                $(9,968)                $(1,400)
 Net realized gain (loss) on
  security transactions                    127,180               (114,912)                (39,631)
 Net realized gain on
  distributions                          3,375,430                 43,965                  51,062
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,459,631)              (200,118)               (313,257)
                                    --------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (6,902,921)              (281,033)               (303,226)
                                    --------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  86,937                     --                      --
 Net transfers                          (2,403,988)               (37,828)               (258,604)
 Surrenders for benefit
  payments and fees                     (1,933,225)               (61,193)                (85,267)
 Net annuity transactions                   (8,372)                    --                      --
                                    --------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,258,648)               (99,021)               (343,871)
                                    --------------            -----------            ------------
 Net increase (decrease) in
  net assets                           (11,161,569)              (380,054)               (647,097)
NET ASSETS:
 Beginning of year                      19,618,685                651,536               1,157,875
                                    --------------            -----------            ------------
 End of year                            $8,457,116               $271,482                $510,778
                                    ==============            ===========            ============

(j)  Formerly Growth. Change effective May 1, 2008.

(k) Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                    MTB LARGE CAP            MTB LARGE CAP
                                    GROWTH FUND II           VALUE FUND II
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,874)                 $(3,367)
 Net realized gain (loss) on
  security transactions                   (30,781)                 (57,398)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (489,602)              (1,274,386)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (531,257)              (1,335,151)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 58,586                  138,066
 Net transfers                             77,453                  (25,449)
 Surrenders for benefit
  payments and fees                      (102,221)                (159,988)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        33,818                  (47,371)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (497,439)              (1,382,522)
NET ASSETS:
 Beginning of year                      1,288,304                3,317,506
                                     ------------            -------------
 End of year                             $790,865               $1,934,984
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MTB MANAGED             MTB MANAGED              MTB MANAGED
                                  ALLOCATION              ALLOCATION               ALLOCATION                OPPENHEIMER
                               FUND -- MODERATE       FUND -- AGGRESSIVE      FUND -- CONSERVATIVE             MIDCAP
                                   GROWTH II               GROWTH II                GROWTH II                  FUND/VA
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $3,529                $(3,908)                  $4,408                   $(39,392)
 Net realized gain (loss)
  on security transactions             (20,182)               (14,828)                  (1,267)                   (44,773)
 Net realized gain on
  distributions                        195,896                 51,248                   17,416                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,283,353)              (264,652)                (168,117)                (1,510,264)
                                 -------------            -----------              -----------              -------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (1,104,110)              (232,140)                (147,560)                (1,594,429)
                                 -------------            -----------              -----------              -------------
UNIT TRANSACTIONS:
 Purchases                             103,922                  8,460                    4,860                    133,222
 Net transfers                         599,608                (31,952)                 225,956                    337,045
 Surrenders for benefit
  payments and fees                   (325,105)               (55,508)                 (42,006)                  (135,410)
 Net annuity transactions                   --                     --                       --                         --
                                 -------------            -----------              -----------              -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               378,425                (79,000)                 188,810                    334,857
                                 -------------            -----------              -----------              -------------
 Net increase (decrease)
  in net assets                       (725,685)              (311,140)                  41,250                 (1,259,572)
NET ASSETS:
 Beginning of year                   3,366,553                628,795                  593,901                  2,987,242
                                 -------------            -----------              -----------              -------------
 End of year                        $2,640,868               $317,655                 $635,151                 $1,727,670
                                 =============            ===========              ===========              =============

                             OPPENHEIMER
                               CAPITAL                  OPPENHEIMER          OPPENHEIMER
                             APPRECIATION            GLOBAL SECURITIES       MAIN STREET
                               FUND/VA                    FUND/VA            FUND(R)/VA
                             SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(778,608)                 $(361,139)           $(42,595)
 Net realized gain (loss)
  on security transactions        (394,180)                (3,339,527)           (190,938)
 Net realized gain on
  distributions                         --                 12,161,941             643,538
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                         (28,963,165)              (102,010,446)         (5,159,189)
                            --------------            ---------------       -------------
 Net increase (decrease)
  in net assets resulting
  from operations              (30,135,953)               (93,549,171)         (4,749,184)
                            --------------            ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                       4,231,872                 11,785,611             446,194
 Net transfers                  12,086,074                  9,423,290             692,644
 Surrenders for benefit
  payments and fees             (3,294,703)               (10,026,951)           (563,706)
 Net annuity transactions               --                     (2,590)                 --
                            --------------            ---------------       -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        13,023,243                 11,179,360             575,132
                            --------------            ---------------       -------------
 Net increase (decrease)
  in net assets                (17,112,710)               (82,369,811)         (4,174,052)
NET ASSETS:
 Beginning of year              54,377,812                212,919,425          11,224,634
                            --------------            ---------------       -------------
 End of year                   $37,265,102               $130,549,614          $7,050,582
                            ==============            ===============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 OPPENHEIMER
                                 MAIN STREET           PUTNAM VT
                                  SMALL CAP           DIVERSIFIED
                                  FUND(R)/VA          INCOME FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(846,618)          $1,597,930
 Net realized gain (loss) on
  security transactions             (1,103,993)            (580,537)
 Net realized gain on
  distributions                      3,882,310                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (32,891,041)         (13,330,170)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (30,959,342)         (12,312,777)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           2,980,928            3,224,900
 Net transfers                       3,788,275           (2,069,164)
 Surrenders for benefit
  payments and fees                 (4,481,009)          (2,152,530)
 Net annuity transactions                   --                 (402)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,288,194             (997,196)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (28,671,148)         (13,309,973)
NET ASSETS:
 Beginning of year                  75,588,149           38,646,760
                                --------------       --------------
 End of year                       $46,917,001          $25,336,787
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                      PUTNAM VT           PUTNAM VT             INTERNATIONAL        PUTNAM VT
                                    GLOBAL ASSET         GROWTH AND              GROWTH AND        INTERNATIONAL
                                   ALLOCATION FUND       INCOME FUND             INCOME FUND        EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $155,669             $36,201                $(4,354)            $384,412
 Net realized gain (loss) on
  security transactions                  (147,203)           (163,630)               (25,550)            (789,532)
 Net realized gain on
  distributions                                --           1,013,533                 81,707           10,818,844
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,696,874)         (3,586,845)              (466,187)         (48,148,622)
                                    -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,688,408)         (2,700,741)              (414,384)         (37,734,898)
                                    -------------       -------------            -----------       --------------
UNIT TRANSACTIONS:
 Purchases                                142,817             117,971                 83,767            2,251,241
 Net transfers                            210,730            (379,955)               950,018            6,678,326
 Surrenders for benefit
  payments and fees                      (344,218)           (301,399)               (41,528)          (4,382,667)
 Net annuity transactions                      --                  --                     --                   --
                                    -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         9,329            (563,383)               992,257            4,546,900
                                    -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets                           (2,679,079)         (3,264,124)               577,873          (33,187,998)
NET ASSETS:
 Beginning of year                      7,605,827           7,122,486                 52,300           81,508,020
                                    -------------       -------------            -----------       --------------
 End of year                           $4,926,748          $3,858,362               $630,173          $48,320,022
                                    =============       =============            ===========       ==============


                                                      PUTNAM VT           PUTNAM VT
                                 PUTNAM VT               NEW              SMALL CAP
                               INVESTORS FUND        VALUE FUND           VALUE FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(369,261)            $28,607             $(27,654)
 Net realized gain (loss) on
  security transactions              (320,423)           (322,232)            (958,004)
 Net realized gain on
  distributions                            --           1,761,735           12,422,407
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (14,189,962)         (5,891,760)         (34,384,382)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (14,879,646)         (4,423,650)         (22,947,633)
                               --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          5,554,815             230,096              623,100
 Net transfers                     14,176,874            (797,254)            (464,602)
 Surrenders for benefit
  payments and fees                (1,827,905)           (346,694)          (2,887,192)
 Net annuity transactions                  --                  --                   --
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                17,903,784            (913,852)          (2,728,694)
                               --------------       -------------       --------------
 Net increase (decrease) in
  net assets                        3,024,138          (5,337,502)         (25,676,327)
NET ASSETS:
 Beginning of year                 22,038,487          10,262,705           57,444,394
                               --------------       -------------       --------------
 End of year                      $25,062,625          $4,925,203          $31,768,067
                               ==============       =============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                   THE GEORGE PUTNAM           PUTNAM VT
                                    FUND OF BOSTON             VISTA FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $162,254                $(14,038)
 Net realized gain (loss) on
  security transactions                   (125,779)                (12,886)
 Net realized gain on
  distributions                            466,857                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,070,211)               (483,844)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,566,879)               (510,768)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 754,662                  35,599
 Net transfers                            (484,097)                139,156
 Surrenders for benefit
  payments and fees                       (245,046)                (54,692)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         25,519                 120,063
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (2,541,360)               (390,705)
NET ASSETS:
 Beginning of year                       6,113,044               1,056,092
                                     -------------            ------------
 End of year                            $3,571,684                $665,387
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PIONEER OAK
                                                               PIONEER            RIDGE LARGE CAP         VAN KAMPEN LIT
                                      PUTNAM VT               FUND VCT              GROWTH VCT              ENTERPRISE
                                    VOYAGER FUND              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,308)               $(2,619)               $(5,864)                $(7,408)
 Net realized gain (loss) on
  security transactions                   (46,361)               (20,620)                (5,589)                (76,319)
 Net realized gain on
  distributions                                --                 22,356                 18,314                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (670,057)              (216,973)              (189,085)               (433,106)
                                    -------------            -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (741,726)              (217,856)              (182,224)               (516,833)
                                    -------------            -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 14,719                    236                    217                  14,667
 Net transfers                           (168,101)               (94,794)               (24,702)                (93,872)
 Surrenders for benefit
  payments and fees                      (177,394)              (106,900)               (64,269)               (147,307)
 Net annuity transactions                  10,236                     --                     --                      --
                                    -------------            -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (320,540)              (201,458)               (88,754)               (226,512)
                                    -------------            -----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (1,062,266)              (419,314)              (270,978)               (743,345)
NET ASSETS:
 Beginning of year                      2,201,923                771,857                528,500               1,335,343
                                    -------------            -----------            -----------            ------------
 End of year                           $1,139,657               $352,543               $257,522                $591,998
                                    =============            ===========            ===========            ============

                                    VAN KAMPEN LIT                                    VAN KAMPEN LIT
                                      GROWTH AND              VAN KAMPEN LIT              CAPITAL
                                        INCOME                   COMSTOCK                 GROWTH
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (L)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $143,696                  $486,855                $(4,726)
 Net realized gain (loss) on
  security transactions                   (694,107)               (2,202,887)                 2,985
 Net realized gain on
  distributions                          1,510,879                 3,826,805                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,614,984)              (31,684,073)              (155,906)
                                    --------------            --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,654,516)              (29,573,300)              (157,647)
                                    --------------            --------------            -----------
UNIT TRANSACTIONS:
 Purchases                               1,524,989                   985,705                     --
 Net transfers                             205,696                (1,455,958)                (3,651)
 Surrenders for benefit
  payments and fees                     (2,888,941)               (4,436,693)               (38,210)
 Net annuity transactions                     (568)                       --                     --
                                    --------------            --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,158,824)               (4,906,946)               (41,861)
                                    --------------            --------------            -----------
 Net increase (decrease) in
  net assets                           (17,813,340)              (34,480,246)              (199,508)
NET ASSETS:
 Beginning of year                      49,755,018                81,456,728                351,046
                                    --------------            --------------            -----------
 End of year                           $31,941,678               $46,976,482               $151,538
                                    ==============            ==============            ===========

(l) Formerly Van Kampen Life Investment Trust Strategic Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN LIT
                                       MID CAP            VAN KAMPEN LIT
                                       GROWTH               GOVERNMENT
                                      PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT (M)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,743)                $5,445
 Net realized gain (loss) on
  security transactions                   (1,778)                (7,113)
 Net realized gain on
  distributions                           43,243                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (138,368)                (7,952)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (99,646)                (9,620)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                  1,500
 Net transfers                            83,803                (66,828)
 Surrenders for benefit
  payments and fees                      (32,011)               (88,724)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       51,792               (154,052)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                             (47,854)              (163,672)
NET ASSETS:
 Beginning of year                       183,151                607,461
                                     -----------            -----------
 End of year                            $135,297               $443,789
                                     ===========            ===========

(m) Formerly Van Kampen LIT Aggressive Growth Portfolio. Change effective April 30, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO           WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                  C&B LARGE CAP          LARGE COMPANY             MONEY              SMALL CAP
                                    VALUE FUND            GROWTH FUND           MARKET FUND          GROWTH FUND
                                 SUB-ACCOUNT (N)          SUB-ACCOUNT         SUB-ACCOUNT (O)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                  $(246)                 $65                 $(219)
 Net realized gain (loss) on
  security transactions                    (50)                (4,202)                  --                (5,401)
 Net realized gain on
  distributions                             --                     --                   --                 4,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,196)                (5,270)                  --                (6,320)
                                    ----------            -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,246)                (9,718)                  65                (7,542)
                                    ----------            -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                   --                    --
 Net transfers                           3,851                 (7,908)              71,161                (2,224)
 Surrenders for benefit
  payments and fees                         (1)                    --                    1                    (1)
 Net annuity transactions                   --                     --                   --                    --
                                    ----------            -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,850                 (7,908)              71,162                (2,225)
                                    ----------            -----------            ---------            ----------
 Net increase (decrease) in
  net assets                             2,604                (17,626)              71,227                (9,767)
NET ASSETS:
 Beginning of year                          --                 24,297                   --                15,308
                                    ----------            -----------            ---------            ----------
 End of year                            $2,604                 $6,671              $71,227                $5,541
                                    ==========            ===========            =========            ==========

                                    RIDGEWORTH             RIDGEWORTH             RIDGEWORTH               RIDGEWORTH
                                  VARIABLE TRUST         VARIABLE TRUST         VARIABLE TRUST           VARIABLE TRUST
                                 LARGE CAP GROWTH        LARGE CAP CORE          MID-CAP CORE           LARGE CAP VALUE
                                    STOCK FUND             EQUITY FUND            EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (P)        SUB-ACCOUNT (Q)        SUB-ACCOUNT (R)         SUB-ACCOUNT (S)
-----------------------------  ---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(348)                 $(796)                 $(803)                  $13,750
 Net realized gain (loss) on
  security transactions                      43                 (4,803)                (1,543)                  (20,255)
 Net realized gain on
  distributions                           3,587                 15,268                  8,773                   192,111
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (14,188)               (69,316)               (42,253)               (1,089,818)
                                    -----------            -----------            -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10,906)               (59,647)               (35,826)                 (904,212)
                                    -----------            -----------            -----------            --------------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                     --                    73,953
 Net transfers                            2,653                 11,018                   (361)                  465,238
 Surrenders for benefit
  payments and fees                         (99)                (1,248)                (2,450)                 (175,948)
 Net annuity transactions                    --                     --                     --                        --
                                    -----------            -----------            -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,554                  9,770                 (2,811)                  363,243
                                    -----------            -----------            -----------            --------------
 Net increase (decrease) in
  net assets                             (8,352)               (49,877)               (38,637)                 (540,969)
NET ASSETS:
 Beginning of year                       25,693                139,041                 86,710                 2,328,608
                                    -----------            -----------            -----------            --------------
 End of year                            $17,341                $89,164                $48,073                $1,787,639
                                    ===========            ===========            ===========            ==============

(n) Funded as of April 9, 2008.

(o) Funded as of October 9, 2008.

(p) Formerly STI Classic VT Large Cap Growth Stock Fund. Change effective May 1, 2008.

(q) Formerly STI Classic VT Large Cap Core Equity Fund. Change effective May 1, 2008.

(r) Formerly STI Classic VT Mid-Cap Core Equity Fund. Change effective May 1, 2008.

(s) Formerly STI Classic VT Large Cap Value Equity Fund. Change effective May 1, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN VP
                                    BALANCED WEALTH          GLOBAL RESEARCH
                                  STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $176,599                 $(28,966)
 Net realized gain (loss) on
  security transactions                     (3,831)                   3,127
 Net realized gain on
  distributions                            469,380                   72,356
 Net unrealized appreciation
  (depreciation) of
  investments during the year              160,619                  128,657
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               802,767                  175,174
                                     -------------             ------------
UNIT TRANSACTIONS:
 Purchases                              11,565,456                  998,731
 Net transfers                          10,524,598                  174,425
 Surrenders for benefit
  payments and fees                     (1,270,777)                 (65,730)
 Net annuity transactions                     (449)                      --
                                     -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     20,818,828                1,107,426
                                     -------------             ------------
 Net increase (decrease) in
  net assets                            21,621,595                1,282,600
NET ASSETS:
 Beginning of year                      21,407,828                1,444,925
                                     -------------             ------------
 End of year                           $43,029,423               $2,727,525
                                     =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VP     ALLIANCEBERNSTEIN VP                              ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL             SMALL/MID CAP        ALLIANCEBERNSTEIN VP         INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO          VALUE PORTFOLIO          GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(702,503)               $(129,159)               $(221,796)                   $311
 Net realized gain (loss) on
  security transactions                    108,237                   12,048                   (2,473)                     42
 Net realized gain on
  distributions                          4,982,409                  904,650                1,486,281                  31,643
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (774,874)              (1,365,650)              (5,325,146)                (32,309)
                                    --------------            -------------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,613,269                 (578,111)              (4,063,134)                   (313)
                                    --------------            -------------            -------------              ----------
UNIT TRANSACTIONS:
 Purchases                              39,486,002                4,882,516               15,698,684                 111,357
 Net transfers                          15,960,252                2,875,662               10,246,628                 416,854
 Surrenders for benefit
  payments and fees                     (6,531,808)                (430,410)              (2,659,996)                 (6,433)
 Net annuity transactions                       --                       --                       --                      --
                                    --------------            -------------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     48,914,446                7,327,768               23,285,316                 521,778
                                    --------------            -------------            -------------              ----------
 Net increase (decrease) in
  net assets                            52,527,715                6,749,657               19,222,182                 521,465
NET ASSETS:
 Beginning of year                     101,518,926               10,401,588               44,746,503                      --
                                    --------------            -------------            -------------              ----------
 End of year                          $154,046,641              $17,151,245              $63,968,685                $521,465
                                    ==============            =============            =============              ==========

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND          GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $39,181                $(350,422)                $(84,438)
 Net realized gain (loss) on
  security transactions                  126,097                1,253,945                  703,631
 Net realized gain on
  distributions                          169,993                2,377,379                  867,895
 Net unrealized appreciation
  (depreciation) of
  investments during the year            164,514                  166,692                 (589,905)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             499,785                3,447,594                  897,183
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                25,782                  217,235                  198,065
 Net transfers                           214,155                 (517,456)                (327,610)
 Surrenders for benefit
  payments and fees                     (424,251)              (3,061,892)              (2,051,878)
 Net annuity transactions                     --                       --                    8,052
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (184,314)              (3,362,113)              (2,173,371)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                             315,471                   85,481               (1,276,188)
NET ASSETS:
 Beginning of year                     3,984,981               33,945,311               26,376,899
                                    ------------            -------------            -------------
 End of year                          $4,300,452              $34,030,792              $25,100,711
                                    ============            =============            =============

(a)  From inception November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                  INTERNATIONAL FUND      CAPITALIZATION FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(31,247)                $60,914
 Net realized gain (loss) on
  security transactions                    302,334                 170,765
 Net realized gain on
  distributions                            772,402                 417,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,595,212                 296,676
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,638,701                 945,955
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 173,007                   3,953
 Net transfers                             385,673                (214,591)
 Surrenders for benefit
  payments and fees                     (1,538,300)               (514,912)
 Net annuity transactions                    6,130                  12,703
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (973,490)               (712,847)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             1,665,211                 233,108
NET ASSETS:
 Beginning of year                      15,185,627               5,037,653
                                     -------------            ------------
 End of year                           $16,850,838              $5,270,761
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                           BB&T
                                        BB&T                    BB&T                                      SPECIAL
                                      MID CAP             CAPITAL MANAGER               BB&T           OPPORTUNITIES
                                     GROWTH VIF              EQUITY VIF            LARGE CAP VIF        EQUITY VIF
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (B)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,869)                $23,377                 $27,707           $(169,561)
 Net realized gain (loss) on
  security transactions                   14,023                   9,433                (262,931)             25,975
 Net realized gain on
  distributions                          322,162                 201,696                 839,953             833,635
 Net unrealized appreciation
  (depreciation) of
  investments during the year            484,172                (220,926)               (950,542)            384,804
                                    ------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             780,488                  13,580                (345,813)          1,074,853
                                    ------------            ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               724,476                 532,989               1,412,413           4,371,000
 Net transfers                           171,394                 (94,234)                351,601           1,560,810
 Surrenders for benefit
  payments and fees                      (96,545)                (81,670)               (104,755)           (623,068)
 Net annuity transactions                     --                      --                      --                  --
                                    ------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      799,325                 357,085               1,659,259           5,308,742
                                    ------------            ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,579,813                 370,665               1,313,446           6,383,595
NET ASSETS:
 Beginning of year                     2,089,242               1,359,111               3,008,945           7,906,888
                                    ------------            ------------            ------------       -------------
 End of year                          $3,669,055              $1,729,776              $4,322,391         $14,290,483
                                    ============            ============            ============       =============


                                        BB&T
                                    TOTAL RETURN           EVERGREEN VA           EVERGREEN VA
                                      BOND VIF            BALANCED FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $75,930               $14,846                $(84,959)
 Net realized gain (loss) on
  security transactions                    1,521                   233                  18,507
 Net realized gain on
  distributions                               --                    --               1,004,688
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,918                 9,527                (513,437)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             133,369                24,606                 424,799
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               776,571               164,155                 607,731
 Net transfers                           266,651               157,013                 131,203
 Surrenders for benefit
  payments and fees                     (182,153)               (7,081)               (206,278)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      861,069               314,087                 532,656
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             994,438               338,693                 957,455
NET ASSETS:
 Beginning of year                     1,915,706               282,801               4,321,773
                                    ------------            ----------            ------------
 End of year                          $2,910,144              $621,494              $5,279,228
                                    ============            ==========            ============

(b) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                    INTERNATIONAL          EVERGREEN VA
                                     EQUITY FUND            OMEGA FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $25,318                $(594)
 Net realized gain (loss) on
  security transactions                     3,473                  245
 Net realized gain on
  distributions                           131,855                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (32,352)               4,431
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              128,294                4,082
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                895,981                   --
 Net transfers                            313,616               (1,054)
 Surrenders for benefit
  payments and fees                       (52,225)                (271)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,157,372               (1,325)
                                     ------------            ---------
 Net increase (decrease) in
  net assets                            1,285,666                2,757
NET ASSETS:
 Beginning of year                        724,465               41,578
                                     ------------            ---------
 End of year                           $2,010,131              $44,335
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA            EVERGREEN VA
                                  SPECIAL              FUNDAMENTAL           FIDELITY(R) VIP      FIDELITY(R) VIP
                                VALUES FUND           LARGE CAP FUND          EQUITY-INCOME           GROWTH
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(7,468)              $(1,303)                $220,896            $(249,469)
 Net realized gain (loss) on
  security transactions              (28,599)                1,679                   19,268              163,993
 Net realized gain on
  distributions                    1,621,171                18,791                6,202,262               16,257
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,800,554)               (7,326)              (7,619,547)           4,918,724
                               -------------            ----------            -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,215,450)               11,841               (1,177,121)           4,849,505
                               -------------            ----------            -------------        -------------
UNIT TRANSACTIONS:
 Purchases                         3,110,917                52,727               17,363,435            5,213,644
 Net transfers                       867,424               (10,279)              10,050,141            1,577,115
 Surrenders for benefit
  payments and fees                 (518,642)                 (543)              (3,025,629)          (1,029,625)
 Net annuity transactions                 --                    --                       --                   --
                               -------------            ----------            -------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,459,699                41,905               24,387,947            5,761,134
                               -------------            ----------            -------------        -------------
 Net increase (decrease) in
  net assets                       2,244,249                53,746               23,210,826           10,610,639
NET ASSETS:
 Beginning of year                 9,707,726               192,583               50,840,635           15,018,314
                               -------------            ----------            -------------        -------------
 End of year                     $11,951,975              $246,329              $74,051,461          $25,628,953
                               =============            ==========            =============        =============

                                                                              FIDELITY(R) VIP
                               FIDELITY(R) VIP       FIDELITY(R) VIP               VALUE
                                CONTRAFUND(R)            MID CAP                 STRATEGIES
                                 SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,863,699)            $(910,974)                $(52,635)
 Net realized gain (loss) on
  security transactions                25,464               (11,594)                 (26,697)
 Net realized gain on
  distributions                    97,316,223             6,585,325                  414,932
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (50,500,431)            4,146,500                 (445,350)
                               --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       44,977,557             9,809,257                 (109,750)
                               --------------        --------------             ------------
UNIT TRANSACTIONS:
 Purchases                        102,394,403            19,620,820                2,874,349
 Net transfers                     57,048,611             7,842,909                1,295,694
 Surrenders for benefit
  payments and fees               (14,201,851)           (3,405,550)                (302,140)
 Net annuity transactions              (3,712)                   --                       --
                               --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               145,237,451            24,058,179                3,867,903
                               --------------        --------------             ------------
 Net increase (decrease) in
  net assets                      190,215,008            33,867,436                3,758,153
NET ASSETS:
 Beginning of year                220,607,934            66,412,430                3,190,312
                               --------------        --------------             ------------
 End of year                     $410,822,942          $100,279,866               $6,948,465
                               ==============        ==============             ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP           FRANKLIN
                                  DYNAMIC CAPITAL        SMALL-MID CAP
                                   APPRECIATION              GROWTH
                                     PORTFOLIO          SECURITIES FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(7)               $(74,159)
 Net realized gain (loss) on
  security transactions                     --                 284,502
 Net realized gain on
  distributions                          1,534                 302,417
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,615)               (118,689)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (88)                394,071
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              14,109                  40,899
 Net transfers                           7,618                (307,849)
 Surrenders for benefit
  payments and fees                         --                (493,744)
 Net annuity transactions                   --                      --
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,727                (760,694)
                                     ---------            ------------
 Net increase (decrease) in
  net assets                            21,639                (366,623)
NET ASSETS:
 Beginning of year                          --               4,324,286
                                     ---------            ------------
 End of year                           $21,639              $3,957,663
                                     =========            ============

(a)  From inception November 12, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                         TEMPLETON
                                      STRATEGIC                                        DEVELOPING              TEMPLETON
                                       INCOME                MUTUAL SHARES              MARKETS                  GROWTH
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $590,893                 $(46,100)                $22,806                $(19,175)
 Net realized gain (loss) on
  security transactions                    15,666                  357,586                 310,814                  97,843
 Net realized gain on
  distributions                            46,009                  529,717                 232,825                 180,607
 Net unrealized appreciation
  (depreciation) of
  investments during the year              25,843                 (555,194)                144,456                (228,895)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              678,411                  286,009                 710,901                  30,380
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 70,858                   83,040                  14,255                  26,215
 Net transfers                          7,319,993                  (23,099)               (465,134)               (109,445)
 Surrenders for benefit
  payments and fees                    (3,115,120)              (1,377,313)               (319,094)               (243,145)
 Net annuity transactions                      --                       --                      --                      --
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,275,731               (1,317,372)               (769,973)               (326,375)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            4,954,142               (1,031,363)                (59,072)               (295,995)
NET ASSETS:
 Beginning of year                     11,276,298               15,027,726               3,213,898               4,300,062
                                    -------------            -------------            ------------            ------------
 End of year                          $16,230,440              $13,996,363              $3,154,826              $4,004,067
                                    =============            =============            ============            ============

                                                            FIFTH THIRD
                                    FIFTH THIRD             DISCIPLINED             FIFTH THIRD
                                     BALANCED                  VALUE                  MID CAP
                                     VIP FUND                VIP FUND                VIP FUND
                                  SUB-ACCOUNT (C)         SUB-ACCOUNT (C)         SUB-ACCOUNT (C)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $427                   $7,642                $(5,740)
 Net realized gain (loss) on
  security transactions                  (8,051)                (961,164)              (150,488)
 Net realized gain on
  distributions                          17,717                1,692,716                229,653
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,211)                (397,027)               (23,009)
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,882                  342,167                 50,416
                                    -----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                9,607                  668,770                 44,780
 Net transfers                         (100,384)              (5,376,045)              (474,569)
 Surrenders for benefit
  payments and fees                      (8,467)                (185,910)               (18,360)
 Net annuity transactions                    --                       --                     --
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (99,244)              (4,893,185)              (448,149)
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets                            (93,362)              (4,551,018)              (397,733)
NET ASSETS:
 Beginning of year                       93,362                4,551,018                397,733
                                    -----------            -------------            -----------
 End of year                               $ --                     $ --                   $ --
                                    ===========            =============            ===========

(c)  This fund closed on October 12, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FIFTH THIRD
                                      QUALITY          HARTFORD
                                      GROWTH           ADVISERS
                                     VIP FUND          HLS FUND
                                  SUB-ACCOUNT (C)     SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(510)           $239,814
 Net realized gain (loss) on
  security transactions                 (4,182)             (5,336)
 Net realized gain on
  distributions                         13,308           2,983,643
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,835)         (2,087,184)
                                     ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,781           1,130,937
                                     ---------       -------------
UNIT TRANSACTIONS:
 Purchases                                  --           5,078,617
 Net transfers                         (49,876)          2,956,511
 Surrenders for benefit
  payments and fees                     (1,333)         (1,859,542)
 Net annuity transactions                   --                  --
                                     ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (51,209)          6,175,586
                                     ---------       -------------
 Net increase (decrease) in
  net assets                           (45,428)          7,306,523
NET ASSETS:
 Beginning of year                      45,428          20,980,626
                                     ---------       -------------
 End of year                              $ --         $28,287,149
                                     =========       =============

(c)  This fund closed on October 12, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD           HARTFORD            HARTFORD                 HARTFORD
                                     LARGECAP            TOTAL              DIVIDEND               FUNDAMENTAL
                                      GROWTH          RETURN BOND          AND GROWTH                 GROWTH
                                     HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $267          $14,962,024          $1,432,357                $(14,420)
 Net realized gain (loss) on
  security transactions                     --               20,252              33,116                     692
 Net realized gain on
  distributions                             --                   --          23,217,982                  83,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (69)          (4,713,092)        (12,000,418)                 35,504
                                    ----------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               198           10,269,184          12,683,037                 104,989
                                    ----------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              41,689           80,719,370          84,761,078                 327,577
 Net transfers                          59,024           69,385,327          56,239,751                 572,264
 Surrenders for benefit
  payments and fees                         (2)         (15,432,206)        (11,346,136)                (26,915)
 Net annuity transactions                   --               (5,161)               (470)                     --
                                    ----------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    100,711          134,667,330         129,654,223                 872,926
                                    ----------       --------------       -------------            ------------
 Net increase (decrease) in
  net assets                           100,909          144,936,514         142,337,260                 977,915
NET ASSETS:
 Beginning of year                          --          241,328,790         170,640,463                 714,581
                                    ----------       --------------       -------------            ------------
 End of year                          $100,909         $386,265,304        $312,977,723              $1,692,496
                                    ==========       ==============       =============            ============

                                      HARTFORD                                    HARTFORD
                                       GLOBAL                 HARTFORD          DISCIPLINED
                                      ADVISERS             GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (E)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,135)              $(101,772)         $(1,119,239)
 Net realized gain (loss) on
  security transactions                    5,956                 (17,272)              15,793
 Net realized gain on
  distributions                          329,531                 868,292              884,136
 Net unrealized appreciation
  (depreciation) of
  investments during the year            224,818                 606,494           14,496,300
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             539,170               1,355,742           14,276,990
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               905,106               1,780,979           41,218,306
 Net transfers                           734,913                 841,872           27,844,403
 Surrenders for benefit
  payments and fees                     (155,174)               (192,970)         (11,250,808)
 Net annuity transactions                     --                      --                   --
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,484,845               2,429,881           57,811,901
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                           2,024,015               3,785,623           72,088,891
NET ASSETS:
 Beginning of year                     2,914,364               5,104,907          190,291,362
                                    ------------            ------------       --------------
 End of year                          $4,938,379              $8,890,530         $262,380,253
                                    ============            ============       ==============

(a)  From inception November 12, 2007 to December 31, 2007.

(d) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(e)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD             GROWTH
                                   GROWTH           OPPORTUNITIES
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(157,762)          $(541,962)
 Net realized gain (loss) on
  security transactions                22,279              17,076
 Net realized gain on
  distributions                       800,333           7,992,377
 Net unrealized appreciation
  (depreciation) of
  investments during the year         791,372           1,372,663
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,456,222           8,840,154
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,886,933          11,002,116
 Net transfers                      1,251,069           8,060,923
 Surrenders for benefit
  payments and fees                  (513,987)         (1,843,302)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,624,015          17,219,737
                                -------------       -------------
 Net increase (decrease) in
  net assets                        4,080,237          26,059,891
NET ASSETS:
 Beginning of year                  8,462,647          27,395,692
                                -------------       -------------
 End of year                      $12,542,884         $53,455,583
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD                 HARTFORD
                                 HARTFORD                 HARTFORD              INTERNATIONAL            INTERNATIONAL
                                HIGH YIELD                 INDEX                   GROWTH                SMALL COMPANY
                                 HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,664,931                 $31,644                $(196,743)                 $67,339
 Net realized gain (loss) on
  security transactions                  781                  18,853                   18,000                   30,951
 Net realized gain on
  distributions                           --                 510,045                6,276,433                2,215,935
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,613,704)               (347,813)                (386,592)              (1,834,619)
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          52,008                 212,729                5,711,098                  479,606
                               -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                         6,475,447               1,922,232                8,510,161                6,336,205
 Net transfers                     6,684,476               1,228,699                7,189,116                  858,578
 Surrenders for benefit
  payments and fees               (1,105,053)               (351,737)                (926,494)                (271,230)
 Net annuity transactions             (3,924)                     --                       --                       --
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,050,946               2,799,194               14,772,783                6,923,553
                               -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                      12,102,954               3,011,923               20,483,881                7,403,159
NET ASSETS:
 Beginning of year                14,032,388               6,160,347               19,148,347                7,616,512
                               -------------            ------------            -------------            -------------
 End of year                     $26,135,342              $9,172,270              $39,632,228              $15,019,671
                               =============            ============            =============            =============

                                 HARTFORD                HARTFORD
                               INTERNATIONAL              MIDCAP            HARTFORD
                               OPPORTUNITIES              GROWTH          MONEY MARKET
                                 HLS FUND                HLS FUND           HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(194,980)                 $421           $1,441,878
 Net realized gain (loss) on
  security transactions              423,303                   (74)                  --
 Net realized gain on
  distributions                   13,908,571                10,963                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,096,212               (11,452)                  (3)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      15,233,106                  (142)           1,441,875
                               -------------            ----------       --------------
UNIT TRANSACTIONS:
 Purchases                        14,156,682               138,905           25,902,489
 Net transfers                     2,436,428                12,278            9,459,679
 Surrenders for benefit
  payments and fees               (2,882,857)               (1,572)         (10,194,183)
 Net annuity transactions                 --                    --                 (412)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               13,710,253               149,611           25,167,573
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets                      28,943,359               149,469           26,609,448
NET ASSETS:
 Beginning of year                49,774,795                    --           33,317,153
                               -------------            ----------       --------------
 End of year                     $78,718,154              $149,469          $59,926,601
                               =============            ==========       ==============

(a)  From inception November 12, 2007 to December 31, 2007.

(f) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD
                                       MORTGAGE              HARTFORD
                                      SECURITIES          SMALLCAP VALUE
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $340,560                 $283
 Net realized gain (loss) on
  security transactions                       805                 (103)
 Net realized gain on
  distributions                                --                2,538
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (201,418)              (2,739)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              139,947                  (21)
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              1,524,219               46,030
 Net transfers                            658,155               (1,371)
 Surrenders for benefit
  payments and fees                      (276,382)                  13
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,905,992               44,672
                                     ------------            ---------
 Net increase (decrease) in
  net assets                            2,045,939               44,651
NET ASSETS:
 Beginning of year                      6,351,395                   --
                                     ------------            ---------
 End of year                           $8,397,334              $44,651
                                     ============            =========

(a)  From inception November 12, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(53,272)               $(263,696)           $(94,762)               $2,957,222
 Net realized gain (loss) on
  security transactions                    12,241                   19,675              (3,629)                    4,009
 Net realized gain on
  distributions                         1,681,246                1,687,226           3,019,386                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,199,853)              (2,316,580)         (2,211,849)                  782,419
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              440,362                 (873,375)            709,146                 3,743,650
                                    -------------            -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              9,207,672                3,663,399           2,618,428                36,550,193
 Net transfers                          5,261,447                1,092,780           1,327,584                34,383,664
 Surrenders for benefit
  payments and fees                      (132,296)              (1,118,772)           (869,165)               (6,392,792)
 Net annuity transactions                      --                       --                  --                        --
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,336,823                3,637,407           3,076,847                64,541,065
                                    -------------            -------------       -------------            --------------
 Net increase (decrease) in
  net assets                           14,777,185                2,764,032           3,785,993                68,284,715
NET ASSETS:
 Beginning of year                      1,299,641               18,741,234          17,333,740                91,624,912
                                    -------------            -------------       -------------            --------------
 End of year                          $16,076,826              $21,505,266         $21,119,733              $159,909,627
                                    =============            =============       =============            ==============

                                                     HARTFORD            HARTFORD
                                 HARTFORD              VALUE              EQUITY
                                   VALUE           OPPORTUNITIES          INCOME
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $118,361            $(13,458)           $114,922
 Net realized gain (loss) on
  security transactions                2,495             (41,115)             (8,006)
 Net realized gain on
  distributions                      795,345           2,942,699             338,926
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (469,736)         (4,959,869)           (108,066)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         446,465          (2,071,743)            337,776
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                        13,506,534           8,414,201           3,444,293
 Net transfers                     7,372,084           2,933,837           2,806,595
 Surrenders for benefit
  payments and fees                 (481,897)           (586,123)           (349,645)
 Net annuity transactions                 --                  --              (2,231)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,396,721          10,761,915           5,899,012
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      20,843,186           8,690,172           6,236,788
NET ASSETS:
 Beginning of year                 5,327,300          10,917,382           5,582,355
                               -------------       -------------       -------------
 End of year                     $26,170,486         $19,607,554         $11,819,143
                               =============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                        INCOME                 DIVIDEND
                                     EQUITY FUND             CAPTURE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,956                 $79,385
 Net realized gain (loss) on
  security transactions                      (554)                 (1,291)
 Net realized gain on
  distributions                            85,078                 221,483
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (133,204)               (721,252)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (40,724)               (421,675)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                800,291                 952,835
 Net transfers                            161,382                 523,153
 Surrenders for benefit
  payments and fees                      (170,680)               (179,912)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       790,993               1,296,076
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              750,269                 874,401
NET ASSETS:
 Beginning of year                      2,050,334               4,240,152
                                     ------------            ------------
 End of year                           $2,800,603              $5,114,553
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                HUNTINGTON VA              MID CORP                  NEW                   ROTATING
                                 GROWTH FUND             AMERICA FUND            ECONOMY FUND            MARKETS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(14,577)               $(26,314)               $(39,983)                $(6,005)
 Net realized gain (loss)
  on security transactions              2,620                   1,536                  12,128                     493
 Net realized gain on
  distributions                           176                  30,509                  60,750                  36,564
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                185,970                 159,674                 283,820                  12,568
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     174,189                 165,405                 316,715                  43,620
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            744,690                 645,742                 851,418                 742,512
 Net transfers                        234,697                 266,178                 101,569                 120,578
 Surrenders for benefit
  payments and fees                   (87,311)               (121,301)               (146,993)                (29,330)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              892,076                 790,619                 805,994                 833,760
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     1,066,265                 956,024               1,122,709                 877,380
NET ASSETS:
 Beginning of year                    883,053               2,318,452               2,632,892                 369,369
                                 ------------            ------------            ------------            ------------
 End of year                       $1,949,318              $3,274,476              $3,755,601              $1,246,749
                                 ============            ============            ============            ============

                                HUNTINGTON VA                                   HUNTINGTON VA
                                INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                 EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(31,849)               $(19,067)                 $6,129
 Net realized gain (loss)
  on security transactions              3,899                   3,444                     325
 Net realized gain on
  distributions                         4,225                 282,987                     222
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                284,979                (348,261)                 19,693
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     261,254                 (80,897)                 26,369
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,002,296                 220,117                 460,098
 Net transfers                        378,752                 109,217                 182,038
 Surrenders for benefit
  payments and fees                  (114,510)                (95,801)                (58,819)
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,266,538                 233,533                 583,317
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     1,527,792                 152,636                 609,686
NET ASSETS:
 Beginning of year                  1,521,324               1,667,260                 695,297
                                 ------------            ------------            ------------
 End of year                       $3,049,116              $1,819,896              $1,304,983
                                 ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA            LORD ABBETT
                                     SITUS SMALL              ALL VALUE
                                       CAP FUND               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(59,615)               $(74,774)
 Net realized gain (loss) on
  security transactions                     8,840                   5,354
 Net realized gain on
  distributions                           305,679                 354,909
 Net unrealized appreciation
  (depreciation) of
  investments during the year             137,049                  53,725
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              391,953                 339,214
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,291,694               1,772,383
 Net transfers                            262,373               1,033,961
 Surrenders for benefit
  payments and fees                      (200,521)               (258,985)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,353,546               2,547,359
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,745,499               2,886,573
NET ASSETS:
 Beginning of year                      4,053,040               6,528,841
                                     ------------            ------------
 End of year                           $5,798,539              $9,415,414
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             LORD ABBETT
                                   LORD ABBETT            LORD ABBETT         GROWTH AND            LORD ABBETT
                                 AMERICA'S VALUE             BOND               INCOME               LARGE CAP
                                    PORTFOLIO           DEBENTURE FUND        PORTFOLIO              CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (G)      SUB-ACCOUNT          SUB-ACCOUNT (H)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $106,684             $1,510,261             $98,009              $(27,042)
 Net realized gain (loss) on
  security transactions                   2,321                    311              12,018                 8,085
 Net realized gain on
  distributions                         204,369                101,725          10,297,360               181,877
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (304,943)              (674,147)         (9,461,550)              120,735
                                   ------------          -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,431                938,150             945,837               283,655
                                   ------------          -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                            1,315,468              6,887,300          48,557,891             1,425,782
 Net transfers                        1,140,227              9,434,641          28,141,170             1,270,107
 Surrenders for benefit
  payments and fees                    (233,677)            (1,136,478)         (5,834,624)             (146,041)
 Net annuity transactions                    --                     --              (4,310)                 (452)
                                   ------------          -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,222,018             15,185,463          70,860,127             2,549,396
                                   ------------          -------------      --------------          ------------
 Net increase (decrease) in
  net assets                          2,230,449             16,123,613          71,805,964             2,833,051
NET ASSETS:
 Beginning of year                    4,271,802             15,349,840          79,908,782             2,426,652
                                   ------------          -------------      --------------          ------------
 End of year                         $6,502,251            $31,473,453        $151,714,746            $5,259,703
                                   ============          =============      ==============          ============


                                                                          MFS INVESTORS
                                    MFS CORE           MFS EMERGING           GROWTH
                                  EQUITY SERIES       GROWTH SERIES        STOCK SERIES
                                 SUB-ACCOUNT (I)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(8,177)           $(11,917)            $(5,388)
 Net realized gain (loss) on
  security transactions                 34,618              75,505               7,695
 Net realized gain on
  distributions                             --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,587              63,123              37,589
                                   -----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            65,028             126,711              39,896
                                   -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                  --               2,067                  --
 Net transfers                         (28,707)              2,157             (21,957)
 Surrenders for benefit
  payments and fees                    (75,686)            (17,826)            (12,024)
 Net annuity transactions                   --                  --                  --
                                   -----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (104,393)            (13,602)            (33,981)
                                   -----------          ----------          ----------
 Net increase (decrease) in
  net assets                           (39,365)            113,109               5,915
NET ASSETS:
 Beginning of year                     680,742             688,427             425,490
                                   -----------          ----------          ----------
 End of year                          $641,377            $801,536            $431,405
                                   ===========          ==========          ==========

(g) Formerly Lord Abbett Bond-Debenture Portfolio. Change effective August 15, 2007.

(h) Formerly Lord Abbett Large-Cap Core Portfolio. Change effective August 15, 2007.

(i)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    MFS INVESTORS         MFS TOTAL
                                     TRUST SERIES       RETURN SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,738)           $116,441
 Net realized gain (loss) on
  security transactions                    74,408             260,641
 Net realized gain on
  distributions                            11,334             352,281
 Net unrealized appreciation
  (depreciation) of
  investments during the year              34,872            (376,977)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              108,876             352,386
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  8,916             206,946
 Net transfers                             30,719            (134,537)
 Surrenders for benefit
  payments and fees                       (95,111)         (1,966,786)
 Net annuity transactions                      --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (55,476)         (1,894,377)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                               53,400          (1,541,991)
NET ASSETS:
 Beginning of year                      1,250,498          14,695,849
                                     ------------       -------------
 End of year                           $1,303,898         $13,153,858
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EQUITY AND         CORE PLUS                EMERGING                EMERGING
                                      INCOME         FIXED INCOME             MARKETS DEBT           MARKETS EQUITY
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $81            $219,263                 $59,511                $(266,922)
 Net realized gain (loss) on
  security transactions                  5,910              51,753                   1,859                   36,206
 Net realized gain on
  distributions                          7,498                  --                  33,590                2,472,707
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,089)            130,660                 (48,612)               4,952,869
                                    ----------       -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,400             401,676                  46,348                7,194,860
                                    ----------       -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --              54,450                  18,000                6,921,587
 Net transfers                         101,257            (529,439)                (25,161)               6,007,376
 Surrenders for benefit
  payments and fees                    (18,513)         (2,028,236)                (79,568)              (1,107,854)
 Net annuity transactions                   --                  --                      --                    8,788
                                    ----------       -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     82,744          (2,503,225)                (86,729)              11,829,897
                                    ----------       -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            88,144          (2,101,549)                (40,381)              19,024,757
NET ASSETS:
 Beginning of year                     187,570          12,753,216               1,116,638               14,347,400
                                    ----------       -------------            ------------            -------------
 End of year                          $275,714         $10,651,667              $1,076,257              $33,372,157
                                    ==========       =============            ============            =============

                                                          MID CAP          U.S. MID CAP
                                     HIGH YIELD           GROWTH               VALUE
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $131,251           $(126,250)          $(143,712)
 Net realized gain (loss) on
  security transactions                  (59,067)             30,690             172,684
 Net realized gain on
  distributions                               --             380,649           1,547,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (28,539)          1,081,503            (848,661)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              43,645           1,366,592             727,709
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --           2,342,845           3,908,089
 Net transfers                           (24,288)          3,141,786             428,174
 Surrenders for benefit
  payments and fees                     (270,368)           (499,089)         (1,274,971)
 Net annuity transactions                     --                  --              14,319
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (294,656)          4,985,542           3,075,611
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                            (251,011)          6,352,134           3,803,320
NET ASSETS:
 Beginning of year                     2,034,139           6,011,225          12,574,210
                                    ------------       -------------       -------------
 End of year                          $1,783,128         $12,363,359         $16,377,530
                                    ============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FOCUS             BALANCED
                                   GROWTH              GROWTH
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(208,262)            $96,092
 Net realized gain (loss) on
  security transactions               385,048             227,172
 Net realized gain on
  distributions                            --             732,102
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,542,029            (807,381)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,718,815             247,985
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             38,586              54,982
 Net transfers                       (549,285)           (162,006)
 Surrenders for benefit
  payments and fees                (2,877,666)         (2,218,498)
 Net annuity transactions              (8,406)            (14,860)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,396,771)         (2,340,382)
                                -------------       -------------
 Net increase (decrease) in
  net assets                         (677,956)         (2,092,397)
NET ASSETS:
 Beginning of year                 14,793,232          10,318,500
                                -------------       -------------
 End of year                      $14,115,276          $8,226,103
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      CAPITAL           DEVELOPING                FLEXIBLE           DIVIDEND
                                   OPPORTUNITIES          GROWTH                   INCOME             GROWTH
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(72,624)           $(52,984)               $204,811            $(71,111)
 Net realized gain (loss) on
  security transactions                  165,914             578,280                (230,331)            721,284
 Net realized gain on
  distributions                               --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            670,221             373,665                 123,409              91,089
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             763,511             898,961                  97,889             741,262
                                    ------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 7,760              10,305                   2,720             106,884
 Net transfers                          (136,797)           (342,175)                 52,330            (912,883)
 Surrenders for benefit
  payments and fees                     (784,770)         (1,246,666)               (716,613)         (5,572,699)
 Net annuity transactions                 (2,910)             (3,393)                     --              (7,370)
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (916,717)         (1,581,929)               (661,563)         (6,386,068)
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (153,206)           (682,968)               (563,674)         (5,644,806)
NET ASSETS:
 Beginning of year                     4,855,641           4,931,590               4,852,587          25,346,362
                                    ------------       -------------            ------------       -------------
 End of year                          $4,702,435          $4,248,622              $4,288,913         $19,701,556
                                    ============       =============            ============       =============


                               GLOBAL EQUITY               GROWTH               MONEY MARKET
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(64,915)               $(54,962)                $231,355
 Net realized gain (loss) on
  security transactions              329,184                 157,153                       --
 Net realized gain on
  distributions                    1,141,553                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (303,799)                546,121                       --
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,102,023                 648,312                  231,355
                               -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             3,550                     450                   34,134
 Net transfers                       (56,851)               (126,988)               3,707,699
 Surrenders for benefit
  payments and fees               (1,858,361)               (537,796)              (3,134,534)
 Net annuity transactions            (10,568)                     --                       --
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,922,230)               (664,334)                 607,299
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets                        (820,207)                (16,022)                 838,654
NET ASSETS:
 Beginning of year                 8,338,068               3,560,492                6,981,579
                               -------------            ------------            -------------
 End of year                      $7,517,861              $3,544,470               $7,820,233
                               =============            ============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                       EQUALLY-WEIGHTED
                                  UTILITIES                 S&P 500
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $17,436                 $(48,126)
 Net realized gain (loss) on
  security transactions               569,959                1,868,955
 Net realized gain on
  distributions                            --                2,119,306
 Net unrealized appreciation
  (depreciation) of
  investments during the year         439,418               (3,773,902)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,026,813                  166,233
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,268                  133,822
 Net transfers                         (8,294)              (1,150,595)
 Surrenders for benefit
  payments and fees                (1,262,984)              (4,535,453)
 Net annuity transactions                  --                  (11,139)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,270,010)              (5,563,365)
                                -------------            -------------
 Net increase (decrease) in
  net assets                         (243,197)              (5,397,132)
NET ASSETS:
 Beginning of year                  6,158,118               25,015,817
                                -------------            -------------
 End of year                       $5,914,921              $19,618,685
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               SMALL COMPANY                                  MTB LARGE CAP           MTB LARGE CAP
                                   GROWTH            GLOBAL FRANCHISE         GROWTH FUND II          VALUE FUND II
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(13,530)               $(22,730)               $(10,929)                $(9,515)
 Net realized gain (loss)
  on security transactions            4,808                  21,567                   1,654                  (1,362)
 Net realized gain on
  distributions                      54,962                 108,848                  86,394                 116,206
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (44,925)                (15,512)                (12,438)               (146,845)
                                 ----------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     1,315                  92,173                  64,681                 (41,516)
                                 ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              624                     432                 539,977               1,424,936
 Net transfers                       76,144                   4,183                  40,761                 212,111
 Surrenders for benefit
  payments and fees                 (52,852)                (72,287)                (57,829)               (159,512)
 Net annuity transactions                --                      --                      --                      --
                                 ----------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             23,916                 (67,672)                522,909               1,477,535
                                 ----------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                      25,231                  24,501                 587,590               1,436,019
NET ASSETS:
 Beginning of year                  626,305               1,133,374                 700,714               1,881,487
                                 ----------            ------------            ------------            ------------
 End of year                       $651,536              $1,157,875              $1,288,304              $3,317,506
                                 ==========            ============            ============            ============

                                 MTB MANAGED             MTB MANAGED              MTB MANAGED
                                  ALLOCATION              ALLOCATION               ALLOCATION
                               FUND -- MODERATE       FUND -- AGGRESSIVE      FUND -- CONSERVATIVE
                                  GROWTH II               GROWTH II                GROWTH II
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $29,672                   $212                   $7,157
 Net realized gain (loss)
  on security transactions              6,556                 (3,665)                     531
 Net realized gain on
  distributions                       103,894                 28,398                   11,563
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  6,873                   (123)                  (5,444)
                                 ------------             ----------               ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     146,995                 24,822                   13,807
                                 ------------             ----------               ----------
UNIT TRANSACTIONS:
 Purchases                            754,367                104,775                  304,636
 Net transfers                        324,024                 96,918                   85,077
 Surrenders for benefit
  payments and fees                  (266,773)                   642                  (13,205)
 Net annuity transactions                  --                     --                       --
                                 ------------             ----------               ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              811,618                202,335                  376,508
                                 ------------             ----------               ----------
 Net increase (decrease)
  in net assets                       958,613                227,157                  390,315
NET ASSETS:
 Beginning of year                  2,407,940                401,638                  203,586
                                 ------------             ----------               ----------
 End of year                       $3,366,553               $628,795                 $593,901
                                 ============             ==========               ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     OPPENHEIMER              OPPENHEIMER
                                        MIDCAP                  CAPITAL
                                       FUND VA             APPRECIATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,875)               $(652,424)
 Net realized gain (loss) on
  security transactions                    31,394                   90,975
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,825                5,023,281
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,344                4,461,832
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,034,224               14,981,662
 Net transfers                            (14,486)               6,411,467
 Surrenders for benefit
  payments and fees                      (214,626)              (1,985,486)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       805,112               19,407,643
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              896,456               23,869,475
NET ASSETS:
 Beginning of year                      2,090,786               30,508,337
                                     ------------            -------------
 End of year                           $2,987,242              $54,377,812
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER                                        OPPENHEIMER           PUTNAM
                                        GLOBAL                 OPPENHEIMER              MAIN STREET         DIVERSIFIED
                                   SECURITIES FUND          MAIN STREET FUND          SMALL CAP FUND          INCOME
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(925,816)                $(92,935)               $(943,608)           $810,327
 Net realized gain (loss) on
  security transactions                     (1,404)                   7,448                  (17,204)             (3,392)
 Net realized gain on
  distributions                          6,456,644                       --                2,000,089                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (893,806)                 219,030               (4,489,264)                970
                                    --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,635,618                  133,543               (3,449,987)            807,905
                                    --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              66,381,370                2,444,668               18,578,414          14,064,432
 Net transfers                          38,507,520                1,745,157               12,548,565           5,261,631
 Surrenders for benefit
  payments and fees                     (7,926,851)                (491,394)              (3,022,641)         (1,429,421)
 Net annuity transactions                   (3,854)                      --                       --                (418)
                                    --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     96,958,185                3,698,431               28,104,338          17,896,224
                                    --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                           101,593,803                3,831,974               24,654,351          18,704,129
NET ASSETS:
 Beginning of year                     111,325,622                7,392,660               50,933,798          19,942,631
                                    --------------            -------------            -------------       -------------
 End of year                          $212,919,425              $11,224,634              $75,588,149         $38,646,760
                                    ==============            =============            =============       =============

                                                                                 PUTNAM
                                       PUTNAM             PUTNAM              INTERNATIONAL
                                    GLOBAL ASSET        GROWTH AND             GROWTH AND
                                     ALLOCATION           INCOME                 INCOME
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(75,933)           $(28,839)                $(60)
 Net realized gain (loss) on
  security transactions                    7,545               7,103                   --
 Net realized gain on
  distributions                               --             691,250                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            115,381          (1,318,269)                 317
                                    ------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              46,993            (648,755)                 257
                                    ------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,562,014           2,961,146               34,133
 Net transfers                           925,227           1,243,922               17,910
 Surrenders for benefit
  payments and fees                     (257,983)           (326,468)                  --
 Net annuity transactions                     --                  --                   --
                                    ------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,229,258           3,878,600               52,043
                                    ------------       -------------            ---------
 Net increase (decrease) in
  net assets                           2,276,251           3,229,845               52,300
NET ASSETS:
 Beginning of year                     5,329,576           3,892,641                   --
                                    ------------       -------------            ---------
 End of year                          $7,605,827          $7,122,486              $52,300
                                    ============       =============            =========

(a)  From inception November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   PUTNAM
                                INTERNATIONAL          PUTNAM
                                   EQUITY             INVESTORS
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $739,926           $(119,586)
 Net realized gain (loss) on
  security transactions                72,960              10,520
 Net realized gain on
  distributions                     8,131,653                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,997,563)           (898,792)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,946,976          (1,007,858)
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         16,998,345          13,299,893
 Net transfers                      6,055,747           6,184,008
 Surrenders for benefit
  payments and fees                (3,264,071)           (362,901)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                19,790,021          19,121,000
                                -------------       -------------
 Net increase (decrease) in
  net assets                       23,736,997          18,113,142
NET ASSETS:
 Beginning of year                 57,771,023           3,925,345
                                -------------       -------------
 End of year                      $81,508,020         $22,038,487
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     PUTNAM
                                  PUTNAM                    PUTNAM             THE GEORGE PUTNAM             PUTNAM
                                 NEW VALUE             SMALL CAP VALUE           FUND OF BOSTON              VISTA
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(56,184)                $(596,807)                $38,597                $(16,136)
 Net realized gain (loss) on
  security transactions              (24,727)                 (115,078)                 (6,189)                 13,495
 Net realized gain on
  distributions                      913,501                 6,020,565                 414,994                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,617,428)              (15,155,753)               (542,312)                 14,640
                               -------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (784,838)               (9,847,073)                (94,910)                 11,999
                               -------------            --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,815,647                13,183,272               3,195,074                 352,633
 Net transfers                       868,994                 8,729,907                (720,204)                 (5,441)
 Surrenders for benefit
  payments and fees                 (339,501)               (2,343,818)               (178,560)               (100,470)
 Net annuity transactions                 --                        --                      --                      --
                               -------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,345,140                19,569,361               2,296,310                 246,722
                               -------------            --------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,560,302                 9,722,288               2,201,400                 258,721
NET ASSETS:
 Beginning of year                 8,702,403                47,722,106               3,911,644                 797,371
                               -------------            --------------            ------------            ------------
 End of year                     $10,262,705               $57,444,394              $6,113,044              $1,056,092
                               =============            ==============            ============            ============

                                                                                 PIONEER OAK
                                                             PIONEER           RIDGE LARGE CAP
                                       PUTNAM                FUND VCT             GROWTH VCT
                                      VOYAGER               PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (J)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,126)              $(4,116)              $(9,376)
 Net realized gain (loss) on
  security transactions                   29,484                12,141                 5,593
 Net realized gain on
  distributions                               --                14,426                 2,095
 Net unrealized appreciation
  (depreciation) of
  investments during the year             79,377                (1,955)               34,651
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              73,735                20,496                32,963
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               434,725                22,356                10,555
 Net transfers                          (217,744)              (32,423)              (14,347)
 Surrenders for benefit
  payments and fees                     (143,836)              (23,743)              (28,406)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       73,145               (33,810)              (32,198)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             146,880               (13,314)                  765
NET ASSETS:
 Beginning of year                     2,055,043               785,171               527,735
                                    ------------            ----------            ----------
 End of year                          $2,201,923              $771,857              $528,500
                                    ============            ==========            ==========

(j) Effective November 9, 2007, Pioneer Value VCT Portfolio merged with Pioneer Fund VCT Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                                         GROWTH AND
                                      ENTERPRISE           INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,722)          $(162,991)
 Net realized gain (loss) on
  security transactions                     9,511             278,636
 Net realized gain on
  distributions                                --           1,282,233
 Net unrealized appreciation
  (depreciation) of
  investments during the year             165,453          (1,653,818)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              155,242            (255,940)
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  1,830          13,019,903
 Net transfers                           (106,908)          9,373,978
 Surrenders for benefit
  payments and fees                      (248,014)         (2,683,564)
 Net annuity transactions                      --                (771)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (353,092)         19,709,546
                                     ------------       -------------
 Net increase (decrease) in
  net assets                             (197,850)         19,453,606
NET ASSETS:
 Beginning of year                      1,533,193          30,301,412
                                     ------------       -------------
 End of year                           $1,335,343         $49,755,018
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              AGGRESSIVE            GOVERNMENT
                                 COMSTOCK            STRATEGIC GROWTH      GROWTH PORTFOLIO         PORTFOLIO
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(133,852)              $(6,015)              $(4,931)              $12,275
 Net realized gain (loss) on
  security transactions               19,580                 5,411                11,195                   305
 Net realized gain on
  distributions                    1,532,019                    --                16,956                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,274,640)               36,533                 9,514                14,414
                               -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (3,856,893)               35,929                32,734                26,994
                               -------------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                        11,661,009                    --                   432                 5,300
 Net transfers                    12,139,812                62,400               (67,214)               87,985
 Surrenders for benefit
  payments and fees               (3,573,168)               (7,259)               (3,731)              (20,328)
 Net annuity transactions                 --                    --                    --                    --
                               -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,227,653                55,141               (70,513)               72,957
                               -------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                      16,370,760                91,070               (37,779)               99,951
NET ASSETS:
 Beginning of year                65,085,968               259,976               220,930               507,510
                               -------------            ----------            ----------            ----------
 End of year                     $81,456,728              $351,046              $183,151              $607,461
                               =============            ==========            ==========            ==========

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         STI CLASSIC VT
                                  LARGE COMPANY          SMALL CAP         LARGE CAP GROWTH
                                   GROWTH FUND          GROWTH FUND           STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (K)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(367)               $(235)                $(188)
 Net realized gain (loss) on
  security transactions                   155                  218                    65
 Net realized gain on
  distributions                            --                2,373                 1,460
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,473                 (785)                  683
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,261                1,571                 2,020
                                    ---------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              3,230                1,615                25,000
 Net transfers                           (412)              (1,769)               (1,327)
 Surrenders for benefit
  payments and fees                        (3)                  (3)                   --
 Net annuity transactions                  --                   --                    --
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,815                 (157)               23,673
                                    ---------            ---------             ---------
 Net increase (decrease) in
  net assets                            4,076                1,414                25,693
NET ASSETS:
 Beginning of year                     20,221               13,894                    --
                                    ---------            ---------             ---------
 End of year                          $24,297              $15,308               $25,693
                                    =========            =========             =========

(k) Funded as of June 11, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   STI CLASSIC VT        STI CLASSIC VT          STI CLASSIC VT
                                   LARGE CAP CORE         MID-CAP CORE          LARGE CAP VALUE
                                    EQUITY FUND            EQUITY FUND            EQUITY FUND
                                  SUB-ACCOUNT (L)        SUB-ACCOUNT (M)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(814)              $(1,218)                    $158
 Net realized gain (loss) on
  security transactions                      89                   110                    2,636
 Net realized gain on
  distributions                           7,645                11,282                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,715)               (8,722)                   6,974
                                     ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,795)                1,452                    9,768
                                     ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                3,671                15,000                  520,199
 Net transfers                           15,648                 1,403                  367,235
 Surrenders for benefit
  payments and fees                        (306)                 (764)                 (96,598)
 Net annuity transactions                    --                    --                       --
                                     ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,013                15,639                  790,836
                                     ----------             ---------             ------------
 Net increase (decrease) in
  net assets                             17,218                17,091                  800,604
NET ASSETS:
 Beginning of year                      121,823                69,619                1,528,004
                                     ----------             ---------             ------------
 End of year                           $139,041               $86,710               $2,328,608
                                     ==========             =========             ============

(l) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(m) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS Global Research Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. International Growth Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Large-Cap Core Portfolio, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Total Return Series, MFS(R) Value Series, Van Kampen --UIF Equity and Income Portfolio, Van Kampen -- UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Debt Portfolio, Van Kampen --UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Balanced Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Global Equity Portfolio, Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Morgan Stanley -- Equally-Weighted S&P 500 Portfolio, Van Kampen -- UIF Small Company Growth Portfolio, Van Kampen -- UIF Global Franchise Portfolio, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, MTB Managed Allocation Fund -- Conservative Growth II, Oppenheimer MidCap Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small

-------------------------------------------------------------------------------

    Cap Fund(R)/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT New Value Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Vista Fund, Putnam VT Voyager Fund, Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Van Kampen LIT Enterprise Portfolio, Van Kampen LIT Growth and Income Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Mid Cap Growth Portfolio, Van Kampen LIT Government Portfolio, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, RidgeWorth Variable Trust Large Cap Growth Stock Fund, RidgeWorth Variable Trust Large Cap Core Equity Fund, RidgeWorth Variable Trust Mid-Cap Core Equity Fund, and RidgeWorth Variable Trust Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

    The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES AND ADMINISTRATIVE FEES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of up to 0.20% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                   PURCHASES         PROCEEDS
SUB-ACCOUNT                                         AT COST         FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy       $22,076,454      $6,422,810
 Portfolio
AllianceBernstein VPS Global Research Growth             985,870         784,003
 Portfolio
AllianceBernstein VPS International Value             46,909,296      15,397,009
 Portfolio
AllianceBernstein VPS Small/Mid Cap Value              4,887,568       3,651,299
 Portfolio
AllianceBernstein VPS Value Portfolio                 21,966,568       5,942,894
AllianceBernstein VPS International Growth             4,845,196         867,868
 Portfolio
AIM V.I. International Growth Fund                           870             554
American Funds Global Growth Fund                      1,148,701       1,013,130

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                   PURCHASES         PROCEEDS
SUB-ACCOUNT                                         AT COST         FROM SALES
--------------------------------------------------------------------------------
American Funds Growth Fund                            $5,411,322      $6,969,981
American Funds Growth-Income Fund                      2,979,936       5,583,148
American Funds International Fund                      3,324,753       4,190,515
American Funds Global Small Capitalization
 Fund                                                    850,290       1,481,993
BB&T Mid Cap Growth VIF                                1,042,414         775,040
BB&T Capital Manager Equity VIF                          430,738         598,163
BB&T Large Cap VIF                                     1,645,751         869,145
BB&T Special Opportunities Equity VIF                  3,186,667       2,582,153
BB&T Total Return Bond VIF                             5,734,242       2,037,284
Evergreen VA Diversified Capital Builder Fund             79,349         135,591
Evergreen VA Growth Fund                                 570,262         904,095
Evergreen VA International Equity Fund                 1,407,781         546,361
Evergreen VA Omega Fund                                  205,259         135,017
Evergreen VA Special Values Fund                       2,056,324       3,217,183
Evergreen VA Fundamental Large Cap Fund                    2,469          54,616
Fidelity VIP Equity-Income Portfolio                  16,937,461       6,920,205
Fidelity VIP Growth Portfolio                          5,925,518       4,324,600
Fidelity VIP Contrafund(R) Portfolio                  65,065,152      29,999,763
Fidelity VIP Mid Cap Portfolio                        24,943,935      12,878,340
Fidelity VIP Value Strategies Portfolio                3,072,023       2,131,394
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                               507,294         178,769
Franklin Small-Mid Cap Growth Securities Fund            773,965         776,878
Franklin Small Cap Value Securities Fund                     507             249
Franklin Strategic Income Securities Fund              3,518,145      10,222,234
Mutual Shares Securities Fund                          1,645,437       2,957,719
Templeton Developing Markets Securities Fund             794,956         849,199
Templeton Growth Securities Fund                         492,668         963,660
Templeton Global Income Securities Fund                    2,100             223
Hartford Advisers HLS Fund                             4,680,738       4,726,820
Hartford LargeCap Growth HLS Fund                        708,521         182,500
Hartford Total Return Bond HLS Fund                   84,825,118      68,876,447
Hartford Capital Appreciation HLS Fund                 4,137,551          83,835
Hartford Dividend and Growth HLS Fund                 55,151,828      29,445,178
Hartford Fundamental Growth HLS Fund                   2,829,314       1,709,740
Hartford Global Advisers HLS Fund                      3,168,899       1,546,283
Hartford Global Equity HLS Fund                          113,717          28,815
Hartford Global Growth HLS Fund                        3,445,887       2,198,135
Hartford Disciplined Equity HLS Fund                  34,558,665      36,442,005
Hartford Growth HLS Fund                               3,646,532       2,564,332
Hartford Growth Opportunities HLS Fund                18,975,025       8,296,046
Hartford High Yield HLS Fund                          11,274,103       7,920,539
Hartford Index HLS Fund                                2,395,585       2,305,927
Hartford International Growth HLS Fund                 7,586,247       5,418,342
Hartford International Small Company HLS Fund          3,909,511       3,993,227
Hartford International Opportunities HLS Fund         15,829,430      12,007,976

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   PURCHASES         PROCEEDS
SUB-ACCOUNT                                         AT COST         FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap Growth HLS Fund                       $1,078,543        $328,434
Hartford Money Market HLS Fund                       179,436,538      63,280,040
Hartford SmallCap Value HLS Fund                       1,004,093         205,663
Hartford Small Company HLS Fund                       13,882,664       2,673,480
Hartford SmallCap Growth HLS Fund                      3,930,905       4,957,009
Hartford Stock HLS Fund                                3,211,974       3,080,188
Hartford U.S. Government Securities HLS Fund          66,879,402      63,887,343
Hartford Value HLS Fund                               23,006,747       5,293,941
Hartford Value Opportunities HLS Fund                  2,904,578       3,819,585
Hartford Equity Income HLS Fund                        3,769,745       2,594,396
American Funds Bond HLS Fund                               2,419           2,136
American Funds Global Small Capitalization HLS
 Fund                                                         71              --
American Funds Growth HLS Fund                             1,536             916
American Funds International HLS Fund                      1,094             685
Huntington VA Income Equity Fund                         601,145         242,836
Huntington VA Dividend Capture Fund                    1,028,118         807,385
Huntington VA Growth Fund                              1,062,362         430,949
Huntington VA Mid Corp America Fund                      527,526         506,655
Huntington VA New Economy Fund                           969,883         378,222
Huntington VA Rotating Markets Fund                      281,848         183,612
Huntington VA International Equity Fund                  788,409         526,098
Huntington VA Macro 100 Fund                             204,325         455,181
Huntington VA Mortgage Securities Fund                   689,321         381,433
Huntington VA Situs Fund                                 722,745         733,389
Lord Abbett All Value Portfolio                        4,012,016       1,949,594
Lord Abbett America's Value Portfolio                  1,907,801       1,375,915
Lord Abbett Bond-Debenture Fund                       14,745,667       7,912,689
Lord Abbett Growth and Income Portfolio               23,594,918      17,091,331
Lord Abbett Large-Cap Core Portfolio                   2,755,191       1,832,912
MFS(R) Core Equity Series                                  4,495         128,621
MFS(R) Growth Series                                      34,346         177,291
MFS(R) Investors Growth Stock Series                     220,663         188,558
MFS(R) Investors Trust Series                            186,968         291,094
MFS(R) Total Return Series                             1,635,276       3,029,825
MFS(R) Value Series                                        1,512           1,072
Van Kampen -- UIF Equity and Income Portfolio             18,610         119,004
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                             3,106,709       3,460,754
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                               361,455         458,850
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                            17,798,156       7,641,570
Van Kampen -- UIF High Yield Portfolio                   183,384         892,733
Van Kampen -- UIF Mid Cap Growth Portfolio             6,967,283       2,767,006
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                             6,521,839       2,906,541
Morgan Stanley -- Focus Growth Portfolio                 148,718       2,278,619
Morgan Stanley -- Balanced Portfolio                   1,047,895       1,730,135
Morgan Stanley -- Capital Opportunities
 Portfolio                                               290,174       1,218,896
Morgan Stanley -- Mid Cap Growth Portfolio               133,642         718,501
Morgan Stanley -- Flexible Income Portfolio              375,417       1,598,052
Morgan Stanley -- Dividend Growth Portfolio              123,747       3,330,043

-------------------------------------------------------------------------------

                                                   PURCHASES         PROCEEDS
SUB-ACCOUNT                                         AT COST         FROM SALES
--------------------------------------------------------------------------------
Morgan Stanley -- Global Equity Portfolio               $577,684      $1,188,612
Morgan Stanley -- Capital Growth Portfolio               349,267         838,887
Morgan Stanley -- Money Market Portfolio              17,020,819       8,991,094
Morgan Stanley -- Global Infrastructure
 Portfolio                                               230,381       1,001,804
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio                                             4,346,308       5,175,429
Van Kampen -- UIF Small Company Growth
 Portfolio                                               326,621         391,645
Van Kampen -- UIF Global Franchise Portfolio             236,103         530,312
MTB Large Cap Growth Fund II                             295,037         272,093
MTB Large Cap Value Fund II                              482,363         533,103
MTB Managed Allocation Fund -- Moderate Growth
 II                                                    1,052,352         474,503
MTB Managed Allocation Fund -- Aggressive
 Growth II                                                90,750         122,410
MTB Managed Allocation Fund -- Conservative
 Growth II                                               265,639          55,005
Oppenheimer Midcap Fund/VA                               795,101         499,637
Oppenheimer Capital Appreciation Fund/VA              17,988,074       5,743,440
Oppenheimer Global Securities Fund/VA                 41,948,520      18,968,369
Oppenheimer Main Street Fund(R)/VA                     2,754,951       1,578,874
Oppenheimer Main Street Small Cap Fund(R)/VA          15,028,016       9,704,123
Putnam VT Diversified Income Fund                     10,268,167       9,667,434
Putnam VT Global Asset Allocation Fund                 1,298,077       1,133,079
Putnam VT Growth and Income Fund                       1,659,724       1,173,373
Putnam VT International Growth and Income
 Fund                                                  1,407,363         337,753
Putnam VT International Equity Fund                   24,560,712       8,810,556
Putnam VT Investors Fund                              21,338,830       3,804,308
Putnam VT New Value Fund                               3,010,991       2,134,500
Putnam VT Small Cap Value Fund                        19,498,522       9,832,463
Putnam VT The George Putnam Fund of Boston             2,776,471       2,121,841
Putnam VT Vista Fund                                     296,158         190,134
Putnam VT Voyager Fund                                    89,742         435,591
Pioneer Fund VCT Portfolio                                32,409         214,129
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio                                                35,970         112,275
Van Kampen LIT Enterprise Portfolio                       41,665         275,584
Van Kampen LIT Growth and Income Portfolio             9,394,446       8,898,694
Van Kampen LIT Comstock Portfolio                     13,396,702      13,989,985
Van Kampen LIT Capital Growth Portfolio                   96,336         142,922
Van Kampen LIT Mid Cap Growth Portfolio                  133,012          40,720
Van Kampen LIT Government Portfolio                      790,945         939,552
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                      4,154             304
Wells Fargo Advantage VT Large Company Growth
 Fund                                                      1,455           9,609
Wells Fargo Advantage VT Money Market Fund                71,445             218
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                      8,327           6,373
RidgeWorth Variable Trust Large Cap Growth
 Stock Fund                                                7,167           1,374
RidgeWorth Variable Trust Large Cap Core
 Equity Fund                                              38,826          14,584
RidgeWorth Variable Trust Mid-Cap Core Equity
 Fund                                                     10,228           5,069
RidgeWorth Variable Trust Large Cap Value
 Equity Fund                                             824,807         255,703
                                                ----------------  --------------
                                                  $1,119,706,422    $662,595,881
                                                ================  ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio           1,785,845       602,081      1,183,764
AllianceBernstein VPS Global
 Research Growth Portfolio              64,119        76,140        (12,021)
AllianceBernstein VPS
 International Value Portfolio       3,467,852     1,377,185      2,090,667
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   316,920       348,935        (32,015)
AllianceBernstein VPS Value
 Portfolio                           1,753,995       653,168      1,100,827
AllianceBernstein VPS
 International Growth
 Portfolio                             546,406       126,818        419,588
AIM V.I. International Growth
 Fund                                       94            94             --
American Funds Global Growth
 Fund                                   69,504        88,451        (18,947)
American Funds Growth Fund             237,639       804,289       (566,650)
American Funds Growth-Income
 Fund                                  125,145       451,787       (326,642)
American Funds International
 Fund                                  130,075       366,847       (236,772)
American Funds Global Small
 Capitalization Fund                    23,411       188,735       (165,324)
BB&T Mid Cap Growth VIF                293,139       487,892       (194,753)
BB&T Capital Manager Equity VIF        134,427       541,491       (407,064)
BB&T Large Cap VIF                     519,015       618,155        (99,140)
BB&T Special Opportunities
 Equity VIF                          1,700,272     1,714,720        (14,448)
BB&T Total Return Bond VIF           5,062,999     1,831,470      3,231,529
Evergreen VA Diversified
 Capital Builder Fund                   89,068       126,840        (37,772)
Evergreen VA Growth Fund               561,831       923,626       (361,795)
Evergreen VA International
 Equity Fund                         1,044,090       452,144        591,946
Evergreen VA Omega Fund                331,988       223,777        108,211
Evergreen VA Special Values
 Fund                                1,250,073     2,152,141       (902,068)
Evergreen VA Fundamental Large
 Cap Fund                                   --        40,852        (40,852)
Fidelity VIP Equity-Income
 Portfolio                           1,502,696       712,476        790,220
Fidelity VIP Growth Portfolio          572,205       392,743        179,462
Fidelity VIP Contrafund(R)
 Portfolio                           4,508,249     2,666,049      1,842,200
Fidelity VIP Mid Cap Portfolio         956,895     1,101,930       (145,035)
Fidelity VIP Value Strategies
 Portfolio                             230,595       214,286         16,309
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 62,442        22,870         39,572
Franklin Small-Mid Cap Growth
 Securities Fund                        70,039       117,905        (47,866)
Franklin Small Cap Value
 Securities Fund                            48            41              7
Franklin Strategic Income
 Securities Fund                       164,926       667,568       (502,642)
Mutual Shares Securities Fund           67,111       202,910       (135,799)
Templeton Developing Markets
 Securities Fund                        14,375        76,412        (62,037)
Templeton Growth Securities
 Fund                                   15,311        80,346        (65,035)
Templeton Global Income
 Securities Fund                           221            22            199
Hartford Advisers HLS Fund           2,341,492     2,874,122       (532,630)
Hartford LargeCap Growth HLS
 Fund                                   86,219        24,070         62,149
Hartford Total Return Bond HLS
 Fund                               34,370,655    39,907,806     (5,537,151)
Hartford Capital Appreciation
 HLS Fund                              565,909         5,984        559,925
Hartford Dividend and Growth
 HLS Fund                           24,567,814    17,668,792      6,899,022
Hartford Fundamental Growth HLS
 Fund                                2,054,936     1,503,734        551,202
Hartford Global Advisers HLS
 Fund                                2,025,767     1,218,015        807,752
Hartford Global Equity HLS Fund         14,615         4,607         10,008
Hartford Global Growth HLS Fund      1,812,925     1,402,000        410,925

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Disciplined Equity HLS
 Fund                               10,647,775    30,912,608    (20,264,833)
Hartford Growth HLS Fund             2,631,607     2,124,115        507,492
Hartford Growth Opportunities
 HLS Fund                           10,117,649     5,479,935      4,637,714
Hartford High Yield HLS Fund         7,126,981     6,264,601        862,380
Hartford Index HLS Fund              1,811,822     1,932,627       (120,805)
Hartford International Growth
 HLS Fund                            4,098,165     4,213,501       (115,336)
Hartford International Small
 Company HLS Fund                    1,568,003     1,983,036       (415,033)
Hartford International
 Opportunities HLS Fund              8,021,215     7,874,858        146,357
Hartford MidCap Growth HLS Fund        139,591        50,548         89,043
Hartford Money Market HLS Fund     137,252,486    47,565,184     89,687,302
Hartford SmallCap Value HLS
 Fund                                  135,250        27,531        107,719
Hartford Small Company HLS Fund      8,016,415     1,656,152      6,360,263
Hartford SmallCap Growth HLS
 Fund                                3,254,409     4,336,737     (1,082,328)
Hartford Stock HLS Fund              2,472,804     2,541,641        (68,837)
Hartford U.S. Government
 Securities HLS Fund                47,219,431    53,186,181     (5,966,750)
Hartford Value HLS Fund             15,483,015     4,528,210     10,954,805
Hartford Value Opportunities
 HLS Fund                            2,075,943     3,040,728       (964,785)
Hartford Equity Income HLS Fund      2,243,802     2,015,764        228,038
American Funds Bond HLS Fund               247           247             --
American Funds Global Small
 Capitalization HLS Fund                     8            --              8
American Funds Growth HLS Fund             170           170             --
American Funds International
 HLS Fund                                  124           124             --
Huntington VA Income Equity
 Fund                                  257,418       200,761         56,657
Huntington VA Dividend Capture
 Fund                                  187,331       450,963       (263,632)
Huntington VA Growth Fund              777,625       258,317        519,308
Huntington VA Mid Corp America
 Fund                                  249,624       289,234        (39,610)
Huntington VA New Economy Fund         375,832       229,712        146,120
Huntington VA Rotating Markets
 Fund                                  113,693        92,087         21,606
Huntington VA International
 Equity Fund                            45,892        37,760          8,132
Huntington VA Macro 100 Fund           197,543       484,581       (287,038)
Huntington VA Mortgage
 Securities Fund                        53,764        33,612         20,152
Huntington VA Situs Fund               543,387       552,751         (9,364)
Lord Abbett All Value Portfolio        359,740       181,925        177,815
Lord Abbett America's Value
 Portfolio                             149,470       141,348          8,122
Lord Abbett Bond-Debenture Fund      1,185,336       753,379        431,957
Lord Abbett Growth and Income
 Portfolio                           2,068,027     1,736,627        331,400
Lord Abbett Large-Cap Core
 Portfolio                             249,981       171,083         78,898
MFS(R) Core Equity Series                   69        23,135        (23,066)
MFS(R) Growth Series                     5,647        26,868        (21,221)
MFS(R) Investors Growth Stock
 Series                                 30,293        35,355         (5,062)
MFS(R) Investors Trust Series           11,566        53,222        (41,656)
MFS(R) Total Return Series              54,961       225,615       (170,654)
MFS(R) Value Series                        153           153             --
Van Kampen -- UIF Equity and
 Income Portfolio                          483         8,406         (7,923)
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio                257,824       322,626        (64,802)
Van Kampen -- UIF Emerging
 Markets Debt Portfolio                 11,833        21,172         (9,339)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio              527,968       495,450         32,518
Van Kampen -- UIF High Yield
 Portfolio                               8,450        87,391        (78,941)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap
 Growth Portfolio                      298,442       227,269         71,173
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                       190,294       225,724        (35,430)
Morgan Stanley -- Focus Growth
 Portfolio                              10,550       446,385       (435,835)
Morgan Stanley -- Balanced
 Portfolio                               8,577       137,885       (129,308)
Morgan Stanley -- Capital
 Opportunities Portfolio                58,127       238,758       (180,631)
Morgan Stanley -- Mid Cap
 Growth Portfolio                       10,819        33,469        (22,650)
Morgan Stanley -- Flexible
 Income Portfolio                       35,605       167,447       (131,842)
Morgan Stanley -- Dividend
 Growth Portfolio                        4,891       156,013       (151,122)
Morgan Stanley -- Global Equity
 Portfolio                              16,146       101,988        (85,842)
Morgan Stanley -- Capital
 Growth Portfolio                       76,818       109,139        (32,321)
Morgan Stanley -- Money Market
 Portfolio                           1,861,912       766,902      1,095,010
Morgan Stanley -- Global
 Infrastructure Portfolio               19,190        85,337        (66,147)
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              55,584       325,598       (270,014)
Van Kampen -- UIF Small Company
 Growth Portfolio                       24,611        38,060        (13,449)
Van Kampen -- UIF Global
 Franchise Portfolio                    10,289        32,337        (22,048)
MTB Large Cap Growth Fund II           283,338       261,439         21,899
MTB Large Cap Value Fund II            392,613       450,746        (58,133)
MTB Managed Allocation Fund --
 Moderate Growth II                    752,387       414,835        337,552
MTB Managed Allocation Fund --
 Aggressive Growth II                    3,387        10,147         (6,760)
MTB Managed Allocation Fund --
 Conservative Growth II                 23,386         4,770         18,616
Oppenheimer MidCap Fund/VA              90,575        50,599         39,976
Oppenheimer Capital
 Appreciation Fund                   1,789,624       577,864      1,211,760
Oppenheimer Global Securities
 Fund/VA                             2,384,500     1,733,581        650,919
Oppenheimer Main Street
 Fund(R)/VA                            196,460       157,660         38,800
Oppenheimer Main Street Small
 Cap Fund(R)/VA                      1,055,674       952,706        102,968
Putnam VT Diversified Income
 Fund                                  515,445       610,462        (95,017)
Putnam VT Global Asset
 Allocation Fund                        53,150        72,661        (19,511)
Putnam VT Growth and Income
 Fund                                   21,118        53,329        (32,211)
Putnam VT International Growth
 and Income Fund                       156,151        39,825        116,326
Putnam VT International Equity
 Fund                                  881,664       616,624        265,040
Putnam VT Investors Fund             2,643,408       552,604      2,090,804
Putnam VT New Value Fund                68,447       132,651        (64,204)
Putnam VT Small Cap Value Fund         331,892       524,312       (192,420)
Putnam VT The George Putnam
 Fund of Boston                        169,951       169,369            582
Putnam VT Vista Fund                    40,941        25,004         15,937
Putnam VT Voyager Fund                  11,845        31,508        (19,663)
Pioneer Fund VCT Portfolio               2,027       190,173       (188,146)
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio                   16,771       109,752        (92,981)
Van Kampen LIT Enterprise
 Portfolio                               5,996        43,313        (37,317)
Van Kampen LIT Growth and
 Income Portfolio                      493,493       625,322       (131,829)
Van Kampen LIT Comstock
 Portfolio                             584,128     1,021,773       (437,645)
Van Kampen LIT Capital Growth
 Portfolio                               6,849         9,946         (3,097)
Van Kampen LIT Mid Cap Growth
 Portfolio                               8,662         3,109          5,553
Van Kampen LIT Government
 Portfolio                              71,797        87,018        (15,221)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                    3,486           271          3,215
Wells Fargo Advantage VT Large
 Company Growth Fund                     1,356        12,937        (11,581)
Wells Fargo Advantage VT Money
 Market Fund                            66,655            --         66,655
Wells Fargo Advantage VT Small
 Cap Growth Fund                         2,884         6,436         (3,552)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
RidgeWorth Variable Trust Large
 Cap Growth Stock Fund                     351            72            279
RidgeWorth Variable Trust Large
 Cap Core Equity Fund                   13,604        10,026          3,578
RidgeWorth Variable Trust
 Mid-Cap Core Equity Fund                  758         3,012         (2,254)
RidgeWorth Variable Trust Large
 Cap Value Equity Fund                 352,042       158,041        194,001

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUE        REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 Balanced Wealth Strategy
 Portfolio                       1,883,751       202,325          1,681,426
AllianceBernstein VP Global
 Research Growth Portfolio         103,389        26,972             76,417
AllianceBernstein VP
 International Value
 Portfolio                       3,938,197       762,074          3,176,123
AllianceBernstein VP
 Small/Mid Cap Value
 Portfolio                         735,040       165,942            569,098
AllianceBernstein VP Value
 Portfolio                       2,033,465       159,412          1,874,053
AllianceBernstein VPS
 International Growth
 Portfolio                          50,137           544             49,593
American Funds Global Growth
 Fund                               46,174        58,061            (11,887)
American Funds Growth Fund         197,168       463,656           (266,488)
American Funds Growth-Income
 Fund                              123,460       271,938           (148,478)
American Funds International
 Fund                              108,816       201,799            (92,983)
American Funds Global Small
 Capitalization Fund                25,705        56,621            (30,916)
BB&T Mid Cap Growth VIF            632,488       191,799            440,689
BB&T Capital Manager Equity
 VIF                               487,973       206,947            281,026
BB&T Large Cap VIF               2,077,884     1,813,937            263,947
BB&T Special Opportunities
 Equity VIF                      3,641,463       517,398          3,124,065
BB&T Total Return Bond VIF       1,175,415       353,435            821,980
Evergreen VA Balanced Fund         306,034         5,894            300,140
Evergreen VA Growth Fund         1,018,622       542,125            476,497
Evergreen VA International
 Equity Fund                       911,427       119,975            791,452
Evergreen VA Omega Fund                142         2,062             (1,920)
Evergreen VA Special Values
 Fund                            2,556,792       756,155          1,800,637
Evergreen VA Fundamental
 Large Cap Fund                     50,013        22,421             27,592
Fidelity(R) VIP
 Equity-Income                   2,216,963       309,287          1,907,676
Fidelity(R) VIP Growth             786,898       293,604            493,294
Fidelity(R) VIP
 Contrafund(R)                  11,447,634       627,285         10,820,349
Fidelity(R) VIP Mid Cap          2,144,167       379,016          1,765,151
Fidelity(R) VIP Value
 Strategies                        421,552       128,127            293,425
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                           2,266            --              2,266
Franklin Small-Mid Cap
 Growth Securities Fund             48,938       138,893            (89,955)
Franklin Strategic Income
 Securities Fund                   499,952       216,418            283,534
Mutual Shares Securities
 Fund                               55,643       129,095            (73,452)
Templeton Developing Markets
 Securities Fund                    10,537        45,039            (34,502)
Templeton Growth Securities
 Fund                               19,651        40,420            (20,769)
Hartford Advisers HLS Fund       5,653,968     1,619,838          4,034,130
Hartford LargeCap Growth HLS
 Fund                               10,280            --             10,280
Hartford Total Return Bond
 HLS Fund                       86,374,523     7,935,268         78,439,255
Hartford Dividend and Growth
 HLS Fund                       70,775,174     3,289,177         67,485,997
Hartford Fundamental Growth
 HLS Fund                          739,469        66,574            672,895
Hartford Global Advisers HLS
 Fund                            1,148,342       185,894            962,448
Hartford Global Growth HLS
 Fund                            1,856,745       625,897          1,230,848

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUE        REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
Hartford Disciplined Equity
 HLS Fund                       52,801,022     9,657,183         43,143,839
Hartford Growth HLS Fund         2,874,896     1,027,642          1,847,254
Hartford Growth
 Opportunities HLS Fund         10,313,540     1,436,444          8,877,096
Hartford High Yield HLS Fund     9,707,541     1,311,583          8,395,958
Hartford Index HLS Fund          3,350,529     1,567,847          1,782,682
Hartford International
 Growth HLS Fund                 9,041,770       842,724          8,199,046
Hartford International Small
 Company HLS Fund                3,866,415     1,065,878          2,800,537
Hartford International
 Opportunities HLS Fund         14,583,917     6,184,138          8,399,779
Hartford MidCap Growth HLS
 Fund                               15,918           645             15,273
Hartford Money Market HLS
 Fund                           63,109,118    43,771,455         19,337,663
Hartford Mortgage Securities
 HLS Fund                        1,739,945       467,266          1,272,679
Hartford SmallCap Value HLS
 Fund                                5,332           432              4,900
Hartford Small Company HLS
 Fund                            7,490,861       227,774          7,263,087
Hartford SmallCap Growth HLS
 Fund                            4,354,974     1,833,288          2,521,686
Hartford Stock HLS Fund          2,714,831     1,101,519          1,613,312
Hartford U.S. Government
 Securities HLS Fund            61,785,789     4,286,933         57,498,856
Hartford Value HLS Fund         14,893,305       742,495         14,150,810
Hartford Value Opportunities
 HLS Fund                        7,072,621       912,381          6,160,240
Hartford Equity Income HLS
 Fund                            4,437,761       488,808          3,948,953
Huntington VA Income Equity
 Fund                              723,926       178,981            544,945
Huntington VA Dividend
 Capture Fund                      900,817       145,572            755,245
Huntington VA Growth Fund          927,955       116,451            811,504
Huntington VA Mid Corp
 America Fund                      498,656        71,386            427,270
Huntington VA New Economy
 Fund                              629,548       212,350            417,198
Huntington VA Rotating
 Markets Fund                      483,158        18,505            464,653
Huntington VA International
 Equity Fund                        95,780        12,686             83,094
Huntington VA Macro 100 Fund       338,491       136,943            201,548
Huntington VA Mortgage
 Securities Fund                    63,724         8,458             55,266
Huntington VA Situs Small
 Cap Fund                        1,192,280       272,138            920,142
Lord Abbett All Value
 Portfolio                         258,895        55,611            203,284
Lord Abbett America's Value
 Portfolio                         234,810        49,854            184,956
Lord Abbett Bond Debenture
 Fund                            1,554,362       177,513          1,376,849
Lord Abbett Growth and
 Income Portfolio                6,284,023       452,007          5,832,016
Lord Abbett Large Cap Core
 Fund                              236,629        32,876            203,753
MFS Core Equity Series               3,741        15,513            (11,772)
MFS Emerging Growth Series          24,944        33,374             (8,430)
MFS Investors Growth Stock
 Series                              1,404         5,453             (4,049)
MFS Investors Trust Series          26,197        38,136            (11,939)
MFS Total Return Series             56,006       186,778           (130,772)
Equity and Income                    8,967         3,322              5,645
Core Plus Fixed Income             112,790       286,922           (174,132)
Emerging Markets Debt                7,097        11,181             (4,084)
Emerging Markets Equity            872,501       272,401            600,100
High Yield                          10,588        37,744            (27,156)
Mid Cap Growth                     449,137       115,093            334,044
U.S. Mid Cap Value                 460,237       219,169            241,068
Focus Growth                        34,789       191,929           (157,140)
Balanced Growth                     42,045       224,660           (182,615)

-------------------------------------------------------------------------------

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUE        REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
Capital Opportunities               53,661       144,082            (90,421)
Developing Growth                    5,834        69,939            (64,105)
Flexible Income                     52,819        72,375            (19,556)
Dividend Growth                     10,377       252,431           (242,054)
Global Equity                       14,173       104,718            (90,545)
Growth                               4,582        78,267            (73,685)
Money Market                       538,461       459,176             79,285
Utilities                           33,227        70,159            (36,932)
Equally-Weighted S&P 500            93,131       306,937           (213,806)
Small Company Growth                 7,062         5,641              1,421
Global Franchise                     7,417        10,752             (3,335)
MTB Large Cap Growth Fund II       516,235        65,339            450,896
MTB Large Cap Value Fund II      1,213,626       134,060          1,079,566
MTB Managed Allocation Fund
 -- Moderate Growth II             930,248       245,750            684,498
MTB Managed Allocation Fund
 -- Aggressive Growth II            31,489        15,593             15,896
MTB Managed Allocation Fund
 -- Conservative Growth II          37,825         3,528             34,297
Oppenheimer Midcap Fund VA         131,740        62,931             68,809
Oppenheimer Capital
 Appreciation Fund               1,861,733       253,854          1,607,879
Oppenheimer Global
 Securities Fund                 7,361,940       403,811          6,958,129
Oppenheimer Main Street Fund       413,638       110,321            303,317
Oppenheimer Main Street
 Small Cap Fund                  2,470,766       288,003          2,182,763
Putnam Diversified Income        1,311,637       252,364          1,059,273
Putnam Global Asset
 Allocation                        125,021        31,815             93,206
Putnam Growth and Income           148,170        29,077            119,093
Putnam International Growth
 and Income                          5,365            --              5,365
Putnam International Equity      1,375,206       375,974            999,232
Putnam Investors                 2,054,628        82,411          1,972,217
Putnam New Value                   169,635        61,402            108,233
Putnam Small Cap Value             898,007       158,587            739,420
Putnam The George Putnam
 Fund of Boston                    296,391       132,630            163,761
Putnam Vista                        48,372        15,333             33,039
Putnam Voyager                      52,992        42,394             10,598
Pioneer Fund VCT Portfolio         230,854       265,623            (34,769)
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio               50,343        78,549            (28,206)
Enterprise                          16,095        59,373            (43,278)
Growth and Income                1,347,109       235,420          1,111,689
Comstock                         1,419,102       259,082          1,160,020
Strategic Growth                     6,606         3,040              3,566
Aggressive Growth Portfolio          1,354         6,599             (5,245)
Government Portfolio                 8,987         1,874              7,113
Wells Fargo Advantage VT
 Large Company Growth Fund           3,656         1,076              2,580
Wells Fargo Advantage VT
 Small Cap Growth Fund               1,003         1,166               (163)
STI Classic VT Large Cap
 Growth Stock Fund                   1,843            93              1,750
STI Classic VT Large Cap
 Core Equity Fund                   10,385           163             10,222
STI Classic VT Mid-Cap Core
 Equity Fund                         8,288           377              7,911
STI Classic VT Large Cap
 Value Equity Fund                 448,119        65,449            382,670

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                    7,721       $8.806247           $67,996
    Highest contract charges                        139        8.249888             1,147
    Remaining contract charges                4,652,915              --        39,890,294
 2007  Lowest contract charges                    7,924       12.638593           100,147
    Highest contract charges                         62       12.043388               750
    Remaining contract charges                3,469,025              --        42,928,526
 2006  Lowest contract charges                    2,763       12.097214            33,419
    Highest contract charges                     42,131       11.735880           494,452
    Remaining contract charges                1,750,691              --        20,879,957
 2005  Lowest contract charges                   50,342       10.678542           537,579
    Highest contract charges                      7,224       10.567251            76,333
    Remaining contract charges                  481,881              --         5,122,437
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 2008  Lowest contract charges                    1,118        7.307081             8,170
    Highest contract charges                        253        5.107427             1,291
    Remaining contract charges                  170,018              --         1,203,952
 2007  Lowest contract charges                    1,088       15.251626            16,591
    Highest contract charges                        319       10.843732             3,460
    Remaining contract charges                  182,003              --         2,707,474
 2006  Lowest contract charges                      142       13.699024             1,939
    Highest contract charges                      3,580       13.327881            47,723
    Remaining contract charges                  103,271              --         1,395,263
 2005  Lowest contract charges                    3,486       11.997909            41,819
    Highest contract charges                        136       11.898589             1,622
    Remaining contract charges                   15,895              --           189,686
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                   14,252        7.244492           103,247
    Highest contract charges                      8,865        4.650983            41,231
    Remaining contract charges               12,156,049              --        85,432,046
 2007  Lowest contract charges                   10,455       15.623839           163,340
    Highest contract charges                        904       10.203042             9,225
    Remaining contract charges               10,077,140              --       153,874,076
 2006  Lowest contract charges                    4,887       14.909092            72,868
    Highest contract charges                    116,807       14.464028         1,689,486
    Remaining contract charges                6,790,682              --        99,756,572
 2005  Lowest contract charges                      100       11.117122             1,110
    Highest contract charges                     81,587       10.964475           894,562
    Remaining contract charges                2,557,694              --        28,225,394

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                0.75%              3.14%             (30.32)%
    Highest contract charges                  2.36%              2.64%             (31.50)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              2.22%               4.48%
    Highest contract charges                  2.04%                --                2.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.79%              12.91%
    Highest contract charges                  2.40%              0.50%              11.06%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.11%               9.59%
    Highest contract charges                  2.37%              0.55%               8.68%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 2008  Lowest contract charges                0.75%              0.15%             (52.09)%
    Highest contract charges                  2.46%              0.17%             (52.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              0.18%              11.33%
    Highest contract charges                  1.76%                --                4.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.73%                --               13.88%
    Highest contract charges                  2.38%                --               12.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%                --               19.98%
    Highest contract charges                  2.38%                --               18.99%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                0.75%              0.89%             (53.63)%
    Highest contract charges                  2.44%              0.76%             (54.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              1.04%               4.79%
    Highest contract charges                  1.79%                --               (1.66)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.71%              34.11%
    Highest contract charges                  2.40%              1.23%              31.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.86%              0.74%              19.17%
    Highest contract charges                  2.35%              0.17%              17.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                    2,391       $7.736813           $18,495
    Highest contract charges                      2,998        7.247982            21,732
    Remaining contract charges                1,408,538              --        10,573,521
 2007  Lowest contract charges                    1,863       12.131787            22,597
    Highest contract charges                      3,149       11.560375            36,404
    Remaining contract charges                1,440,930              --        17,092,244
 2006  Lowest contract charges                      708       12.039175             8,521
    Highest contract charges                      2,999       11.679520            35,040
    Remaining contract charges                  873,137              --        10,358,027
 2005  Lowest contract charges                      396       10.621426             4,209
    Highest contract charges                        509       10.471156             5,327
    Remaining contract charges                  340,165              --         3,587,603
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                    5,140        6.934511            35,645
    Highest contract charges                      1,287        6.496340             8,359
    Remaining contract charges                6,616,976              --        44,552,548
 2007  Lowest contract charges                    4,505       11.844777            53,366
    Highest contract charges                      1,390       11.286935            15,691
    Remaining contract charges                5,516,681              --        63,899,628
 2006  Lowest contract charges                    4,314       12.452476            53,724
    Highest contract charges                      1,158       12.069459            13,980
    Remaining contract charges                3,643,051              --        44,678,799
 2005  Lowest contract charges                  257,334       10.331580         2,658,663
    Highest contract charges                      1,296       10.219611            13,249
    Remaining contract charges                1,321,475              --        13,583,786
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                    1,198        5.339751             6,398
    Highest contract charges                      3,597        5.227997            18,803
    Remaining contract charges                  464,386              --         2,455,999
 2007  Lowest contract charges                    8,567       10.529980            90,209
    Highest contract charges                        918       10.493320             9,632
    Remaining contract charges                   40,108              --           421,624

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                0.75%              0.43%             (36.23)%
    Highest contract charges                  2.46%              0.46%             (37.30)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              0.42%               0.77%
    Highest contract charges                  2.42%                --               (0.93)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.25%              13.35%
    Highest contract charges                  2.40%              0.21%              11.49%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%              0.41%              12.68%
    Highest contract charges                  2.41%              0.98%              11.41%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                0.75%              2.12%             (41.46)%
    Highest contract charges                  2.46%              2.24%             (42.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              1.49%              (4.88)%
    Highest contract charges                  2.44%              1.11%              (6.48)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.93%              20.13%
    Highest contract charges                  2.45%              0.77%              18.10%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.19%               7.24%
    Highest contract charges                  2.43%              1.44%               6.32%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                0.75%                --              (49.35)%
    Highest contract charges                  2.40%                --              (50.18)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.32%              1.14%               1.53%
    Highest contract charges                  0.59%                --                1.36%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges                   13,039       $1.148788           $14,979
    Highest contract charges                      9,444        7.159287            67,615
    Remaining contract charges                  278,636              --         2,360,948
 2007  Lowest contract charges                   13,039        1.889019            24,631
    Highest contract charges                      9,633       11.926853           114,893
    Remaining contract charges                  297,394              --         4,160,928
 2006  Lowest contract charges                   13,039        1.666306            21,727
    Highest contract charges                      9,950       10.658295           106,049
    Remaining contract charges                  308,964              --         3,857,205
 2005  Lowest contract charges                   13,039        1.401769            18,278
    Highest contract charges                      5,435        9.083466            49,369
    Remaining contract charges                  297,398              --         3,114,794
 2004  Lowest contract charges                   13,037        1.244884            16,232
    Highest contract charges                      4,780        8.172367            39,066
    Remaining contract charges                  279,808              --         2,587,495
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges                  240,197        0.855005           205,370
    Highest contract charges                     39,556        5.680541           224,700
    Remaining contract charges                2,241,537              --        15,039,101
 2007  Lowest contract charges                  345,147        1.546007           533,599
    Highest contract charges                     42,418       10.406277           441,409
    Remaining contract charges                2,700,375              --        33,055,784
 2006  Lowest contract charges                  348,660        1.394084           486,062
    Highest contract charges                     44,571        9.506472           423,712
    Remaining contract charges                2,961,197              --        33,035,537
 2005  Lowest contract charges                  252,224        1.281399           323,199
    Highest contract charges                     42,523        8.852411           376,435
    Remaining contract charges                3,047,627              --        31,487,817
 2004  Lowest contract charges                  178,363        1.117260           199,278
    Highest contract charges                     23,616        7.819403           184,664
    Remaining contract charges                2,973,353              --        27,028,232
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges                   66,648        0.849750            56,634
    Highest contract charges                      8,430        8.391543            70,745
    Remaining contract charges                1,409,064              --        12,321,757
 2007  Lowest contract charges                   66,648        1.385135            92,316
    Highest contract charges                      8,767       13.858148           121,501
    Remaining contract charges                1,735,369              --        24,886,894
 2006  Lowest contract charges                   69,629        1.335895            93,017
    Highest contract charges                     10,626       13.540353           143,875
    Remaining contract charges                1,879,007              --        26,140,007
 2005  Lowest contract charges                   41,179        1.174773            48,376
    Highest contract charges                     10,307       12.063035           124,336
    Remaining contract charges                1,988,035              --        24,454,834
 2004  Lowest contract charges                  328,740       11.817193         3,884,782
    Highest contract charges                      5,094       11.698456            59,597
    Remaining contract charges                1,658,622              --        19,653,548

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges                1.30%              1.84%             (39.19)%
    Highest contract charges                  2.61%              1.82%             (39.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.70%              13.37%
    Highest contract charges                  2.59%              2.68%              11.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.87%              18.87%
    Highest contract charges                  2.59%              0.61%              17.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.67%              12.60%
    Highest contract charges                  2.59%              0.67%              11.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.44%              12.02%
    Highest contract charges                  2.59%              0.56%              10.58%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges                1.30%              0.84%             (44.70)%
    Highest contract charges                  2.61%              0.81%             (45.41)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              0.78%              10.90%
    Highest contract charges                  2.59%              0.77%               9.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.92%               8.79%
    Highest contract charges                  2.60%              0.81%               7.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              0.73%              14.69%
    Highest contract charges                  2.58%              0.84%              13.21%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.29%              0.25%              11.04%
    Highest contract charges                  2.57%              0.31%               9.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges                1.30%              1.75%             (38.65)%
    Highest contract charges                  2.61%              1.73%             (39.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.51%               3.69%
    Highest contract charges                  2.60%              1.43%               2.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.09%              13.72%
    Highest contract charges                  2.60%              1.58%              12.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.32%               4.47%
    Highest contract charges                  2.57%              1.86%               3.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.93%               8.84%
    Highest contract charges                  2.59%              1.23%               7.54%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges                  325,364       $1.208820          $393,306
    Highest contract charges                     16,366        7.122349           116,565
    Remaining contract charges                  804,233              --         6,967,281
 2007  Lowest contract charges                  330,619        2.116001           699,590
    Highest contract charges                     15,712       12.631102           198,459
    Remaining contract charges                1,036,404              --        15,952,789
 2006  Lowest contract charges                  367,792        1.786074           656,905
    Highest contract charges                     15,615       10.801046           168,652
    Remaining contract charges                1,092,311              --        14,360,070
 2005  Lowest contract charges                  248,186        1.520816           377,446
    Highest contract charges                     17,101        9.317239           159,332
    Remaining contract charges                1,020,611              --        11,536,148
 2004  Lowest contract charges                   39,749        1.268031            50,407
    Highest contract charges                      6,911        7.870167            54,392
    Remaining contract charges                  662,992              --         6,034,159
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges                   24,463       11.655071           285,119
    Highest contract charges                      1,821        7.816645            14,230
    Remaining contract charges                  147,727              --         1,331,479
 2007  Lowest contract charges                   92,536        2.472943           228,836
    Highest contract charges                      1,861       17.261982            32,116
    Remaining contract charges                  244,938              --         5,009,809
 2006  Lowest contract charges                   91,929        2.063188           189,667
    Highest contract charges                      1,866       14.590139            27,213
    Remaining contract charges                  276,456              --         4,820,773
 2005  Lowest contract charges                   91,929        1.684898           154,892
    Highest contract charges                      1,597       12.070920            19,280
    Remaining contract charges                  240,752              --         3,450,419
 2004  Lowest contract charges                   91,929        1.361722           125,182
    Highest contract charges                      1,285        9.883142            12,698
    Remaining contract charges                  188,207              --         2,174,827
BB&T MID CAP GROWTH VIF
 2008  Lowest contract charges                  639,678        0.968110           619,279
    Highest contract charges                     79,696        1.037186            82,660
    Remaining contract charges                  832,677              --           837,477
 2007  Lowest contract charges                  657,257        2.031000         1,334,888
    Highest contract charges                      3,041        1.921515             5,844
    Remaining contract charges                1,086,506              --         2,328,323
 2006  Lowest contract charges                  362,143        1.521650           551,054
    Highest contract charges                      3,258        1.457705             4,750
    Remaining contract charges                  940,714              --         1,533,438
 2005  Lowest contract charges                  135,916        1.490627           202,600
    Highest contract charges                      5,756        1.643177             9,458
    Remaining contract charges                  204,126              --           320,470

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges                1.30%              1.96%             (42.87)%
    Highest contract charges                  2.61%              2.02%             (43.61)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.44%              18.47%
    Highest contract charges                  2.59%              1.49%              16.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.05%              17.44%
    Highest contract charges                  2.60%              1.61%              15.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              2.20%              19.94%
    Highest contract charges                  2.58%              1.93%              18.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.28%              2.64%              17.78%
    Highest contract charges                  2.51%              5.67%              16.26%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges                1.41%                --              (54.17)%
    Highest contract charges                  2.61%                --              (54.72)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.90%              19.86%
    Highest contract charges                  2.59%              2.91%              18.31%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.46%              22.45%
    Highest contract charges                  2.60%              0.49%              20.87%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.97%              23.73%
    Highest contract charges                  2.59%              1.00%              22.14%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%                --               19.32%
    Highest contract charges                  2.56%                --               17.78%
    Remaining contract charges                  --                 --                  --
BB&T MID CAP GROWTH VIF
 2008  Lowest contract charges                1.15%                --              (52.33)%
    Highest contract charges                  2.09%                --              (52.79)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%                --               33.47%
    Highest contract charges                  2.39%                --               31.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.23%               2.08%
    Highest contract charges                  2.41%                --                0.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               23.22%
    Highest contract charges                  2.05%                --               22.45%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2008  Lowest contract charges                  593,087       $0.723200          $428,920
    Highest contract charges                     55,107        0.976170            53,794
    Remaining contract charges                  277,907              --           234,941
 2007  Lowest contract charges                  835,576        1.184223           989,508
    Highest contract charges                     60,368        1.613733            97,418
    Remaining contract charges                  437,221              --           642,850
 2006  Lowest contract charges                  612,937        1.173652           719,375
    Highest contract charges                    273,515        1.644496           449,795
    Remaining contract charges                  165,687              --           189,941
 2005  Lowest contract charges                  385,299        1.025898           395,277
    Highest contract charges                     56,273        1.444668            81,296
    Remaining contract charges                    3,408              --             3,482
BB&T LARGE CAP VIF
 2008  Lowest contract charges                1,079,743        1.060141         1,144,680
    Highest contract charges                      3,720        0.985449             3,666
    Remaining contract charges                1,386,108              --         1,416,775
 2007  Lowest contract charges                1,063,022        1.713950         1,821,966
    Highest contract charges                      3,032        1.613259             4,891
    Remaining contract charges                1,502,657              --         2,495,534
 2006  Lowest contract charges                  253,501        1.841882           466,920
    Highest contract charges                      4,818        1.734298             8,355
    Remaining contract charges                  497,943              --           890,712
 2005  Lowest contract charges                   71,748        1.536222           110,221
    Highest contract charges                      6,302        1.460300             9,203
    Remaining contract charges                  321,491              --           483,464
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2008  Lowest contract charges                3,842,320        1.151245         4,423,452
    Highest contract charges                     24,542        1.092461            26,811
    Remaining contract charges                4,327,902              --         4,878,024
 2007  Lowest contract charges                3,516,606        1.756853         6,178,160
    Highest contract charges                     25,098        1.688134            42,369
    Remaining contract charges                4,667,508              --         8,069,954
 2006  Lowest contract charges                1,597,994        1.567011         2,504,073
    Highest contract charges                     18,105        1.524647            27,606
    Remaining contract charges                3,469,048              --         5,375,209
 2005  Lowest contract charges                  618,270        1.271051           785,852
    Highest contract charges                      7,267        1.255389             9,123
    Remaining contract charges                1,851,554              --         2,338,284

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2008  Lowest contract charges                1.16%              1.36%             (38.93)%
    Highest contract charges                  2.11%              1.42%             (39.51)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              2.70%               0.90%
    Highest contract charges                  2.08%              3.23%              (0.05)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.13%              14.40%
    Highest contract charges                  1.64%              1.19%              13.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%              3.18%               9.26%
    Highest contract charges                  1.55%             10.72%               8.89%
    Remaining contract charges                  --                 --                  --
BB&T LARGE CAP VIF
 2008  Lowest contract charges                1.15%              1.64%             (38.15)%
    Highest contract charges                  2.41%              1.67%             (38.92)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              2.16%              (6.95)%
    Highest contract charges                  2.38%              2.19%              (8.10)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.32%              19.90%
    Highest contract charges                  2.10%              1.36%              18.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              2.85%               6.88%
    Highest contract charges                  2.04%              2.75%               6.20%
    Remaining contract charges                  --                 --                  --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2008  Lowest contract charges                1.15%              0.13%             (34.47)%
    Highest contract charges                  2.41%              0.13%             (35.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%                --               12.12%
    Highest contract charges                  2.39%                --               10.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.06%              23.29%
    Highest contract charges                  2.38%              0.05%              21.75%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --                7.89%
    Highest contract charges                  2.05%                --                7.21%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2008  Lowest contract charges                2,173,067       $1.127745        $2,450,666
    Highest contract charges                    123,565        1.082537           133,764
    Remaining contract charges                3,593,638              --         3,968,849
 2007  Lowest contract charges                1,239,170        1.103453         1,367,366
    Highest contract charges                     44,011        1.069333            47,063
    Remaining contract charges                1,375,560              --         1,495,715
 2006  Lowest contract charges                  932,454        1.048296           977,488
    Highest contract charges                    572,194        1.035633           592,584
    Remaining contract charges                  332,113              --           345,634
 2005  Lowest contract charges                  525,006        1.024796           538,024
    Highest contract charges                    291,419        1.017495           296,500
    Remaining contract charges                  192,678              --           196,856
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2008  Lowest contract charges                   93,418        0.599863            56,038
    Highest contract charges                     22,397        0.552318            12,370
    Remaining contract charges                  423,648              --           241,841
 2007  Lowest contract charges                  126,210        1.113690           140,559
    Highest contract charges                     53,534        1.039964            55,673
    Remaining contract charges                  397,491              --           425,262
 2006  Lowest contract charges                   39,522        1.055993            41,735
    Highest contract charges                     53,021        0.995492            52,782
    Remaining contract charges                  184,552              --           188,284
 2005  Lowest contract charges                    1,523        0.972446             1,481
    Highest contract charges                     28,809        0.925472            26,662
    Remaining contract charges                  100,313              --            93,995
EVERGREEN VA GROWTH FUND
 2008  Lowest contract charges                  646,994        0.922761           597,021
    Highest contract charges                     93,507        0.621239            58,090
    Remaining contract charges                3,308,687              --         2,149,275
 2007  Lowest contract charges                  720,796        1.585578         1,142,878
    Highest contract charges                     90,128        1.080915            97,421
    Remaining contract charges                3,600,059              --         4,038,929
 2006  Lowest contract charges                  663,423        1.444366           958,226
    Highest contract charges                    102,923        0.997024           102,617
    Remaining contract charges                3,168,140              --         3,260,930
 2005  Lowest contract charges                  124,839        1.315864           164,272
    Highest contract charges                     79,855        0.919738            73,445
    Remaining contract charges                1,358,531              --         1,288,273

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2008  Lowest contract charges                1.15%              4.10%               2.20%
    Highest contract charges                  2.09%              4.09%               1.24%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              4.32%               5.26%
    Highest contract charges                  2.08%              4.21%               4.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.33%               2.29%
    Highest contract charges                  1.65%              4.33%               1.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              4.63%               0.44%
    Highest contract charges                  1.61%              4.52%               0.11%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA DIVERSIFIED CAPITAL
 BUILDER FUND
 2008  Lowest contract charges                1.15%                --              (46.14)%
    Highest contract charges                  2.40%                --              (46.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              5.00%               5.46%
    Highest contract charges                  2.09%              4.18%               4.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.46%               8.59%
    Highest contract charges                  2.10%              2.66%               7.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.07%             10.62%               6.76%
    Highest contract charges                  1.97%              6.72%               6.09%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA GROWTH FUND
 2008  Lowest contract charges                1.15%              0.03%             (41.80)%
    Highest contract charges                  2.41%              0.03%             (42.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --                9.78%
    Highest contract charges                  2.39%                --                8.41%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                9.77%
    Highest contract charges                  2.40%                --                8.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%                --               16.61%
    Highest contract charges                  2.34%                --               15.65%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                  267,177       $1.325462          $354,133
    Highest contract charges                     23,898        0.765357            18,291
    Remaining contract charges                1,639,202              --         1,302,705
 2007  Lowest contract charges                  157,813        2.291471           361,623
    Highest contract charges                     16,075        1.339833            21,538
    Remaining contract charges                1,164,443              --         1,626,970
 2006  Lowest contract charges                   46,785        2.015588            94,300
    Highest contract charges                     13,829        1.193327            16,502
    Remaining contract charges                  486,265              --           613,663
 2005  Lowest contract charges                   10,168        1.655468            16,833
    Highest contract charges                     13,829        0.992443            13,724
    Remaining contract charges                  175,104              --           191,414
EVERGREEN VA OMEGA FUND
 2008  Lowest contract charges                    6,324        0.674791             4,267
    Highest contract charges                     41,956        0.497429            20,870
    Remaining contract charges                  120,867              --            62,884
 2007  Lowest contract charges                    6,324        0.939459             5,941
    Highest contract charges                     39,386        0.697741            27,481
    Remaining contract charges                   15,226              --            10,913
 2006  Lowest contract charges                    6,324        0.850503             5,379
    Highest contract charges                     41,273        0.636425            26,266
    Remaining contract charges                   15,259              --             9,933
 2005  Lowest contract charges                    6,324        0.813148             5,142
    Highest contract charges                     20,065        0.613061            12,301
    Remaining contract charges                    2,942              --             1,819
EVERGREEN VA SPECIAL VALUES FUND
 2008  Lowest contract charges                1,107,457        1.336782         1,480,429
    Highest contract charges                     84,559        0.970027            82,025
    Remaining contract charges                5,059,692              --         5,589,939
 2007  Lowest contract charges                1,171,832        1.968555         2,306,815
    Highest contract charges                     88,369        1.446461           127,822
    Remaining contract charges                5,893,575              --         9,517,338
 2006  Lowest contract charges                  738,406        2.153172         1,589,915
    Highest contract charges                    105,970        1.602021           169,767
    Remaining contract charges                4,508,763              --         7,948,044
 2005  Lowest contract charges                  153,677        1.791931           275,379
    Highest contract charges                     83,392        1.350018           112,581
    Remaining contract charges                1,839,160              --         2,617,676

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                1.15%                --              (42.16)%
    Highest contract charges                  2.40%                --              (42.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              4.32%              13.69%
    Highest contract charges                  2.39%              2.82%              12.28%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.74%              21.75%
    Highest contract charges                  2.40%              3.79%              20.24%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%              7.69%              16.73%
    Highest contract charges                  2.23%             16.52%              15.76%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA OMEGA FUND
 2008  Lowest contract charges                1.35%                --              (28.17)%
    Highest contract charges                  2.10%                --              (28.71)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.54%              10.46%
    Highest contract charges                  2.09%              0.54%               9.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --                4.59%
    Highest contract charges                  2.09%                --                3.81%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%                --               12.74%
    Highest contract charges                  2.06%                --               12.18%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA SPECIAL VALUES FUND
 2008  Lowest contract charges                1.15%              1.16%             (32.09)%
    Highest contract charges                  2.41%              1.12%             (32.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              1.72%              (8.57)%
    Highest contract charges                  2.40%              1.28%              (9.71)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.26%              20.16%
    Highest contract charges                  2.40%              0.90%              18.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              3.89%              14.95%
    Highest contract charges                  2.34%              2.81%              14.00%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2008  Lowest contract charges                   14,707       $0.974565           $14,332
    Highest contract charges                     22,594        0.871258            19,686
    Remaining contract charges                   95,243              --            89,705
 2007  Lowest contract charges                   14,712        1.468101            21,599
    Highest contract charges                     22,613        1.329012            30,053
    Remaining contract charges                  136,071              --           194,677
 2006  Lowest contract charges                    9,801        1.371376            13,441
    Highest contract charges                     22,613        1.257064            28,426
    Remaining contract charges                  113,390              --           150,716
 2005  Lowest contract charges                    5,540        1.223488             6,778
    Highest contract charges                     22,613        1.142774            25,841
    Remaining contract charges                    5,722              --             6,959
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges                    2,419        7.098308            17,168
    Highest contract charges                      3,511        6.649588            23,344
    Remaining contract charges                6,840,926              --        47,126,706
 2007  Lowest contract charges                    2,368       12.505825            29,618
    Highest contract charges                      1,471       11.916841            17,524
    Remaining contract charges                6,052,797              --        74,004,319
 2006  Lowest contract charges                    1,221       12.441638            15,189
    Highest contract charges                      1,313       12.058974            15,827
    Remaining contract charges                4,146,426              --        50,809,619
 2005  Lowest contract charges                      407       10.452282             4,257
    Highest contract charges                      1,148       10.304441            11,832
    Remaining contract charges                1,771,846              --        18,380,330
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges                    1,109        7.442810             8,254
    Highest contract charges                     16,474        6.985734           115,085
    Remaining contract charges                2,000,371              --        14,477,211
 2007  Lowest contract charges                      283       14.231633             4,030
    Highest contract charges                     23,554       13.580692           319,878
    Remaining contract charges                1,814,655              --        25,305,045
 2006  Lowest contract charges                  511,524       11.237773         5,748,387
    Highest contract charges                     18,012       10.982519           197,822
    Remaining contract charges                  815,662              --         9,072,105
 2005  Lowest contract charges                  111,290       10.666705         1,187,093
    Highest contract charges                      6,590       10.555587            69,558
    Remaining contract charges                  263,331              --         2,795,053

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2008  Lowest contract charges                1.15%              1.56%             (33.62)%
    Highest contract charges                  2.41%              1.55%             (34.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              1.26%               7.05%
    Highest contract charges                  2.39%              1.13%               5.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.14%              2.42%              11.38%
    Highest contract charges                  2.40%              1.28%              10.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.43%              2.56%               9.59%
    Highest contract charges                  2.24%              7.33%               8.90%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges                0.75%              2.41%             (43.24)%
    Highest contract charges                  2.44%              3.41%             (44.20)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.13%               0.52%
    Highest contract charges                  2.44%              1.73%              (1.18)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              2.58%              19.03%
    Highest contract charges                  2.46%              3.23%              17.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.71%                --                9.37%
    Highest contract charges                  2.43%                --                8.14%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges                0.75%              0.79%             (47.70)%
    Highest contract charges                  2.41%              0.56%             (48.56)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.04%              25.71%
    Highest contract charges                  2.39%              0.36%              23.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.08%               5.35%
    Highest contract charges                  2.39%              0.07%               4.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               11.57%
    Highest contract charges                  2.36%                --               10.65%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2008  Lowest contract charges                   59,160       $8.350476          $494,018
    Highest contract charges                      7,760        7.822733            60,706
    Remaining contract charges               30,338,331              --       246,528,643
 2007  Lowest contract charges                   54,366       14.680736           798,132
    Highest contract charges                      3,704       13.989471            51,819
    Remaining contract charges               28,504,981              --       409,972,991
 2006  Lowest contract charges                   29,305       12.609462           369,520
    Highest contract charges                      1,230       12.221659            15,026
    Remaining contract charges               17,712,167              --       220,223,388
 2005  Lowest contract charges                    3,538       11.401061            40,338
    Highest contract charges                        503       11.239872             5,659
    Remaining contract charges                4,782,971              --        54,137,194
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges                    9,643        8.616452            83,092
    Highest contract charges                          9        8.071916                75
    Remaining contract charges                6,981,763              --        58,368,389
 2007  Lowest contract charges                    9,991       14.374716           143,613
    Highest contract charges                         98       13.697774             1,341
    Remaining contract charges                7,126,361              --       100,134,912
 2006  Lowest contract charges                   10,260       12.556903           128,829
    Highest contract charges                     46,288       12.181858           563,871
    Remaining contract charges                5,314,751              --        65,719,730
 2005  Lowest contract charges                       35       11.255439               397
    Highest contract charges                        783       11.096304             8,683
    Remaining contract charges                1,670,369              --        18,657,337
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges                    1,100        6.103049             6,712
    Highest contract charges                      3,944        5.717159            22,546
    Remaining contract charges                  572,998              --         3,397,860
 2007  Lowest contract charges                    1,104       12.622679            13,936
    Highest contract charges                      2,789       12.028191            33,549
    Remaining contract charges                  557,840              --         6,900,980
 2006  Lowest contract charges                      391       12.017161             4,700
    Highest contract charges                      4,090       11.701169            47,850
    Remaining contract charges                  263,827              --         3,137,762
 2005  Lowest contract charges                   34,370       10.440272           358,836
    Highest contract charges                      1,027       10.331500            10,613
    Remaining contract charges                   67,829              --           704,824
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges                    7,698        5.543220            42,673
    Highest contract charges                        549        5.455028             2,992
    Remaining contract charges                   33,591              --           184,988
 2007  Lowest contract charges                      457        9.560421             4,365
    Highest contract charges                        188        9.539030             1,793
    Remaining contract charges                    1,621              --            15,481

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2008  Lowest contract charges                0.75%              0.83%             (43.12)%
    Highest contract charges                  2.45%              0.98%             (44.08)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.91%              16.43%
    Highest contract charges                  2.44%              1.08%              14.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              1.20%              10.60%
    Highest contract charges                  2.43%              1.64%               8.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               19.05%
    Highest contract charges                  2.40%                --               17.72%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges                0.75%              0.25%             (40.06)%
    Highest contract charges                  2.46%              0.20%             (41.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.46%              14.48%
    Highest contract charges                  2.42%              1.43%              12.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.10%              11.56%
    Highest contract charges                  2.40%              0.13%               9.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.90%                --               20.62%
    Highest contract charges                  2.41%                --               19.27%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges                0.75%              0.56%             (51.65)%
    Highest contract charges                  2.46%              0.76%             (52.47)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.34%               4.65%
    Highest contract charges                  2.43%              0.83%               2.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.94%              0.35%              14.91%
    Highest contract charges                  2.40%              0.10%              13.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               16.53%
    Highest contract charges                  2.36%                --               15.56%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges                1.15%              0.57%             (42.02)%
    Highest contract charges                  2.42%              0.50%             (42.74)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.30%              0.41%              (0.91)%
    Highest contract charges                  0.50%              0.34%              (1.01)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges                  165,875       $0.739330          $122,636
    Highest contract charges                      9,611        4.470802            42,970
    Remaining contract charges                  334,796              --         1,852,425
 2007  Lowest contract charges                  173,959        1.302551           226,591
    Highest contract charges                      9,673        7.980030            77,194
    Remaining contract charges                  374,516              --         3,653,878
 2006  Lowest contract charges                  182,240        1.186237           216,179
    Highest contract charges                      9,840        7.362563            72,453
    Remaining contract charges                  456,023              --         4,035,654
 2005  Lowest contract charges                  118,621        1.105640           131,152
    Highest contract charges                      7,732        6.952213            53,755
    Remaining contract charges                  471,369              --         3,918,401
 2004  Lowest contract charges                   26,024        1.068933            27,818
    Highest contract charges                      6,267        6.809347            42,673
    Remaining contract charges                  432,054              --         3,459,462
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                        7        7.009158                51
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                   58,377        1.312418            76,615
    Highest contract charges                     12,672       12.697219           160,897
    Remaining contract charges                  511,897              --         7,042,185
 2007  Lowest contract charges                   59,373        1.494425            88,728
    Highest contract charges                     17,301       14.647354           253,410
    Remaining contract charges                1,008,914              --        15,888,302
 2006  Lowest contract charges                   59,086        1.425577            84,232
    Highest contract charges                     14,521       14.155259           205,538
    Remaining contract charges                  728,447              --        10,986,528
 2005  Lowest contract charges                   15,437        1.331024            20,547
    Highest contract charges                     12,073       13.389254           161,654
    Remaining contract charges                  350,129              --         4,918,831
 2004  Lowest contract charges                   13,279        1.325500            17,602
    Highest contract charges                        159       13.508186             2,152
    Remaining contract charges                  281,958              --         3,967,706

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges                1.30%                --              (43.24)%
    Highest contract charges                  2.61%                --              (43.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%                --                9.81%
    Highest contract charges                  2.59%                --                8.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%                --                7.29%
    Highest contract charges                  2.60%                --                5.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%                --                3.43%
    Highest contract charges                  2.59%                --                2.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.23%                --               10.04%
    Highest contract charges                  2.58%                --                8.61%
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                0.59%                --              (34.98)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                1.30%              6.99%             (12.18)%
    Highest contract charges                  2.61%              6.02%             (13.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              5.14%               4.83%
    Highest contract charges                  2.59%              5.30%               3.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              3.80%               7.10%
    Highest contract charges                  2.60%              4.71%               5.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              4.68%               0.42%
    Highest contract charges                  2.57%              2.63%              (0.88)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              3.67%               8.59%
    Highest contract charges                  2.54%                --                7.19%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges                  146,633       $0.948803          $139,125
    Highest contract charges                      9,926       10.149532           100,745
    Remaining contract charges                  650,342              --         6,945,558
 2007  Lowest contract charges                  146,639        1.528406           224,125
    Highest contract charges                      7,321       16.564137           121,266
    Remaining contract charges                  788,740              --        13,650,972
 2006  Lowest contract charges                  146,646        1.496340           219,432
    Highest contract charges                      7,407       16.428819           121,691
    Remaining contract charges                  862,099              --        14,686,603
 2005  Lowest contract charges                  112,250        1.280557           143,743
    Highest contract charges                      4,274       14.243479            60,883
    Remaining contract charges                  905,074              --        13,262,611
 2004  Lowest contract charges                   70,371        1.173480            82,579
    Highest contract charges                        971       13.223137            12,843
    Remaining contract charges                  904,104              --        12,234,364
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges                   24,120        1.597720            38,538
    Highest contract charges                      5,268       11.997433            63,198
    Remaining contract charges                   83,529              --         1,029,054
 2007  Lowest contract charges                   64,890        3.416340           221,687
    Highest contract charges                      4,766       25.990444           123,860
    Remaining contract charges                  105,298              --         2,809,279
 2006  Lowest contract charges                   64,890        2.681166           173,982
    Highest contract charges                      4,903       20.664228           101,294
    Remaining contract charges                  139,663              --         2,938,622
 2005  Lowest contract charges                   57,958        2.114912           122,577
    Highest contract charges                      2,914       16.513159            48,113
    Remaining contract charges                  137,055              --         2,282,179
 2004  Lowest contract charges                   57,958        1.677055            97,200
    Highest contract charges                         92       13.265566             1,223
    Remaining contract charges                   94,391              --         1,255,893

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges                1.30%              3.03%             (37.92)%
    Highest contract charges                  2.61%              3.46%             (38.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.42%               2.14%
    Highest contract charges                  2.59%              1.43%               0.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.27%              16.85%
    Highest contract charges                  2.60%              1.22%              15.34%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              1.05%               9.13%
    Highest contract charges                  2.56%              0.61%               7.72%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.23%                --               11.18%
    Highest contract charges                  2.58%                --                9.74%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges                1.31%              3.06%             (53.23)%
    Highest contract charges                  2.61%              3.05%             (53.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              2.51%              27.42%
    Highest contract charges                  2.59%              2.51%              25.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.21%              26.77%
    Highest contract charges                  2.60%              0.94%              25.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              1.41%              26.11%
    Highest contract charges                  2.57%              0.45%              24.48%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.29%              1.79%              23.22%
    Highest contract charges                  2.58%                --               21.63%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges                   14,201       $0.866879           $12,310
    Highest contract charges                      6,190        8.129257            50,318
    Remaining contract charges                  189,294              --         1,641,810
 2007  Lowest contract charges                   14,201        1.522683            21,623
    Highest contract charges                      6,261       14.466570            90,570
    Remaining contract charges                  254,258              --         3,891,874
 2006  Lowest contract charges                   14,201        1.507218            21,403
    Highest contract charges                      6,249       14.507161            90,667
    Remaining contract charges                  275,039              --         4,187,992
 2005  Lowest contract charges                   14,201        1.253557            17,801
    Highest contract charges                      2,469       12.223467            30,176
    Remaining contract charges                  268,581              --         3,415,744
 2004  Lowest contract charges                   14,200        1.166563            16,566
    Highest contract charges                      1,379       11.523966            15,886
    Remaining contract charges                  247,336              --         2,937,936
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                      199        9.917849             1,969
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                       80        0.870096                70
    Highest contract charges                     27,329        0.810892            22,161
    Remaining contract charges               17,948,153              --        18,254,332
 2007  Lowest contract charges                       80        1.282397               103
    Highest contract charges                     10,879        1.215681            13,226
    Remaining contract charges               18,497,233              --        28,273,820
 2006  Lowest contract charges                5,012,687        1.192989         5,980,081
    Highest contract charges                     29,829        1.168295            34,849
    Remaining contract charges                9,431,546              --        14,965,696
 2005  Lowest contract charges                2,477,999        1.090110         2,701,291
    Highest contract charges                     20,735        1.081514            22,425
    Remaining contract charges                4,848,126              --         7,220,265
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                   50,276        5.535343           278,295
    Highest contract charges                      4,353        5.468293            23,801
    Remaining contract charges                   17,800              --            98,057
 2007  Lowest contract charges                    9,538        9.816844            93,633
    Highest contract charges                        187        9.794897             1,828
    Remaining contract charges                      555              --             5,448

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges                1.30%              1.78%             (43.07)%
    Highest contract charges                  2.61%              1.78%             (43.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.32%               1.03%
    Highest contract charges                  2.59%              1.31%              (0.28)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.32%              20.24%
    Highest contract charges                  2.59%              0.99%              18.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              1.10%               7.46%
    Highest contract charges                  2.59%              1.23%               6.07%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              1.17%              14.53%
    Highest contract charges                  2.58%                --               13.05%
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                1.09%                --                0.06%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                0.07%              3.19%             (32.15)%
    Highest contract charges                  2.44%              3.82%             (33.30)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.03%              3.08%               5.84%
    Highest contract charges                  2.45%              1.32%               4.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.09%               9.44%
    Highest contract charges                  2.45%              3.11%               8.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              6.17%               8.23%
    Highest contract charges                  2.36%             11.61%               7.29%
    Remaining contract charges                  --                 --                  --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                1.14%              1.30%             (43.61)%
    Highest contract charges                  2.09%              1.01%             (44.15)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.31%              1.48%               2.99%
    Highest contract charges                  0.48%              1.33%               2.88%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                  558,296       $1.462244          $816,365
    Highest contract charges                     24,349        1.369854            33,354
    Remaining contract charges              220,614,875              --       345,105,061
 2007  Lowest contract charges                  423,040        1.594851           674,686
    Highest contract charges                     38,751        1.519717            58,890
    Remaining contract charges              226,272,880              --       385,531,728
 2006  Lowest contract charges                  209,162        1.535168           321,099
    Highest contract charges                     36,028        1.487922            53,607
    Remaining contract charges              148,050,226              --       240,954,084
 2005  Lowest contract charges                   16,935        1.475829            24,993
    Highest contract charges                     36,096        1.454940            52,518
    Remaining contract charges               56,381,034              --        86,494,663
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                      575        7.401954             4,255
    Highest contract charges                      5,070        7.371198            37,375
    Remaining contract charges                  554,280              --         4,093,698
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                  411,440        1.195400           491,835
    Highest contract charges                     17,821        1.052246            18,752
    Remaining contract charges              171,693,636              --       217,700,320
 2007  Lowest contract charges                  374,714        1.782505           667,929
    Highest contract charges                     42,952        1.596005            68,551
    Remaining contract charges              164,806,209              --       312,241,243
 2006  Lowest contract charges                  198,226        1.658967           328,851
    Highest contract charges                     49,964        1.510859            75,489
    Remaining contract charges               97,489,688              --       170,236,123
 2005  Lowest contract charges                   21,114        1.388704            29,322
    Highest contract charges                     44,104        1.286401            56,735
    Remaining contract charges               28,924,449              --        41,764,381
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                  597,057        0.774742           462,565
    Highest contract charges                     30,183        0.718433            21,684
    Remaining contract charges                1,217,189              --           907,425
 2007  Lowest contract charges                  514,835        1.333943           686,760
    Highest contract charges                      3,798        1.252075             4,755
    Remaining contract charges                  774,594              --         1,000,981
 2006  Lowest contract charges                  232,649        1.172110           272,691
    Highest contract charges                      4,137        1.111231             4,597
    Remaining contract charges                  383,546              --           437,293
 2005  Lowest contract charges                   20,942        1.080585            22,629
    Highest contract charges                      4,669        1.034759             4,831
    Remaining contract charges                  184,884              --           194,467

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                0.75%              7.52%              (8.32)%
    Highest contract charges                  2.46%              5.84%              (9.86)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              6.95%               3.89%
    Highest contract charges                  2.44%              5.47%               2.14%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              7.85%               4.02%
    Highest contract charges                  2.45%              5.20%               2.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%             19.51%               0.94%
    Highest contract charges                  2.41%             11.78%              (0.20)%
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                0.18%                --               (1.63)%
    Highest contract charges                  0.58%              7.72%              (1.85)%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                0.75%              2.31%             (32.94)%
    Highest contract charges                  2.46%              1.65%             (34.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.36%               7.45%
    Highest contract charges                  2.44%              1.56%               5.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              3.25%              19.46%
    Highest contract charges                  2.45%              2.01%              17.45%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%              3.54%               8.05%
    Highest contract charges                  2.40%              3.34%               6.84%
    Remaining contract charges                  --                 --                  --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                1.15%              0.38%             (41.92)%
    Highest contract charges                  2.40%              0.37%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.04%              13.81%
    Highest contract charges                  2.16%              0.05%              12.68%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.24%               8.47%
    Highest contract charges                  2.15%              0.81%               7.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              9.90%              13.25%
    Highest contract charges                  1.91%             12.51%              12.50%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                    6,190       $1.009518            $6,249
    Highest contract charges                      4,390        0.951331             4,177
    Remaining contract charges                3,910,051              --         4,151,460
 2007  Lowest contract charges                      226        1.506901               340
    Highest contract charges                    624,913        1.448549           905,217
    Remaining contract charges                2,487,740              --         4,032,822
 2006  Lowest contract charges                  518,371        1.282188           664,649
    Highest contract charges                    477,719        1.268796           606,128
    Remaining contract charges                1,154,341              --         1,643,587
 2005  Lowest contract charges                   73,962        1.191716            88,141
    Highest contract charges                    150,385        1.190538           179,039
    Remaining contract charges                  620,009              --           765,078
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                    8,991        6.173557            55,509
    Highest contract charges                        284        6.109152             1,738
    Remaining contract charges                      733              --             4,511
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                    4,236        0.840008             3,558
    Highest contract charges                    133,511        0.788413           105,261
    Remaining contract charges                4,329,076              --         4,419,027
 2007  Lowest contract charges                    3,814        1.780206             6,789
    Highest contract charges                    116,924        1.698782           198,628
    Remaining contract charges                3,935,160              --         8,685,113
 2006  Lowest contract charges                    3,095        1.434316             4,440
    Highest contract charges                    108,623        1.391475           151,144
    Remaining contract charges                2,713,332              --         4,949,323
 2005  Lowest contract charges                  222,607        1.251555           278,604
    Highest contract charges                     57,197        1.248662            71,420
    Remaining contract charges                  934,940              --         1,646,991
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                  102,951        0.797115            82,064
    Highest contract charges                     28,100        0.879458            24,713
    Remaining contract charges              172,583,463              --       145,020,936
 2007  Lowest contract charges                   90,995        1.280301           116,501
    Highest contract charges                     27,543        1.436846            39,576
    Remaining contract charges              192,860,809              --       262,224,176
 2006  Lowest contract charges                   61,121        1.190599            72,770
    Highest contract charges                     11,134        1.359078            15,133
    Remaining contract charges              149,763,253              --       190,203,459
 2005  Lowest contract charges               10,140,732        1.054512        10,693,523
    Highest contract charges                     15,982        1.238558            19,795
    Remaining contract charges               47,202,721              --        54,271,953

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                0.74%              5.93%             (33.01)%
    Highest contract charges                  2.41%              1.06%             (34.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.58%              1.18%              15.72%
    Highest contract charges                  2.09%              0.96%              14.17%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.28%               7.59%
    Highest contract charges                  2.10%              3.87%               6.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              6.00%               7.95%
    Highest contract charges                  2.06%              6.26%               7.27%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                0.96%              1.91%             (41.13)%
    Highest contract charges                  2.00%              0.66%             (41.62)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                0.75%              0.75%             (52.81)%
    Highest contract charges                  2.41%              0.77%             (53.59)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.05%              24.12%
    Highest contract charges                  2.39%              0.05%              22.09%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.72%              1.91%              13.29%
    Highest contract charges                  2.40%              0.95%              11.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.77%              13.15%
    Highest contract charges                  2.36%              1.44%              12.21%
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                0.75%              1.28%             (37.74)%
    Highest contract charges                  2.46%              1.22%             (38.79)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              1.17%               7.53%
    Highest contract charges                  2.44%              1.32%               5.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              1.98%              11.61%
    Highest contract charges                  2.46%              0.98%               9.73%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              3.23%               9.11%
    Highest contract charges                  2.43%              1.85%               8.17%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                   87,810       $0.910599           $79,960
    Highest contract charges                     12,028        0.829923             9,982
    Remaining contract charges                8,683,289              --         7,538,746
 2007  Lowest contract charges                   75,468        1.576049           118,941
    Highest contract charges                     35,346        1.465205            51,789
    Remaining contract charges                8,164,821              --        12,372,154
 2006  Lowest contract charges                   72,541        1.359730            98,637
    Highest contract charges                     28,070        1.285135            36,073
    Remaining contract charges                6,327,770              --         8,327,937
 2005  Lowest contract charges                   19,902        1.309557            26,063
    Highest contract charges                     19,434        1.258313            24,454
    Remaining contract charges                2,827,275              --         3,600,721
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                   99,874        1.133580           113,215
    Highest contract charges                    135,791        1.033217           140,302
    Remaining contract charges               30,192,935              --        33,454,034
 2007  Lowest contract charges                   53,177        2.102007           111,777
    Highest contract charges                    123,441        1.948859           240,570
    Remaining contract charges               25,614,268              --        53,103,236
 2006  Lowest contract charges                   26,657        1.633478            43,544
    Highest contract charges                    394,603        1.584678           625,319
    Remaining contract charges               16,492,530              --        26,726,829
 2005  Lowest contract charges                  887,815        1.455585         1,292,290
    Highest contract charges                      2,089        1.408825             2,944
    Remaining contract charges                4,521,617              --         6,466,206
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                   27,232        1.052015            28,648
    Highest contract charges                      7,761        0.992304             7,701
    Remaining contract charges               19,363,847              --        20,097,618
 2007  Lowest contract charges                   26,014        1.417630            36,878
    Highest contract charges                      1,094        1.360119             1,488
    Remaining contract charges               18,509,352              --        26,096,976
 2006  Lowest contract charges                   28,682        1.389570            39,855
    Highest contract charges                      2,380        1.356048             3,228
    Remaining contract charges               10,109,440              --        13,989,305
 2005  Lowest contract charges                  635,946        1.244947           791,719
    Highest contract charges                      3,526        1.250060             4,408
    Remaining contract charges                2,757,261              --         3,525,392

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                0.75%              0.27%             (42.22)%
    Highest contract charges                  2.45%              0.34%             (43.20)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.02%              15.91%
    Highest contract charges                  2.40%              0.02%              14.01%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.07%               3.83%
    Highest contract charges                  2.40%              0.06%               2.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               13.12%
    Highest contract charges                  2.34%                --               11.88%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                0.75%              0.52%             (46.07)%
    Highest contract charges                  2.46%              0.43%             (46.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.20%              28.68%
    Highest contract charges                  2.42%              0.30%              26.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              1.45%              11.22%
    Highest contract charges                  2.39%              1.05%               9.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              0.62%              25.05%
    Highest contract charges                  2.42%              0.36%              23.98%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                0.75%             10.56%             (25.79)%
    Highest contract charges                  2.44%             12.58%             (27.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              7.32%               2.02%
    Highest contract charges                  2.46%              6.72%               0.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%             18.77%              10.34%
    Highest contract charges                  2.44%             12.84%               8.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              1.97%               4.42%
    Highest contract charges                  2.36%                --                3.53%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges         83,000     $0.735613         $61,056
    Highest contract charges           66,994      0.715272          47,919
    Remaining contract charges      6,044,316            --       5,390,259
 2007  Lowest contract charges         54,673      1.178530          64,434
    Highest contract charges           96,120      1.165052         111,985
    Remaining contract charges      6,164,322            --       8,995,851
 2006  Lowest contract charges         33,344      1.128688          37,635
    Highest contract charges          103,408      1.134339         117,301
    Remaining contract charges      4,395,681            --       6,005,411
 2005  Lowest contract charges         17,214      0.984953          16,955
    Highest contract charges           78,579      1.006357          79,079
    Remaining contract charges      1,729,482            --       2,161,113
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges        137,514      0.887949         122,106
    Highest contract charges            1,983      5.012024           9,940
    Remaining contract charges     19,775,557            --      16,699,835
 2007  Lowest contract charges        104,300      2.069968         215,897
    Highest contract charges              352     11.885065           4,179
    Remaining contract charges     19,925,738            --      39,412,152
 2006  Lowest contract charges         61,985      1.683127         104,329
    Highest contract charges          271,330      1.576637         427,787
    Remaining contract charges     11,498,029            --      18,616,231
 2005  Lowest contract charges         17,868      1.366664          24,419
    Highest contract charges           67,922      1.301496          88,400
    Remaining contract charges      4,350,960            --       5,760,848
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges         11,723      1.446492          16,957
    Highest contract charges            2,359      5.688897          13,420
    Remaining contract charges      5,753,505            --       7,905,981
 2007  Lowest contract charges         10,731      2.531786          27,169
    Highest contract charges            2,083     10.128436          21,093
    Remaining contract charges      6,169,806            --      14,971,409
 2006  Lowest contract charges          3,943      2.340119           9,226
    Highest contract charges           30,430      2.192075          66,708
    Remaining contract charges      3,347,710            --       7,540,578
 2005  Lowest contract charges            553      1.822914           1,008
    Highest contract charges           12,370      1.735984          21,474
    Remaining contract charges      1,196,583            --       2,116,634

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges        0.75%             2.85%            (37.58)%
    Highest contract charges          2.42%             2.32%            (38.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              4.42%
    Highest contract charges          2.40%             1.64%              2.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.60%             14.59%
    Highest contract charges          2.40%             1.85%             12.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               7.98%
    Highest contract charges          2.33%             5.60%              6.80%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges        0.75%             1.22%            (57.10)%
    Highest contract charges          2.45%             1.39%            (57.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.91%             22.98%
    Highest contract charges          1.83%             4.43%             15.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.11%             23.16%
    Highest contract charges          2.40%             0.95%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.72%             15.40%
    Highest contract charges          2.33%             2.87%             14.14%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges        0.75%             1.33%            (42.87)%
    Highest contract charges          2.45%             1.30%            (43.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.80%              8.19%
    Highest contract charges          1.83%             3.17%             (2.90)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.47%             28.37%
    Highest contract charges          2.40%             2.67%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%             8.05%             18.53%
    Highest contract charges          2.37%             4.45%             17.24%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges         68,231     $1.012667         $69,095
    Highest contract charges              444      6.874800           3,050
    Remaining contract charges     41,518,842            --      45,137,481
 2007  Lowest contract charges         66,471      1.766656         117,431
    Highest contract charges              111     12.199778           1,356
    Remaining contract charges     41,374,578            --      78,599,367
 2006  Lowest contract charges          7,539      1.396856          10,531
    Highest contract charges          596,472      1.374614         819,919
    Remaining contract charges     32,437,370            --      48,944,345
 2005  Lowest contract charges            348      1.130783             394
    Highest contract charges          463,040      1.131293         523,833
    Remaining contract charges     12,732,689            --      15,294,046
HARTFORD MIDCAP GROWTH HLS
 FUND
 2008  Lowest contract charges         31,522      5.147819         162,272
    Highest contract charges              696      5.065890           3,527
    Remaining contract charges         72,098            --         368,533
 2007  Lowest contract charges          2,112      9.797763          20,695
    Highest contract charges              118      9.777219           1,151
    Remaining contract charges         13,043            --         127,623
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges        102,478      1.225735         125,611
    Highest contract charges              627      1.035301             649
    Remaining contract charges    135,838,229            --     175,956,461
 2007  Lowest contract charges         87,011      1.209133         105,208
    Highest contract charges          142,702      1.038826         148,242
    Remaining contract charges     46,024,319            --      59,673,151
 2006  Lowest contract charges         80,942      1.160839          93,960
    Highest contract charges           17,435      1.014418          17,692
    Remaining contract charges     26,817,992            --      33,205,501
 2005  Lowest contract charges      1,575,373      1.104241       1,739,591
    Highest contract charges           17,436      0.992855          17,311
    Remaining contract charges      5,056,543            --       6,439,266
HARTFORD SMALLCAP VALUE HLS
 FUND
 2008  Lowest contract charges         46,681      6.368877         297,307
    Highest contract charges              287      6.267578           1,797
    Remaining contract charges         65,651            --         415,054
 2007  Lowest contract charges          2,003      9.120220          18,272
    Highest contract charges              172      9.101084           1,569
    Remaining contract charges          2,725            --          24,810

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges        0.75%             2.38%            (42.68)%
    Highest contract charges          2.44%             2.80%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.00%             26.47%
    Highest contract charges          1.84%             5.50%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.41%             23.53%
    Highest contract charges          2.40%             2.86%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.90%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP GROWTH HLS
 FUND
 2008  Lowest contract charges        1.14%             0.65%            (47.46)%
    Highest contract charges          2.38%             0.54%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.28%             0.31%              2.96%
    Highest contract charges          0.40%               --               2.86%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges        0.75%             2.05%              1.37%
    Highest contract charges          2.48%             2.81%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             4.80%              4.16%
    Highest contract charges          2.40%             4.61%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             4.86%              3.92%
    Highest contract charges          2.45%             4.59%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             3.42%              1.34%
    Highest contract charges          2.40%             3.14%              0.47%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP VALUE HLS
 FUND
 2008  Lowest contract charges        1.12%             6.19%            (30.17)%
    Highest contract charges          2.38%             0.56%            (31.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.27%               --              (2.25)%
    Highest contract charges          0.47%             3.98%             (2.35)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2008  Lowest contract charges         32,338     $1.077311         $34,839
    Highest contract charges           15,340      0.896115          13,746
    Remaining contract charges     14,290,522            --      16,889,888
 2007  Lowest contract charges         32,283      1.827464          58,996
    Highest contract charges           17,781      1.546238          27,494
    Remaining contract charges      7,927,873            --      15,990,336
 2006  Lowest contract charges        397,547      1.575297         626,255
    Highest contract charges            2,708      1.387226           3,757
    Remaining contract charges        314,595            --         669,629
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges         75,713      0.878590          66,521
    Highest contract charges            1,448      0.800757           1,159
    Remaining contract charges     14,359,268            --      12,326,654
 2007  Lowest contract charges         68,395      1.414586          96,750
    Highest contract charges            7,464      1.311438           9,788
    Remaining contract charges     15,442,898            --      21,398,728
 2006  Lowest contract charges         40,383      1.451976          58,635
    Highest contract charges            7,510      1.369188          10,282
    Remaining contract charges     12,949,178            --      18,672,317
 2005  Lowest contract charges          2,654      1.369036           3,633
    Highest contract charges            7,994      1.313122          10,497
    Remaining contract charges      7,010,382            --       9,378,913
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges         18,780      0.647997          12,170
    Highest contract charges          134,070      0.625710          83,889
    Remaining contract charges     14,645,793            --      11,502,629
 2007  Lowest contract charges         18,539      1.148022          21,283
    Highest contract charges          130,175      1.127052         146,714
    Remaining contract charges     14,718,766            --      20,951,736
 2006  Lowest contract charges         16,145      1.092190          17,633
    Highest contract charges          102,478      1.090081         111,709
    Remaining contract charges     13,135,545            --      17,204,398
 2005  Lowest contract charges          2,006      0.959768           1,926
    Highest contract charges           46,829      0.973852          45,604
    Remaining contract charges      5,751,676            --       6,718,125

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2008  Lowest contract charges        0.75%             0.10%            (41.05)%
    Highest contract charges          2.46%             0.10%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.65%             13.37%
    Highest contract charges          2.42%             0.45%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.73%             0.51%              2.42%
    Highest contract charges          1.57%             0.50%              1.64%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.48%             0.22%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.40%             (2.58)%
    Highest contract charges          2.45%             0.29%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.52%              6.06%
    Highest contract charges          2.45%             0.36%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              17.77%
    Highest contract charges          2.42%             0.63%             16.45%
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges        0.75%             2.14%            (43.56)%
    Highest contract charges          2.41%             1.92%            (44.48)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.09%              5.11%
    Highest contract charges          2.39%             1.17%              3.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.92%             13.80%
    Highest contract charges          2.40%             1.60%             11.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.75%             3.19%             12.41%
    Highest contract charges          2.36%             3.03%             11.18%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges        120,620     $1.168037        $140,888
    Highest contract charges            7,804      1.064651           8,309
    Remaining contract charges    139,912,479            --     156,133,505
 2007  Lowest contract charges         96,025      1.184437         113,736
    Highest contract charges           30,312      1.098120          33,286
    Remaining contract charges    140,124,544            --     159,762,605
 2006  Lowest contract charges         56,712      1.143295          64,838
    Highest contract charges           27,367      1.078142          29,506
    Remaining contract charges     82,667,946            --      91,530,568
 2005  Lowest contract charges          3,267      1.107461           3,618
    Highest contract charges           30,199      1.062245          32,079
    Remaining contract charges     28,194,335            --      30,397,307
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges     11,935,199      0.963202      11,496,007
    Highest contract charges           22,954      0.892530          20,488
    Remaining contract charges     17,127,911            --      15,805,169
 2007  Lowest contract charges          5,887      1.505403           8,862
    Highest contract charges            3,889      1.386664           5,392
    Remaining contract charges     18,121,483            --      26,156,232
 2006  Lowest contract charges      1,314,841      1.371064       1,802,732
    Highest contract charges          125,637      1.303700         163,792
    Remaining contract charges      2,539,971            --       3,360,776
 2005  Lowest contract charges        174,257      1.138452         198,383
    Highest contract charges            3,168      1.096127           3,473
    Remaining contract charges      1,303,124            --       1,440,785
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges         15,849      0.913193          14,473
    Highest contract charges          155,307      0.832316         129,265
    Remaining contract charges     11,704,767            --      10,396,118
 2007  Lowest contract charges         10,727      1.561011          16,745
    Highest contract charges           40,122      1.447249          58,066
    Remaining contract charges     12,789,859            --      19,532,743
 2006  Lowest contract charges          5,805      1.678386           9,743
    Highest contract charges          289,353      1.628257         471,142
    Remaining contract charges      6,385,310            --      10,436,497
 2005  Lowest contract charges          3,050      1.420752           4,333
    Highest contract charges            3,913      1.362775           5,332
    Remaining contract charges      2,633,785            --       3,660,889

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges        0.75%             8.48%             (1.39)%
    Highest contract charges          2.46%             5.05%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.92%              3.60%
    Highest contract charges          2.44%             3.80%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.74%             2.50%              3.24%
    Highest contract charges          2.45%             2.66%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%               --               0.46%
    Highest contract charges          2.41%             4.28%             (0.67)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges        1.15%             2.12%            (34.79)%
    Highest contract charges          2.44%             2.42%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.29%              8.17%
    Highest contract charges          2.44%             3.28%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.48%             20.43%
    Highest contract charges          2.39%             2.30%             18.94%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             4.26%              7.86%
    Highest contract charges          2.37%             3.82%              6.96%
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges        0.75%             2.17%            (41.50)%
    Highest contract charges          2.44%             3.07%            (42.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.57%             (6.99)%
    Highest contract charges          2.42%             7.32%             (8.56)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.54%             18.13%
    Highest contract charges          2.39%             1.79%             16.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             2.31%             12.64%
    Highest contract charges          2.41%             2.44%             11.37%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2008  Lowest contract charges         63,396     $1.090261         $69,118
    Highest contract charges           48,586      1.010645          49,103
    Remaining contract charges      7,991,735            --       8,417,021
 2007  Lowest contract charges         49,828      1.541964          76,833
    Highest contract charges            2,379      1.450037           3,449
    Remaining contract charges      7,823,472            --      11,738,861
 2006  Lowest contract charges         48,318      1.452696          70,192
    Highest contract charges            2,621      1.389511           3,643
    Remaining contract charges      3,875,787            --       5,508,520
 2005  Lowest contract charges            446      1.211673             540
    Highest contract charges           23,556      1.180208          27,801
    Remaining contract charges      1,294,034            --       1,541,532
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges              8      5.051966              39
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
HUNTINGTON VA INCOME EQUITY
 FUND
 2008  Lowest contract charges        897,074      0.850074         762,579
    Highest contract charges           83,681      0.878562          73,519
    Remaining contract charges      1,060,830            --         930,118
 2007  Lowest contract charges        885,364      1.383280       1,224,707
    Highest contract charges           80,313      1.443302         115,915
    Remaining contract charges      1,019,251            --       1,459,981
 2006  Lowest contract charges        626,849      1.386243         868,965
    Highest contract charges           71,473      1.460214         104,366
    Remaining contract charges        741,661            --       1,077,003
 2005  Lowest contract charges        197,546      1.245491         246,042
    Highest contract charges           37,068      1.324465          49,096
    Remaining contract charges        351,569            --         459,804
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2008  Lowest contract charges        841,469      1.058939         891,064
    Highest contract charges               61      9.945276             606
    Remaining contract charges      1,817,445            --       2,368,033
 2007  Lowest contract charges        974,854      1.489438       1,451,985
    Highest contract charges               61     14.164468             870
    Remaining contract charges      1,947,692            --       3,661,698
 2006  Lowest contract charges        590,720      1.605086         948,157
    Highest contract charges               62     15.456286             955
    Remaining contract charges      1,576,580            --       3,291,040
 2005  Lowest contract charges        174,359      1.392666         242,824
    Highest contract charges               62     13.579374             844
    Remaining contract charges        865,021            --       1,520,955

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2008  Lowest contract charges        0.75%             3.50%            (29.29)%
    Highest contract charges          2.40%             3.63%            (30.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.18%              6.15%
    Highest contract charges          2.45%             2.04%              4.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             4.07%             19.89%
    Highest contract charges          2.47%             7.47%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.80%             1.72%              4.59%
    Highest contract charges          2.37%             2.88%              3.45%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges        0.33%               --             (49.92)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HUNTINGTON VA INCOME EQUITY
 FUND
 2008  Lowest contract charges        1.15%             6.02%            (38.55)%
    Highest contract charges          2.10%             6.12%            (39.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.68%             (0.21)%
    Highest contract charges          2.09%             1.75%             (1.16)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.60%             11.30%
    Highest contract charges          2.10%             1.88%             10.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             1.92%              3.53%
    Highest contract charges          2.07%             0.59%              2.88%
    Remaining contract charges          --                --                 --
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2008  Lowest contract charges        1.15%            10.54%            (28.90)%
    Highest contract charges          2.25%            10.96%            (29.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             3.04%             (7.21)%
    Highest contract charges          2.51%             3.38%             (8.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.97%             15.25%
    Highest contract charges          2.31%             3.47%             13.82%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             1.21%              4.32%
    Highest contract charges          2.22%               --               3.48%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA GROWTH FUND
 2008  Lowest contract charges      1,174,540     $0.633809        $744,434
    Highest contract charges            8,433      8.567951          72,257
    Remaining contract charges        930,540            --         724,603
 2007  Lowest contract charges        915,554      1.032542         945,348
    Highest contract charges            9,308     14.091540         131,162
    Remaining contract charges        669,343            --         872,808
 2006  Lowest contract charges        388,384      0.910619         353,670
    Highest contract charges            4,863     12.546009          61,011
    Remaining contract charges        389,454            --         468,372
 2005  Lowest contract charges         86,491      0.854848          73,936
    Highest contract charges            3,352     11.890056          39,852
    Remaining contract charges        145,766            --         164,560
HUNTINGTON VA MID CORP AMERICA
 FUND
 2008  Lowest contract charges        831,694      1.085886         903,124
    Highest contract charges            9,633     10.884597         104,856
    Remaining contract charges        847,615            --         929,909
 2007  Lowest contract charges        836,675      1.795830       1,502,527
    Highest contract charges            8,720     18.172960         158,467
    Remaining contract charges        883,157            --       1,613,482
 2006  Lowest contract charges        556,198      1.670403         929,075
    Highest contract charges            7,260     17.064993         123,898
    Remaining contract charges        737,824            --       1,265,479
 2005  Lowest contract charges        156,171      1.575703         246,079
    Highest contract charges            2,230     16.251286          36,248
    Remaining contract charges        441,177            --         714,949
HUNTINGTON VA NEW ECONOMY FUND
 2008  Lowest contract charges        970,415      0.898746         872,157
    Highest contract charges            7,819      9.152820          71,565
    Remaining contract charges      1,029,547            --         955,330
 2007  Lowest contract charges        897,527      1.920209       1,723,439
    Highest contract charges            7,441     19.742399         146,901
    Remaining contract charges        956,693            --       1,885,261
 2006  Lowest contract charges        644,733      1.726573       1,113,179
    Highest contract charges            5,647     17.920935         101,188
    Remaining contract charges        794,083            --       1,418,525
 2005  Lowest contract charges        103,423      1.583729         163,794
    Highest contract charges              300     16.595263           4,983
    Remaining contract charges        316,019            --         520,127

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HUNTINGTON VA GROWTH FUND
 2008  Lowest contract charges        1.15%             1.17%            (38.62)%
    Highest contract charges          2.12%             1.77%            (39.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.37%             13.39%
    Highest contract charges          2.08%             0.39%             12.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.26%              6.52%
    Highest contract charges          2.10%             0.45%              5.52%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             0.37%              3.78%
    Highest contract charges          2.07%             0.16%              3.12%
    Remaining contract charges          --                --                 --
HUNTINGTON VA MID CORP AMERICA
 FUND
 2008  Lowest contract charges        1.15%             1.24%            (39.53)%
    Highest contract charges          2.10%             1.24%            (40.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.52%              7.51%
    Highest contract charges          2.09%             0.53%              6.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.32%              6.01%
    Highest contract charges          2.09%             0.36%              5.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.04%             14.39%
    Highest contract charges          2.06%             0.09%             13.67%
    Remaining contract charges          --                --                 --
HUNTINGTON VA NEW ECONOMY FUND
 2008  Lowest contract charges        1.15%             0.81%            (53.20)%
    Highest contract charges          2.11%             0.81%            (53.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.15%             11.22%
    Highest contract charges          2.09%             0.16%             10.16%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.08%              9.02%
    Highest contract charges          2.09%             0.07%              7.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%               --              16.09%
    Highest contract charges          2.06%               --              15.36%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2008  Lowest contract charges                  275,420       $0.938278          $258,420
    Highest contract charges                      3,834       10.496636            40,247
    Remaining contract charges                  413,264              --           399,529
 2007  Lowest contract charges                  295,139        1.638282           483,520
    Highest contract charges                      6,944       18.503060           128,486
    Remaining contract charges                  368,829              --           634,743
 2006  Lowest contract charges                  101,095        1.518895           153,553
    Highest contract charges                      1,545       17.318252            26,764
    Remaining contract charges                  103,619              --           189,052
 2005  Lowest contract charges                   14,850        1.284542            19,076
    Highest contract charges                        172       14.873813             2,561
    Remaining contract charges                    1,703              --             2,134
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges                   80,296        9.567867           768,258
    Highest contract charges                     11,261        9.247406           104,130
    Remaining contract charges                  105,185              --           990,672
 2007  Lowest contract charges                   82,314       16.282287         1,340,267
    Highest contract charges                     12,088       15.887446           192,054
    Remaining contract charges                   94,208              --         1,516,795
 2006  Lowest contract charges                   45,120       14.476142           653,162
    Highest contract charges                      3,291       14.259822            46,939
    Remaining contract charges                   57,105              --           821,223
 2005  Lowest contract charges                    3,592       11.643997            41,827
    Highest contract charges                        187       11.599757             2,169
    Remaining contract charges                    2,415              --            28,058
HUNTINGTON VA MACRO 100 FUND
 2008  Lowest contract charges                  488,785        0.729270           356,456
    Highest contract charges                     56,495        0.698715            39,474
    Remaining contract charges                  816,247              --           582,963
 2007  Lowest contract charges                  584,244        1.116207           652,137
    Highest contract charges                     48,339        1.079664            52,189
    Remaining contract charges                1,015,982              --         1,115,570
 2006  Lowest contract charges                  464,924        1.161549           540,032
    Highest contract charges                     42,268        1.134249            47,942
    Remaining contract charges                  939,825              --         1,079,286
 2005  Lowest contract charges                  189,185        1.095413           207,236
    Highest contract charges                     21,559        1.079887            23,281
    Remaining contract charges                  408,204              --           443,945

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 2008  Lowest contract charges                1.15%              2.56%             (42.73)%
    Highest contract charges                  2.12%              2.66%             (43.27)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.71%               7.86%
    Highest contract charges                  2.07%              0.79%               6.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.45%              18.24%
    Highest contract charges                  2.08%                --               17.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.31%              13.51%
    Highest contract charges                  1.51%                --               12.94%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges                1.15%              2.65%             (41.24)%
    Highest contract charges                  2.11%              2.79%             (41.79)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              0.02%              12.48%
    Highest contract charges                  2.07%              0.01%              11.41%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.63%              24.32%
    Highest contract charges                  2.10%              2.68%              23.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.11%              1.82%              15.30%
    Highest contract charges                  1.78%              2.64%              14.93%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MACRO 100 FUND
 2008  Lowest contract charges                1.15%              1.68%             (34.67)%
    Highest contract charges                  2.10%              1.95%             (35.28)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.41%              (3.90)%
    Highest contract charges                  2.09%              0.40%              (4.81)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.15%               6.04%
    Highest contract charges                  2.10%              0.14%               5.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%              0.09%              14.19%
    Highest contract charges                  2.06%              0.17%              13.47%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2008  Lowest contract charges                   54,171      $10.881186          $589,449
    Highest contract charges                     35,376       10.516739           372,045
    Remaining contract charges                   52,459              --           561,258
 2007  Lowest contract charges                   63,069       10.775519           679,602
    Highest contract charges                      2,500       10.514016            26,286
    Remaining contract charges                   56,285              --           599,095
 2006  Lowest contract charges                   28,601       10.488149           299,976
    Highest contract charges                      1,700       10.331301            17,560
    Remaining contract charges                   36,287              --           377,761
 2005  Lowest contract charges                    5,930       10.019191            59,413
    Highest contract charges                        409        9.963537             4,079
    Remaining contract charges                    3,322              --            33,196
HUNTINGTON VA SITUS FUND
 2008  Lowest contract charges                1,216,393        0.867163         1,054,811
    Highest contract charges                    556,301        0.830834           462,194
    Remaining contract charges                2,157,207              --         1,834,096
 2007  Lowest contract charges                1,167,877        1.492538         1,743,101
    Highest contract charges                    690,618        1.443681           997,033
    Remaining contract charges                2,080,770              --         3,058,405
 2006  Lowest contract charges                  965,257        1.355598         1,308,501
    Highest contract charges                    554,681        1.323739           734,251
    Remaining contract charges                1,499,185              --         2,010,288
 2005  Lowest contract charges                  233,861        1.307997           305,889
    Highest contract charges                    217,268        1.289462           280,158
    Remaining contract charges                  509,398              --           661,569
LORD ABBETT ALL VALUE PORTFOLIO
 2008  Lowest contract charges                   19,915        9.055859           180,351
    Highest contract charges                     11,814        8.500104           100,422
    Remaining contract charges                  897,516              --         7,906,143
 2007  Lowest contract charges                   15,609       12.791256           199,658
    Highest contract charges                     12,937       12.206180           157,907
    Remaining contract charges                  722,884              --         9,057,849
 2006  Lowest contract charges                   17,797       12.075767           214,913
    Highest contract charges                     13,246       11.715068           155,179
    Remaining contract charges                  517,103              --         6,158,749
 2005  Lowest contract charges                    7,823       10.612875            83,025
    Highest contract charges                      4,448       10.467117            46,553
    Remaining contract charges                  156,355              --         1,646,980

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2008  Lowest contract charges                1.15%              7.80%               0.98%
    Highest contract charges                  2.07%              8.29%               0.03%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.14%              1.96%               2.74%
    Highest contract charges                  2.09%              1.86%               1.77%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.89%               4.68%
    Highest contract charges                  2.09%              1.39%               3.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               (0.17)%
    Highest contract charges                  2.05%                --               (0.63)%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA SITUS FUND
 2008  Lowest contract charges                1.15%              0.23%             (41.90)%
    Highest contract charges                  2.11%              0.21%             (42.45)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.35%              10.10%
    Highest contract charges                  2.09%              0.37%               9.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.09%               3.64%
    Highest contract charges                  2.09%              0.08%               2.66%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               20.20%
    Highest contract charges                  2.04%                --               19.45%
    Remaining contract charges                  --                 --                  --
LORD ABBETT ALL VALUE PORTFOLIO
 2008  Lowest contract charges                0.75%              0.56%             (29.20)%
    Highest contract charges                  2.41%              0.54%             (30.36)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.46%               5.93%
    Highest contract charges                  2.39%              0.50%               4.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.72%              13.78%
    Highest contract charges                  2.41%              0.84%              11.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%              1.53%              11.45%
    Highest contract charges                  2.33%              1.06%              10.24%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                   16,533       $8.770359          $145,003
    Highest contract charges                     10,345        8.232069            85,162
    Remaining contract charges                  537,332              --         4,556,679
 2007  Lowest contract charges                   13,973       11.971920           167,285
    Highest contract charges                        902       11.424297            10,309
    Remaining contract charges                  541,213              --         6,324,657
 2006  Lowest contract charges                   14,051       11.692294           164,291
    Highest contract charges                      1,228       11.343054            13,935
    Remaining contract charges                  355,853              --         4,093,576
 2005  Lowest contract charges                    9,033       10.283680            92,890
    Highest contract charges                        521       10.142435             5,281
    Remaining contract charges                  157,091              --         1,602,931
LORD ABBETT BOND-DEBENTURE FUND
 2008  Lowest contract charges                   43,807        9.376827           410,774
    Highest contract charges                        247        8.784491             2,174
    Remaining contract charges                3,198,495              --        29,093,103
 2007  Lowest contract charges                   26,182       11.456197           299,944
    Highest contract charges                        750       10.916673             8,186
    Remaining contract charges                2,783,660              --        31,165,323
 2006  Lowest contract charges                   14,575       10.870047           158,432
    Highest contract charges                        676       10.535676             7,120
    Remaining contract charges                1,418,492              --        15,184,288
 2005  Lowest contract charges                    3,529       10.017399            35,352
    Highest contract charges                     16,403        9.879781           162,055
    Remaining contract charges                  426,524              --         4,241,927
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                   57,891        7.745474           448,390
    Highest contract charges                      2,386        7.256097            17,314
    Remaining contract charges               12,879,835              --        97,170,457
 2007  Lowest contract charges                   49,568       12.274113           608,409
    Highest contract charges                      3,943       11.696028            46,120
    Remaining contract charges               12,555,201              --       151,060,217
 2006  Lowest contract charges                   22,792       11.955476           272,495
    Highest contract charges                      2,782       11.587688            32,240
    Remaining contract charges                6,751,122              --        79,604,047
 2005  Lowest contract charges                    5,421       10.271292            55,685
    Highest contract charges                      1,699       10.125948            17,206
    Remaining contract charges                1,222,591              --        12,468,637

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                0.75%              4.26%             (26.74)%
    Highest contract charges                  2.37%              8.83%             (27.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.72%               2.39%
    Highest contract charges                  2.40%              2.64%               0.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              3.02%              13.70%
    Highest contract charges                  2.40%              3.31%              11.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%             10.00%               6.50%
    Highest contract charges                  2.33%              6.58%               5.34%
    Remaining contract charges                  --                 --                  --
LORD ABBETT BOND-DEBENTURE FUND
 2008  Lowest contract charges                0.75%              7.08%             (18.15)%
    Highest contract charges                  2.48%              3.86%             (19.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              7.50%               5.39%
    Highest contract charges                  2.45%              7.03%               3.62%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              7.57%               8.51%
    Highest contract charges                  2.42%             24.56%               6.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%             24.21%               4.62%
    Highest contract charges                  2.35%             14.14%               3.48%
    Remaining contract charges                  --                 --                  --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                0.75%              1.62%             (36.90)%
    Highest contract charges                  2.46%              1.32%             (37.96)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              1.66%               2.67%
    Highest contract charges                  2.44%              1.44%               0.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              2.28%              16.40%
    Highest contract charges                  2.44%              1.89%              14.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%              4.39%               7.03%
    Highest contract charges                  2.40%              1.60%               5.82%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 2008  Lowest contract charges                   12,142       $8.935018          $108,488
    Highest contract charges                      2,015        8.395121            16,913
    Remaining contract charges                  474,474              --         4,122,771
 2007  Lowest contract charges                    9,890       13.100410           129,569
    Highest contract charges                     14,024       12.520156           175,581
    Remaining contract charges                  385,819              --         4,954,553
 2006  Lowest contract charges                    4,673       11.925730            55,727
    Highest contract charges                      1,303       11.650909            15,181
    Remaining contract charges                  200,004              --         2,355,744
 2005  Lowest contract charges                    3,164       10.641404            33,671
    Highest contract charges                        226       10.542723             2,384
    Remaining contract charges                   65,094              --           688,820
MFS(R) CORE EQUITY SERIES
 2008  Lowest contract charges                   38,409        0.730666            28,064
    Highest contract charges                      3,553        4.484438            15,932
    Remaining contract charges                   49,313              --           232,698
 2007  Lowest contract charges                   38,409        1.216627            46,730
    Highest contract charges                      3,553        7.519618            26,715
    Remaining contract charges                   72,379              --           567,932
 2006  Lowest contract charges                   38,409        1.108918            42,593
    Highest contract charges                     18,297        6.947882           127,126
    Remaining contract charges                   69,407              --           511,023
 2005  Lowest contract charges                   33,750        8.482700           286,289
    Highest contract charges                      5,817        8.275443            48,137
    Remaining contract charges                  101,022              --           637,605
 2004  Lowest contract charges                   49,553        8.459697           419,205
    Highest contract charges                     18,589        6.230456           115,817
    Remaining contract charges                   82,266              --           520,049
MFS(R) GROWTH SERIES
 2008  Lowest contract charges                   11,287        6.328317            71,430
    Highest contract charges                     12,419        3.935804            48,877
    Remaining contract charges                   66,027              --           282,314
 2007  Lowest contract charges                   10,981       10.254739           112,607
    Highest contract charges                     11,996        6.435608            77,200
    Remaining contract charges                   87,977              --           611,729
 2006  Lowest contract charges                      490        8.582192             4,202
    Highest contract charges                      8,923        5.408651            48,267
    Remaining contract charges                  109,971              --           635,958
 2005  Lowest contract charges                    3,249        8.066515            26,206
    Highest contract charges                      8,924        5.134777            45,823
    Remaining contract charges                  111,020              --           604,050
 2004  Lowest contract charges                    3,249        7.491736            24,345
    Highest contract charges                      8,924        4.816813            42,986
    Remaining contract charges                  105,806              --           537,235

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 2008  Lowest contract charges                0.75%              0.96%             (31.80)%
    Highest contract charges                  2.50%              0.29%             (32.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              0.99%               9.85%
    Highest contract charges                  2.42%              1.12%               8.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.70%              12.07%
    Highest contract charges                  2.13%              1.03%              10.51%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%              1.35%               6.41%
    Highest contract charges                  2.09%              0.40%               5.43%
    Remaining contract charges                  --                 --                  --
MFS(R) CORE EQUITY SERIES
 2008  Lowest contract charges                1.30%              0.78%             (39.94)%
    Highest contract charges                  2.01%              0.78%             (40.36)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              0.34%               9.71%
    Highest contract charges                  1.98%                --                8.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.38%                --               12.33%
    Highest contract charges                  1.85%              0.44%              11.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.79%               0.27%
    Highest contract charges                  1.88%                --               (0.23)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.39%              0.11%              10.90%
    Highest contract charges                  1.85%              0.36%              10.40%
    Remaining contract charges                  --                 --                  --
MFS(R) GROWTH SERIES
 2008  Lowest contract charges                1.40%              0.22%             (38.29)%
    Highest contract charges                  2.31%              0.23%             (38.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.38%                --               19.49%
    Highest contract charges                  2.29%                --               18.42%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --                6.39%
    Highest contract charges                  2.40%                --                5.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --                7.67%
    Highest contract charges                  2.39%                --                6.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               11.39%
    Highest contract charges                  2.39%                --               10.28%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2008  Lowest contract charges          8,800     $5.799550         $51,035
    Highest contract charges            1,498      4.219743           6,322
    Remaining contract charges         39,360            --         185,157
 2007  Lowest contract charges         11,009      9.316867         102,566
    Highest contract charges            1,514      6.847257          10,365
    Remaining contract charges         42,197            --         318,474
 2006  Lowest contract charges         13,246      8.484512         112,389
    Highest contract charges            1,521      6.298182           9,582
    Remaining contract charges         44,002            --         303,519
 2005  Lowest contract charges         19,612      7.998221         156,862
    Highest contract charges            1,592      5.996884           9,545
    Remaining contract charges         56,697            --         367,868
 2004  Lowest contract charges         27,268      7.762533         211,663
    Highest contract charges            1,600      5.878665           9,405
    Remaining contract charges        103,992            --         650,706
MFS(R) INVESTORS TRUST SERIES
 2008  Lowest contract charges        117,783      0.879327         103,570
    Highest contract charges            4,112      6.579279          27,053
    Remaining contract charges         87,347            --         601,421
 2007  Lowest contract charges        144,681      1.331219         192,602
    Highest contract charges            4,355     10.091082          43,951
    Remaining contract charges        101,862            --       1,067,345
 2006  Lowest contract charges        152,922      1.222627         186,967
    Highest contract charges            4,229      9.389215          39,706
    Remaining contract charges        105,686            --       1,023,825
 2005  Lowest contract charges         93,862      1.096187         102,890
    Highest contract charges            4,201      8.528364          35,826
    Remaining contract charges        127,182            --       1,113,834
 2004  Lowest contract charges          9,566      8.380645          80,172
    Highest contract charges            1,453      8.156435          11,852
    Remaining contract charges        103,690            --         860,826

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2008  Lowest contract charges        1.40%             0.60%            (37.75)%
    Highest contract charges          2.41%             0.58%            (38.37)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             0.36%              9.81%
    Highest contract charges          2.39%             0.32%              8.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%               --               6.08%
    Highest contract charges          2.40%               --               5.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             0.32%              3.04%
    Highest contract charges          2.39%             0.35%              2.01%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%               --               7.67%
    Highest contract charges          2.37%               --               6.60%
    Remaining contract charges          --                --                 --
MFS(R) INVESTORS TRUST SERIES
 2008  Lowest contract charges        1.30%             0.87%            (33.95)%
    Highest contract charges          2.61%             0.84%            (34.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.83%              8.88%
    Highest contract charges          2.59%             0.81%              7.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.36%             11.54%
    Highest contract charges          2.60%             0.49%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               5.93%
    Highest contract charges          2.58%             0.60%              4.56%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             0.68%              9.81%
    Highest contract charges          2.58%               --               8.50%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 2008  Lowest contract charges         48,455     $1.022140         $49,528
    Highest contract charges            4,175     10.566125          44,117
    Remaining contract charges        733,457            --       8,076,784
 2007  Lowest contract charges         48,459      1.329842          64,443
    Highest contract charges            5,108     13.927118          71,140
    Remaining contract charges        903,174            --      13,018,275
 2006  Lowest contract charges         48,463      1.292758          62,651
    Highest contract charges            5,994     13.715825          82,214
    Remaining contract charges      1,033,056            --      14,550,984
 2005  Lowest contract charges         44,912      1.170452          52,567
    Highest contract charges            6,643     12.580684          83,577
    Remaining contract charges      1,147,358            --      14,728,618
 2004  Lowest contract charges        238,908     12.917678       3,086,138
    Highest contract charges            4,079     12.557976          51,226
    Remaining contract charges        893,207            --      11,376,568
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2008  Lowest contract charges          2,639     11.600634          30,610
    Highest contract charges            2,954     11.090078          32,756
    Remaining contract charges          4,915            --          55,830
 2007  Lowest contract charges          2,639     15.230246          40,187
    Highest contract charges            2,978     14.676995          43,707
    Remaining contract charges         12,814            --         191,820
 2006  Lowest contract charges          1,481     14.957667          22,158
    Highest contract charges            6,300     14.530066          91,528
    Remaining contract charges          5,005            --          73,884
 2005  Lowest contract charges          3,764     13.487418          50,761
    Highest contract charges            6,733     13.207063          88,924
    Remaining contract charges          5,427            --          72,486
 2004  Lowest contract charges          1,481     12.750251          18,888
    Highest contract charges              122     12.644405           1,544
    Remaining contract charges          2,364            --          29,980

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 2008  Lowest contract charges        1.30%             3.11%            (23.14)%
    Highest contract charges          2.61%             3.14%            (24.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.52%              2.87%
    Highest contract charges          2.59%             2.41%              1.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.20%             10.45%
    Highest contract charges          2.60%             2.48%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               1.49%
    Highest contract charges          2.58%             1.74%              0.18%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             1.73%              9.77%
    Highest contract charges          2.57%             1.29%              8.47%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2008  Lowest contract charges        1.50%             2.38%            (23.83)%
    Highest contract charges          2.30%             2.38%            (24.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%             1.71%              1.82%
    Highest contract charges          2.30%             1.98%              1.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.22%             10.90%
    Highest contract charges          2.30%             1.30%             10.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.44%              5.78%
    Highest contract charges          2.28%             0.94%              4.94%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.48%               --               9.86%
    Highest contract charges          1.95%               --               9.31%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2008  Lowest contract charges        179,490     $1.099033        $197,265
    Highest contract charges           26,418     11.834817         312,656
    Remaining contract charges        661,068            --       8,246,862
 2007  Lowest contract charges        196,369      1.239946         243,487
    Highest contract charges           15,046     13.527056         203,522
    Remaining contract charges        720,363            --      10,204,658
 2006  Lowest contract charges        190,270      1.191205         226,650
    Highest contract charges           15,164     13.165406         199,643
    Remaining contract charges        900,476            --      12,326,923
 2005  Lowest contract charges        121,983      1.163384         141,913
    Highest contract charges           13,600     13.026094         177,149
    Remaining contract charges      1,041,266            --      13,989,227
 2004  Lowest contract charges         18,644      1.130940          21,084
    Highest contract charges           13,210     12.828577         169,470
    Remaining contract charges      1,169,257            --      15,321,412
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2008  Lowest contract charges         15,903     16.130590         256,528
    Highest contract charges              155     18.314140           2,846
    Remaining contract charges         26,319            --         470,395
 2007  Lowest contract charges         18,052     19.239520         347,310
    Highest contract charges              537     22.107798          11,866
    Remaining contract charges         33,127            --         717,081
 2006  Lowest contract charges         17,642     18.314375         323,111
    Highest contract charges              544     21.298708          11,572
    Remaining contract charges         37,614            --         781,955
 2005  Lowest contract charges         18,877     16.761055         316,402
    Highest contract charges              852     19.819846          16,896
    Remaining contract charges         36,851            --         702,356
 2004  Lowest contract charges         22,170     15.142234         335,696
    Highest contract charges              649     18.085485          11,742
    Remaining contract charges         31,725            --         535,933

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2008  Lowest contract charges        1.30%             4.53%            (11.36)%
    Highest contract charges          2.59%             4.95%            (12.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.81%              4.09%
    Highest contract charges          2.59%             3.64%              2.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             3.25%              2.39%
    Highest contract charges          2.60%             4.17%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.28%              2.87%
    Highest contract charges          2.59%             3.41%              1.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             4.26%              3.02%
    Highest contract charges          2.55%             2.41%              1.69%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2008  Lowest contract charges        1.40%             7.31%            (16.16)%
    Highest contract charges          2.65%             5.28%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             7.21%              5.05%
    Highest contract charges          2.59%             7.15%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             8.79%              9.27%
    Highest contract charges          2.60%            14.71%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             7.34%             10.69%
    Highest contract charges          2.38%             8.56%              9.59%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             6.88%              8.53%
    Highest contract charges          2.38%             8.25%              7.45%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges            785     $9.891401          $7,763
    Highest contract charges              558     12.424182           6,938
    Remaining contract charges      1,503,844            --      14,495,018
 2007  Lowest contract charges            742     23.038258          17,100
    Highest contract charges            2,009     29.399461          59,063
    Remaining contract charges      1,469,918            --      33,295,994
 2006  Lowest contract charges          1,175     16.525505          19,411
    Highest contract charges            2,046     21.482782          43,957
    Remaining contract charges        869,348            --      14,284,032
 2005  Lowest contract charges            531     12.138274           6,441
    Highest contract charges            1,230     16.076611          19,777
    Remaining contract charges        269,592            --       3,375,145
 2004  Lowest contract charges          4,818      1.443391           6,955
    Highest contract charges              141     12.326618           1,742
    Remaining contract charges         62,142            --         751,277
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges         18,465      1.059525          19,564
    Highest contract charges            1,640      8.164682          13,391
    Remaining contract charges         81,041            --         702,537
 2007  Lowest contract charges         26,511      1.391435          36,888
    Highest contract charges            3,724     10.862917          40,459
    Remaining contract charges        149,852            --       1,705,781
 2006  Lowest contract charges         28,253      1.355279          38,291
    Highest contract charges            3,853     10.719109          41,307
    Remaining contract charges        175,137            --       1,954,541
 2005  Lowest contract charges          9,408      1.264029          11,892
    Highest contract charges            4,041     10.128146          40,930
    Remaining contract charges        197,744            --       2,068,897
 2004  Lowest contract charges         84,772     10.727163         909,364
    Highest contract charges            1,769     10.286162          18,193
    Remaining contract charges        139,399            --       1,454,327
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges          3,159      8.222129          25,973
    Highest contract charges            2,803      7.717449          21,632
    Remaining contract charges        875,681            --       6,997,718
 2007  Lowest contract charges          3,373     15.576117          52,545
    Highest contract charges            3,985     14.863779          59,236
    Remaining contract charges        803,112            --      12,251,578
 2006  Lowest contract charges          2,984     12.799102          38,197
    Highest contract charges            2,092     12.416818          25,967
    Remaining contract charges        471,350            --       5,947,061
 2005  Lowest contract charges            324     11.815831           3,826
    Highest contract charges              499     11.653645           5,815
    Remaining contract charges        148,437            --       1,741,159

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.67%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.52%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.94%             36.14%
    Highest contract charges          2.60%             0.94%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.04%             34.19%
    Highest contract charges          2.57%             0.21%             30.42%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.66%             21.53%
    Highest contract charges          2.58%             1.07%             19.96%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges        1.30%             9.12%            (23.85)%
    Highest contract charges          2.62%             8.85%            (24.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             8.51%              2.67%
    Highest contract charges          2.59%             8.66%              1.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             5.07%              7.22%
    Highest contract charges          2.60%             8.08%              5.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --              (0.25)%
    Highest contract charges          2.58%             6.50%             (1.54)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             6.00%              7.96%
    Highest contract charges          2.58%             7.70%              6.68%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        0.75%             0.71%            (47.21)%
    Highest contract charges          2.41%             0.66%            (48.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --              21.70%
    Highest contract charges          2.38%               --              19.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.38%               --               6.55%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              24.28%
    Highest contract charges          2.37%               --              22.92%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges          5,427     $8.180000         $44,390
    Highest contract charges            3,524     11.484152          40,469
    Remaining contract charges      1,055,369            --       8,924,197
 2007  Lowest contract charges          4,061     14.068913          57,130
    Highest contract charges            4,473     20.076072          89,793
    Remaining contract charges      1,091,216            --      16,230,607
 2006  Lowest contract charges          2,926     13.156067          38,498
    Highest contract charges            4,623     19.105897          88,324
    Remaining contract charges        851,133            --      12,447,388
 2005  Lowest contract charges            597     10.988986           6,557
    Highest contract charges            3,755     16.246380          61,013
    Remaining contract charges        514,087            --       6,943,888
 2004  Lowest contract charges        136,454     13.981589       1,907,850
    Highest contract charges            2,888     14.846750          42,874
    Remaining contract charges        260,350            --       3,278,228
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges         46,579      0.639343          29,780
    Highest contract charges            1,417      3.835145           5,433
    Remaining contract charges        533,727            --       5,369,101
 2007  Lowest contract charges        356,325      1.333634         475,207
    Highest contract charges            1,431      8.111956          11,605
    Remaining contract charges        659,802            --      13,628,464
 2006  Lowest contract charges        355,168      1.100382         390,820
    Highest contract charges            1,437      6.783478           9,752
    Remaining contract charges        818,093            --      14,392,660
 2005  Lowest contract charges        301,232      1.110661         334,567
    Highest contract charges            2,590      6.940242          17,977
    Remaining contract charges      1,009,643            --      19,040,049
 2004  Lowest contract charges        306,404      0.983629         301,389
    Highest contract charges            2,599      6.227146          16,185
    Remaining contract charges      1,212,281            --      21,047,470

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges        0.75%             0.73%            (41.86)%
    Highest contract charges          2.61%             0.84%            (42.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.60%              6.94%
    Highest contract charges          2.59%             0.65%              5.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.24%             19.72%
    Highest contract charges          2.60%             0.31%             17.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              13.94%
    Highest contract charges          2.59%             0.28%              9.43%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             0.02%             13.00%
    Highest contract charges          2.58%             0.03%             11.65%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.31%             0.44%            (52.06)%
    Highest contract charges          2.41%             0.07%            (52.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              21.20%
    Highest contract charges          2.39%               --              19.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.41%               --              (2.26)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.72%             12.92%
    Highest contract charges          2.39%             0.45%             11.45%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.36%              6.90%
    Highest contract charges          2.39%             0.11%              5.40%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges        463,274     $1.037274        $480,542
    Highest contract charges              604     10.544030           6,373
    Remaining contract charges        263,629            --       4,485,376
 2007  Lowest contract charges        508,592      1.356218         689,762
    Highest contract charges               43     13.947661             600
    Remaining contract charges        348,180            --       7,535,741
 2006  Lowest contract charges        605,059      1.322920         800,445
    Highest contract charges               60     13.776356             821
    Remaining contract charges        434,311            --       9,517,234
 2005  Lowest contract charges        526,064      1.189469         625,737
    Highest contract charges               60     12.545496             748
    Remaining contract charges        509,446            --      10,208,197
 2004  Lowest contract charges        104,168      1.113625          16,002
    Highest contract charges            1,232     11.924222          14,691
    Remaining contract charges        671,814            --      13,017,016
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges         18,054      0.758844          13,700
    Highest contract charges              755      2.531990           1,911
    Remaining contract charges        436,670            --       1,732,018
 2007  Lowest contract charges         18,070      1.508588          27,260
    Highest contract charges              755      5.111479           3,862
    Remaining contract charges        617,285            --       4,671,313
 2006  Lowest contract charges         18,070      1.280881          23,146
    Highest contract charges              650      4.405475           2,868
    Remaining contract charges        707,811            --       4,829,627
 2005  Lowest contract charges          4,327      1.203121           5,205
    Highest contract charges              651      4.204831           2,739
    Remaining contract charges        802,408            --       5,352,617
 2004  Lowest contract charges          5,696      0.994021           5,664
    Highest contract charges              521      3.530842           1,841
    Remaining contract charges        949,695            --       5,366,990

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges        1.30%             0.82%            (23.52)%
    Highest contract charges          2.29%             0.23%            (24.40)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.54%              2.52%
    Highest contract charges          2.26%             2.26%              1.24%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.67%             11.22%
    Highest contract charges          2.33%             2.36%              9.81%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.51%              6.81%
    Highest contract charges          2.34%             2.19%              5.44%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.31%              9.50%
    Highest contract charges          2.15%             2.06%              8.33%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges        1.30%               --             (49.70)%
    Highest contract charges          2.61%               --             (50.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              17.78%
    Highest contract charges          2.59%               --              16.03%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.26%               --               6.46%
    Highest contract charges          2.61%               --               4.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              21.04%
    Highest contract charges          2.59%               --              19.09%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.27%               --              21.01%
    Highest contract charges          2.59%               --              19.27%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges         24,886     $0.995874         $24,784
    Highest contract charges            2,462      5.453858          13,430
    Remaining contract charges        132,027            --       1,750,323
 2007  Lowest contract charges         25,036      1.942474          48,631
    Highest contract charges            2,609     10.806114          28,192
    Remaining contract charges        154,380            --       4,171,799
 2006  Lowest contract charges         30,593      1.600730          48,971
    Highest contract charges            2,705      9.042643          24,458
    Remaining contract charges        212,832            --       4,858,161
 2005  Lowest contract charges         37,737      1.465011          55,285
    Highest contract charges            2,846      8.405217          23,923
    Remaining contract charges        268,535            --       5,570,422
 2004  Lowest contract charges         30,705      1.250444          38,397
    Highest contract charges              152      7.285686           1,109
    Remaining contract charges        318,391            --       5,916,226
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges         93,299      1.081452         100,899
    Highest contract charges            1,693      8.586317          14,540
    Remaining contract charges        205,345            --       2,118,245
 2007  Lowest contract charges        119,067      1.397865         166,440
    Highest contract charges            1,798     11.282737          20,286
    Remaining contract charges        311,314            --       4,102,187
 2006  Lowest contract charges         90,335      1.363163         123,141
    Highest contract charges            1,886     11.173114          21,089
    Remaining contract charges        359,514            --       4,708,357
 2005  Lowest contract charges         28,620      1.305789          37,371
    Highest contract charges            1,987     10.851070          21,562
    Remaining contract charges        428,841            --       5,418,356
 2004  Lowest contract charges         16,611      1.285868          21,359
    Highest contract charges            1,814     10.852128          19,683
    Remaining contract charges        599,234            --       7,396,898

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        1.30%             0.75%            (48.73)%
    Highest contract charges          2.61%             0.46%            (49.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.46%             21.35%
    Highest contract charges          2.59%             0.15%             19.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --              17.16%
    Highest contract charges          2.57%               --              15.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              20.73%
    Highest contract charges          2.61%               --              18.82%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges        1.30%             2.26%            (22.64)%
    Highest contract charges          2.60%             2.15%            (23.90)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             6.18%              2.55%
    Highest contract charges          2.59%             5.91%              0.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             6.22%              4.39%
    Highest contract charges          2.60%             6.20%              2.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             6.91%              1.55%
    Highest contract charges          2.59%             6.89%             (0.01)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             8.96%              5.62%
    Highest contract charges          2.59%             9.44%              3.88%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges        238,787     $0.767650        $183,305
    Highest contract charges              779      7.649395           5,956
    Remaining contract charges        601,718            --       9,812,156
 2007  Lowest contract charges        238,842      1.226769         293,004
    Highest contract charges              787     12.390268           9,753
    Remaining contract charges        752,777            --      19,398,799
 2006  Lowest contract charges        256,585      1.191924         305,830
    Highest contract charges              792     12.208537           9,658
    Remaining contract charges        977,083            --      25,030,874
 2005  Lowest contract charges        233,502      1.085444         253,454
    Highest contract charges              828     11.267672           9,326
    Remaining contract charges      1,246,270            --      29,531,082
 2004  Lowest contract charges        127,169      1.041591         132,458
    Highest contract charges              832     10.958814           9,117
    Remaining contract charges      1,596,811            --      36,647,893
MORGAN STANLEY -- GLOBAL
 EQUITY PORTFOLIO
 2008  Lowest contract charges         58,617      0.911411          53,424
    Highest contract charges            1,132      6.242001           7,066
    Remaining contract charges        264,376            --       3,267,922
 2007  Lowest contract charges         87,872      1.696135         149,043
    Highest contract charges            1,132     11.805397          13,364
    Remaining contract charges        320,963            --       7,355,454
 2006  Lowest contract charges         91,504      1.475550         135,018
    Highest contract charges            1,132     10.431601          11,809
    Remaining contract charges        407,876            --       8,191,241
 2005  Lowest contract charges        118,077      1.229415         145,165
    Highest contract charges              962      8.822506           8,487
    Remaining contract charges        483,965            --       8,219,480
 2004  Lowest contract charges         94,315      1.125673         106,169
    Highest contract charges              362      8.243688           2,982
    Remaining contract charges        569,788            --       8,978,583

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges        1.30%             0.43%            (37.43)%
    Highest contract charges          2.41%             0.36%            (38.26)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.18%              2.92%
    Highest contract charges          2.39%             0.93%              1.49%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.36%              9.81%
    Highest contract charges          2.40%             1.08%              8.35%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.37%              4.21%
    Highest contract charges          2.39%             1.02%              2.82%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.60%              6.89%
    Highest contract charges          2.37%             3.13%              5.47%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- GLOBAL
 EQUITY PORTFOLIO
 2008  Lowest contract charges        1.31%             0.84%            (46.27)%
    Highest contract charges          2.61%             0.67%            (47.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.66%             14.95%
    Highest contract charges          2.59%             0.43%             13.17%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.78%             20.02%
    Highest contract charges          2.60%             0.54%             18.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.62%              9.22%
    Highest contract charges          2.52%               --               7.49%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.24%              6.77%
    Highest contract charges          2.18%               --               5.44%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges        217,696     $0.697147        $151,766
    Highest contract charges            7,156      4.092333          29,284
    Remaining contract charges        163,874            --       1,255,282
 2007  Lowest contract charges        216,266      1.376764         297,747
    Highest contract charges            9,768      8.205665          80,154
    Remaining contract charges        195,013            --       3,166,569
 2006  Lowest contract charges        249,157      1.143977         285,029
    Highest contract charges           10,841      6.926968          75,102
    Remaining contract charges        234,734            --       3,200,361
 2005  Lowest contract charges        148,101      1.115013         165,135
    Highest contract charges           10,483      6.852504          71,835
    Remaining contract charges        270,704            --       3,856,901
 2004  Lowest contract charges          9,176      0.977539           8,970
    Highest contract charges            4,574      6.104294          27,920
    Remaining contract charges        326,924            --       4,081,409
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges        410,752      1.083695         445,130
    Highest contract charges              182     10.165174           1,852
    Remaining contract charges      1,348,692            --      15,402,977
 2007  Lowest contract charges        226,793     13.835207       3,137,724
    Highest contract charges            1,551     10.215179          15,841
    Remaining contract charges        436,272            --       4,666,668
 2006  Lowest contract charges        298,634     13.370650       3,992,927
    Highest contract charges            1,511     10.017061          15,139
    Remaining contract charges        285,186            --       2,973,513
 2005  Lowest contract charges        328,687     12.963657       4,260,982
    Highest contract charges            1,381      9.853007          13,605
    Remaining contract charges        248,967            --       2,533,282
 2004  Lowest contract charges         23,538      0.988854          23,275
    Highest contract charges            1,419      9.867901          13,999
    Remaining contract charges        761,387            --       8,829,364

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- CAPITAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges        1.30%             0.32%            (49.36)%
    Highest contract charges          2.61%               --             (50.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              20.35%
    Highest contract charges          2.60%               --              18.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               2.60%
    Highest contract charges          2.60%               --               1.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.49%             14.06%
    Highest contract charges          2.58%             0.29%             12.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.21%              6.25%
    Highest contract charges          1.95%               --               4.63%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges        1.22%             0.31%              1.06%
    Highest contract charges          2.61%             2.21%             (0.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             4.82%              3.47%
    Highest contract charges          2.59%             4.54%              1.98%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             4.50%              3.14%
    Highest contract charges          2.60%             4.26%              1.67%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             2.67%              1.31%
    Highest contract charges          2.59%             2.44%             (0.15)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             1.45%             (0.44)%
    Highest contract charges          2.54%             1.07%             (1.97)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2008  Lowest contract charges        177,550     $1.253489        $222,557
    Highest contract charges            2,775      7.668504          21,277
    Remaining contract charges        184,256            --       3,056,182
 2007  Lowest contract charges        198,781      1.895936         376,876
    Highest contract charges            2,925     11.721275          34,284
    Remaining contract charges        229,022            --       5,503,761
 2006  Lowest contract charges        194,271      1.602471         311,314
    Highest contract charges              973      9.979562           9,714
    Remaining contract charges        272,416            --       5,837,090
 2005  Lowest contract charges        166,305      1.347218         224,049
    Highest contract charges              973      8.485148           8,259
    Remaining contract charges        328,494            --       6,229,696
 2004  Lowest contract charges         27,527      1.173772          32,310
    Highest contract charges            1,766      7.473436          13,196
    Remaining contract charges        381,649            --       6,589,087
MORGAN STANLEY --
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2008  Lowest contract charges        273,389      0.890452         243,439
    Highest contract charges            7,730      8.893738          68,749
    Remaining contract charges        596,107            --       8,144,928
 2007  Lowest contract charges        317,919      1.504079         478,175
    Highest contract charges           10,652     15.263891         162,594
    Remaining contract charges        818,669            --      18,977,916
 2006  Lowest contract charges        334,184      1.501713         501,848
    Highest contract charges           10,471     15.474905         162,060
    Remaining contract charges      1,016,391            --      24,351,909
 2005  Lowest contract charges        244,008      1.315013         320,873
    Highest contract charges            9,116     13.770088         125,521
    Remaining contract charges      1,230,334            --      26,975,980
 2004  Lowest contract charges        104,751      1.235637         129,433
    Highest contract charges            4,282     13.138524          56,256
    Remaining contract charges      1,551,252            --      33,099,080

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2008  Lowest contract charges        1.30%             0.60%            (33.89)%
    Highest contract charges          2.10%             0.52%            (34.58)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.82%             18.31%
    Highest contract charges          2.09%             1.58%             17.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.16%             18.95%
    Highest contract charges          2.16%             1.85%             17.61%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.40%             14.78%
    Highest contract charges          2.15%             1.82%             13.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.27%             2.92%             22.83%
    Highest contract charges          2.15%             1.99%             21.51%
    Remaining contract charges          --                --                 --
MORGAN STANLEY --
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2008  Lowest contract charges        1.31%             2.00%            (40.80)%
    Highest contract charges          2.61%             1.70%            (41.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.46%              0.16%
    Highest contract charges          2.59%             1.21%             (1.36)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.04%             14.20%
    Highest contract charges          2.60%             1.13%             12.38%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.03%              6.42%
    Highest contract charges          2.58%             0.79%              4.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.82%             15.14%
    Highest contract charges          2.55%               --              13.35%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF SMALL
 COMPANY GROWTH PORTFOLIO
 2008  Lowest contract charges          3,308     $8.196631         $27,116
    Highest contract charges            5,614      7.779124          43,672
    Remaining contract charges         25,287            --         200,694
 2007  Lowest contract charges          9,092     13.969089         127,000
    Highest contract charges            5,965     13.404473          79,958
    Remaining contract charges         32,601            --         444,578
 2006  Lowest contract charges          8,782     13.772179         120,951
    Highest contract charges            6,109     13.361686          81,622
    Remaining contract charges         31,346            --         423,732
 2005  Lowest contract charges         10,015     12.500760         125,194
    Highest contract charges            5,691     12.262332          69,779
    Remaining contract charges         27,354            --         337,995
 2004  Lowest contract charges          2,381     11.241435          26,774
    Highest contract charges              723     11.148935           8,065
    Remaining contract charges          4,346            --          48,619
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 2008  Lowest contract charges          2,938     13.585555          39,919
    Highest contract charges              162     12.777273           2,068
    Remaining contract charges         35,482            --         468,791
 2007  Lowest contract charges         15,779     19.407659         306,231
    Highest contract charges              162     18.455152           2,989
    Remaining contract charges         44,689            --         848,655
 2006  Lowest contract charges         17,712     17.945559         317,850
    Highest contract charges              427     17.253444           7,374
    Remaining contract charges         45,826            --         808,150
 2005  Lowest contract charges         17,933     14.991994         268,855
    Highest contract charges              383     14.573126           5,585
    Remaining contract charges         47,497            --         703,251
 2004  Lowest contract charges          3,027     13.590845          41,156
    Highest contract charges              103     13.357186           1,382
    Remaining contract charges         25,682            --         346,338
MTB LARGE CAP GROWTH FUND II
 2008  Lowest contract charges        468,019      0.719731         336,848
    Highest contract charges           28,585      0.692965          19,808
    Remaining contract charges        615,525            --         434,209
 2007  Lowest contract charges        375,398      1.194606         448,453
    Highest contract charges           29,188      1.159425          33,841
    Remaining contract charges        685,644            --         806,010
 2006  Lowest contract charges        145,521      1.107052         161,099
    Highest contract charges           20,256      1.083082          21,939
    Remaining contract charges        473,557            --         517,676
 2005  Lowest contract charges         63,248      1.014895          64,190
    Highest contract charges            7,579      1.000907           7,586
    Remaining contract charges        222,424            --         223,978

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF SMALL
 COMPANY GROWTH PORTFOLIO
 2008  Lowest contract charges        1.51%               --             (41.32)%
    Highest contract charges          2.61%               --             (41.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               1.43%
    Highest contract charges          2.59%               --               0.32%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --              10.17%
    Highest contract charges          2.60%               --               8.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --              11.20%
    Highest contract charges          2.57%               --               9.99%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.11%               --              12.41%
    Highest contract charges          1.90%               --              11.49%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF GLOBAL
 FRANCHISE PORTFOLIO
 2008  Lowest contract charges        1.52%             1.78%            (30.00)%
    Highest contract charges          2.61%             1.74%            (30.77)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --               8.15%
    Highest contract charges          2.59%               --               6.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.41%             19.70%
    Highest contract charges          2.60%             1.41%             18.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.47%               --              10.31%
    Highest contract charges          2.57%               --               9.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.18%             11.09%
    Highest contract charges          2.59%             0.20%              9.88%
    Remaining contract charges          --                --                 --
MTB LARGE CAP GROWTH FUND II
 2008  Lowest contract charges        1.15%             0.48%            (39.75)%
    Highest contract charges          1.96%             0.44%            (40.23)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.52%              7.91%
    Highest contract charges          1.94%             0.42%              7.05%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             0.75%              9.08%
    Highest contract charges          1.94%             0.69%              8.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.68%              5.71%
    Highest contract charges          1.69%             4.71%              5.15%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MTB LARGE CAP VALUE FUND II
 2008  Lowest contract charges      1,018,357     $0.799992        $814,677
    Highest contract charges           30,205      0.770256          23,266
    Remaining contract charges      1,401,286            --       1,097,041
 2007  Lowest contract charges      1,127,372      1.335509       1,505,616
    Highest contract charges           17,100      1.296207          22,165
    Remaining contract charges      1,363,509            --       1,789,725
 2006  Lowest contract charges        370,926      1.330094         493,367
    Highest contract charges           13,085      1.301319          17,026
    Remaining contract charges      1,044,404            --       1,371,094
 2005  Lowest contract charges         12,241      1.144063          14,005
    Highest contract charges            3,318      1.128300           3,744
    Remaining contract charges        404,289            --         458,609
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2008  Lowest contract charges      1,521,563      0.850690       1,294,378
    Highest contract charges           98,199      0.819082          80,433
    Remaining contract charges      1,514,908            --       1,266,057
 2007  Lowest contract charges      1,246,543      1.213306       1,512,439
    Highest contract charges           68,363      1.177618          80,506
    Remaining contract charges      1,482,212            --       1,773,608
 2006  Lowest contract charges        721,243      1.148226         828,150
    Highest contract charges           50,226      1.123383          56,422
    Remaining contract charges      1,341,151            --       1,523,368
 2005  Lowest contract charges        596,925      1.052312         628,151
    Highest contract charges           50,225      1.037808          52,124
    Remaining contract charges        815,357            --         851,305
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2008  Lowest contract charges         13,138      7.508286          98,647
    Highest contract charges            1,553      7.295864          11,328
    Remaining contract charges         28,038            --         207,680
 2007  Lowest contract charges         17,253     12.791953         220,696
    Highest contract charges            1,553     12.530085          19,455
    Remaining contract charges         30,683            --         388,644
 2006  Lowest contract charges         10,559     12.013898         126,849
    Highest contract charges            1,552     11.862441          18,418
    Remaining contract charges         21,482            --         256,371
 2005  Lowest contract charges          5,217     10.555525          55,068
    Highest contract charges            1,156     10.536982          12,177
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MTB LARGE CAP VALUE FUND II
 2008  Lowest contract charges        1.15%             1.29%            (40.10)%
    Highest contract charges          1.95%             1.30%            (40.58)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.14%              0.41%
    Highest contract charges          1.94%             1.04%             (0.39)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.27%             16.26%
    Highest contract charges          1.95%             1.51%             15.33%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             1.12%             12.93%
    Highest contract charges          1.91%             1.32%             12.33%
    Remaining contract charges          --                --                 --
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2008  Lowest contract charges        1.15%             1.56%            (29.89)%
    Highest contract charges          1.95%             1.42%            (30.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.55%              5.67%
    Highest contract charges          1.94%             2.23%              4.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             2.98%              9.12%
    Highest contract charges          1.95%             2.57%              8.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%             3.02%              6.53%
    Highest contract charges          1.91%             2.70%              5.97%
    Remaining contract charges          --                --                 --
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2008  Lowest contract charges        1.16%             0.56%            (41.31)%
    Highest contract charges          1.96%             0.61%            (41.77)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             1.50%              6.48%
    Highest contract charges          1.94%             1.22%              5.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             5.11%             13.48%
    Highest contract charges          1.95%             2.74%             12.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.84%               --               9.84%
    Highest contract charges          1.86%             2.29%              9.67%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 CONSERVATIVE GROWTH II
 2008  Lowest contract charges         40,720     $8.894238        $362,171
    Highest contract charges              963      8.642691           8,325
    Remaining contract charges         30,217            --         264,655
 2007  Lowest contract charges         28,972     11.204078         324,604
    Highest contract charges              963     10.974704          10,571
    Remaining contract charges         23,349            --         258,726
 2006  Lowest contract charges          6,164     10.778088          66,431
    Highest contract charges           11,938     10.692953         127,657
    Remaining contract charges            885            --           9,498
 2005  Lowest contract charges            683     10.193799           6,959
    Highest contract charges            8,437     10.163961          85,750
    Remaining contract charges             --            --              --
OPPENHEIMER MIDCAP FUND/VA
 2008  Lowest contract charges         86,525      5.926277         512,773
    Highest contract charges               11      5.637671              64
    Remaining contract charges        209,481            --       1,214,833
 2007  Lowest contract charges         70,205     11.803633         828,669
    Highest contract charges              119     11.376060           1,358
    Remaining contract charges        185,717            --       2,157,215
 2006  Lowest contract charges         49,690     11.260326         559,525
    Highest contract charges              712     11.004514           7,840
    Remaining contract charges        136,830            --       1,523,421
 2005  Lowest contract charges          9,331     11.091041         103,485
    Highest contract charges            1,549     10.975468          16,996
    Remaining contract charges         60,003            --         661,983
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2008  Lowest contract charges          4,724     $6.908280         $32,633
    Highest contract charges              659      6.471717           4,266
    Remaining contract charges      5,547,066            --      37,228,203
 2007  Lowest contract charges          6,655     12.809096          85,239
    Highest contract charges              595     12.205811           7,268
    Remaining contract charges      4,333,439            --      54,285,305
 2006  Lowest contract charges          1,770     11.334601          20,066
    Highest contract charges              171     10.985837           1,879
    Remaining contract charges      2,730,869            --      30,486,392
 2005  Lowest contract charges        168,848     10.569767       1,784,688
    Highest contract charges              486     10.455204           5,079
    Remaining contract charges        854,758            --       8,989,795

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 CONSERVATIVE GROWTH II
 2008  Lowest contract charges        1.15%             2.05%            (20.62)%
    Highest contract charges          1.95%             1.91%            (21.25)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             3.16%              3.95%
    Highest contract charges          1.94%             2.64%              3.12%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             5.40%              5.73%
    Highest contract charges          1.65%             3.06%              5.21%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%            10.26%              1.55%
    Highest contract charges          1.59%             7.38%              1.30%
    Remaining contract charges          --                --                 --
OPPENHEIMER MIDCAP FUND/VA
 2008  Lowest contract charges        1.15%               --             (49.79)%
    Highest contract charges          2.48%               --             (50.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               4.83%
    Highest contract charges          2.34%               --               3.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --               1.53%
    Highest contract charges          2.40%               --               0.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.13%               --              16.86%
    Highest contract charges          2.24%               --              15.89%
    Remaining contract charges          --                --                 --
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2008  Lowest contract charges        0.75%               --             (46.07)%
    Highest contract charges          2.46%               --             (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%               --              13.01%
    Highest contract charges          2.40%             0.01%             11.11%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               6.88%
    Highest contract charges          2.48%             0.33%              5.08%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --               8.93%
    Highest contract charges          2.43%               --               7.99%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                   42,478       $8.372758          $355,654
    Highest contract charges                      6,963        5.999599            41,776
    Remaining contract charges               15,965,891              --       130,152,184
 2007  Lowest contract charges                   39,729       14.137670           561,682
    Highest contract charges                        275       10.304583             2,838
    Remaining contract charges               15,324,409              --       212,354,905
 2006  Lowest contract charges                   20,123       13.427502           270,208
    Highest contract charges                     90,175       13.026465         1,174,656
    Remaining contract charges                8,295,986              --       109,880,758
 2005  Lowest contract charges                      441       11.527071             5,085
    Highest contract charges                     17,923       11.368801           203,763
    Remaining contract charges                1,488,733              --        17,040,032
OPPENHEIMER MAIN STREET FUND(R)/VA
 2008  Lowest contract charges                    1,429        7.519888            10,745
    Highest contract charges                      1,163        7.044732             8,191
    Remaining contract charges                  969,340              --         7,031,646
 2007  Lowest contract charges                    1,210       12.344736            14,937
    Highest contract charges                        366       11.763316             4,309
    Remaining contract charges                  931,556              --        11,205,388
 2006  Lowest contract charges                    1,082       11.941867            12,919
    Highest contract charges                     32,407       11.585138           375,442
    Remaining contract charges                  596,326              --         7,004,299
 2005  Lowest contract charges                   24,595       10.449383           257,000
    Highest contract charges                     11,654       10.340458           120,506
    Remaining contract charges                  138,213              --         1,436,045
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)/VA
 2008  Lowest contract charges                    2,872        7.519269            21,595
    Highest contract charges                      1,963        7.044132            13,829
    Remaining contract charges                6,422,833              --        46,881,577
 2007  Lowest contract charges                    1,457       12.219796            17,809
    Highest contract charges                      1,956       11.644211            22,781
    Remaining contract charges                6,321,287              --        75,547,559
 2006  Lowest contract charges                      454       12.485517             5,664
    Highest contract charges                        214       12.101367             2,593
    Remaining contract charges                4,141,269              --        50,925,541
 2005  Lowest contract charges                  196,865       10.934626         2,152,647
    Highest contract charges                        308       10.816124             3,330
    Remaining contract charges                1,027,593              --        11,179,057

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                0.75%              1.22%             (40.78)%
    Highest contract charges                  2.43%              0.38%             (41.78)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.80%               5.29%
    Highest contract charges                  1.72%                --               (1.60)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.32%              16.49%
    Highest contract charges                  2.39%              0.36%              14.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.75%                --               19.81%
    Highest contract charges                  2.33%                --               18.50%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND(R)/VA
 2008  Lowest contract charges                0.75%              1.21%             (39.08)%
    Highest contract charges                  2.44%              0.96%             (40.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.74%               3.37%
    Highest contract charges                  2.35%                --                1.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               13.90%
    Highest contract charges                  2.40%              0.59%              12.04%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --                8.85%
    Highest contract charges                  2.32%                --                7.95%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R)/VA
 2008  Lowest contract charges                0.75%              0.19%             (38.47)%
    Highest contract charges                  2.46%              0.28%             (39.51)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.04%              (2.13)%
    Highest contract charges                  2.41%              0.04%              (3.78)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%                --               13.80%
    Highest contract charges                  2.45%              0.03%              11.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.12%                --               17.49%
    Highest contract charges                  2.43%                --               16.48%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                    4,827      $12.954271           $62,534
    Highest contract charges                     14,200        9.418219           133,737
    Remaining contract charges                2,155,171              --        25,140,516
 2007  Lowest contract charges                    5,348       18.865269           100,892
    Highest contract charges                     58,882       13.944160           821,067
    Remaining contract charges                2,204,985              --        37,724,801
 2006  Lowest contract charges                      970       18.253223            17,711
    Highest contract charges                     13,592       13.716189           186,414
    Remaining contract charges                1,195,380              --        19,738,506
 2005  Lowest contract charges                      367       17.301813             6,346
    Highest contract charges                      8,554       13.217511           113,064
    Remaining contract charges                  326,890              --         4,958,614
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                    1,798       25.458789            45,776
    Highest contract charges                         13        6.470360                83
    Remaining contract charges                  416,346              --         4,880,889
 2007  Lowest contract charges                    1,927       38.469378            74,121
    Highest contract charges                        136        9.944940             1,352
    Remaining contract charges                  435,605              --         7,530,354
 2006  Lowest contract charges                    1,892       37.652345            71,246
    Highest contract charges                     10,360       11.181051           115,842
    Remaining contract charges                  332,210              --         5,142,488
 2005  Lowest contract charges                      285       33.613874             9,575
    Highest contract charges                      4,787       10.147839            48,581
    Remaining contract charges                  153,851              --         2,118,783
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                        5       33.886310               167
    Highest contract charges                     11,471        6.669551            76,505
    Remaining contract charges                  221,664              --         3,781,690
 2007  Lowest contract charges                        5       55.693138               276
    Highest contract charges                        561       11.122224             6,244
    Remaining contract charges                  264,785              --         7,115,966
 2006  Lowest contract charges                      139       59.390313             8,267
    Highest contract charges                        562       12.130723             6,811
    Remaining contract charges                  145,557              --         3,877,563
 2005  Lowest contract charges                    3,365       51.469113           173,195
    Highest contract charges                        561       10.725103             6,021
    Remaining contract charges                   47,120              --           807,097
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   18,314        5.208302            95,386
    Highest contract charges                      1,130        5.122141             5,789
    Remaining contract charges                  102,247              --           528,998
 2007  Lowest contract charges                      459        9.760552             4,477
    Highest contract charges                      4,906        9.746889            47,823
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                0.75%              6.12%             (31.33)%
    Highest contract charges                  2.42%              3.97%             (32.46)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              4.24%               3.35%
    Highest contract charges                  2.38%              4.34%               1.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.76%              3.63%               5.50%
    Highest contract charges                  2.40%              6.11%               3.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%                --                2.19%
    Highest contract charges                  2.37%                --                1.07%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                0.75%              3.73%             (33.82)%
    Highest contract charges                  2.47%              4.98%             (34.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.50%               2.17%
    Highest contract charges                  1.83%                --               (2.89)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              2.08%              12.01%
    Highest contract charges                  2.41%              2.52%              10.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.66%                --                7.04%
    Highest contract charges                  2.37%                --                5.87%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                0.27%              2.15%             (39.16)%
    Highest contract charges                  2.41%              2.21%             (40.15)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.27%                --               (6.74)%
    Highest contract charges                  2.45%              1.29%              (8.31)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.04%                --               14.70%
    Highest contract charges                  2.45%              1.51%              13.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                7.83%
    Highest contract charges                  2.42%                --                6.90%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                1.14%              0.96%             (46.64)%
    Highest contract charges                  2.43%              2.07%             (47.33)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (1.12)%
    Highest contract charges                  0.45%                --               (1.18)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                    2,496      $14.834573           $37,024
    Highest contract charges                     15,540        5.617009            87,289
    Remaining contract charges                4,725,676              --        48,195,709
 2007  Lowest contract charges                    2,460       26.666709            65,587
    Highest contract charges                     12,229       10.270794           125,599
    Remaining contract charges                4,463,983              --        81,316,834
 2006  Lowest contract charges                    2,426       24.793041            60,141
    Highest contract charges                     75,170       12.560151           944,159
    Remaining contract charges                3,401,844              --        56,766,723
 2005  Lowest contract charges                      501       19.558296             9,799
    Highest contract charges                     50,940       10.073002           513,120
    Remaining contract charges                1,487,032              --        18,510,038
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                   10,885        6.344414            69,061
    Highest contract charges                        866        4.299982             3,724
    Remaining contract charges                4,484,774              --        24,989,840
 2007  Lowest contract charges                   11,096       10.573923           117,332
    Highest contract charges                        809        7.289828             5,896
    Remaining contract charges                2,393,816              --        21,915,259
 2006  Lowest contract charges                   11,276       11.233877           126,668
    Highest contract charges                     21,453        7.889516           169,261
    Remaining contract charges                  400,775              --         3,629,416
 2005  Lowest contract charges                      477        9.934290             4,742
    Highest contract charges                      9,771        7.092883            69,306
    Remaining contract charges                   91,359              --           718,761
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                   17,158       11.537165           197,952
    Highest contract charges                      7,371        7.952811            58,618
    Remaining contract charges                  440,506              --         4,668,633
 2007  Lowest contract charges                   10,391       21.041934           218,652
    Highest contract charges                      4,782       14.754219            70,552
    Remaining contract charges                  514,066              --         9,973,501
 2006  Lowest contract charges                    8,051       22.290074           179,448
    Highest contract charges                        403       15.897471             6,415
    Remaining contract charges                  412,552              --         8,516,540
 2005  Lowest contract charges                    1,639       19.357998            31,730
    Highest contract charges                        322       14.042955             4,518
    Remaining contract charges                  140,949              --         2,498,944

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                0.75%              2.06%             (44.37)%
    Highest contract charges                  2.45%              2.08%             (45.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.20%               7.56%
    Highest contract charges                  1.85%                --               (1.78)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.45%              26.77%
    Highest contract charges                  2.40%              0.54%              24.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --               14.66%
    Highest contract charges                  2.36%                --               13.41%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                0.75%              0.25%             (40.00)%
    Highest contract charges                  2.46%              0.25%             (41.01)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.36%              (5.88)%
    Highest contract charges                  2.44%                --               (7.46)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.30%              13.08%
    Highest contract charges                  2.39%              0.29%              11.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.67%                --               13.42%
    Highest contract charges                  2.37%                --               12.18%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                0.75%              1.92%             (45.17)%
    Highest contract charges                  2.45%              1.63%             (46.10)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              1.02%              (5.60)%
    Highest contract charges                  2.42%              0.28%              (7.19)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.88%              15.15%
    Highest contract charges                  2.47%              1.04%              13.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --                9.05%
    Highest contract charges                  2.36%                --                7.82%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                    3,899      $14.109315           $55,011
    Highest contract charges                      5,431       11.385034            61,830
    Remaining contract charges                2,405,694              --        31,651,226
 2007  Lowest contract charges                    4,054       23.443202            95,047
    Highest contract charges                      1,594       19.242065            30,680
    Remaining contract charges                2,601,796              --        57,318,667
 2006  Lowest contract charges                    3,804       27.061733           102,943
    Highest contract charges                        308       22.593352             6,938
    Remaining contract charges                1,863,912              --        47,612,225
 2005  Lowest contract charges                    1,198       23.245262            27,851
    Highest contract charges                        351       19.739785             6,933
    Remaining contract charges                  548,831              --        12,052,729
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                    4,318        8.138466            35,144
    Highest contract charges                        324        7.104520             2,302
    Remaining contract charges                  445,673              --         3,534,238
 2007  Lowest contract charges                    4,043       13.832698            55,931
    Highest contract charges                        121       12.282903             1,488
    Remaining contract charges                  445,569              --         6,055,625
 2006  Lowest contract charges                    3,647       13.805165            50,352
    Highest contract charges                      8,607       12.487367           107,476
    Remaining contract charges                  273,718              --         3,753,816
 2005  Lowest contract charges                    3,865       12.396378            47,916
    Highest contract charges                      1,549       11.428257            17,706
    Remaining contract charges                  104,780              --         1,300,311
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                    1,154        9.191769            10,611
    Highest contract charges                     23,356        3.469148            81,026
    Remaining contract charges                  117,707              --           573,750
 2007  Lowest contract charges                    1,154       17.006719            19,632
    Highest contract charges                     22,856        6.525817           149,153
    Remaining contract charges                  102,270              --           887,307
 2006  Lowest contract charges                    1,154       16.505957            19,054
    Highest contract charges                     23,550        6.439048           151,636
    Remaining contract charges                   68,537              --           626,681
 2005  Lowest contract charges                      201       15.770447             3,165
    Highest contract charges                     16,747        6.254512           104,745
    Remaining contract charges                   26,149              --           239,527

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                0.75%              1.46%             (39.82)%
    Highest contract charges                  2.44%              1.00%             (40.83)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.55%             (13.37)%
    Highest contract charges                  2.42%              0.25%             (14.83)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.22%              16.42%
    Highest contract charges                  2.45%              0.35%              14.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.74%                --               14.65%
    Highest contract charges                  2.40%                --               13.36%
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                0.75%              4.53%             (41.17)%
    Highest contract charges                  2.47%              3.79%             (42.16)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.58%               0.20%
    Highest contract charges                  2.33%                --               (1.49)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.05%              11.09%
    Highest contract charges                  2.39%              0.99%               9.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.03%                --                4.64%
    Highest contract charges                  2.31%                --                3.70%
    Remaining contract charges                  --                 --                  --
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                0.75%                --              (45.95)%
    Highest contract charges                  2.41%                --              (46.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%                --                3.03%
    Highest contract charges                  2.39%                --                1.35%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%                --                4.66%
    Highest contract charges                  2.40%                --                2.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.68%                --               17.35%
    Highest contract charges                  2.34%                --               16.07%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                   11,065      $35.705565          $395,068
    Highest contract charges                     14,905        4.176328            62,248
    Remaining contract charges                   92,256              --           682,341
 2007  Lowest contract charges                   12,446       57.361079           713,888
    Highest contract charges                     15,515        6.793891           105,407
    Remaining contract charges                  109,928              --         1,382,628
 2006  Lowest contract charges                    9,719       54.988920           534,449
    Highest contract charges                     20,466        6.594853           134,974
    Remaining contract charges                   97,106              --         1,385,620
 2005  Lowest contract charges                    2,926       52.757362           154,348
    Highest contract charges                      8,792        6.406829            56,326
    Remaining contract charges                  155,195              --         1,306,144
PIONEER FUND VCT PORTFOLIO
 2008  Lowest contract charges                   50,972        0.789105            40,222
    Highest contract charges                    333,212        0.765073           254,932
    Remaining contract charges                   73,838              --            57,389
 2007  Lowest contract charges                   56,562        1.216169            68,789
    Highest contract charges                    494,858        1.190416           589,087
    Remaining contract charges                   94,748              --           113,981
 2006  Lowest contract charges                   57,063        1.174047            66,995
    Highest contract charges                    360,589        1.160156           418,342
    Remaining contract charges                   83,927              --            97,906
 2005  Lowest contract charges                   46,189        1.020694            47,145
    Highest contract charges                    368,849        1.018250           375,581
    Remaining contract charges                   49,888              --            50,857
PIONEER OAK RIDGE LARGE CAP GROWTH VCT
 PORTFOLIO
 2008  Lowest contract charges                   15,506        0.688279            10,673
    Highest contract charges                        612        0.660850               405
    Remaining contract charges                  367,084              --           246,444
 2007  Lowest contract charges                   15,530        1.129146            17,536
    Highest contract charges                      4,255        1.097818             4,671
    Remaining contract charges                  456,398              --           506,293
 2006  Lowest contract charges                   16,360        1.056411            17,282
    Highest contract charges                      4,327        1.040018             4,502
    Remaining contract charges                  483,702              --           505,951
 2005  Lowest contract charges                   11,074        1.039627            11,513
    Highest contract charges                     12,691        1.036360            13,152
    Remaining contract charges                  279,510              --           289,981

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                1.15%                --              (37.75)%
    Highest contract charges                  2.41%                --              (38.53)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%                --                4.31%
    Highest contract charges                  2.40%                --                3.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.09%               4.23%
    Highest contract charges                  2.40%              0.07%               2.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               13.06%
    Highest contract charges                  2.37%                --               12.12%
    Remaining contract charges                  --                 --                  --
PIONEER FUND VCT PORTFOLIO
 2008  Lowest contract charges                1.15%              1.53%             (35.12)%
    Highest contract charges                  2.11%              1.45%             (35.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.98%               3.59%
    Highest contract charges                  2.09%              1.03%               2.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.14%              15.02%
    Highest contract charges                  2.10%              1.11%              13.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.38%               2.57%
    Highest contract charges                  2.07%              1.91%               2.42%
    Remaining contract charges                  --                 --                  --
PIONEER OAK RIDGE LARGE CAP GROWTH VCT
 PORTFOLIO
 2008  Lowest contract charges                1.15%              0.40%             (39.04)%
    Highest contract charges                  2.42%              0.45%             (39.80)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.15%              0.20%               6.89%
    Highest contract charges                  2.39%              0.19%               5.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.04%               1.61%
    Highest contract charges                  2.44%              0.01%               0.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                2.04%
    Highest contract charges                  2.35%                --                1.84%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT ENTERPRISE
 PORTFOLIO
 2008  Lowest contract charges         39,465     $5.455176        $215,289
    Highest contract charges            3,327      3.510529          11,679
    Remaining contract charges         97,694            --         365,030
 2007  Lowest contract charges         49,295      9.697231         478,020
    Highest contract charges            3,327      6.329218          21,057
    Remaining contract charges        125,181            --         836,266
 2006  Lowest contract charges         73,844      8.727171         644,445
    Highest contract charges            3,326      5.776113          19,216
    Remaining contract charges        143,911            --         869,532
 2005  Lowest contract charges         85,125      8.265196         703,577
    Highest contract charges            3,327      5.552645          18,473
    Remaining contract charges        147,341            --         848,130
 2004  Lowest contract charges        124,710      7.750029         966,502
    Highest contract charges            3,327      5.282739          17,575
    Remaining contract charges        172,624            --         936,701
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2008  Lowest contract charges         20,932     11.559974         241,973
    Highest contract charges            5,665     10.728106          60,772
    Remaining contract charges      2,895,435            --      31,638,933
 2007  Lowest contract charges         17,636     17.180850         303,005
    Highest contract charges            8,160     16.242615         132,539
    Remaining contract charges      3,028,065            --      49,319,474
 2006  Lowest contract charges          8,460     16.884100         142,841
    Highest contract charges            8,116     16.260056         131,982
    Remaining contract charges      1,925,596            --      30,026,589
 2005  Lowest contract charges          2,399     14.668103          35,183
    Highest contract charges            5,254     14.389633          75,600
    Remaining contract charges      1,010,430            --      13,401,064
 2004  Lowest contract charges          3,002      1.156077           3,469
    Highest contract charges              890     13.460455          11,982
    Remaining contract charges        461,726            --       6,213,655

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT ENTERPRISE
 PORTFOLIO
 2008  Lowest contract charges        1.41%             1.06%            (43.75)%
    Highest contract charges          2.61%             0.71%            (44.54)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.40%             0.41%             11.12%
    Highest contract charges          2.59%             0.15%              9.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.40%             0.44%              5.59%
    Highest contract charges          2.60%             0.19%              4.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.40%             0.73%              6.65%
    Highest contract charges          2.59%             0.47%              5.11%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.40%             0.37%              2.61%
    Highest contract charges          2.58%               --               1.13%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2008  Lowest contract charges        0.75%             1.79%            (32.72)%
    Highest contract charges          2.62%             1.78%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.95%              1.76%
    Highest contract charges          2.59%             1.35%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.47%             15.11%
    Highest contract charges          2.60%             0.86%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.57%             0.36%              6.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.28%               --              12.90%
    Highest contract charges          2.37%               --              11.19%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2008  Lowest contract charges         21,992    $10.472431        $230,313
    Highest contract charges           10,381      9.718718         100,894
    Remaining contract charges      4,550,318            --      46,645,275
 2007  Lowest contract charges         21,012     16.435250         345,337
    Highest contract charges           10,723     15.537611         166,608
    Remaining contract charges      4,988,601            --      80,944,783
 2006  Lowest contract charges         10,555     16.953685         178,941
    Highest contract charges           11,212     16.327017         183,059
    Remaining contract charges      3,838,549            --      64,723,968
 2005  Lowest contract charges          2,148     14.719590          31,619
    Highest contract charges           10,062     14.440094         145,293
    Remaining contract charges      1,909,063            --      28,154,755
 2004  Lowest contract charges          9,229     14.484780         133,677
    Highest contract charges              942     14.235396          13,413
    Remaining contract charges        140,222            --       2,013,581
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges          1,637      7.691740          12,589
    Highest contract charges            2,728      7.233687          19,737
    Remaining contract charges         15,946            --         119,212
 2007  Lowest contract charges          2,176     15.344436          33,387
    Highest contract charges            2,728     14.590661          39,810
    Remaining contract charges         18,504            --         277,849
 2006  Lowest contract charges          1,465     13.353671          19,566
    Highest contract charges            2,729     12.838045          35,028
    Remaining contract charges         15,648            --         205,382
 2005  Lowest contract charges          1,648     13.208819          21,771
    Highest contract charges               97     12.908054           1,249
    Remaining contract charges         17,824            --         232,407
 2004  Lowest contract charges          1,711     12.456970          21,318
    Highest contract charges               26     12.295684             318
    Remaining contract charges         14,860            --         183,692

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2008  Lowest contract charges        0.75%             2.18%            (36.28)%
    Highest contract charges          2.61%             2.31%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             1.07%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.69%             15.18%
    Highest contract charges          2.60%             1.28%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.57%             0.46%              1.44%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.48%             0.32%             15.68%
    Highest contract charges          2.57%               --              14.42%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.51%             0.23%            (49.87)%
    Highest contract charges          2.61%             0.19%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.49%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.56%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.50%             0.01%              6.04%
    Highest contract charges          2.20%               --               5.09%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.50%               --               5.19%
    Highest contract charges          2.28%               --               4.35%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges          1,911     $7.396327         $14,135
    Highest contract charges              162      7.019577           1,137
    Remaining contract charges         16,621            --         120,025
 2007  Lowest contract charges          4,517     14.122344          63,795
    Highest contract charges              162     13.551542           2,197
    Remaining contract charges          8,462            --         117,159
 2006  Lowest contract charges          4,734     12.190083          57,702
    Highest contract charges              131     11.826680           1,547
    Remaining contract charges         13,521            --         161,681
 2005  Lowest contract charges          4,878     11.793783          57,529
    Highest contract charges              131     11.568800           1,515
    Remaining contract charges         12,806            --         149,133
 2004  Lowest contract charges            569     10.774757           6,131
    Highest contract charges              131     10.686077           1,400
    Remaining contract charges          6,632            --          71,049
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2008  Lowest contract charges          2,534     10.928816          27,692
    Highest contract charges            2,845     10.421719          29,655
    Remaining contract charges         36,241            --         386,442
 2007  Lowest contract charges            738     10.975127           8,104
    Highest contract charges            6,935     10.536728          73,075
    Remaining contract charges         49,168            --         526,282
 2006  Lowest contract charges            739     10.410536           7,695
    Highest contract charges            6,333     10.105234          63,997
    Remaining contract charges         42,656            --         435,818
 2005  Lowest contract charges            740     10.249360           7,584
    Highest contract charges            6,149     10.058815          61,851
    Remaining contract charges         31,274            --         316,740
 2004  Lowest contract charges          1,954     10.071757          19,677
    Highest contract charges            3,515      9.996370          35,141
    Remaining contract charges          9,025            --          90,415
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges          3,215      0.810118           2,604
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.51%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.12%               --               7.75%
    Highest contract charges          1.96%               --               6.86%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2008  Lowest contract charges        1.57%             1.51%             (0.10)%
    Highest contract charges          2.61%             4.42%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.41%              5.42%
    Highest contract charges          2.59%             4.30%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             4.23%              1.57%
    Highest contract charges          2.60%             4.26%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             4.02%              1.74%
    Highest contract charges          2.59%             3.42%              0.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.17%               --               0.72%
    Highest contract charges          1.47%               --              (0.04)%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges        1.64%             1.64%            (36.08)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges          4,876     $0.669469          $3,264
    Highest contract charges            5,238      0.650367           3,407
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         11,975      1.135208          13,594
    Highest contract charges            5,214      1.088666           5,677
    Remaining contract charges          4,506            --           5,026
 2006  Lowest contract charges         12,043      1.069239          12,877
    Highest contract charges            5,256      1.033116           5,430
    Remaining contract charges          1,816            --           1,914
 2005  Lowest contract charges          5,477      1.058917           5,799
    Highest contract charges            1,675      1.046872           1,753
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges         66,655      1.068593          71,227
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges          3,708      0.894400           3,316
    Highest contract charges            2,561      0.868884           2,225
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          5,718      1.579591           9,032
    Highest contract charges            2,490      1.514837           3,772
    Remaining contract charges          1,613            --           2,504
 2006  Lowest contract charges          6,390      1.406759           8,989
    Highest contract charges            2,854      1.359239           3,879
    Remaining contract charges            740            --           1,026
 2005  Lowest contract charges          3,410      1.161578           3,961
    Highest contract charges              746      1.148379             856
    Remaining contract charges             --            --              --
RIDGEWORTH VARIABLE TRUST
 LARGE CAP GROWTH STOCK FUND
 2008  Lowest contract charges          2,029      8.546285          17,341
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          1,750     14.684099          25,693
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges        1.66%             0.28%            (39.99)%
    Highest contract charges          2.11%             0.28%            (40.26)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%               --               6.17%
    Highest contract charges          2.09%               --               5.38%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%               --               0.98%
    Highest contract charges          2.09%               --               0.22%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%               --              16.28%
    Highest contract charges          1.64%             0.33%             16.05%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges        1.34%             1.73%              0.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges        1.65%               --             (42.38)%
    Highest contract charges          2.11%               --             (42.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.35%               --              12.29%
    Highest contract charges          2.09%               --              11.45%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.34%               --              21.11%
    Highest contract charges          2.08%               --              20.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%               --              19.79%
    Highest contract charges          1.41%               --              19.55%
    Remaining contract charges          --                --                 --
RIDGEWORTH VARIABLE TRUST
 LARGE CAP GROWTH STOCK FUND
 2008  Lowest contract charges        1.90%             0.28%            (41.80)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.87%             0.57%             13.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST
 LARGE CAP CORE EQUITY FUND
 2008  Lowest contract charges         27,328     $1.111143         $30,366
    Highest contract charges           30,881      1.055473          32,595
    Remaining contract charges         24,159            --          26,203
 2007  Lowest contract charges         13,956      1.810091          25,262
    Highest contract charges           33,936      1.735837          58,907
    Remaining contract charges         30,898            --          54,872
 2006  Lowest contract charges          3,733      1.816743           6,782
    Highest contract charges           33,937      1.758858          59,692
    Remaining contract charges         30,898            --          55,349
 2005  Lowest contract charges          6,740      1.567353          10,563
    Highest contract charges           30,271      1.545839          46,795
    Remaining contract charges             --            --              --
RIDGEWORTH VARIABLE TRUST
 MID-CAP CORE EQUITY FUND
 2008  Lowest contract charges          8,872      1.095223           9,717
    Highest contract charges           17,673      1.062348          18,775
    Remaining contract charges         17,958            --          19,581
 2007  Lowest contract charges          9,370      1.875333          17,572
    Highest contract charges           17,733      1.828175          32,419
    Remaining contract charges         19,654            --          36,719
 2006  Lowest contract charges          1,760      1.811680           3,189
    Highest contract charges           17,620      1.774985          31,275
    Remaining contract charges         19,466            --          35,155
 2005  Lowest contract charges          3,087      1.675109           5,171
    Highest contract charges           12,857      1.637179          21,049
    Remaining contract charges         16,158            --          26,812
RIDGEWORTH VARIABLE TRUST
 LARGE CAP VALUE EQUITY FUND
 2008  Lowest contract charges        496,342      1.250160         620,506
    Highest contract charges           27,179      1.191571          32,385
    Remaining contract charges        884,410            --       1,134,748
 2007  Lowest contract charges        388,876      1.881544         731,686
    Highest contract charges           25,496      1.815961          46,300
    Remaining contract charges        799,558            --       1,550,622
 2006  Lowest contract charges        198,807      1.837953         365,398
    Highest contract charges           19,614      1.796199          35,230
    Remaining contract charges        612,839            --       1,127,376
 2005  Lowest contract charges         64,472      1.518186          97,879
    Highest contract charges            5,293      1.502355           7,953
    Remaining contract charges        334,281            --         509,399

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
RIDGEWORTH VARIABLE TRUST
 LARGE CAP CORE EQUITY FUND
 2008  Lowest contract charges        1.15%             1.12%            (38.61)%
    Highest contract charges          2.11%             1.04%            (39.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.13%             1.38%             (0.37)%
    Highest contract charges          2.09%             1.18%             (1.31)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.79%             14.87%
    Highest contract charges          2.10%             1.28%             13.78%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.60%             1.70%              7.64%
    Highest contract charges          2.03%             1.25%              7.32%
    Remaining contract charges          --                --                 --
RIDGEWORTH VARIABLE TRUST
 MID-CAP CORE EQUITY FUND
 2008  Lowest contract charges        1.60%             0.70%            (41.60)%
    Highest contract charges          2.11%             0.70%            (41.89)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.59%             0.45%              3.51%
    Highest contract charges          2.09%             0.23%              3.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.61%             0.40%              8.96%
    Highest contract charges          2.10%             0.40%              8.42%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.09%             0.97%             14.69%
    Highest contract charges          1.93%             0.17%             13.97%
    Remaining contract charges          --                --                 --
RIDGEWORTH VARIABLE TRUST
 LARGE CAP VALUE EQUITY FUND
 2008  Lowest contract charges        1.15%             2.24%            (33.56)%
    Highest contract charges          2.40%             2.16%            (34.38)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.67%              2.37%
    Highest contract charges          2.39%             1.61%              1.10%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.58%             21.06%
    Highest contract charges          2.39%             1.56%             19.56%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             2.36%              5.11%
    Highest contract charges          2.34%             2.19%              4.24%
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Funds' manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.05% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, The Hartford's Principal First Charge, The Hartford's Principal First Preferred, MAV Plus, and MAV/EPB Death Benefit Charge. These deductions range from 0.15% to .75%.

    These charges are a reduction in unit values.

    The Company will also charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55%, and 0.65%, respectively. The Company has the right to increase both the The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios to a maximum charge of 1.50%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

                        Report of Independent RegisterF-2

                           ED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of financial instruments in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut

February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, described in Note 1 and Note 17)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $4,155         $4,470         $3,881
 Earned premiums                          984            983            547
 Net investment income (loss)
 Securities available-for-sale and
  other                                2, 588          3,056          2,752
 Equity securities held for
  trading                                (246)             1             16
                                    ---------       --------       --------
TOTAL NET INVESTMENT INCOME (LOSS)      2,342          3,057          2,768
 Net realized capital losses           (5,763)          (934)          (298)
                                    ---------       --------       --------
                    TOTAL REVENUES      1,718          7,576          6,898
                                    ---------       --------       --------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                   4,047          3,982          3,205
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on International
  unit-linked bonds and pension
  products                               (246)             1             16
 Insurance expenses and other           1,940          1,832          1,359
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               1,620            605          1,238
 Goodwill impairment                      184             --             --
 Dividends to policyholders                13             11             22
                                    ---------       --------       --------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES      7,558          6,431          5,840
                                    ---------       --------       --------
   INCOME (LOSS) BEFORE INCOME TAX
                           EXPENSE     (5,840)         1,145          1,058
 Income tax expense (benefit)          (2,181)           252            182
                                    ---------       --------       --------
                 NET INCOME (LOSS)   $ (3,659)         $ 893          $ 876
                                    ---------       --------       --------
           LESS: NET (INCOME) LOSS
               ATTRIBUTABLE TO THE
           NONCONTROLLING INTEREST        105             (7)            (3)
                                    ---------       --------       --------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY     (3,554)           886            873
                                    ---------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            Hartford Life Insurance CompanyF-4

                                AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                               AS OF DECEMBER 31,
                                             2008              2007
                                              (IN MILLIONS, EXCEPT
                                                 FOR SHARE DATA)
----------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $48,444 and $46,243)                        $39,560           $45,646
 Equity securities, held for trading, at
  fair value (cost of $1,830 and $1,128)        1,634             1,248
 Equity securities, available for sale,
  at fair value (cost of $614 and $781)           434               740
 Policy loans, at outstanding balance           2,154             2,016
 Mortgage loans on real estate                  4,896             4,166
 Limited partnership and other
  alternative investments                       1,033             1,246
 Other investments                              1,237               486
 Short-term investments                         5,742               929
                                          -----------       -----------
                       TOTAL INVESTMENTS       56,690            56,477
                                          -----------       -----------
 Cash                                             661               423
 Premiums receivable and agents'
  balances                                         25                35
 Reinsurance recoverables                       3,195             1,732
 Deferred income taxes                          3,444                --
 Deferred policy acquisition costs and
  present value of future profits               9,944             8,601
 Goodwill                                         462               567
 Other assets                                   3,267             1,603
 Separate account assets                      130,171           199,924
                                          -----------       -----------
                            TOTAL ASSETS    $ 207,859         $ 269,362
                                          -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    $10,602            $9,442
 Other policyholder funds and benefits
  payable                                      52,647            42,396
 Other policyholder funds and benefits
  payable -- International unit-linked
  bonds and pension products                    1,613             1,217
 Consumer notes                                 1,210               809
 Deferred income taxes                             --               155
 Other liabilities                              8,373             6,544
 Separate account liabilities                 130,171           199,924
                                          -----------       -----------
                       TOTAL LIABILITIES      204,616           260,487
                                          -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                  6                 6
 Capital surplus                                6,157             3,746
 Accumulated other comprehensive loss,
  net of tax                                   (4,531)             (447)
 Retained earnings                              1,446             5,315
                                          -----------       -----------
              TOTAL STOCKHOLDER'S EQUITY        3,078             8,620
                                          -----------       -----------
 Noncontrolling interest                          165               255
                                          -----------       -----------
                            TOTAL EQUITY        3,243             8,875
                                          -----------       -----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $ 207,859          $269,362
                                          -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                   NET                NET (LOSS)
                                                                UNREALIZED             GAIN ON
                                                              CAPITAL GAINS           CASH FLOW            FOREIGN
                                 COMMON                        (LOSSES) ON             HEDGING             CURRENCY
                                  STOCK         CAPITAL        SECURITIES,           INSTRUMENTS,        TRANSLATION
                                                SURPLUS         NET OF TAX            NET OF TAX             ADJS
                                                                      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
2008
Balance, December 31, 2007          $6          $3,746              $(318)               $(137)                 $8
Comprehensive income
 Net loss
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                           (4,488)
 Net gains on cash flow
  hedging instruments                                                                      577
Cumulative translation
 adjustments                                                                                                  (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                      2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2008      $ 6          $ 6,157          $ (4,806)               $ 440              $ (165)
                                   ---           -----           --------               ------              ------
2007
Balance, December 31, 2006          $6          $3,317               $503                $(210)                $(4)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                             (821)
 Net loss on cash flow
  hedging instruments                                                                       73
Cumulative translation
 adjustments                                                                                                    12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            429
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2007      $ 6          $ 3,746            $ (318)              $ (137)                $ 8
                                   ---           -----           --------               ------              ------
2006
Balance, December 31, 2005           6           3,080                583                 (113)                (32)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                              (80)
 Net gains on cash flow
  hedging instruments                                                                      (97)
Cumulative translation
 adjustments                                                                                                    28
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            237
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2006      $ 6          $ 3,317             $ 503               $ (210)               $ (4)
                                   ---           -----           --------               ------              ------


                                                                                NON-
                                                          TOTAL             CONTROLLING
                                   RETAINED           STOCKHOLDER'S           INTEREST          TOTAL
                                   EARNINGS               EQUITY             (NOTE 17)          EQUITY
                                                            (IN MILLIONS)
-----------------------------  ----------------------------------------------------------------------------
2008
Balance, December 31, 2007           $5,315                $8,620                $255             $8875
Comprehensive income
 Net loss                            (3,554)               (3,554)                               (3,554)
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                   (4,488)                               (4,488)
 Net gains on cash flow
  hedging instruments                                         577                                   577
Cumulative translation
 adjustments                                                 (173)                                 (173)
                                                         --------                              --------
Total other comprehensive
 loss                                                      (4,084)                               (4,084)
                                                         --------                              --------
 Total comprehensive loss                                  (7,638)                               (7,638)
Capital contribution from
 parent (3)                                                 2,411                                 2,411
Dividends declared                     (313)                 (313)                                 (313)
Cumulative effect of
 accounting changes, net of
 tax                                     (2)                   (2)                                   (2)
Change in noncontrolling
 interest ownership                                                                15                15
Noncontrolling income (loss)                                                     (105)             (105)
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2008       $ 1,446               $ 3,078                 165             3,243
                                   --------              --------              ------          --------
2007
Balance, December 31, 2006           $4,894                $8,506                 142             8,648
Comprehensive income
Net income                              886                   886                                   886
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                     (821)                                 (821)
 Net loss on cash flow
  hedging instruments                                          73                                    73
Cumulative translation
 adjustments                                                   12                                    12
                                                         --------                              --------
Total other comprehensive
 income                                                      (736)                                 (736)
                                                         --------                              --------
 Total comprehensive income                                   150                                   150
Capital contribution from
 parent                                                       429                                   429
Dividends declared                     (461)                 (461)                                 (461)
Cumulative effect of
 accounting changes, net of
 tax                                     (4)                   (4)                                   (4)
Change in noncontrolling
 interest ownership                                                               106               106
Noncontrolling income (loss)                                                        7                 7
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2007       $ 5,315               $ 8,620                $255           $ 8,875
                                   --------              --------              ------          --------
2006
Balance, December 31, 2005            4,500                 8,024                  65             8,089
Comprehensive income
Net income                              873                   873                                   873
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                      (80)                                  (80)
 Net gains on cash flow
  hedging instruments                                         (97)                                  (97)
Cumulative translation
 adjustments                                                   28                                    28
                                                         --------
Total other comprehensive
 income                                                      (149)                                 (149)
                                                         --------                              --------
 Total comprehensive income                                   724                                   724
Capital contribution from
 parent                                                       237                                   237
Dividends declared                     (479)                 (479)                                 (479)
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership                                                                74                74
Noncontrolling income (loss)                                                        3                 3
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2006       $ 4,894               $ 8,506               $ 142           $ 8,648
                                   --------              --------              ------          --------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $2,416, $443 and $43 for the years ended December 31, 2008, 2007 and 2006, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(310), $(39) and $52 for the years ended December 31, 2008, 2007 and 2006, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,396), $(135), and $(75) for the years ended December 31, 2008, 2007 and 2006, respectively.

(3) The Company received a noncash asset capital contribution of $180 from its parent company during 2008

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                 2008            2007           2006
                                                                           (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                                                $(3,659)          $893           $876
 Adjustments to reconcile net income(loss) to net cash
  provided by operating activities
 Amortization of deferred policy acquisition costs and
  present value of future profits                                  1,620            605          1,238
 Additions to deferred policy acquisition costs and present
  value of future profits                                         (1,258)        (1,557)        (1,457)
 Change in:
 Reserve for future policy benefits, unpaid losses and loss
  adjustment expenses                                              1,161          1,228            838
 Reinsurance recoverables                                            (29)          (235)           (47)
 Receivables                                                          66            188              7
 Payables and accruals                                              (369)           585            222
 Accrued and deferred income taxes                                (2,166)          (112)           378
 Net realized capital losses                                       5,763            934            298
 Net receipts from investment contracts related to
  policyholder funds -- International unit-linked bonds and
  pension products                                                   396            867            329
 Net increase in equity securities held for trading                 (386)          (877)          (332)
 Depreciation and amortization                                        78            441            395
 Goodwill impairment                                                 184             --             --
 Other, net                                                         (190)          (345)            12
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      $1,211         $2,615         $2,757
                                                              ----------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment of:
 Fixed maturities and short-term investments, available for
  sale                                                           $12,104        $19,094        $21,646
 Equity securities, available-for-sale                               140            315            282
 Mortgage loans                                                      325            958            301
 Partnerships                                                        250            175             91
 Derivatives                                                       1,676             --             --
 Payments for the purchase of:
 Fixed maturities and short-term investments, available for
  sale                                                          (18, 216)       (22,027)       (24,152)
 Equity securities, available-for-sale                              (144)          (484)          (455)
 Mortgage loans                                                   (1,067)        (2,492)        (1,574)
 Partnerships                                                       (330)          (607)          (496)
 Derivatives                                                          --           (237)           (84)
 Purchase price of business acquired                                 (78)           (10)
 Change in policy loans, net                                        (139)            (6)           (39)
 Change in payables for collateral under securities lending,
  net                                                               (974)         1,306            788
 Change in all other, net                                           (144)          (357)          (633)
                                                              ----------       --------       --------
                      NET CASH USED FOR INVESTING ACTIVITIES     $(6,597)       $(4,372)       $(4,325)
                                                              ----------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to investment and universal
  life-type contracts                                             22,449         33,282         26,983
 Withdrawals and other deductions from investment and
  universal life-type contracts                                  (28,105)       (31,299)       (26,688)
 Net transfers (to)/from separate accounts related to
  investment and universal life-type contracts                     7,074           (607)         1,389
 Issuance of structured financing                                  2,001             --             --
 Capital contributions                                             2,231            397             64
 Dividends paid                                                     (299)         $(459)         $(371)
 Proceeds from issuance of consumer notes                            445            551            258
 Repayment at maturity of consumer notes                             (44)            --             --
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY FINANCING ACTIVITIES      $5,752         $1,865         $1,635
                                                              ----------       --------       --------
 Impact of foreign exchange                                         (128)             3             23
 Net (decrease) increase in cash                                     238            111             90
                                                              ----------       --------       --------
 Cash -- beginning of year                                           423            312            222
                                                              ----------       --------       --------
 Cash -- end of year                                                $661           $423           $312
                                                              ----------       --------       --------
Supplemental Disclosure of Cash Flow Information:
 Net Cash Paid (Received) During the Year for:
 Income taxes                                                      $(183)          $329          $(121)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company made noncash dividends of $54 related to the guaranteed minimum income and accumulation benefit reinsurance agreements with Hartford Life Insurance K.K and received a noncash asset capital contributions of $180 from its parent company during 2008. The Company made noncash dividends of $2 and received a noncash capital contributions of $20 from its parent company during 2007 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance K.K.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"), Hartford Financial Services LLC ("HFSC"), Hartford Life International LTD ("HLINT") and Woodbury Financial Services Corporation ("WFS"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Effective March 31,2009, Hartford Life changed its reporting entity structure to contribute certain wholly owned subsidiaries, including Hartford Life's European Insurance Operations, several broker dealer entities and investment advisory and service entities to the Company. The contribution of subsidiaries was effected to more closely align servicing entities with the writing company issuing the business they service as well as to more efficiently deploy capital across the organization. The change in reporting entity was retrospectively applied to the financial statements of the Company for all periods presented. The contributed subsidiaries resulted in an increase in equity of $1.3 billion as of March 31, 2009.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's Japan operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company and affiliated entities in which the Company directly or indirectly has a controlling financial interest and those variable interest entities in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; and goodwill impairment.

ADOPTION OF NEW ACCOUNTING STANDARDS

Amendments to the Impairment Guidance of EITF Issue No. 99-20

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized

Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's consolidated financial statements.

FSP FAS 140-4 and FIN 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." The purpose of this FSP is to promptly improve disclosures by public entities and enterprises until pending amendments to SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"), and FASB Interpretation No. 46(R), "Consolidation of Variable Interest Entities" ("FIN 46(R)"), are finalized and approved by the FASB. The FSP amends SFAS 140 to require public entities to provide additional disclosures about transferors' continuing involvements with transferred financial assets. It also amends FIN 46(R) to require public enterprises, to provide additional disclosures about their involvement with variable interest entities. FSP FAS 140-4 and FIN 46(R)-8 is effective for financial statements issued for fiscal years and interim periods ending after December 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted the FSP on December 31, 2008. See
Note 4 for the new disclosures.

Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP FAS 133-1 and FIN 45-4"). This FSP amends SFAS 133 to require disclosures by entities that assume credit risk through the sale of credit derivatives including credit derivatives embedded in a hybrid instrument. The intent of these enhanced disclosures is to enable users of financial statements to assess the potential effect on its financial position, financial performance, and cash flows from these credit derivatives. This FSP also amends FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 and FIN 45-4 are effective for financial statements issued for fiscal years and interim periods ending after November 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted FSP FAS 133-1 and FIN 45-4 on December 31, 2008. See Note 4 for the new disclosures.

Fair Value Measurements

On January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which was issued by the FASB in September 2006. The Company also adopted on January 1, 2008, the SFAS 157 related FASB Staff Position ("FSP") described below. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Company applied the provisions of SFAS 157 prospectively to financial assets and financial liabilities that are required to be measured at fair value under existing U.S. GAAP. The Company also recorded in opening retained earnings the cumulative effect of applying SFAS 157 to certain customized derivatives measured at fair value in accordance with EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). See Note 3 for additional information regarding SFAS 157. Specifically, see the SFAS 157 Transition discussion within Note 3 for information regarding the effects of applying SFAS 157 on the Company's consolidated financial statements in 2008.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. Examples of applicable nonfinancial assets and nonfinancial liabilities to which FSP FAS 157-2 applies include, but are not limited to:

- Nonfinancial assets and nonfinancial liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value;

- Reporting units measured at fair value in the goodwill impairment test as described in SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), and nonfinancial assets and nonfinancial liabilities measured at fair value in the SFAS 142 goodwill impairment test, if applicable; and

- Nonfinancial long-lived assets measured at fair value for impairment assessment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets, nonfinancial liabilities and reporting units within the scope of FSP FAS 157-2.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure certain eligible items at fair value (i.e., the fair value option). SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

Amendment of FASB Interpretation No. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under the same master netting arrangements. The Company recorded the effect of adopting FSP FIN 39-1 as a change in accounting principle through retrospective application. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized a $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for

DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. SFAS 161 encourages, but does not require, comparative disclosures. The Company adopted SFAS 161 on January 1, 2009. The adoption of this FSP by the Company is expected to result in expanded disclosures related to derivative instruments and hedging activities.

Business Combinations

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values in accordance with SFAS 157 fair value rather than SFAS 141's requirement based on estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The adoption of SFAS 141(R) on January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements". Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and
(e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited.

The Company adopted SFAS 160 on January 1, 2009. Upon adoption, the Company reclassified $65 of noncontrolling interest, recorded in other liabilities, to equity, as of January 1, 2006. See the Company's Condensed Consolidated Statement of Changes in Equity. The adoption of SFAS 160 resulted in certain reclassifications of noncontrolling interests within the Company's Condensed Consolidated Statements of Operations. The adoption of SFAS 160 did not impact the Company's accounting for separate account assets and liabilities. The FASB has added the following topic to the Emerging Issues Task Force ("EITF") agenda, "CONSIDERATION OF AN INSURER'S ACCOUNTING FOR MAJORITY OWNED INVESTMENTS WHEN THE OWNERSHIP IS THROUGH A SEPARATE ACCOUNT". This topic will be discussed at a future EITF meeting. The FASB has expressed three separate views on the treatment of noncontrolling interest in majority owned separate accounts, upon implementation of SFAS 160, all of which are acceptable to the United States Securities and Exchange Commission. The Company follows one of these three acceptable views and currently excludes the noncontrolling interest from its majority owned separate accounts. The resolution of this EITF agenda item on the Company's accounting for separate account assets and liabilities is not known at this time.

ACCOUNTING POLICIES

INVESTMENTS

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the U.K. variable annuity products are recorded at fair value and are classified as "trading" with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial statements, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income at December 31, 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities. Other investments primarily consist of derivatives instruments which are carried at fair value.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates related to available-for-sale securities is the evaluation of investments for other-than-temporary impairments. If a decline in the fair value of an available-for-sale security is judged to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. For fixed maturities, the Company accretes the new cost basis to par or to the estimated future cash flows over the expected remaining life of the security by adjusting the security's yield.

The evaluation of securities for impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition and/or future prospects, the effects of changes in interest rates or credit spreads and the expected recovery period. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Based on this evaluation, during 2008, the Company concluded $1.9 billion of unrealized losses were other-than-temporarily impaired and as of December 31, 2008, the Company's unrealized losses on available-for-sale securities of $9.8 billion were temporarily impaired.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and extent to which the fair value has been less than cost or amortized cost and the expected recovery period of the security, (b) the financial condition, credit rating and future prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Through September 30, 2008, for securitized financial assets with contractual cash flows, including those subject to EITF Issue No. 99-20, the Company periodically updated its best estimate of cash flows over the life of the security. The Company's best estimate of cash flows used severe economic recession assumptions due to market uncertainty, similar to those the Company believed market participants would use. If the fair value of a securitized financial asset was less than its cost or amortized cost and there has been an adverse change in timing or amount of anticipated future cash flows since the last revised estimate, an other-than-temporary impairment charge was recognized. The Company also considered its intent and ability to retain a temporarily depressed security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. Beginning in the fourth quarter of 2008, the Company implemented FSP No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". Upon implementation, the Company continued to utilize the impairment process described above; however, rather than exclusively relying upon market participant assumptions management judgment was also used in assessing the probability that an adverse change in future cash flows has occurred.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen at the time the committee rendered its judgment on the Company's intent and ability to retain such securities until recovery. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principal received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

Net investment income on equity securities held for trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting as provided in SOP 03-1. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2008 and 2007, approximately 95% and 89% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 5% and 11%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the embedded derivatives associated with the GMAB product, which are discussed in Note 3.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company's credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10, except for reinsurance derivatives. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

Product Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The fair value of the GMIB, GMWB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, as represented by the current LIBOR spot curve, to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income.

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are recorded in net realized capital gains and losses. See Note 3 for a complete discussion of GMWB reinsurance valuation.

SEPARATE ACCOUNTS

The Company maintains separate account assets, which are reported at fair value. Separate account liabilities are reported at amounts consistent with separate account assets. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2008 and 2007, the carrying value of the Company's DAC asset was $9.9 billion and $8.6 billion, respectively. At December 31, 2008, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $533 , $1.5 billion and $925 , respectively. At December 31, 2007, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $459 , $1.0 billion and $552 , respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to that time-frame are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2008, 2007 and 2006 was an increase (decrease) to amortization of $138, $(9) and $45, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality, and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current 20 year separate account return assumption is approximately 7.2%

(after fund fees, but before mortality and expense charges). The Company estimates gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Given the current volatility in the capital markets and the evaluation of other factors, the Company will continually evaluate its separate account return estimation process and may change that process from time to time.

The Company plans to complete a comprehensive assumptions study and refine its estimate of future gross profits during the third quarter of each year. Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as an "Unlock". An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses, and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "Unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an Unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs. As of December 31, 2008, the EGPs used in the Company's models fell within the statistical ranges of reasonable EGPs. As a result of this statistical test and review of qualitative factors, the Company did not "Unlock" the EGPs used in the Company's models during the fourth quarter of 2008.

Unlock and Results

As described above, as of September 30 2008, the Company completed a comprehensive study of assumptions underlying EGPs, resulting in an Unlock. The study covered all assumptions, including mortality, lapses, expenses, interest rate spreads, hedging costs, and separate account values, in substantially all product lines. The new best estimate assumptions were applied to the current policy related in-force or account returns to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2008 was as follows:

                                                      UNEARNED           DEATH AND
                                     DAC AND           REVENUE        INCOME BENEFIT
                                      PVFP            RESERVES         RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(648)             $18               $(75)
Individual Life                          (29)             (12)                (3)
Retirement Plans                         (49)              --                 --
                                     -------            -----              -----
                         TOTAL         $(726)              $6               $(78)
                                     -------            -----              -----

                                      SALES
                                   INDUCEMENT
                                     ASSETS            TOTAL (2)
------------------------------  ------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(27)              $(732)
Individual Life                          --                 (44)
Retirement Plans                         --                 (49)
                                      -----             -------
                         TOTAL         $(27)              $(825)
                                      -----             -------

(1) As a result of the Unlock, death benefit reserves, in Retail, increased $389, pre-tax, offset by an increase of $273, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2008:

       - Actual separate account returns from the period ending July 31, 2007 to September 30, 2008 were significantly below our aggregated estimated return

       - The Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S.

       - In Retirement Plans, the Company reduced its estimate of future fees as plans meet contractual size limits("breakpoints") causing a lower fee schedule to apply and the Company increased its assumption for future deposits by existing plan participants.

The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2007 was as follows:

                                                     UNEARNED           DEATH AND
                                    DAC AND           REVENUE         INCOME BENEFIT
                                      PVFP           RESERVES          RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $180              $(5)               $(4)
Individual Life                          24               (8)                --
Retirement Plans                         (9)              --                 --
Institutional                             1               --                 --
                                     ------            -----               ----
                         TOTAL         $196             $(13)               $(4)
                                     ------            -----               ----

                                     SALES
                                   INDUCEMENT
                                     ASSETS          TOTAL (2)
------------------------------  ----------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                  $9               $180
Individual Life                         --                 16
Retirement Plans                        --                 (9)
Institutional                           --                  1
                                      ----             ------
                         TOTAL          $9               $188
                                      ----             ------

(1) As a result of the Unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for U.S. variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for U.S. variable annuities.

An "Unlock" only revises EGPs to reflect current best estimate assumptions. With or without an Unlock, and even after an Unlock occurs, the Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the existing DAC balance to the present value of future EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2008, the Company believed U.S. individual variable annuity EGPs could fall, through a combination of negative market returns, lapses and mortality, by at least 6 % before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 7% and 3% as of December 31, 2008, 2007 and 2006, respectively, of total life insurance in-force. Dividends to policyholders were $13, $11 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc ("The mutual funds"), families of 62 mutual funds and 1 closed end fund. The Company charges fees to the shareholders of the mutual funds, which are recorded as revenue by the Company. Investors can purchase "shares" in the mutual funds, all of which are registered with the Securities and Exchange Commission ("SEC"), in accordance with the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event, as defined in SFAS 142, "Goodwill and Other Intangible Assets" (SFAS 142), has occurred. The goodwill impairment test follows a two step process as defined in SFAS 142. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

CONTINGENCIES

Management follows the requirements of SFAS No. 5 "Accounting for Contingencies." This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable then any other, the Company records an estimated reserve of the low end of the range of losses.

2. SEGMENT INFORMATION

The Company has three groups comprised of four reporting segments: The Retail Products Group ("Retail") and Individual Life segments makes up the Individual Markets Group. The Retirement Plans segment represents the Employer Market Group and the Institutional Solutions Group ("Institutional") make up its own group. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investment products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, GMIB, GMDB, GMWB, and GMAB reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as operations in the U.K. and a 50% owned joint venture in Brazil. The Company's European operation, Hartford Life Limited, began selling unit-linked investment bonds and pension products in the United Kingdom in April 2005. Unit-linked bonds and pension products are similar to variable annuities marketed in the United States and Japan, and are distributed through independent financial advisors. Hartford Life Limited established its operations in Dublin, Ireland with a branch office in London to help market and service its business in the United Kingdom. . The Brazil joint venture operates under the name Icatu-Hartford and distributes pension, life insurance and other insurance and savings products through broker-dealer organizations and various partnerships.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                                                       FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008           2007           2006
---------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other considerations
RETAIL
 Individual annuity:
 Individual variable annuity                                    $1,943         $2,225         $1,957
 Fixed / MVA Annuity                                                (5)             1              3
 Other                                                               3             --             --
 Retail mutual funds                                               736            751            580
                                                              --------       --------       --------
                                                TOTAL RETAIL     2,677          2,977          2,540
INDIVIDUAL LIFE
 Total Individual Life                                             792            771            790
 Total Individual Markets Group                                  3,469          3,748          3,330
RETIREMENT PLANS
 401(k)                                                            290            187            160
 403(b)/457                                                         48             55             52
                                                              --------       --------       --------
                                      TOTAL RETIREMENT PLANS       338            242            212
INSTITUTIONAL
 IIP                                                               929          1,018            630
 PPLI                                                              118            224            103
                                                              --------       --------       --------
                                         TOTAL INSTITUTIONAL     1,047          1,242            733
OTHER                                                              285            221            153
                                                              --------       --------       --------
         TOTAL LIFE PREMIUMS, FEES, AND OTHER CONSIDERATIONS     5,139          5,453          4,428
                                                              --------       --------       --------
 Net investment income                                           2,342          3,057          2,768
 Net realized capital losses                                    (5,763)          (934)          (298)
                                                              --------       --------       --------
                                                  TOTAL LIFE     1,718          7,576          6,898
                                                              --------       --------       --------

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008            2007           2006
----------------------------------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                                                          (1,248)          $809           $526
 Individual Life                                                    (47)           175            143
 Retirement Plans                                                  (157)            61            101
 Institutional                                                     (504)            12             72
 Other                                                           (1,598)          (171)            31
                                                              ---------       --------       --------
                                            TOTAL NET INCOME   $ (3,554)         $ 886          $ 873
                                                              ---------       --------       --------
NET INVESTMENT INCOME
 Retail                                                             755           $810           $834
 Individual Life                                                    308            331            293
 Retirement Plans                                                   342            355            326
 Institutional                                                      988          1,227            987
 Other                                                              (51)           334            328
                                                              ---------       --------       --------
                                 TOTAL NET INVESTMENT INCOME    $ 2,342        $ 3,057        $ 2,768
                                                              ---------       --------       --------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Retail                                                           1,347           $404           $977
 Individual Life                                                    166            117            235
 Retirement Plans                                                    91             58             (4)
 Institutional                                                       19             23             32
 Other                                                               (3)             3             (1)
                                                              ---------       --------       --------
                                   TOTAL AMORTIZATION OF DAC    $ 1,620          $ 605        $ 1,239
                                                              ---------       --------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                                                            (894)          $213            $24
 Individual Life                                                    (36)            85             64
 Retirement Plans                                                  (132)            18             39
 Institutional                                                     (283)            (2)            28
 Other                                                             (836)           (59)            25
                                                              ---------       --------       --------
                                    TOTAL INCOME TAX EXPENSE   $ (2,181)         $ 255          $ 180
                                                              ---------       --------       --------

                                                                      DECEMBER 31,
                                                                 2008              2007
-------------------------------------------------------------------------------------------
ASSETS
 Retail                                                           $97,453          $136,604
 Individual Life                                                   13,347            15,277
 Retirement Plans                                                  22,668            28,162
 Institutional                                                     59,638            77,988
 Other                                                             14,753            11,331
                                                              -----------       -----------
                                                TOTAL ASSETS    $ 207,859         $ 269,362
                                                              -----------       -----------
DAC
 Retail                                                            $5,802            $5,317
 Individual Life                                                    3,000             2,411
 Retirement Plans                                                     877               658
 Institutional                                                        156               143
 Other                                                                109                72
                                                              -----------       -----------
                                                   TOTAL DAC       $9,944           $ 8,601
                                                              -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                            $1,337              $945
 Individual Life                                                      726               685
 Retirement Plans                                                     313               333
 Institutional                                                      7,467             6,657
 Other                                                                759               822
                                                              -----------       -----------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $10,602           $ 9,442
                                                              -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                           $22,122           $15,391
 Individual Life                                                    5,553             5,210
 Retirement Plans                                                   6,437             5,591
 Institutional                                                     11,249            12,455
 Other                                                              8,899             4,966
                                                              -----------       -----------
                              TOTAL OTHER POLICYHOLDER FUNDS     $ 54,260          $ 43,613
                                                              -----------       -----------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's consolidated financial statements: fixed maturities, equity securities, short term investments, freestanding and embedded derivatives, and separate account assets. These fair value disclosures include information regarding the valuation of the Company's guaranteed benefits products and the impact of the adoption of SFAS 157, followed by the fair value measurement and disclosure requirements of SFAS 157.

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under SFAS 133 or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Guaranteed minimum benefits and reinsurance of guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits or "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits or "GMWB"), and as such are outside of the scope of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that are outside of the scope of SFAS 133 or do not meet the net settlement requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

Guaranteed Benefits Accounted for at Fair Value Prior to SFAS 157

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees, in basis points, to be collected from the contract holder (the "Attributed Fees"). Attributed Fees are set equal to the present value of future claims, in basis points, (excluding margins for risk) expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract. The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of Attributed Fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to a contractually specified minimum level, through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value.

A GMWB contract is 'in the money' if the contract holder's guaranteed remaining benefit becomes greater than the account value. As of December 31, 2008 and December 31, 2007, 88% and 19%, respectively, of all unreinsured U.S. GMWB 'in-force' contracts were 'in the money'. For contracts that were 'in the money' the Company's exposure to the guaranteed remaining benefit, after reinsurance, as of December 31, 2008 and December 31, 2007, was $ 7.4 billion and $139, respectively. However, the only ways the GMWB contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to a contractually specified minimum level, through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to the contractually specified minimum level, the contract holder will receive an annuity equal to the remaining GRB and for the Company's "life-time" GMWB products payments can continue beyond the GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis and the ultimate lifetime GMWB payments can exceed the GRB, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $ 7.4 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Certain GMWBs, GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMWB, GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective July 31, 2006, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force, as of July 31, 2006, and prospective GMIB riders issued by HLIKK on its variable annuity business except for policies and GMIB riders issued prior to April 1, 2005. The agreement also includes GMDB on covered contracts that have an associated GMIB rider. The GMDB portion of the rider is accounted for under SOP 03-1.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business. The GMAB provides the policyholder with the GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. During the fourth quarter of 2008, nearly all contractholder account values had dropped below 80% of the initial deposit, at which point the GMIB was exercised.

- REINSURED GMWB: Effective February 29, 2008, HLAI entered into a reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business.

The contracts underlying the GMWB, GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMWB, GMIB and GMAB, as of December 31, 2008 and December 31, 2007, was $4.2 billion and $130, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that the contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $4.2 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMWB, GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are under common control of The Hartford Financial Services Group, Inc. ("The Hartford").

Derivatives That Hedge Capital Markets Risk for Guaranteed Minimum Benefits Accounted for as Derivatives

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB Reinsurance

The Company has entered into reinsurance arrangements to offset a portion of its exposure to the GMWB for the remaining lives of covered contracts. Reinsurance contracts covering GMWB are considered freestanding derivatives that are recorded at fair value, with changes in fair value recorded in net realized gains/losses in net income.

Customized Derivatives

The Company has entered into customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured U.S. GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing swap contracts entered into in 2007, the initial difference between the transaction price and modeled value of $51 was deferred in accordance with EITF 02-3 and included in other assets in the condensed consolidated balance sheets. The swap contract entered into in 2008 resulted in a loss at inception of approximately $20 before the effects of DAC amortization and income taxes, as market values on similar instruments were lower than the transaction price.

Other Derivative Instruments

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The Company also utilizes option contracts as well as futures contracts to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

ADOPTION OF SFAS 157 FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES THAT ARE REQUIRED TO BE FAIR VALUED

Fair values for GMWB embedded derivatives, reinsured GMWB, GMIB and GMAB freestanding derivatives, reinsurance of GMWB and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

Pre-SFAS 157 Fair Value

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at the risk free rate of interest, was the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumed expected returns based on:

-   risk-free rates as represented by the current LIBOR forward curve rates;

- forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date;

-   three years of history for fund regression; and

- current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Fair Value Under SFAS 157

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value; Actively-Managed Volatility Adjustment; Credit Standing Adjustment; Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer, for a liability or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives required to be fair valued. The SFAS 157 fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability, reflecting the long-term nature of living benefit obligations and the priority of payment on these obligations versus long-term debt.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that guaranteed benefit obligations are illiquid and have no market observable exit prices in the capital markets.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using interest rate and volatility assumptions that the Company believes market participants would use in developing risk margins.

SFAS 157 Transition

The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value including guaranteed living benefits that are required to be fair valued. The Company also applied the provisions of SFAS 157 using limited retrospective application (i.e., cumulative effect adjustment through opening retained earnings) to certain customized derivatives historically measured at fair value in accordance with EITF 02-3.

The impact on January 1, 2008 of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

Moreover, the adoption of SFAS 157 has resulted in lower variable annuity fee income for new business issued in 2008 as Attributed Fees have increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility has risen, interest rates have declined, and the Company adopted SFAS 157, the fees ascribed to the new business cohorts issued in 2008 have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

The Company also recognized a decrease in opening retained earnings of $51 in relation to the loss deferred in accordance with EITF 02-3 on customized derivatives purchased in 2007, and used to hedge a portion of the U.S. GMWB risk. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $41 was recorded as an increase in opening retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. After amortization of DAC and the effect of income taxes, the impact on opening retained earnings is a decrease of $3.

The Company's adoption of SFAS 157 did not materially impact the fair values of other financial instruments, including, but not limited to, other derivative instruments used to hedge guaranteed minimum benefits.

The SFAS 157 transition amounts, before the effects of DAC amortization and income taxes, as of January 1, 2008 are shown below by type of guaranteed benefit liability and derivative asset.

                                                                                                              TRANSITION
                                                                 SFAS 157           PRE-SFAS 157            ADJUSTMENT GAIN
                                                                FAIR VALUE           FAIR VALUE                 (LOSS)
                                                             ASSET (LIABILITY)    ASSET (LIABILITY)      [BEFORE DAC AND TAX]
---------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFITS
U.S. GUARANTEED MINIMUM WITHDRAWAL BENEFITS                        $(1,114)              $(553)                   $(561)
NON-LIFE CONTINGENT PORTION OF "FOR LIFE" GUARANTEED
 MINIMUM WITHDRAWAL BENEFITS
 U.S. Riders                                                          (319)               (154)                    (165)
 International Riders                                                  (17)                 (7)                     (10)
                                                                 ---------             -------                  -------
                                                     TOTAL            (336)               (161)                    (175)
                                                                 ---------             -------                  -------
REINSURED GUARANTEED LIVING BENEFITS
 Guaranteed Minimum Income Benefits                                   (220)                (72)                    (148)
 Guaranteed Minimum Accumulation Benefits                              (22)                  2                      (24)
                                                                 ---------             -------                  -------
                                                     TOTAL            (242)                (70)                    (172)
                                                                 ---------             -------                  -------
                                 TOTAL GUARANTEED BENEFITS          (1,692)               (784)                    (908)
                                                                 ---------             -------                  -------
GMWB REINSURANCE                                                       238                 128                      110
                                                                 ---------             -------                  -------
                                                     TOTAL         $(1,454)              $(656)                   $(798)
                                                                 ---------             -------                  -------

The transition adjustment as of January 1, 2008 was comprised of the following amounts by transition component:

                                                              TRANSITION
                                                              ADJUSTMENT
                                                              GAIN (LOSS)
                                                            [BEFORE TAX AND
                                                           DAC AMORTIZATION]
--------------------------------------------------------------------------------
Actively-Managed Volatility Adjustment                            $(100)
Credit Standing Adjustment                                            5
Market Illiquidity Premium                                         (262)
Behavior Risk Margin                                               (441)
                                                                -------
  TOTAL SFAS 157 TRANSITION ADJUSTMENT BEFORE TAX AND
                                     DAC AMORTIZATION             $(798)
                                                                -------

Fair Value Disclosures

The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Company's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage-backed securities, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage- backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The following table presents the Company's assets and liabilities that are carried at fair value by SFAS 157 hierarchy levels, as of December 31, 2008:

                                                                      QUOTED PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR           SIGNIFICANT          SIGNIFICANT
                                                                        IDENTICAL            OBSERVABLE          UNOBSERVABLE
                                                                         ASSETS                INPUTS               INPUTS
                                                   TOTAL                (LEVEL 1)             (LEVEL 2)            (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, available-for-sale                $39,560                 $3,502              $27,316               $8,742
Equity securities, held for trading                   1,634                  1,634                   --                   --
Equity securities, available-for-sale                   434                    148                  227                   59
Other investments
 Other derivatives used to hedge U.S. GMWB              600                     --                   13                  587
 Other derivatives (1)                                  522                     --                  588                  (66)
                                                -----------            -----------            ---------            ---------
                       TOTAL OTHER INVESTMENTS        1,122                     --                  601                  521
Short-term investments                                5,742                  4,030                1,712                   --
Reinsurance recoverables                              1,302                     --                   --                1,302
Separate account assets (2),(5)                     126,367                 94,394               31,187                  786
                                                -----------            -----------            ---------            ---------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                               RECURRING BASIS     $176,161               $103,708              $61,043              $11,410
                                                -----------            -----------            ---------            ---------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
U.S. GMWB                                           $(6,526)                  $ --                 $ --              $(6,526)
U.K. GMWB                                               (64)                    --                   --                  (64)
Reinsured Japan GMIB                                 (2,581)                    --                   --               (2,581)
Reinsured Japan GMAB                                     (1)                    --                   --                   (1)
Reinsured Japan GMWB                                    (34)                    --                   --                  (34)
Institutional Notes                                     (41)                    --                   --                  (41)
Equity Linked Notes                                      (8)                    --                   --                   (8)
Total other policyholder funds and benefits
 payable                                             (9,255)                    --                   --               (9,255)
 Customized derivatives used to hedge U.S.
  GMWB                                                  941                     --                   --                  941
 Other derivatives used to hedge U.S. GMWB            1,123                     --                   14                1,109
 Macro hedge program                                    137                     --                   --                  137
 Other investments                                        5                     --                  173                 (168)
Total Other liabilities                               2,206                     --                  187                2,019
Consumer notes (4)                                       (5)                    --                   --                   (5)
                                                -----------            -----------            ---------            ---------
 TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                          ON A RECURRING BASIS      $(7,054)                    --                 $187              $(7,241)
                                                -----------            -----------            ---------            ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 was the amount of cash collateral liability that was netted against the derivative asset value on the condensed consolidated balance sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Pursuant to the conditions set forth in SOP 03-1, the value of separate account liabilities is set to equal the fair value for separate account assets.

(3) Includes over-the-counter derivative instruments in a net negative market value (derivative liability). In the SFAS 157 Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

(5) Excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to SFAS 157.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the

Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Fixed Maturity, Short-Term and Equity Securities, Available-for-Sale

The fair value for fixed maturity, short term, and equity securities, available-for-sale, is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a knowledgeable private placement broker, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice per year, as of June 30 and December 31, by the private placement broker and are intended to adjust security prices for issuer-specific factors. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. In addition, the Company ensures whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. At December 31, 2008, the Company made fair value determinations which lowered prices received from third party pricing services and brokers by a total of $92. The securities adjusted had an amortized cost and fair value after adjustment of $472 and $165, respectively, and were primarily CMBS securities.

In accordance with SFAS 157, the Company has analyzed the third party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable.

Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 3. The matrix pricing of certain private placement debt includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread.

The following table presents the fair value of the significant asset sectors within the SFAS 157 Level 3 securities classification as of December 31, 2008.

                                                                                    % OF TOTAL
                                                                 FAIR VALUE         FAIR VALUE
--------------------------------------------------------------------------------------------------
ABS
 Below Prime                                                         1,405               16.0%
 Collateralized Loan Obligations (CLOs)                              1,570               17.8%
 Other                                                                 443                5.0%
Corporate
 Matrix priced private placements                                    3,038               34.5%
 Other                                                               1,383               15.7%
Commercial mortgage-backed securities ("CMBS")                         659                7.5%
Preferred stock                                                         48                0.6%
Other                                                                  255                2.9%
                                                                   -------            -------
                                    TOTAL LEVEL 3 SECURITIES         8,801              100.0%
                                                                   -------            -------

- ABS below prime primarily represents sub-prime and Alt-A securities which are classified as Level 3 due to the lack of liquidity in the market.

- ABS CLOs represent senior secured bank loan CLOs which are primarily priced by independent brokers.

-   ABS Other primarily represents broker priced securities.

- Corporate-matrix priced represents private placement securities that are thinly traded and priced using a pricing matrix which includes significant non-observable inputs.

- Corporate- other primarily represents broker-priced public securities and private placement securities qualified for sale under rule 144a and long-dated fixed maturities where the term of significant inputs may not be sufficient to be deemed observable.

- CMBS primarily represents CMBS bonds and commercial real estate collateralized debt obligations ("CRE CDOs") which were either fair valued by the Company or by independent brokers due to the illiquidity of this sector.

- Preferred stock primarily represents lower quality preferred securities that are less liquid due to market conditions.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are reported on the consolidated balance sheets at fair value and are reported in Other Investments and Other Liabilities. Embedded derivatives are reported with the host instruments on the consolidated balance sheet. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded derivatives, as of December 31, 2008, 95% of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments classified as Level 1 include futures and certain option contracts which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate, currency and certain credit default swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and swaps, interest rate derivatives which have interest rate optionality, certain credit default swaps, and long-dated interest rate swaps. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the U.S. GMWB liabilities. Additional information on the customized transactions is provided under the "Accounting for Guaranteed Benefits Offered With Variable Annuities" section of this Note 3. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing

Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has as least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

U.S. GMWB REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of the U.S. GMWB reinsurance derivative is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the U.S. GMWB reinsurance derivative is categorized as Level 3.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company. Open-ended mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2. Level 3 assets include less liquid securities, such as highly structured and/or lower quality ABS and CMBS, ABS backed by sub-prime loans, and any investment priced solely by broker quotes.

GMWB EMBEDDED DERIVATIVES AND REINSURED GMWB, GMAB AND GMIB FREE-STANDING DERIVATIVES (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

The fair value of GMWB embedded derivative and reinsured GMWB, GMAB and GMIB free-standing derivatives, reported in Other Policyholder Funds and Benefits Payable on the Company's consolidated balance sheet, are calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of those derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMWB embedded derivatives and reinsured GMWB, GMAB and GMAB free-standing derivatives are categorized as Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below provide a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. However, the Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values in accordance with SFAS 157. Therefore, the gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                             REALIZED/UNREALIZED
                                        SFAS 157                GAINS (LOSSES)
                                       FAIR VALUE                INCLUDED IN:               PURCHASES,
                                          AS OF          NET                                ISSUANCES,
                                       JANUARY 1,       INCOME                                  AND
                                          2008         (2),(3)            AOCI (5)          SETTLEMENTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities                         $13,558         $(659)            $(3,382)              $526
Equity securities,
 available-for-sale                          563             1                 (27)                 3
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             91           850                  --                 --
 Other freestanding derivatives
  used to hedge U.S. GMWB                    564         1,161                  --                (29)
 Macro hedge program                          18            85                  --                 34
 Other freestanding derivatives             (303)         (316)                 16                271
Total Freestanding Derivatives               370         1,780                  16                276
Reinsurance recoverable
 (1),(2),(9)                                 238           962                  --                102
Separate accounts (6)                        701          (204)                 --                (26)
                                         -------       -------             -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)             643         3,374                  --             (1,353)
                                         -------       -------             -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                               $(1,433)      $(4,967)               $ --              $(126)
 U.K. GMWB                                   (17)          (56)                 13                 (4)
 Reinsured Japan GMIB                       (220)       (2,000)               (256)              (105)
 Reinsured Japan GMWB                         --           (28)                 (3)                (3)
 Reinsured Japan GMAB                        (22)           32                  (2)                (9)
 Institutional Notes                         (24)          (17)                 --                 --
 Equity Linked Notes                         (21)           13                  --                 --
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                           (1,737)       (7,023)               (248)              (247)
Consumer notes                                (5)            5                  --                 (5)
                                         -------       -------             -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                           (552)         (631)                 --             (1,377)
                                         -------       -------             -------            -------

                                                                             CHANGES IN
                                                                             UNREALIZED
                                                                           GAINS (LOSSES)
                                                                           INCLUDED IN NET
                                                                           INCOME RELATED
                                                           SFAS 157         TO FINANCIAL
                                      TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                         AND/OR              AS OF          STILL HELD AT
                                        (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                       LEVEL 3 (7)           2008             2008 (3)
----------------------------------  -------------------------------------------------------
ASSETS
Fixed maturities                         $(1,301)            $8,742              $(515)
Equity securities,
 available-for-sale                         (481)                59                 (2)
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             --                941                850
 Other freestanding derivatives
  used to hedge U.S. GMWB                     --              1,696              1,043
 Macro hedge program                          --                137                102
 Other freestanding derivatives               98               (234)              (225)
Total Freestanding Derivatives                98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                                  --              1,302                962
Separate accounts (6)                        315                786                (73)
                                         -------            -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)              --              2,664              3,374
                                         -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                                  $ --            $(6,526)           $(4,967)
 U.K. GMWB                                    --                (64)               (56)
 Reinsured Japan GMIB                         --             (2,581)            (2,000)
 Reinsured Japan GMWB                         --                (34)               (28)
 Reinsured Japan GMAB                         --                 (1)                32
 Institutional Notes                          --                (41)               (17)
 Equity Linked Notes                          --                 (8)                13
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                               --             (9,255)            (7,023)
Consumer notes                                --                 (5)                 5
                                         -------            -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                             --             (2,560)              (631)
                                         -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre-SFAS 157 fair value of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2008, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the consolidated balance sheet in other investments and other liabilities.

(5) AOCI refers to "Accumulated other comprehensive income" in the consolidated statement of changes in stockholder's equity. All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness due to extremely volatile capital markets in the second half of 2008.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The 'Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

For comparative and informational purposes only, the following tables rollforward the customized and freestanding derivatives used to hedge US GMWB, the reinsurance recoverable for US GMWB and the embedded derivatives reported in other policyholder funds and benefits payable for the year ended December 31, 2007. The fair value amounts in these following tables are the Pre-SFAS 157 fair values.

ROLL-FORWARD FOR THE TWELVE MONTHS FROM JANUARY 1, 2007 TO DECEMBER 31, 2007

                                                                        TOTAL
                                                                 REALIZED/UNREALIZED
                                           FAIR VALUE AS OF         GAINS (LOSSES)           PURCHASES,        FAIR VALUE AS OF
                                              JANUARY 1,             INCLUDED IN:          ISSUANCES, AND        DECEMBER 31,
                                                 2007                 NET INCOME            SETTLEMENTS              2007
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Customized derivatives used to hedge US
 GMWB                                             $ --                     $50                   $ --                  $50
Other freestanding derivatives used to
 hedge US GMWB                                     346                     198                     48                  592
Reinsurance recoverable for US GMWB                (22)                    127                     23                  128
LIABILITIES
Other policyholder funds and benefits
 payable accounted for at fair value US
 GMWB                                              $53                   $(661)                  $(99)               $(707)
 U.K. GMWB                                          --                      (8)                    --                   (8)
 Reinsured Japan GMIB                              119                    (159)                   (32)                 (72)
 Reinsured Japan GMAB                               --                       3                     (1)                   2
 Institutional Notes                                 4                     (28)                    --                  (24)
 Equity Linked Notes                                --                       1                    (22)                 (21)
Total other policyholder funds and
 benefits payable accounted for at fair
 value                                             176                    (852)                  (154)                (830)
SUPPLEMENTAL INFORMATION:
Net US GMWB (Embedded derivative,
 freestanding derivatives and
 reinsurance recoverable) (1)                      377                    (286)                   (28)                  63
                                                 -----                  ------                 ------               ------

(1) The net loss on US GMWB was primarily due to liability model assumption updates made during the second and third quarter to reflect newly reliable market inputs for volatility and model refinements.

The following table summarizes the notional amount and fair value of freestanding derivatives in other investments, reinsurance recoverables, embedded derivatives in other policyholder funds and benefits payable and consumer notes as of December 31, 2008, and December 31, 2007. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not necessarily reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis in the following table.

                                                                    DECEMBER 31, 2008                 DECEMBER 31, 2007
                                                                NOTIONAL           FAIR          NOTIONAL              FAIR
                                                                 AMOUNT            VALUE          AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables for U.S. GMWB (1)                         $11,437          $1,302          $6,579              $128
Customized derivatives used to hedge U.S. GMWB (2)                  10,464             941          12,784                50
Freestanding derivatives used to hedge U.S. GMWB                     8,156           1,723           8,573               592
U.S. GMWB (3)                                                       46,734          (6,526)         44,852              (707)
U.K. GMWB (3)                                                        1,672             (64)          1,048                (8)
Reinsured Japan GMIB (4)                                            20,062          (2,581)         15,297               (72)
Reinsured Japan GMWB (3)                                               361             (34)             --                --
Reinsured Japan GMAB (5)                                               130              (1)          2,768                 2
Macro hedge program (6)                                              2,188             137             661                18
Consumer Notes                                                          70              (5)             19                (5)
Equity Linked Notes                                                     55              (8)             50               (21)
                                                               -----------       ---------       ---------            ------
                                                        TOTAL     $101,329         $(5,116)        $92,631              $(23)
                                                               -----------       ---------       ---------            ------

The decrease in the net fair value of the derivative instruments in the table above was primarily due to the adoption of SFAS 157 and the net effects of capital market movements during 2008.

(1) The increase in notional amount of the reinsurance recoverables for U.S. GMWB was primarily due to the execution of a reinsurance transaction in July 2008.

(2) The decrease in notional amount of customized derivatives used to hedge U.S. GMWB was primarily due to current market conditions causing policyholder account values to decrease. The notional on these customized derivatives is the policyholder account value.

(3) The increase in notional amount of embedded derivatives associated with GMWB riders is primarily due to additional product sales.

(4) The increase in notional amount of the internal reinsurance associated with GMIB was primarily due to the strengthening of the yen as compared to the U.S. dollar.

(5) The decrease in notional amount of the Japan GMAB embedded derivative is primarily due to a significant decline in the equity markets triggering policyholders to elect the GMIB feature or lump sum payout in Japan's 3Win product.

(6) The increase in notional amount of the macro hedge is primarily due to the rebalancing of the Company's risk management program to place a greater relative emphasis on the protection of statutory surplus.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires additional disclosure of fair value information of financial instruments. The following include disclosures for other financial instruments not carried at fair value and not included in above FAS 157 discussion.

The carrying amounts and fair values of the Company's financial instruments not carried at fair value, at December 31, 2008 and 2007 were as follows:

                                                         2008                                 2007
                                               CARRYING               FAIR          CARRYING               FAIR
                                                Amount                Value          Amount                Value
------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                     $2,154               $2,366          $2,016               $2,061
 Mortgage loans on real estate                     4,896                4,265           4,166                4,169
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                    $14,421               14,158         $15,148              $15,097
 Consumer Notes                                    1,210                1,188             804                  809
                                               ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Other policyholder funds and benefits payable, not carried at fair value and not included in above FAS 157 fair value information, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT
 INCOME
Fixed maturities (1)                   $2,458         $2,714         $2,464
Equity securities,
 available-for-sale                        65             54             31
Equity securities, held for
 trading                                 (246)             1             16
Mortgage loans                            251            227            126
Policy loans                              136            132            140
Limited partnerships and other
 alternative investments                 (224)           112             67
Other investments                         (33)          (120)           (21)
                                    ---------       --------       --------
Gross investment income                 2,407          3,120          2,823
Less: Investment expenses                  65             63             55
                                    ---------       --------       --------
             NET INVESTMENT INCOME     $2,342         $3,057         $2,768
                                    ---------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                      $(1,737)         $(248)         $(105)
Equity securities                        (166)           (46)            (3)
Foreign currency transaction
 remeasurements                          (450)           102             18
Derivatives and other (2)              (3,410)          (742)          (208)
                                    ---------       --------       --------
        NET REALIZED CAPITAL GAINS
                          (LOSSES)    $(5,763)         $(934)         $(298)
                                    ---------       --------       --------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses, and other investment gains and losses.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(8,884)        $(597)       $800
Equity securities                            (181)          (41)          8
Net unrealized gains (losses) credited
 to policyholders                            (101)            3          (4)
                                        ---------       -------       -----
Net unrealized gains (losses)              (9,165)         (635)        804
Deferred income taxes and other items      (4,359)         (317)        301
                                        ---------       -------       -----
Net unrealized gains (losses), net of
 tax -- end of year                        (4,806)         (318)        503
Net unrealized gains (losses), net of
 tax -- beginning of year                    (318)          503         577
                                        ---------       -------       -----
CHANGE IN UNREALIZED GAINS (LOSSES) ON
         AVAILABLE-FOR-SALE SECURITIES    $(4,488)        $(821)       $(74)
                                        ---------       -------       -----

The change in net unrealized gain (loss) on equity securities, classified as held for trading, included in net investment income during the years ended December 31, 2008, 2007 and 2006, was $(250), $(17), and $12, respectively, substantially all of which have corresponding amounts credited to policyholders. This amount was not included in the table above.

                                                             DECEMBER 31, 2008
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED
                                    COST                GAINS               LOSSES             FAIR VALUE
------------------------------------------------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,095                  $9              $(2,134)              $4,970
CMBS
 Agency backed                         243                   8                   --                  251
 Non-agency backed                   9,566                  15               (4,085)               5,496
CMOs
 Agency backed                         539                  30                   (3)                 566
 Non-agency backed                     320                  --                 (102)                 218
Corporate                           21,252                 441               (2,958)              18,735
Government/government
 agencies
 Foreign                             2,094                  86                  (33)               2,147
 United States                       5,033                  75                  (39)               5,069
MBS                                  1,385                  23                   (5)               1,403
States, municipalities and
 political subdivisions                917                   8                 (220)                 705
Redeemable preferred stock              --                  --                   --                   --
                                   -------               -----              -------              -------
             FIXED MATURITIES       48,444                 695               (9,579)              39,560
Equity securities, available-
 for-sale                              614                   4                 (184)                 434
                                   -------               -----              -------              -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $49,058                $699              $(9,763)             $39,994
                                   -------               -----              -------              -------

                                                         DECEMBER 31, 2007
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED          FAIR
                                    COST                GAINS               LOSSES            VALUE
-----------------------------  ---------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,602                 $24                $(519)          $7,107
CMBS
 Agency backed                         249                   6                   --              255
 Non-agency backed                  11,266                 153                 (572)          10,847
CMOs
 Agency backed                         793                  18                   (3)             808
 Non-agency backed                     411                   4                   (2)             413
Corporate                           21,963                 807                 (571)          22,199
Government/government
 agencies
 Foreign                               465                  35                   (2)             498
 United States                         516                  14                   (1)             529
MBS                                  1,750                  15                  (15)           1,750
States, municipalities and
 political subdivisions              1,226                  32                  (20)           1,238
Redeemable preferred stock               2                   2                   (2)               2
                                   -------              ------              -------          -------
             FIXED MATURITIES       46,243              $ 1,110             $ (1,707)        $ 45,646
Equity securities, available-
 for-sale                              781                  10                  (51)             740
                                   -------              ------              -------          -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $47,024               1,120               (1,758)         $46,386
                                   -------              ------              -------          -------

The amortized cost and estimated fair value of fixed maturity investments by contractual maturity year are shown below.

                                                DECEMBER 31, 2008
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,511                     $1,564
Over one year through five
 years                                     9,297                      8,757
Over five years through ten
 years                                     9,035                      8,154
Over ten years                            19,262                     13,928
                                       ---------                  ---------
                       SUBTOTAL           39,105                     32,403
ABS, MBS, and CMOs                         9,339                      7,157
                                       ---------                  ---------
                          TOTAL          $48,444                    $39,560
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage-and asset-backed securities which is why ABS, MBS and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2008           2007            2006
--------------------------------------------------------------------------------
SALES OF FIXED MATURITY AND
 AVAILABLE-FOR-SALE EQUITY
 SECURITY INVESTMENTS
SALE OF FIXED MATURITIES
Sale proceeds                        $9,366         $12,415         $16,159
Gross gains                             291             246             210
Gross losses                           (472)           (135)           (230)
SALE OF EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Sale proceeds                          $126            $296            $249
Gross gains                              11              12               5
Gross losses                            (21)             (7)             (5)
                                    -------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

Other than U.S. government and certain U.S. government agencies backed by the full faith and credit of the U.S. government, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, is the Government of Japan, which represents $1.9 billion, or 61%, of stockholders' equity. For further discussion of concentration of credit risk, see the "Concentration of Credit Risk" section in Note 4 of Notes to Consolidated Financial Statements.

The Company's largest exposures by issuer as of December 31, 2008 were the Government of Japan, JPMorgan Chase & Company and General Electric Company, which comprised approximately 3.3%, 0.5% and 0.4%, respectively, of total invested assets. Other than U.S. government and certain U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2007 were General Electric Company, Citigroup Inc. and Vodafone Group, which each comprise less than 0.5% of total invested assets.

The Company's largest three exposures by sector, as of December 31, 2008 were commercial mortgage and real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets. The Company's largest three exposures by sector, as of December 31, 2007 were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 9%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. The largest concentrations, as of December 31, 2008, were in California, Illinois and Hawaii which each comprise less than 0.5% of total invested assets and as of December 31, 2007, were in California, Oregon and Illinois which each comprise less than 1% of total invested assets.

SECURITY UNREALIZED LOSS AGING

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Other-Than-Temporary Impairments on Available-for-Sale Securities section of Note 1. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in fair value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following tables present the Company's unrealized loss aging for total fixed maturity and equity securities classified as available-for-sale by investment type and length of time the security was in a continuous unrealized loss position.

                                                              DECEMBER 31, 2008
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $1,475               $1,169                $(306)
CMBS -- Non-agency backed                        4,108                2,992               (1,116)
CMOs
 Agency backed                                      39                   38                   (1)
 Non-agency backed                                 252                  176                  (76)
Corporate                                       11,101                9,500               (1,601)
Government/government agencies
 Foreign                                           788                  762                  (26)
 United States                                   3,952                3,913                  (39)
MBS                                                 46                   46                   --
States, municipalities and political               524                  381                 (143)
 subdivisions
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          22,285               18,977               (3,308)
Equity securities, available-for-sale              433                  296                 (137)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $22,718              $19,273              $(3,445)
                                             ---------            ---------            ---------

                                                                DECEMBER 31, 2008
                                                                  12 MONTHS OR MORE
                                                  AMORTIZED              FAIR             UNREALIZED
                                                    COST                VALUE               LOSSES
--------------------------------------  -----------------------------------------------------------------
ABS                                                  $5,463              $3,635              $(1,828)
CMBS -- Non-agency backed                             5,300               2,331               (2,969)
CMOs
 Agency backed                                           32                  30                   (2)
 Non-agency backed                                       68                  42                  (26)
Corporate                                             4,757               3,400               (1,357)
Government/government agencies
 Foreign                                                 29                  22                   (7)
 United States                                           38                  38                   --
MBS                                                     183                 178                   (5)
States, municipalities and political                    297                 220                  (77)
 subdivisions
                                                  ---------            --------            ---------
                TOTAL FIXED MATURITIES               16,167               9,896               (6,271)
Equity securities, available-for-sale                   136                  89                  (47)
                                                  ---------            --------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $16,303              $9,985              $(6,318)
                                                  ---------            --------            ---------

                                                                DECEMBER 31, 2008
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,938               $4,804              $(2,134)
CMBS -- Non-agency backed                          9,408                5,323               (4,085)
CMOs
 Agency backed                                        71                   68                   (3)
 Non-agency backed                                   320                  218                 (102)
Corporate                                         15,858               12,900               (2,958)
Government/government agencies
 Foreign                                             817                  784                  (33)
 United States                                     3,990                3,951                  (39)
MBS                                                  229                  224                   (5)
States, municipalities and political                 821                  601                 (220)
 subdivisions
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          38,452               28,873               (9,579)
Equity securities, available-for-sale                569                  385                 (184)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $39,021              $29,258              $(9,763)
                                               ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $6,271               $5,789                $(482)
CMBS -- Non-agency backed                        5,493                5,010                 (483)
CMOs
 Agency backed                                     270                  268                   (2)
 Non-agency backed                                  97                   96                   (1)
Corporate                                        8,381                7,947                 (434)
Government/government agencies
 Foreign                                            86                   84                   (2)
 United States                                     136                  135                   (1)
MBS                                                 49                   48                   (1)
States, municipalities and political
 subdivisions                                      383                  373                  (10)
Redeemable preferred stock                           4                    2                   (2)
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          21,170               19,752               (1,418)
Equity securities, available-for-sale              615                  565                  (50)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $21,785              $20,317              $(1,468)
                                             ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $497                 460               $(37)
CMBS -- Non-agency backed                            1,808               1,719                (89)
CMOs
 Agency backed                                          60                  59                 (1)
 Non-agency backed                                      33                  32                 (1)
Corporate                                            2,554               2,417               (137)
Government/government agencies
 Foreign                                                43                  43                 --
 United States                                           7                   7                 --
MBS                                                    760                 746                (14)
States, municipalities and political
 subdivisions                                          189                 179                (10)
Redeemable preferred stock                              --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               5,951               5,662               (289)
Equity securities, available-for-sale                   20                  19                 (1)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $5,971              $5,681              $(290)
                                                  --------            --------            -------

                                                                DECEMBER 31, 2007
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,768               $6,249                $(519)
CMBS -- Non-agency backed                          7,301                6,729                 (572)
CMOs
 Agency backed                                       330                  327                   (3)
 Non-agency backed                                   130                  128                   (2)
Corporate                                         10,935               10,364                 (571)
Government/government agencies
 Foreign                                             129                  127                   (2)
 United States                                       143                  142                   (1)
MBS                                                  809                  794                  (15)
States, municipalities and political
 subdivisions                                        572                  552                  (20)
Redeemable preferred stock                             4                    2                   (2)
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          27,121               25,414               (1,707)
Equity securities, available-for-sale                635                  584                  (51)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $27,756              $25,998              $(1,758)
                                               ---------            ---------            ---------

As of December 31, 2008, available-for-sale securities in an unrealized loss position, comprised of approximately 4,156 securities, were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The increase in unrealized losses was largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 60% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy and the Company's intent to retain these investments for a period of time sufficient to allow for recovery in value, the Company has determined that these securities are temporarily impaired.

The following tables present the Company's unrealized loss aging by length of time the security was in a continuous greater than 20% unrealized loss position.

                     SECURITIZED ASSETS DEPRESSED OVER 20%

                                                 DECEMBER 31, 2008
                                         COST OR
                                        AMORTIZED              FAIR             UNREALIZED
                      ITEMS               COST                VALUE                LOSS
-----------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                    652               $7,786              $4,561              $(3,225)
Greater than three
 to six months           119                1,122                 444                 (678)
Greater than six to
 nine months              89                1,145                 458                 (687)
Greater than nine
 to twelve months        143                1,363                 391                 (972)
Greater than twelve
 months                   31                  311                  57                 (254)
                     -------            ---------            --------            ---------
              TOTAL    1,034              $11,727              $5,911              $(5,816)
                     -------            ---------            --------            ---------

                                                       DECEMBER 31, 2007
                                               COST OR
                                              AMORTIZED                  FAIR                UNREALIZED
                         ITEMS                   COST                   VALUE                   LOSS
-------------------  --------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      115                     $918                   $613                   $(305)
Greater than three
 to six months              18                      130                     76                     (54)
Greater than six to
 nine months                --                       --                     --                      --
Greater than nine
 to twelve months           --                       --                     --                      --
Greater than twelve
 months                      3                       33                     22                     (11)
                          ----                 --------                 ------                 -------
              TOTAL        136                   $1,081                   $711                   $(370)
                          ----                 --------                 ------                 -------

                    ALL OTHER SECURITIES DEPRESSED OVER 20%

                                               COST DECEMBER 31, 2008
                                              AMORTIZED              FAIR             UNREALIZED
                         ITEMS                   COST               VALUE                LOSS
-----------------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      564                   $6,396              $4,188              $(2,171)
Greater than three
 to six months              28                      238                 124                 (114)
Greater than six to
 nine months                14                      173                 102                  (71)
Greater than nine
 to twelve months           11                      199                 112                  (87)
Greater than twelve
 months                     --                       --                  --                   --
                          ----                 --------            --------            ---------
              TOTAL        617                   $6,969              $4,526              $(2,443)
                          ----                 --------            --------            ---------

                                            COST ORDECEMBER 31, 2007
                                           AMORTIZED               FAIR              UNREALIZED
                         ITEMS                COST                VALUE                 LOSS
-------------------  -----------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      52                  $65                  $50                  $(15)
Greater than three
 to six months              5                   30                    5                   (25)
Greater than six to
 nine months               --                   --                   --                    --
Greater than nine
 to twelve months          --                   --                   --                    --
Greater than twelve
 months                     1                    2                    1                    (1)
                          ---                 ----                 ----                 -----
              TOTAL        58                  $97                  $56                  $(41)
                          ---                 ----                 ----                 -----

The majority of securitized assets depressed over 20% for six consecutive months are primarily related to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, and the Company's assertion of its ability and intent to retain the securities until recovery, it has been determined that these securities are temporarily impaired as of December 31, 2008.

The majority of all other securities depressed over 20% for six consecutive months or greater in the tables above primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see significant price recovery on these securities within a reasonable period of time and, therefore, has determined that these securities are temporarily impaired as of December 31, 2008.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.9 billion and $4.2 billion as of December 31, 2008 and 2007, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type.

At December 31, 2008, the Company held delinquent mortgage loans on two properties with a carrying value of $32 which were deemed impaired and accordingly, a valuation allowance of $13 was established. At December 31, 2007, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans and therefore had no valuation allowance.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                 $121                     2.5%               $101                     2.4%
Middle Atlantic                                     556                    11.4%                503                    12.1%
Mountain                                            115                     2.3%                101                     2.4%
New England                                         407                     8.3%                348                     8.4%
Pacific                                           1,205                    24.6%                959                    23.0%
South Atlantic                                      665                    13.6%                749                    18.0%
West North Central                                   56                     1.1%                 25                     0.6%
West South Central                                  205                     4.2%                179                     4.3%
Other (1)                                         1,566                    32.0%              1,201                    28.8%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Industrial                                         $790                    16.1%               $424                    10.2%
Lodging                                             383                     7.8%                424                    10.2%
Agricultural                                        435                     8.9%                236                     5.7%
Multifamily                                         798                    16.3%                708                    17.0%
Office                                            1,456                    29.8%              1,550                    37.2%
Retail                                              790                    16.1%                702                    16.8%
Other                                               244                     5.0%                122                     2.9%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES ("VIE")

The Company is involved with variable interest entities primarily through its affiliate, Hartford Investment Management Company ("HIMCO") as a collateral manager and as an investor through normal investment activities. The Company's involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

VIEs may or may not be consolidated on the Company's consolidated financial statements. When the Company is the primary beneficiary of the VIE, all of the assets and liabilities of the VIE are consolidated into the Company's financial statements. The Company also reports a liability for the portion of the VIE that represents the minority interest of other investors in the VIE. When the Company concludes that it is not the primary beneficiary of the VIE, only the fair value of the Company's interest in the VIE is recorded in the Company's financial statements.

At December 31, 2007, HIMCO was the collateral manager of four VIEs with provisions that allowed for termination if the fair value of the aggregate referenced bank loan portfolio declined below a stated level. These VIEs were market value CLOs that invested in senior secured bank loans through total return swaps. Two of these market value CLOs were consolidated, and two were not consolidated. During the first quarter of 2008, the fair value of the aggregate referenced bank loan portfolio declined below the stated level in all four market value CLOs and the total return swap counterparties terminated the transactions. Three of these CLOs were restructured from market value CLOs to cash flow CLOs without market value triggers and the remaining CLO terminated in January 2009. The Company realized a capital loss of $50, before-tax, from the termination of these CLOs. In connection with the restructurings, the Company purchased interests in two of the resulting VIEs, one of which the Company is the primary beneficiary. These purchases resulted in an increase in the Company's maximum exposure to loss for both consolidated and non-consolidated VIEs.

As of December 31, 2008 and 2007, the Company had relationships with five and six VIEs, respectively, where the Company was the primary beneficiary. The following table sets forth the carrying value of assets and liabilities, and the Company's maximum exposure to loss on these consolidated VIEs.

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CLOs                                  $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2007            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)             TO LOSS
-----------------------------  ----------------------------------------------------------------
CLOs                                  $128                     $73                     $74
Limited partnerships                   309                     121                     188
Other investments                      296                     126                     178
                                    ------                  ------                  ------
                        TOTAL         $733                    $320                    $440
                                    ------                  ------                  ------

(1) Creditors have no recourse against the Company in the event of default by the VIE. Includes noncontrolling interest in limited partnerships and other investments of $154 and $242 as of December 31, 2008 and December 31, 2007, respectively, that is reported as a separate component of equity in the Company's Condensed Consolidated Balance Sheet pursuant to SFAS 160.

(2) The Company's maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets net of liabilities at cost. The Company has no implied or unfunded commitments to these VIEs.

CLOs represent one fund at December 31, 2008, which is a cash flow CLO financed by issuing debt in tranches of varying seniority and is a VIE due to the lack of voting equity in the capital structure. HIMCO provides collateral management services to the CLO and earns a fee for those services and the Company has investments in debt issued by the CLO. Taking those interests into consideration, the Company has performed a quantitative analysis and determined that it will absorb a majority of the expected losses or residual returns in the fund and as a result is the primary beneficiary. Consolidated assets are classified in cash and fixed maturities and consolidated liabilities are classified in other liabilities. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second which terminated during the fourth quarter of 2008.

At December 31, 2008 and 2007, limited partnerships represent investments in two hedge funds that are financed by issuing equity shares to investors, and are VIEs based on the lack of decision making ability held by the equity investors. The primary source of variability generated by these VIEs is the fund's investment portfolio and that variability is passed to equity holders. The Company holds a majority interest in the equity of the funds and as a result will absorb the majority of the funds expected losses or residual returns and therefore is the primary beneficiary. Consolidated assets and liabilities are classified in other investments and other liabilities, respectively.

Other investments at December 31, 2008 consist of two investment trusts that are financed by issuing beneficial interests that do not have voting rights to investors. The Company holds a majority of the beneficial interests issued by these trusts and as the majority holder, will absorb a majority of expected losses or residual returns and therefore is the primary beneficiary. The Company was not the primary beneficiary of one of those trusts at December 31, 2007. Consolidated assets and liabilities are classified in fixed maturities and other liabilities, respectively. At December 31, 2007, other investments included two investment trusts, one of which has liquidated and the second remains at December 31, 2008.

As of December 31, 2008 and 2007, the Company also held significant variable interests in three and four VIEs, respectively, where the Company is not the primary beneficiary. That determination has been made based on a quantitative analysis of whether the Company will absorb a majority of the expected losses or residual returns of the VIE, considering its variable interests, as well as, those of other variable interest holders. These investments have been held by the Company for two years.

The following table sets forth the carrying value of assets and liabilities that relate to the Company's variable interests in unconsolidated VIEs and the Company's maximum exposure to loss resulting from involvement with those VIEs.

                                                                               MAXIMUM
                                                    DECEMBER 31, 2008          EXPOSURE
                                    ASSETS             LIABILITIES             TO LOSS
-------------------------------------------------------------------------------------------
CLOs                                  $280                 $ --                   $316
CDOs                                     3                   --                     13
                                    ------                 ----                 ------
                    TOTAL (1)         $283                 $ --                   $329
                                    ------                 ----                 ------

                                                                             MAXIMUM
                                                   DECEMBER 31, 2007         EXPOSURE
                                   ASSETS            LIABILITIES             TO LOSS
-----------------------------  ----------------------------------------------------------
CLOs                                 $11                 $ --                    $14
CDOs                                  61                   --                     86
                                    ----                 ----                 ------
                    TOTAL (1)        $72                 $ --                   $100
                                    ----                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CLOs/CDOs at cost. The Company has no implied or unfunded commitments to these VIEs.

At December 31, 2008, CLOs include one fund that is financed by issuing debt securities in tranches of varying seniority. That fund is a cash flow CLO and a VIE due to the lack of voting equity in its capital structure. The Company holds variable interests through fees earned by HIMCO as the collateral manager and investments in debt issued by the fund with a carrying amount at December 31, 2008 of $280. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second for which the Company is no longer involved with following its conversion from a market value to a cash flow CLO.

At December 31, 2008 and 2007, CDOs consist of two VIEs that are financed by issuing debt having no voting rights to investors. The Company has variable interests in each CDO by virtue of its investment in that debt and fees received by HIMCO as the collateral manager. The carrying amount of the investment in debt issued by the CDO is $3 at December 31, 2008 and is classified in fixed maturities.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, a cash-flow hedge, a foreign-currency hedge, a net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the Consolidated Balance Sheets at fair value and are presented as assets or liabilities as determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity. The fair value of derivative instruments, excluding income accruals and cash collateral held, are presented as of December 31, as follows:

                                      ASSET VALUES          LIABILITY VALUES
                                    2008          2007     2008           2007
--------------------------------------------------------------------------------
Fixed maturities,
 available-for-sale                   $ --         $ --        $3           $ --
Other investments                    1,122          446        --             --
Reinsurance recoverables             1,302          128        --             --
Other policyholder funds and
 benefits payable                       --            2     9,214            809
Consumer notes                          --           --         5              5
Other liabilities (1)                2,206           --        --            354
                                  --------       ------  --------       --------
                           TOTAL    $4,630         $576    $9,222         $1,168
                                  --------       ------  --------       --------

(1) Included in Other liabilities on the balance sheet is a liability value of $2,531 and $114 related to derivative collateral as of December 31, 2008 and 2007, respectively.

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2008 and 2007. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, ("non-qualifying strategies") are presented below on a before-tax basis for the years ended December 31, 2008 and 2007.

                                                                                                    HEDGE INEFFECTIVENESS,
                                            NOTIONAL AMOUNT            FAIR VALUE                         BEFORE-TAX
HEDGING STRATEGY                          2008            2007     2008          2007              2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used to
 better match cash receipts from
 assets with cash disbursements
 required to fund liabilities
 The Company also enters into forward
 starting swap agreements to hedge the
 interest rate exposure related to the
 purchase of fixed-rate securities or
 the anticipated future cash flows of
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives are primarily
 structured to hedge interest rate
 risk inherent in the assumptions used
 to price certain liabilities
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio                      $6,798         $4,019     $422           $73              $7                    2
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash
 flows associated with certain foreign
 denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments to U.S. dollars in
 order to minimize cash flow
 fluctuations due to changes in
 currency rates                             1,005          1,226      (21)         (269)              1                   (2)
                                        ---------       --------  -------       -------            ----                 ----
                TOTAL CASH-FLOW HEDGES     $7,803         $5,245     $401         $(196)             $8                 $ --
                                        ---------       --------  -------       -------            ----                 ----
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.        2,138          3,594      (86)          (38)             (1)                  --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates                       696            696      (57)           25              --                   --
                                        ---------       --------  -------       -------            ----                 ----
               TOTAL FAIR-VALUE HEDGES     $2,834         $4,290    $(143)         $(13)            $(1)                $ --
                                        ---------       --------  -------       -------            ----                 ----
 TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $10,637         $9,535     $258         $(209)             $7                 $ --
                                        ---------       --------  -------       -------            ----                 ----

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFYING STRATEGIES
Interest rate swaps, caps, floors, and
forwards
 The Company uses interest rate swaps,
 caps and floors to manage duration
 risk between assets and liabilities
 in certain portfolios. In addition,
 the Company enters into interest rate
 swaps to terminate existing swaps,
 thereby offsetting the changes in
 value of the original swap. As of
 December 31, 2008 and 2007, the
 notional amount of interest rate
 swaps in offsetting relationships was
 $3.9 billion and $1.2 billion,
 respectively.
 The Company may also use interest
 rate forwards to replicate the
 purchase of mortgage-backed
 securities to manage duration risk
 and liquidity                               $5,269            $6,666       $(90)           --              $3           $22
Foreign currency swaps, forwards, and
swaptions
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments
 The Company also enters into foreign
 currency interest rate swaps and
 swaptions to hedge Yen interest rate
 exposures related to certain
 liability contracts sold in Japan              389               199         10            (8)             27            (8)
Credit default swaps that sell credit
protection
 The Company enters into credit
 default swap agreements in which the
 Company assumes credit risk of an
 individual entity, referenced index
 or asset pool. These contracts
 entitle the Company to receive a
 periodic fee in exchange for an
 obligation to compensate the
 derivative counterparty should a
 credit event occur on the part of the
 referenced security issuers. Also
 included are embedded derivatives
 associated with credit linked notes
 with a notional amount of $106 and
 $131 as of December 31, 2008 and
 2007, respectively. The maximum
 potential future exposure to the
 Company is the notional amount of the
 swap contracts, which is $940 and
 $1,849, before-tax, as of December
 31, 2008 and 2007, respectively                940             1,849       (309)         (235)           (313)         (128)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Total return and credit index swaps
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific
 index or collateral portfolio. The
 maximum potential future exposure to
 the Company for the credit index
 swaps is the notional value and for
 the total return swaps is the cash
 collateral associated with the
 transaction, which has termination
 triggers that limit investment
 losses. The Company had no exposure
 to such contracts at December 31,
 2008. As of December 31, 2007, the
 maximum potential future exposure to
 the Company from such contracts was
 $983, before-tax                                --             1,731         --           (62)            (99)          (74)
Credit default swaps that purchase
credit protection
 The Company enters into credit
 default swap agreements in which the
 Company reduces credit risk to an
 individual entity. These contracts
 require the Company to pay a
 derivative counterparty a periodic
 fee in exchange for compensation from
 the counterparty should a credit
 event occur on the part of the
 referenced security issuer. The
 Company enters into these agreements
 as an efficient means to reduce
 credit exposure to specified issuers
 or sectors                                   2,633             3,494        246            56             211            59
Credit default swaps in offsetting
 positions
 The Company enters into credit
 default swap agreements to terminate
 existing credit default swaps,
 thereby offsetting the changes in
 value of the original swap going
 forward.                                     1,453                --         (8)           --              --            --
Japanese fixed annuity hedging
 instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and
 Yen interest rate exposures
 associated with the Yen denominated
 individual fixed annuity product. The
 associated liability is adjusted for
 changes in spot rates which was $450
 and $(102), before-tax, as of
 December 31, 2008 and 2007,
 respectively, and offsets the
 derivative change in value                   2,334             1,849        383          (115)            487            53

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider
 primarily in the U.S and to a lesser
 extent, the U.K The GMWB is a
 bifurcated embedded derivative that
 provides the policyholder with a GRB
 if the account value is reduced to
 zero through a combination of market
 declines and withdrawals. The GRB is
 generally equal to premiums less
 withdrawals. The policyholder also
 has the option, after a specified
 time period, to reset the GRB to the
 then-current account value, if
 greater. The notional value of the
 embedded derivative is the GRB
 balance. For a further discussion,
 see the Derivative Instruments
 section of Note 2                          $48,406           $45,900    $(6,590)        $(715)        $(5,785)        $(670)
GMWB reinsurance contracts
 The Company has entered into
 reinsurance arrangements to offset a
 portion of its risk exposure to the
 GMWB for the remaining lives of
 covered variable annuity contracts.
 Reinsurance contracts covering GMWB
 are accounted for as free-standing
 derivatives. The notional amount of
 the reinsurance contracts is the GRB
 amount                                      11,798            $6,579      1,268           128           1,073           127
GMWB hedging instruments
 The Company enters into derivative
 contracts to partially economically
 hedge exposure to the volatility
 associated with the portion of the
 GMWB liabilities which are not
 reinsured. These derivative contracts
 include customized swaps, interest
 rate swaps and futures, and equity
 swaps, put and call options, and
 futures, on certain indices including
 the S&P 500 index, EAFE index, and
 NASDAQ index                                18,620            21,357      2,664           642           3,374           257
Guaranteed minimum benefit product
reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives
 for the lives of the host variable
 annuity contracts. The reinsurance
 contracts are accounted for as
 free-standing derivative contracts.
 The notional amount of the
 reinsurance contracts is the Yen
 denominated GRB balance value
 converted at the year-end Yen to U.S.
 dollar foreign spot exchange rate           20,192            18,065     (2,582)          (70)         (2,133)         (156)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Equity index swaps, options, and
 futures
 The Company offers certain equity
 indexed products, which may contain
 an embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition,
 the Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.
 The Company may also enter into
 equity indexed futures to hedge the
 equity volatility of certain
 liability contracts                            249               149        (14)          (22)            (23)            2
Japan variable annuity hedging
 instruments
 The Company enters into foreign
 currency forward and option contracts
 that convert euros to Yen in order to
 economically hedge the foreign
 currency risk associated with certain
 Japanese variable annuity products             259                --         35            --              40           (10)
Macro hedge program
 The Company utilizes option contracts
 as well as futures contracts to
 partially economically hedge the
 statutory reserve impact of equity
 risk arising primarily from GMDB and
 GMWB obligations against a decline in
 the equity markets.                          2,188               661        137            18              74           (12)
Coinsurance and modified coinsurance
reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance
 with funds withheld and modified
 coinsurance reinsurance agreement
 ("Agreement") with an affiliate
 reinsurance company to provide
 statutory surplus relief for certain
 life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative                                   1,068               655         --            --              --            --
                                        -----------       -----------  ---------       -------       ---------       -------
       TOTAL NON-QUALIFYING STRATEGIES     $115,798          $109,154    $(4,850)        $(383)        $(3,064)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------
                 TOTAL DERIVATIVES (1)     $126,435          $118,689    $(4,592)        $(592)        $(3,057)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, for derivatives in non-qualifying strategies.

Change in Notional Amount

The notional amount of derivatives in cash-flow hedge relationships increased $2.6 billion since December 31, 2007, primarily due to an increase in interest rate swaps used to convert interest receipts on floating-rate securities to fixed rates. The Company increased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives in fair-value hedge relationships decreased $1.5 billion since December 31, 2007, primarily due to a decline in interest rate swaps used to convert interest receipts of fixed-rate securities to floating-rates. The Company decreased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives used in non-qualifying strategies increased $6.6 billion since December 31, 2007, primarily due to the following:

- For a discussion on the increase in notional amount of derivatives associated with GMWB riders refer to Note 3.

- For a discussion on the increase in notional amount of derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The Company increased the notional amount of derivatives associated with the macro hedge program. During the three months ended December 31, 2008, the Company rebalanced its risk management program to place a greater relative emphasis on the protection of statutory surplus. As a result, the Company added the equivalent of $1.9 billion notional of equity futures as part of the macro hedge program to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

- For a discussion on the decline in notional amount related to derivatives associated with GMAB reinsured from a related party refer to Note 4.

- The notional amount related to credit derivatives declined primarily due to terminations and maturities of credit derivatives, which reduced the overall net credit exposure assumed by the Company through credit derivatives.

Change in Fair Value

The decrease of $4.0 billion in total fair value of derivative instruments since December 31, 2007, was primarily related to the following:

- For a discussion on the decrease in fair value on GMWB related derivatives refer to note 3.

- For a discussion on the decrease in fair value of derivatives associated with the reinsurance of GMIB, GMWB and GMAB reinsured from a related party refer to Note 3.

- The fair value of the Japanese fixed annuity hedging instruments increased primarily due to the Japanese Yen strengthening against the U.S. dollar.

- The fair value of interest rate derivatives increased primarily due to a decline in interest rates as well as an increase in notional amount.

- The fair value of foreign currency swaps hedging foreign fixed rate bonds increased primarily due to the U.S. dollar strengthening against the euro.

Net Realized Capital Gains (Losses)

The total change in value for non-qualifying strategies, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the year ended December 31, 2008, the net realized capital loss of $3.1 billion related to non-qualifying strategies was primarily due to the following:

- For a discussion on the net loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- For a discussion on the net loss on derivatives associated with GMWB related hedging derivatives refer to Note 3.

- The net loss on credit default swaps was primarily due to losses on credit derivatives that sell credit protection, partially offset by gains on credit derivatives that purchase credit protection, both resulting from credit spreads widening significantly during the year.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

- The net gain on the macro hedge program was primarily driven by a decline in the equity markets, partially offset by losses due to swap spreads tightening.

For the year ended December 31, 2007, the net realized capital loss of $538 related to non-qualifying strategies was primarily related to the following:

- For a discussion on the net loss associated with GMWB related derivatives refer to Note 3.

- The net loss on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, was a result of credit spreads widening.

- For a discussion on the loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

For the year ended December 31, 2008, the Company incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2008 and 2007, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $3 and ($16), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is five years. For the year ended December 31, 2008, the Company had $198, before-tax, of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. Of this amount, $202 resulted from the termination of an interest rate swap due to the sale of the related hedged structured security. The interest rate swap was used to convert the LIBOR based floating rate structured security to a fixed rate structured security. For the years ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers, baskets of up to five corporate issuers, and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                                                               AS OF DECEMBER 31, 2008
                                                                                                UNDERLYING REFERENCED
                                                                           WEIGHTED            CREDIT OBLIGATION(S) (1)
                                                                            AVERAGE                             AVERAGE
                                            NOTIONAL       FAIR            YEARS TO                              CREDIT
                                           AMOUNT (2)      VALUE           MATURITY           TYPE               RATING
----------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  $47         $ --            4 years         Corporate                A-
                                                                                                Credit
Below investment grade risk exposure              46          (12)           4 years         Corporate              CCC+
                                                                                                Credit
Basket credit default swaps (4)
 Investment grade risk exposure                1,139         (196)           5 years         Corporate                A-
                                                                                                Credit
 Investment grade risk exposure                  203          (70)          42 years              CMBS               AAA
                                                                                                Credit
 Below investment grade risk exposure            125         (104)           6 years         Corporate               BB+
                                                                                                Credit
Credit linked notes
 Investment grade risk exposure                  106           95            2 years         Corporate              BBB+
                                                                                                Credit
                                            --------      -------
                                 TOTAL        $1,666        $(287)
                                            --------      -------


                                           OFFSETTING      OFFSETTING
                                            NOTIONAL          FAIR
                                           AMOUNT (3)      VALUE (3)
--------------------------------------  ------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                $35             $(9)

Below investment grade risk exposure            --              --

Basket credit default swaps (4)
 Investment grade risk exposure                489               8

 Investment grade risk exposure                203              70

 Below investment grade risk exposure           --              --

Credit linked notes
 Investment grade risk exposure                 --              --

                                            ------            ----
                                 TOTAL        $727             $69
                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.3 billion of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 of customized diversified portfolios of corporate issuers.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities and can return the securities to the Company for cash at varying maturity dates. Acceptable collateral may be in the form of cash or U.S. government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the fair value of the loaned securities was approximately $1.8 billion and $2.1 billion, respectively, and was included in fixed maturities and short-term investments in the consolidated balance sheets. As of December 31, 2008, the Company had received collateral against the loaned securities in the amount of $1.8 billion. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $18 and $6 for the years ended December 31, 2008 and 2007, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged having a fair value of $821 and $355, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the derivative instrument collateral pledged were as follows:

                                                              DECEMBER 31,
                                                           2008           2007
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                          $ --             $4
CMOs                                                           --             21
CMBS                                                           --            244
Corporate                                                   1,386          1,554
MBS                                                           374            221
Government/Government Agencies
 Foreign                                                       --             14
 United States                                                215            303
Short-term                                                    617              1
Preferred stock                                                 9             53
                                                         --------       --------
                                                  TOTAL    $2,601         $2,415
                                                         --------       --------

As of December 31, 2008 and 2007, the Company had accepted collateral relating to securities lending programs and derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a fair value of $5.6 billion and $3.3 billion, respectively. At December 31, 2008 and 2007, cash collateral of $5.1 billion and $3.1 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. Included in this cash collateral was $3.3 billion and $290 for derivative cash collateral as of December 31, 2008 and 2007, respectively. In accordance with FSP FIN 39-1, a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into a receivable in other assets of $507 and $175 as of December 31, 2008 and 2007, respectively. For further discussion on the adoption of FSP FIN 39-1, see Note
2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred counterparty default losses related to the bankruptcy of Lehman Brothers Holdings Inc. for the year ended December 31, 2008, and no counterparty default losses for the year ended December 31, 2007. As of December 31, 2008 and 2007, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2008 and 2007, the fair value of securities on deposit was approximately $15 and $14, respectively.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

As of December 31, 2008 the Company's reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity are as follows:

                                                                  REINSURANCE
                                                                  RECOVERABLE
--------------------------------------------------------------------------------
Transamerica Financial Life Insurance Company                         $736
Connecticut General Life Insurance Company                            $539

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2008 and 2007, the Company's policy for the largest amount retained on any one life by any Company comprising the life operations was $10. For further discussion on ceded reinsurance, see Reinsurance in the Capital Markets Risk Management section of the MD&A.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2008           2007           2006
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,773         $6,134         $5,128
Reinsurance assumed                        48             13             19
Reinsurance ceded                        (682)          (694)          (719)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER   $ 5,139        $ 5,453        $ 4,428
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $465, $285 and $241 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also assumes reinsurance from other insurers.

In addition, the Company reinsures a portion of U.S minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $148, $132 and $166 in 2008, 2007 and 2006, respectively, and accident and health premium of $236, $243 and $259, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2008           2007           2006
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 8,601        $ 7,474        $ 7,198
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                 --            (20)            --
BALANCE, JANUARY 1, AS ADJUSTED         8,601          7,454          7,198
Deferred costs                          1,258          1,557          1,457
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (509)          (907)        (1,096)
Amortization -- Unlock, pre-tax (1)    (1,111)           302           (142)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other           1,747            194             57
Effect of currency translation            (42)            --             --
                                     --------       --------       --------
BALANCE, DECEMBER 31                  $ 9,944        $ 8,601        $ 7,474
                                     --------       --------       --------

(1)  For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                         $26
2010                                                                         $24
2011                                                                         $21
2012                                                                         $20
2013                                                                         $18

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2008 and December 31, 2007, the carrying amount of goodwill for the Company's Individual Annuity, Other Retail, Retirement Plans and Individual Life reporting units was:

                                           DECEMBER 31,         DECEMBER 31,
                                               2008                 2007
--------------------------------------------------------------------------------
REPORTING UNIT
Individual Annuity                              $ --                  $184
Other Retail                                     159                   159
Retirement Plans                                  79                    --
Individual Life                                  224                   224
                                               -----               -------
                                 TOTAL          $462                  $567
                                               -----               -------

In 2008, the Company completed three acquisitions that resulted in additional goodwill of $79 in the Retirement Plans reporting unit.

The Company's interim goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", and in connection with the preparation of our year end 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price. No goodwill impairment charges were recorded for the year ended December 31, 2007 or as a result of the Company's 2008 annual goodwill impairment tests.

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2008                                     2007
                                                     GROSS               ACCUMULATED          GROSS               ACCUMULATED
                                                    CARRYING                 NET             CARRYING                 NET
                                                     AMOUNT              AMORTIZATION         AMOUNT              AMORTIZATION
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED INTANGIBLE ASSETS
Servicing intangibles                                  $14                     $1              $ --                   $ --
Other                                                    1                     --                --                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $15                     $1              $ --                   $ --
                                                      ----                   ----              ----                   ----

In 2008, the Company completed three acquisitions that resulted in additional acquired intangible assets of $15 in servicing intangibles and other.

Net amortization expense for the years ended December 31, 2008, 2007 and 2006 was $1, $0 and $0, respectively, and included in other expense in the consolidated statement of operations. As of December 31, 2008, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the year ended December 31, 2008

                                    SERVICING
                                   INTANGIBLES        OTHER           TOTAL
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
 2008
BALANCE, BEGINNING OF YEAR             $ --            $ --            $ --
Acquisition of business                  14               1              15
Amortization, net of the
 accretion of interest                   (1)             --              (1)
                                       ----            ----            ----
         BALANCE, ENDING OF YEAR        $13             $ 1             $14
                                       ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                          $1
2010                                                                           1
2011                                                                           1
2012                                                                           1
2013                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities. Separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2008, 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note 8. The Company currently reinsures a portion of the death benefit guarantees associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate.

Changes in the gross GMDB and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007        $ 531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in reserve for future policy benefits in the Company's consolidated balance sheets. Changes in the SOP 03-1 reserve liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's consolidated statements of operations. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock and

Results in Note 1, the Company Unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2008 and 2007.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2008:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8.3%; it varies by asset class with a low of 3% for cash and a high of 9% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2008.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 11%, with an average of 10%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.5% for issue year 2005 & 2006, discount rate of 4.25% for issue year 2007 and discount rate of 3.5% for issue year 2008.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 4% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies declining to 0.5% by age 91.

The following table provides details concerning GMDB exposure as of December 31, 2008:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2008

                                                                                          RETAINED           WEIGHTED AVERAGE
                                                      ACCOUNT       NET AMOUNT           NET AMOUNT            ATTAINED AGE
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                    VALUE          AT RISK            AT RISK (8)           OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                               $25,961         $14,743               $5,019                  66
With 5% rollup (2)                                       1,858           1,153                  481                  65
With Earnings Protection Benefit Rider (EPB) (3)         5,068           2,447                  241                  62
With 5% rollup & EPB                                       742             400                   75                  65
                                                     ---------       ---------            ---------                 ---
                                          TOTAL MAV     33,629          18,743                5,816
Asset Protection Benefit (APB) (4)                      25,601           9,166                6,019                  63
Lifetime Income Benefit (LIB) (5)                        1,137             487                  487                  61
Reset (6) (5-7 years)                                    3,440           1,190                1,189                  67
Return of Premium (7)/Other                             17,321           3,889                3,638                  58
                                                     ---------       ---------            ---------                 ---
                                              TOTAL    $81,128         $33,475              $17,149                  63
                                                     ---------       ---------            ---------                 ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

(8) Net amount at risk and retained net amount at risk are highly sensitive to equity market movements. For example, as equity market declines, net amount at risk and retained net amount at risk will generally increase.

See Note 1 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2008         2007
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $459         $402
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                                   (1)
                                                        ------       ------
                       BALANCE, JANUARY 1, AS ADJUSTED     459          401
                                                        ------       ------
Sales inducements deferred                                 137          103
Unlock                                                     (43)          --
Amortization charged to income                             (21)         (49)
                                                        ------       ------
                                BALANCE, END OF PERIOD    $533        $ 459
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

REGULATORY DEVELOPMENTS --

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, Compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $14, $27 and $35 for the years ended December 31, 2008, 2007 and 2006, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $6 and $27 for the years ended December 31, 2008, 2007 and 2006, respectively.

Future minimum rental commitments on all operating leases are as follows:

2009                                                                          10
2010                                                                           7
2011                                                                           5
2012                                                                           4
2013                                                                           2
Thereafter                                                                     1
                                                                             ---
                                                                      TOTAL   29
                                                                             ---

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning 2009. The Company recorded benefits of $176, $155 and $174 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $9 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $6 related to true-ups of the prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $16, $11 and $17 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006 respectively. These amounts included benefits related to true-ups of prior years' tax returns of $4, $0 and $7 in 2008, 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2008, the Company has outstanding commitments totaling approximately $610, of which approximately $539 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2008 and 2007, the liability balance was $4 and $4, respectively. As of December 31, 2008 and 2007, $11 and $12, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather then at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                             2008           2007          2006
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                        $(686)         $177          $170
                                           ---------       -------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                                   (776)           75            12
    -- Net Operating Loss Carryforward          (719)           --            --
                                           ---------       -------       -------
                           TOTAL DEFERRED     (1,495)           75            12
                                           ---------       -------       -------
       TOTAL INCOME TAX EXPENSE (BENEFIT)    $(2,181)         $252          $182
                                           ---------       -------       -------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(2,007)        $398         $369
Dividends received deduction                 (176)        (155)        (174)
Penalties                                      --            7           --
Foreign related investments                     3           (4)          (8)
Other                                          (1)           6           (5)
                                        ---------       ------       ------
                                 TOTAL    $(2,181)        $252         $182
                                        ---------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2008            2007
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $660            $682
Net unrealized loss on investments                    2,924             293
Investment-related items                              2,424             460
Depreciable & Amortizable assets                         64              74
NOL Carryover                                           768              19
Minimum tax credit                                      241             254
Capital Loss Carryforward                                24              --
Foreign tax credit carryovers                            18              --
Other                                                    19              18
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      7,142           1,800
Valuation Allowance                                     (49)            (19)
                                                  ---------       ---------
NET DEFERRED TAX ASSETS                               7,093           1,781
                                                  ---------       ---------
Financial statement deferred policy acquisition
 costs and reserves                                  (3,614)         (1,910)
Employee benefits                                       (35)            (26)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (3,649)         (1,936)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,444           $(155)
                                                  ---------       ---------

The Company had current federal income tax receivable of $566 and $63 as of December 31, 2008 and 2007, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the total deferred tax asset is a deferred tax asset of $768 with respect to net operating losses of $2,233, consisting of U.S. losses of $2,054, which expire from 2012-2023, and foreign losses of $179, which have no expiration. A valuation allowance of $49 has been recorded which relates to foreign operations. No valuation allowance has been recognized for realized or unrealized loss amounts, as the Company either has available tax-planning strategies that are prudent and feasible, or has the ability and intent to hold securities until their recovery.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $324 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $500, $0 and $0 for 2008, 2007 and 2006, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During 2008, the Internal Revenue Service ("IRS") completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position or in the balance of uncertain tax positions.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2008 and 2007, $1,210 and $ 809, respectively, of consumer notes were outstanding. As of December 31, 2008, these consumer notes have interest rates ranging from 4.0% to 6.3% for fixed notes and, for variable notes, based on December 31, 2008 rates, either consumer price index plus 80 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $11 in 2009, $30 in 2010, $131 in 2011, $291 in 2012 and $751
thereafter. For 2008 and 2007, interest credited to holders of consumer notes was $ 59 and $11, respectively. During 2008, the Company made the decision to discontinue future issuances of consumer notes, this decision does not impact consumer notes currently outstanding.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2007 and 2006, and the statutory capital and surplus amounts as of December 31, 2007 and 2006 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2008 the statutory capital and surplus amounts as of December 31, 2008 are estimates, as the respective 2008 statutory filings have not yet been made.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2008          2007          2006
--------------------------------------------------------------------------------
Statutory net income                         $(2,533)         $255          $777
                                            --------       -------       -------
Statutory capital and surplus                 $4,073        $4,448        $3,276
                                            --------       -------       -------

The Company has received approval from the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC require a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allows for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. With respect to dividends to HLA, it is estimated that the Company's dividend limitation under the holding company laws of Connecticut is approximately $374 in 2009. However, because the Company's earned surplus is negative as of December 31, 2008, the Company will not be permitted to pay any dividends to HLA in 2009 without prior approval from the insurance commissioner until such time as earned surplus becomes positive.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $24, $22 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2008, employees whose prior year earnings were less than $100,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $100,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $11 and $9 for the years ended December 31, 2008, 2007 and 2006, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $18 million, $21 million and $19 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $5 million, $7 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2008 and 2007 the Company had $49 and $48 of reserves for claim annuities purchased by affiliated entities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2008 and 2007, $2.8 billion and $1.8 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2008 and December 31, 2007 is $2.6 (of which $148 relates to the adoption of SFAS 157) and $72, respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is liability of $1 at December 31, 2008. The fair value of the GMAB is an asset of $2 at December 31, 2007. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMWB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $34 and $0 at December 31, 2008 and 2007, respectively.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $ 14 and $4.3 billion, respectively. As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $130, respectively.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. EQUITY

NONCONTROLLING INTERESTS

The Company adopted SFAS 160 on January 1, 2009. The scope of this Statement applies to all entities that prepare consolidated financial statements and as such, includes variable interest entities in which the Company has concluded that it is the primary beneficiary. See Note 4 for further discussion of the Company's involvement in VIEs. The Company also holds the majority interest in certain general account mutual funds, in which it has provided seed money. The scope of FAS 160 also applies to these mutual fund investments. Upon adoption of SFAS 160, the Company reclassified $65 as of January 1, 2006 from liabilities to equity, representing the noncontrolling interest of other investors in these VIEs and mutual fund investments. The noncontrolling interest within these entities is likely to change, as these entities represent investment vehicles whereby investors may frequently redeem or contribute to these investments. As such, the change in noncontrolling ownership interest represented in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity will primarily represent redemptions and additional subscriptions within these investment vehicles.

The following table represents the change in noncontrolling ownership interest recorded in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity for the VIEs and Mutual Fund Seed Investments as of Decemnber 31, 2008, 2007 and 2006:

                                                 DECEMBER 31,
                                    2008              2007             2006
--------------------------------------------------------------------------------
Redemptions of The Hartford's
 interest in VIEs and Mutual
 Fund Investments resulting
 in deconsolidation (1)              $(22)              $(4)           $ --
Net (Redemptions) and
 Subscriptions from
 noncontrolling interests             $33              $110            $ --
                                    -----            ------            ----
              TOTAL CHANGE IN
      NONCONTROLLING INTEREST
                    OWNERSHIP         $15              $106             $74
                                    -----            ------            ----

(1) The deconsolidation of The Hartford's interest in mutual funds and VIEs in 2008 and 2007 resulted in a realized capital gain of $1 and $1, respectively.

18. QUARTERLY RESULTS FOR 2008 AND 2007 (UNAUDITED)

                                           MARCH 31,              JUNE 30,             SEPTEMBER 30,            DECEMBER 31,
                                      2008          2007     2008          2007      2008          2007      2008          2007
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $202        $1,916   $2,070        $1,902      $(77)       $2,000     $(477)       $1,758
                                     -------       -------  -------       -------  --------       -------  --------       -------
Benefits, claims and expenses          1,187         1,529    1,630         1,738     2,804         1,527     1,938         1,637
                                     -------       -------  -------       -------  --------       -------  --------       -------
Net income (loss) (1)                   (567)          296      362           147    (1,823)          332    (1,526)          111
                                     -------       -------  -------       -------  --------       -------  --------       -------

(1) Included in the three months ended September 30, 2008 are net realized capital losses of $1.9 billion and a DAC unlock charge of $824. Included in the three months ended December 31, 2008 are net realized capital losses of $2.0 billion

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificates of Incorporation of Hartford.(2)
       (6)    (b) By-Laws of the Hartford.(2)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Form of Participation Agreement.(5)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 3,323 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Robert Arena(1)                Senior Vice President/ Business Line Principal and Director
Diana Benken(1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner(2)       AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor(2)             Director
James Davey(1)                 Executive Vice President and Director
Peter E. Delahanty(1)          Senior Vice President/IIP Marketing
John N. Giamalis(3)            Treasurer
Stephen T. Joyce(1)            Senior Vice President/Business Line Principal
Kenneth A. McCullum(1)         Senior Vice President
Vernon Meyer(1)                Senior Vice President
Jamie Ohl(1)                   Senior Vice President/Business Line Principal
Mark A. Sides(4)               Chief Legal Officer and Secretary
Keith D. Sloane                Senior Vice President
Martin A. Swanson(1)           Vice President/Marketing
John C. Walters(1)             Chief Executive Officer and President and Director

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Chief Accounting Officer,
  Senior Vice President
John C. Walters, Chief Executive Officer,                          *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
  President, Chairman of the Board, Director*                             Richard J. Wirth
Gregory McGreevey, Executive Vice President,                              Attorney-in-Fact
  Chief Investment Officer, Director*                              Date:  May 1, 2009

333-119414

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte and Touche LLP.
     (11)  Letter regarding unaudited interim financial information.
     (99)  Copy of Power of Attorney.